UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord, CA 94520

(Address of principal executive offices) (Zip code)

Patrick R Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2024

Date of reporting period: April 1, 2023 through March 31, 2024

EXPLANATORY NOTE

This Form N-CSR/A (the “Amendment”) amends the Form N-CSR of the registrant for the annual reporting period ended March 31, 2024, originally filed with the Securities and Exchange Commission on June 7, 2024 (Accession No. 0001193125-24-157520) (the “Original Filing”). The purpose of the Amendment is to correct a typographical error in the financial highlights tables for the GuidePath Absolute Return Allocation Fund (Service and Institutional Class), GuidePath Flexible Income Allocation Fund (Institutional Class), and GuidePath Income Fund as well to correct a typographical error in the notes to the financial statements, each as included in Item 1 “Reports to Stockholders”. Other than the aforementioned revisions and the inclusion of new certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, this Amendment does not modify or supersede the Original Filing, and does not reflect events occurring after the submission of the Original Filing, or otherwise update the disclosures therein in any way.

Item 1. Reports to Stockholders.

(a)

(b)	Not applicable.

GuideMark® Funds

GuidePath® Funds

Investment Advisor

AssetMark, Inc.

ANNUAL REPORT

March 31, 2024

GUIDEMARK® LARGE CAP CORE FUND

GUIDEMARK® EMERGING MARKETS FUND

GUIDEMARK® SMALL/MID CAP CORE FUND

GUIDEMARK® WORLD EX-US FUND

GUIDEMARK® CORE FIXED INCOME FUND

GUIDEPATH® GROWTH ALLOCATION FUND

GUIDEPATH® CONSERVATIVE ALLOCATION FUND

GUIDEPATH® TACTICAL ALLOCATION FUND

GUIDEPATH® ABSOLUTE RETURN ALLOCATION FUND

GUIDEPATH® MULTI-ASSET INCOME ALLOCATION FUND

GUIDEPATH® FLEXIBLE INCOME ALLOCATION FUND

GUIDEPATH® MANAGED FUTURES STRATEGY FUND

GUIDEPATH® CONSERVATIVE INCOME FUND

GUIDEPATH® INCOME FUND

GUIDEPATH® GROWTH AND INCOME FUND

Dear Shareholder:

Enclosed is the Annual Report for the GuideMark® and GuidePath® Funds covering the period from April 1, 2023 to March 31, 2024.

Market Review

For the 12-month reporting period ended March 31, 2024, U.S. equities returned 29.9%[1]. The monetary policy outlook became more supportive of markets during the latter part of the period and coupled with better-than-expected corporate earnings, led to a strong rally in the equity markets. International developed equity markets lagged U.S. equities, returning 15.9%[2] for the 12-month period ended March 31, 2024. The underperformance stemmed in part from a less favorable monetary policy outlook relative to the U.S. Emerging markets equities rose a modest 8.6%[3] for the 12-month period ending March 31, 2024, as China struggled with continued post-COVID economic malaise and a property sector crisis.

Within U.S. equities, 11 out of 11 sectors posted positive returns for the 12-month period ended March 31, 2024. Communication services was the best performing sector for the period with gains of 49.8%[4]. In addition, information technology also gained 46.0%[5], benefiting from the excitement around artificial intelligence. The worst performing sectors for the 12-month period were consumer staples and utilities. Both defensive sectors lagged the broad market returning 7.2%[6] and 0.4%[7] respectively as of March 31, 2024.

Within equity styles, U.S. large cap growth stocks outperformed U.S. large cap value stocks for the 12-month reporting period by 8.1%[8]. A pause in rising interest rates and the possibility of lower interest rates ahead helped the outperformance of the growth segments, particularly during the last quarter of the reporting period. Across the capitalization spectrum, small cap stocks underperformed large-cap stocks by 14.0%[9].

Looking at broader asset class returns for the 12-month period ending March 31, 2024, commodities fell 0.6%[10]. Gold prices rose at 12.1%[11] aided by concerns over global unrest. Real estate investment trusts (REITs) returned 8.0%[12] over the same period tempered by higher interest rates.

Bonds posted negative returns in the first quarter of 2024; however, the gains accrued during the fourth quarter of 2023 were sufficient for a small positive return for the reporting period. U.S. core bonds returned 1.7% for the 12-month period ended March 31, 2024[13]. Longer-term Treasuries, which have the greatest sensitivity to interest-rate changes, were the hardest hit and fell 6.1%[14] for the same time period. High yield bonds (which have relatively less interest rate sensitivity) rose 11.2%[15], outperforming investment grade corporate bonds. Finally, emerging market bonds benefited from advancing emerging markets economic growth, rising 8.4%[16] for the 12-month period ended March 31, 2024.

Fund Review

Looking across the fund family, 12 of the 15 funds outperformed their benchmarks over the 12-month period.

Performance of the GuideMark Funds was favorable overall during the reporting period. The GuideMark Small/Mid Cap Core Fund, the GuideMark Large Cap Core Fund, and the GuideMark Emerging Markets Fund outperformed their respective benchmarks during the period as a result of their exposure to value and momentum factors. GuideMark World ex-US Fund underperformed its benchmark due to its exposure to quality, which led to negative security selection within technology. The GuideMark Core Fixed Income Fund outperformed its benchmark due primarily to allocation to U.S. corporate credit and security selection within credit including financials. Overall security selection was strong enough to offset the mild detraction from negative security selection within the industrials sector.

The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Multi-Asset Income Allocation Fund and GuidePath Flexible Income Allocation Fund each outperformed their respective benchmarks, with exposure to global equities, and in particular growth-oriented equities, along with diversified alternatives, and high yield bonds, convertible bonds, floating rate bonds and emerging markets bonds within fixed income all benefiting returns for the period. The GuidePath Tactical Allocation Fund outperformed its benchmark due to its security selection in the consumer discretionary, industrials and consumer staples sectors. The Fund’s higher total equity positioning relative to its benchmark also benefited

[1]	Source: Morningstar Direct. US equities represented by S&P 500 Index.

[2]	Source: Morningstar Direct. International developed market equities represented by MSCI EAFE Index USD.

[3]	Source: Morningstar Direct. Emerging market equities represented by MSCI Emerging Markets Index.

[4]	Source: Morningstar Direct. Communication Services represented by S&P 500 Sector Communication Services TR USD.

[5]	Source: Morningstar Direct. Information Technology represented by S&P 500 Sector Information Technology TR USD.

[6]	Source: Morningstar Direct. Consumer Staples represented by S&P 500 Sector Consumer Staples TR USD.

[7]	Source: Morningstar Direct. Utilities represented by S&P 500 Sector Utilities TR USD.

[8]	Source: Morningstar Direct. Large cap growth stocks represented by S&P 500 Growth Index and large cap value stocks represented by S&P 500 Value Index.

[9]	Source: Morningstar Direct. Large cap stocks represented by S&P 500 Index and small cap stocks represented by S&P 600 Index.

[10]	Source: Morningstar Direct. Commodities represented by Bloomberg Commodity Index.

[11]	Source: Morningstar Direct. Gold represented by Bloomberg Gold Subindex.

[12]	Source: Morningstar Direct. REITs represented by FTSE NAREIT All Equity REITs TR Index.

[13]	Source: Morningstar Direct. US core bonds represented by Bloomberg US Aggregate Bond Index.

[14]	Source: Morningstar Direct. Long Treasuries represented by Bloomberg US Long Treasury Index.

[15]	Source: Morningstar Direct. High yield bonds represented by Bloomberg US Corporate High Yield Bond Index.

[16]	Source: Morningstar Direct. Emerging market bonds represented by Bloomberg Emerging Markets Aggregate Bond Index.

performance during the period. The GuidePath Absolute Return Allocation Fund underperformed its benchmark due to exposures to long-term Treasuries and international equities during the period. The GuidePath Managed Futures Strategy Fund underperformed its benchmark for the 12-month period largely due to its relative performance in the second quarter of 2023 and in the fourth quarter of 2023. The Fund was long energy and grain commodities in the second quarter of 2023 while it was short bonds in early 2024, detracting from returns for the period.

All three of the GuidePath income-focused funds outperformed their respective benchmarks for the reporting period. The GuidePath Conservative Income Fund benefited from an allocation to floating rate notes and senior loans as the Federal Reserve modestly raised interest rates early in the period before pausing. The Fund’s allocation to cash equivalents also helped returns. The GuidePath Income Fund’s exposure to high yield bonds, and emerging markets bonds were the main drivers of performance during the period. The GuidePath Growth and Income Fund’s exposure to U.S. large-cap equity and Master Limited Parternerships (MLPs) boosted returns on the strength of equity markets in the second half of the period. The Fund’s volatility targeting component aided returns. The Fund’s put-write strategy was a detractor from returns as the collection of the option premiums was offset by moderate market volatility.

Looking Ahead

With the market expectation for eventual, if gradual, interest rate decreases and improved corporate profit growth outlook, market sentiment has leaned positive. However, unforeseen macroeconomic or geo-political events could add unexpected volatility to markets. In our view, preparing for some ups and downs, and following a disciplined investment strategy is a sensible plan.

Please contact your financial advisor to discuss any questions you may have about your investment strategy or changes in your financial goals. We thank you for including the funds in your portfolio and appreciate the trust you have placed in us.

Sincerely,

Carrie E. Hansen

Trustee, Chairperson and President of the Funds

Important Information

Past performance is no guarantee of future results and it is not possible to invest directly in any index.

The AssetMark platform provides fee-based investment advisory programs. Investors are advised to refer to the appropriate Disclosure Brochure, which can be obtained from your financial advisor, for a full description of services provided, including all applicable fees.

The prospectus includes additional information about the GuideMark and GuidePath Funds including investment objectives, risk factors, fees and charges as well as other important information that should be carefully read and considered before investing. You may obtain a prospectus by contacting your registered representative.

AssetMark, Inc. is an investment advisor registered with the Securities and Exchange Commission. The Principal Underwriter for the GuideMark and GuidePath Funds is AssetMark Brokerage®, LLC (AssetMark Brokerage), a member of the Financial Industry Regulatory Authority, Inc. AssetMark Brokerage is an affiliate of AssetMark, Inc. and shares its address. ©2024 AssetMark, Inc. All rights reserved.

Investment Terms

Market Capitalization or Market Cap refers to the total value of an issuer’s outstanding shares of stock. It is calculated by multiplying the price of a stock by its total number of outstanding shares.

Small Cap stocks generally refer to shares of companies with a market cap between $300 million and $2 billion.

Mid Cap stocks generally refer to shares of companies with a market cap between $2 billion and $10 billion.

Large Cap stocks generally refer to shares of companies with a market cap of $10 billion or greater.

Investment Factors:

Value refers to how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow.

Momentum refers to whether a company’s share price is trending up or down.

Quality refers to profitability.

Volatility is a statistical measure of the dispersion of returns for a given security, market index or portfolio over a period of time. Low volatility means that the value of a security, market index or portfolio stays relatively stable. High volatility means that the value of a security, market index or portfolio experiences rapid increases and dramatic falls and may move erratically.

Inflation is the measure of average prices of a “basket” of consumer goods over time.

GuideMark Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2014. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® INDEX – The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. As of April 28, 2023, the market capitalization of the companies in the Russell 1000® Index ranged from $2.4 billion to $2.7 trillion.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark Large Cap Core Fund(2)
Service Shares	30.82%	14.29%	11.60%	6.73%
Russell 1000® Index	29.87%	14.76%	12.68%	8.81%

(1)	Inception date is June 29, 2001.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuideMark Large Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund’s Service Shares returned 30.82%, outperforming the Russell 1000 Index at 29.87%.

•

As part of the Fund’s equal weighted three-factor investment approach, exposure to the value and momentum factors were the largest contributors to the Fund’s outperformance relative to the benchmark for the period.

•	Security selection within the industrials and consumer discretionary sectors contributed to Fund performance, driven by the Fund’s factor-based investment approach.

•	The Fund saw negative impacts to performance from its underweight to the largest companies in the index, security selection in the technology sector, and exposure to the quality factor.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Microsoft Corp.	6.31%
2	Apple, Inc.	4.97%
3	NVIDIA Corp.	4.13%
4	Vanguard S&P 500 ETF	3.31%
5	Amazon.com, Inc.	3.01%
6	Meta Platforms, Inc. – Class A	2.02%
7	Alphabet, Inc. – Class A	1.64%
8	Alphabet, Inc. – Class C	1.41%
9	Berkshire Hathaway, Inc. – Class B	1.39%
10	Eli Lilly & Co.	1.25%

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P, and has been licensed for use by U.S. Bancorp Fund Services, LLC.

GuideMark Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2014. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI EMERGING MARKETS INDEX – The MSCI Emerging Markets Index measures the equity market performance of countries considered to represent emerging markets. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark Emerging Markets Fund(2)
Service Shares	10.02%	2.28%	4.17%	4.20%
MSCI Emerging Markets Index	8.59%	2.61%	3.33%	8.19%

(1)	Inception date is June 29, 2001.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuideMark Emerging Markets Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund’s Service Shares returned 10.02%, outperforming the MSCI Emerging Markets Index at 8.59%.

•

As part of the Fund’s equal weighted three-factor investment approach, exposure to the value and momentum factors were the largest contributors to the Fund’s outperformance relative to the benchmark for the period.

•	The Fund’s relative performance benefited from security section in China and India, as well as being overweight the energy sector, all driven by the Fund’s factor-based investment approach.

•	The Fund saw negative impacts to performance from being overweight consumer staples and exposure to the quality factor.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Taiwan Semiconductor Manufacturing Co. Ltd.	7.67%
2	Samsung Electronics Co. Ltd.	3.60%
3	iShares Core MSCI Emerging Markets ETF	3.37%
4	iShares MSCI Saudi Arabia ETF	3.32%
5	Tencent Holdings Ltd.	3.02%
6	Alibaba Group Holding Ltd.	1.57%
7	MediaTek, Inc.	0.89%
8	Reliance Industries Ltd.	0.84%
9	ICICI Bank Ltd.	0.70%
10	China Construction Bank Corp. – Series H	0.69%

GuideMark Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2014. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 2500TM INDEX – The Russell 2500TM Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. As of April 28, 2023, the market capitalization of the companies in the Russell 2500TM Index ranged from $159.5 million to $15.8 billion.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark Small/Mid Cap Core Fund(2)
Service Shares	22.44%	11.03%	8.74%	8.05%
Russell 2500TM Index	21.43%	9.90%	8.84%	8.99%

(1)	Inception date is June 29, 2001.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuideMark Small/Mid Cap Core Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund’s Service Shares returned 22.44%, outperforming the Russell 2500 Index at 21.43%.

•

As part of the Fund’s equal weighted three-factor investment approach, exposure to the momentum and value factors were the largest contributors to the Fund’s outperformance relative to the benchmark for the period.

•

The Fund’s relative performance benefited from security section in the industrials sector, as well as being underweight the real estate sector, all driven by the Fund’s factor-based investment approach.

•	The Fund saw negative impacts to performance from its underweight to the largest companies in the index, security selection in the technology sector, and exposure to the quality factor.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard Extended Market ETF	3.20%
2	Super Micro Computer, Inc.	0.67%
3	Builders FirstSource, Inc.	0.58%
4	PulteGroup, Inc.	0.47%
5	Deckers Outdoor Corp.	0.46%
6	Williams Sonoma, Inc.	0.46%
7	AppLovin Corp.	0.35%
8	EMCOR Group, Inc.	0.33%
9	Vistra Corp.	0.33%
10	First Citizens BancShares, Inc. – Class A	0.31%

GuideMark World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2014. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI WORLD EX-USA INDEX – The MSCI World ex-USA Index captures large and mid-cap representation across 22 of 23 developed markets countries excluding the U.S. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark World ex-US Fund(2)
Service Shares	14.43%	6.31%	4.00%	3.38%
MSCI World ex-USA Index	15.92%	8.04%	5.34%	6.09%

(1)	Inception date is June 29, 2001.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuideMark World ex-US Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund’s Service Shares returned 14.43%, underperforming the MSCI World ex-USA Index at 15.92%.

•	As part of the Fund’s equal weighted three-factor investment approach, the Fund’s dedicated allocation to the quality factor detracted from performance.

•	As a result of the Fund’s factor-based investment approach, being overweight consumer staples and underweight technology detracted from Fund performance.

•	The Fund’s dedicated exposures to the momentum and value factors benefited performance.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares MSCI EAFE ETF	2.79%
2	Novo Nordisk AS – Series B	2.43%
3	ASML Holding NV	1.52%
4	LVMH Moet Hennessy Louis Vuitton SE	1.16%
5	Nestle SA	1.11%
6	AstraZeneca PLC	0.97%
7	Novartis AG	0.91%
8	TotalEnergies SE	0.87%
9	Shell PLC	0.85%
10	Roche Holdings AG – Non-Voting Shares	0.79%

GuideMark Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2014. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG U.S. AGGREGATE BOND INDEX – The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuideMark Core Fixed Income Fund(2)
Service Shares	2.56%	0.14%	1.01%	2.89%
Bloomberg U.S. Aggregate Bond Index	1.70%	0.36%	1.54%	3.58%

(1)	Inception date is June 29, 2001.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuideMark Core Fixed Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund’s Service Shares returned 2.56%, outperforming the Bloomberg US Aggregate Bond Index at 1.70%.

•	Security selection within investment grade corporate credit, including financials, was a significant driver of the outperformance over the period.

•

Allocation to securitized debt including asset backed securities contributed positively to Fund performance. Within asset backed securities, the focus on shorter duration and consumer linked segments of the fixed income markets, which benefited relative performance.

•	Within the investment grade corporates, an underweight to the industrials sector was a modest detractor.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Percentages expressed exclude derivative instruments, such as futures and swap contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Federal National Mortgage Association, 6.000%, 04/15/2041	5.11%
2	U.S. Treasury Note, 1.875%, 02/28/2029	2.27%
3	Federal National Mortgage Association, 6.000%, 05/15/2041	2.19%
4	Federal National Mortgage Association, 5.500%, 03/25/2053	2.12%
5	U.S. Treasury Note, 2.000%, 11/15/2026	1.97%
6	Federal National Mortgage Association, 4.500%, 04/15/2041	1.62%
7	U.S. Treasury Note, 4.250%, 03/15/2027	1.51%
8	Federal National Mortgage Association, 1.500%, 04/15/2036	1.38%
9	U.S. Treasury Bond, 3.125%, 02/15/2043	1.13%
10	Government National Mortgage Association, 5.000%, 04/15/2041	1.09%

GuidePath Growth Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2014. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P® TARGET RISK AGGRESSIVE INDEX – The S&P® Target Risk Aggressive Index is designed to measure the performance of an investment benchmark strategy which seeks to emphasize exposure to equity securities, maximizing opportunities for long-term capital accumulation, while also allocating a portion of exposure to fixed income to enhance portfolio efficiency.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuidePath Growth Allocation Fund(2)
Service Shares	24.46%	10.65%	7.69%	7.36%
S&P® Target Risk Aggressive Index	18.70%	9.25%	7.95%	8.34%

(1)	Inception date is April 29, 2011.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Growth Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund’s Service Shares returned 24.46%, outperforming the S&P Target Risk Aggressive Index at 18.70%.

•

The Fund’s relative outperformance was strongly driven by exposure to U.S. large cap growth stocks and technology stocks, with the markets benefitting from the Federal Reserve’s pause in raising interest rates.

•	Exposure to international equities, global small cap equities and global real estate investment trusts (REITs) detracted from returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard S&P 500 ETF	17.93%
2	Vanguard FTSE Developed Markets ETF	9.55%
3	Schwab U.S. Large-Cap ETF	9.22%
4	iShares Core S&P Small-Cap ETF	6.64%
5	American Funds – The Growth Fund of America – Class F3	6.23%
6	Schwab U.S. Large-Cap Growth ETF	6.18%
7	iShares Core MSCI Emerging Markets ETF	5.95%
8	American Funds – Fundamental Investors – Class F3	5.00%
9	AMCAP Fund – Class F3	4.97%
10	Vanguard Russell 1000 Growth ETF	4.94%

GuidePath Conservative Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2014. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P® TARGET RISK CONSERVATIVE INDEX – The S&P® Target Risk Conservative Index seeks to emphasize exposure to fixed income securities in order to produce a current income stream and avoid excessive volatility of returns. Equity securities are included to protect long-term purchasing power.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuidePath Conservative Allocation Fund(2)
Service Shares	10.49%	5.17%	3.85%	4.28%
S&P® Target Risk Conservative Index	8.91%	4.14%	4.12%	4.43%

(1)	Inception date is April 29, 2011.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Conservative Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund’s Service Shares returned 10.49%, outperforming the S&P Target Risk Conservative Index at 8.91%.

•	Exposure to U.S. large cap equities benefited performance. Within fixed income, exposure to high yield bonds, floating rate bonds and investment grade corporate bonds benefitted the Fund’s returns.

•

Exposure to international equities, global small cap equities and global real estate investment trusts (REITs) detracted from the Fund’s returns for the period. Positions in long-term Treasuries and Treasury Inflation Protected Securities (TIPS) also detracted from performance.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	WisdomTree Floating Rate Treasury Fund	8.76%
2	Vanguard High-Yield Corporate Fund	7.28%
3	Vanguard S&P 500 ETF	6.70%
4	American Funds – The Income Fund of America – Class F3	4.71%
5	American Funds – Capital Income Builder, Inc. – Class F-3	4.70%
6	iShares Core Aggressive Allocation ETF	4.70%
7	iShares Core Growth Allocation ETF	3.99%
8	American Funds – Multi-Sector Income Fund – Class F3	3.96%
9	American Funds – The Bond Fund of America – Class F3	3.95%
10	iShares Core U.S. Aggregate Bond ETF	3.95%

GuidePath Tactical Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2014. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® DAILY RISK CONTROL 10% INDEX – The S&P 500® Daily Risk Control 10% Index represents a portfolio of the S&P 500® Low Volatility Index plus an interest accruing cash component. The index is dynamically rebalanced to target a 10% level of volatility. Volatility is calculated as a function of historical returns.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuidePath Tactical Allocation Fund(2)
Service Shares	25.45%	8.94%	6.36%	5.83%
S&P 500® Daily Risk Control 10% Index	23.29%	9.37%	8.84%	8.51%

(1)	Inception date is April 29, 2011.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Tactical Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund’s Service Shares returned 25.45%, outperforming the S&P 500 Daily Risk Control Index at 23.29%.

•	Overweight equity positioning relative to the benchmark during the period benefited returns.

•	Security selection within the consumer discretionary, industrials and consumer staples sectors also benefitted returns.

•	Security selection within the technology and healthcare sectors and an underweight allocation to the communication services sector detracted from returns relative to the benchmark.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares Core S&P 500 ETF	14.93%
2	ProShares Ultra S&P500	11.95%
3	Microsoft Corp.	5.02%
4	Apple, Inc.	3.80%
5	Hartford Financial Services Group, Inc.	3.77%
6	Aflac, Inc.	3.27%
7	Builders FirstSource, Inc.	3.24%
8	Meta Platforms, Inc.	3.17%
9	Regeneron Pharmaceuticals, Inc.	3.16%
10	PulteGroup, Inc.	2.99%

GuidePath Absolute Return Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2014. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

FTSE 3-MONTH TREASURY BILL INDEX – The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Ten Year	Since Inception(1)
GuidePath Absolute Return Allocation Fund(2)
Service Shares	4.72%	0.79%	1.92%	1.80%
FTSE 3-Month Treasury Bill Index	5.47%	2.06%	1.39%	1.09%

(1)	Inception date is April 29, 2011.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Absolute Return Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund’s Service Shares returned 4.72%, underperforming the FTSE 3-Month Treasury Bill Index at 5.47%.

•

Positioning in long-term Treasuries was a driver of the Fund’s relative underperformance, as the Federal Reserve increased interest rates early in the period. Exposure to international equities detracted from returns.

•	Exposure to high yield, floating rate bonds and low duration bonds benefited returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR Bloomberg Investment Grade Floating Rate ETF	11.68%
2	DoubleLine Total Return Bond Fund – Institutional Shares	10.04%
3	Vanguard High-Yield Corporate Fund – Admiral Shares	9.03%
4	Vanguard Mortgage-Backed Securities ETF	8.94%
5	Vanguard Intermediate-Term Corporate Bond ETF	8.46%
6	DoubleLine Low Duration Bond Fund – Institutional Shares	7.27%
7	BlackRock Low Duration Bond Portfolio – Insitutional Shares	7.22%
8	Vanguard Emerging Markets Government Bond ETF	4.07%
9	T. Rowe Price Institutional Floating Rate Fund – Investor Shares	3.77%
10	DoubleLine Flexible Income Fund	3.66%

GuidePath Multi-Asset Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2014. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MORNINGSTAR MULTI-ASSET HIGH INCOME INDEX – The Morningstar Multi-Asset High Income Index is a broadly diversified index that seeks to deliver high current income while maintaining long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Years	Ten Years	Since Inception(1)
GuidePath Multi-Asset Income Allocation Fund(2)
Service Shares	10.15%	3.49%	3.41%	4.08%
Morningstar Multi-Asset High Income Index	9.85%	0.72%	2.47%	2.75%

(1)	Inception date is August 31, 2012.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Multi-Asset Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund’s Service Shares returned 10.15%, outperforming the Morningstar Multi-Asset High Income Index at 9.85%.

•

Global dividend-oriented equities were the main driver of the Fund’s relative outperformance. High yield, convertible bonds, floating rate bonds, and emerging markets bonds benefitted Fund returns during the period.

•

Exposure to U.S. real estate investment trusts (REITs) hurt relative performance. Long- and intermediate-term Treasuries and Treasury Inflation Protected Securities (TIPS) also detracted from the Fund’s returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard High-Yield Corporate Fund – Admiral Shares	9.31%
2	Schwab US Dividend Equity ETF	6.51%
3	Vanguard High Dividend Yield ETF	6.33%
4	iShares Emerging Markets Dividend ETF	6.09%
5	Loomis Sayles Global Allocation Fund – Class Y	5.20%
6	iShares 0-5 Year High Yield Corporate Bond ETF	5.08%
7	WisdomTree US LargeCap Dividend Fund	4.84%
8	iShares International Select Dividend ETF	4.77%
9	iShares Select Dividend ETF	4.75%
10	Global X US Preferred ETF	4.70%

GuidePath Flexible Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2014. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG U.S. AGGREGATE BOND INDEX – The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Years	Ten Years	Since Inception(1)
GuidePath Flexible Income Allocation Fund(2)
Service Shares	4.17%	2.27%	2.19%	1.81%
Bloomberg U.S. Aggregate Bond Index	1.70%	0.36%	1.54%	1.34%

(1)	Inception date is August 31, 2012.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Flexible Income Allocation Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund’s Service Shares returned 4.17%, outperforming the Bloomberg US Aggregate Bond Index at 1.70%.

•

Allocations to diversified alternatives and market neutral strategies benefited performance. Exposure to the US home construction sub-industry also contributed positively to returns. Fixed income positions in high yield, short-term Treasuries and emerging market government bonds also benefited Fund returns.

•

Small allocations to the US dollar detracted from returns. Positioning in long and intermediate-term Treasuries, and Treasury Inflation Protected Securities (TIPS), also detracted from the Fund’s performance relative to the benchmark.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Vanguard High-Yield Corporate Fund – Admiral Shares	13.93%
2	Stone Ridge Diversified Alternatives Fund	9.81%
3	Xtrackers USD High Yield Corporate Bond ETF	7.81%
4	iShares Broad USD High Yield Corporate Bond ETF	7.81%
5	Vanguard Short-Term Treasury ETF	7.73%
6	SPDR Portfolio Short Term Treasury ETF	7.73%
7	SPDR Bloomberg High Yield Bond ETF	6.77%
8	Vanguard Long-Term Treasury ETF	6.51%
9	JPMorgan Short Duration Core Plus Fund	5.80%
10	Vanguard Emerging Markets Government Bond ETF	4.92%

GuidePath Managed Futures Strategy Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on January 19, 2016 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

FTSE 3-MONTH TREASURY BILL INDEX – The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

SG TREND INDEX – The SG Trend Index is designed to track the 10 largest (by AUM) trend following commodity trading advisors and be representative of the trend followers in the managed futures space. Managers must meet the following criteria: must be open to new investment, must report returns on a daily basis, must be an industry recognized trend follower as determined at the discretion of the SG Index Committee, and must exhibit significant correlation to trend following peers and the SG Trend Indicator. Currently, one of the ten managers whose performance is tracked by the SG Trend Index is AlphaSimplex Group LLC, sub-advisor to the GuidePath Managed Futures Strategy Fund.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Year	Since Inception(1)
GuidePath Managed Futures Strategy Fund(2)
Service Shares	7.17%	10.71%	3.64%
FTSE 3-Month Treasury Bill Index	5.47%	2.06%	1.69%
SG Trend Index	16.00%	11.00%	4.63%

(1)	Inception date is January 19, 2016.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Managed Futures Strategy Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund’s Service Shares returned 7.17%, underperforming the SG Trend Index at 16.00%.

•

Most of the Fund’s underperformance occurred during the second quarter of 2023 due to long positions to energy and grain commodities, and the fourth quarter of 2023 due to short positions to global fixed income. The Fund’s use of forwards and futures to implement its strategy had a positive impact on performance.

•	Long positions to equities and cocoa contributed positively to Fund performance.

•	The Fund’s currency positioning, specifically a long position to the U.S. dollar, detracted from returns.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio.

Percentages expressed exclude derivative instruments, such as futures and forward currency contracts.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
The GuidePath Managed Futures Strategy Fund did not hold any long term investments as of March 31, 2024.

GuidePath Conservative Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG U.S. Treasury 1-3 YEAR BOND INDEX – The Bloomberg U.S. Treasury 1-3 Year Bond Index measures the performance of the US government bond market and includes public obligations of the U.S. Treasury with a maturity between 1 and up to (but not including) 3 years. Certain special issues, such as state and local government series bonds (SLGs), as well as U.S. Treasury TIPS, are excluded. Separate trading of registered interest and principal securities (STRIPS) are excluded from the Index because their inclusion would result in double-counting.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Years	Since Inception(1)
GuidePath Conservative Income Fund(2)
Shares	4.82%	1.18%	1.23%
Bloomberg U.S. Treasury 1-3 Year Bond Index	2.94%	1.13%	1.45%

(1)	Inception date for the Fund is April 30, 2018.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Conservative Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund returned 4.82% outperforming the Bloomberg US Treasury 1-3 Year Index at 2.94%.

•

Fund performance benefited from an allocation to floating rate notes and senior loans, as the Federal Reserve modestly raised interest rates early in the period before pausing. A target allocation of 50% to cash equivalents also contributed positively to the Fund’s returns.

•	A modest position in Treasury Inflation Protected Securities (TIPS) was a detractor from the Fund’s performance relative to the benchmark.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR Bloomberg Investment Grade Floating Rate ETF	12.53%
2	iShares 0-5 Year Investment GradeCorporate Bond ETF	6.55%
3	iShares 0-5 Year High Yield Corporate Bond ETF	4.14%
4	Invesco Senior Loan ETF	4.09%

GuidePath Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BLOOMBERG U.S. AGGREGATE BOND INDEX – The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate debt securities, mortgage- and asset-backed securities. All securities contained in the Bloomberg U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Years	Since Inception(1)
GuidePath Income Fund(2)
Shares	3.82%	(0.65)%	(0.39)%
Bloomberg U.S. Aggregate Bond Index	1.70%	0.36%	1.18%

(1)	Inception date for the Fund is April 30, 2018.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund returned 3.82%, outperforming the Bloomberg US Aggregate Bond Index at 1.70%.

•	Exposure to high yield bonds and emerging markets bonds were the main drivers of the Fund’s relative outperformance during the period.

•	Exposure to intermediate-term U.S. Treasuries were a slight detractor as interest rates remained elevated.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares 5-10 Year Investment Grade Corporate Bond ETF	29.18%
2	iShares Core U.S. Aggregate Bond ETF	25.03%
3	SPDR Bloomberg High Yield Bond ETF	19.58%
4	VanEck Emerging Markets High Yield Bond ETF	15.06%
5	iShares J.P. Morgan USD Emerging Markets Bond ETF	8.85%

GuidePath Growth and Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 30, 2018 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI USA HIGH DIVIDEND YIELD INDEX – The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)
	One Year	Five Years	Since Inception(1)
GuidePath Growth and Income Fund(2)
Shares	19.09%	8.89%	7.48%
MSCI USA High Dividend Yield Index	16.36%	8.82%	9.30%

(1)	Inception date for the Fund is April 30, 2018.

(2)	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).

GuidePath Growth and Income Fund

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 31, 2024, the Fund returned 19.09%, outperforming the MSCI USA High Dividend Yield Index at 16.36%.

•

Exposure to U.S. large-cap equity and Master Limited Partnerships (MLPs) boosted returns on the strength of equity markets in the second half of the period. The Fund’s volatility targeting component aided returns.

•	The Fund’s put-write strategy detracted from returns, as the collection of the option premiums was offset by moderate market volatility.

Components of Portfolio Holdings*

* Pie chart represents percentages of total portfolio, less investments purchased with proceeds from securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Schwab U.S. Large-Cap ETF	49.60%
2	Broadcom, Inc.	2.03%
3	Eaton Corp. PLC	1.95%
4	Exxon Mobil Corp.	1.86%
5	McDonald’s Corp.	1.71%
6	Procter & Gamble Co.	1.63%
7	Home Depot, Inc.	1.61%
8	AbbVie, Inc.	1.55%
9	ConocoPhillips	1.51%
10	Coca-Cola Co.	1.50%

GuideMark Funds & GuidePath Funds

EXPENSE EXAMPLE (Unaudited)

March 31, 2024

As a shareholder of the GuideMark & GuidePath Funds (the “Funds”), you incur ongoing costs, including management fees, service fees, and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period, which for all Funds is from October 1, 2023 to March 31, 2024, except as otherwise noted below.

Actual Expenses

The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under U.S. generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expenses ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Fund		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio[1] based on the period October 1, 2023 – March 31, 2024	Expenses Paid During Period[2] October 1, 2023 – March 31, 2024
SINGLE CLASS SHARES
GuidePath Conservative Income Fund	Actual	$1,000.00	$1,011.60	0.72%	$3.62
	Hypothetical[3]	$1,000.00	$1,021.40	0.72%	$3.64
GuidePath Income Fund	Actual	$1,000.00	$1,006.90	0.90%	$4.52
	Hypothetical[3]	$1,000.00	$1,020.50	0.90%	$4.55
GuidePath Growth and Income Fund	Actual	$1,000.00	$1,088.40	0.96%	$5.01
	Hypothetical[3]	$1,000.00	$1,020.20	0.96%	$4.85
[1]	The expense ratio excludes securities lending expense offset credits.

[2]

Expenses (net of waivers, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

[3]	5% annualized return before expenses.

GuideMark Funds & GuidePath Funds

EXPENSE EXAMPLE (Continued) (Unaudited)

March 31, 2024

Fund		Beginning Account Value October 1, 2023	Ending Account Value March 31, 2024	Annualized Expense Ratio[1] based on the period October 1, 2023 – March 31, 2024	Expenses Paid During Period[2] October 1, 2023 – March 31, 2024
SERVICE SHARES
GuideMark Large Cap Core Fund	Actual	$1,000.00	$1,246.00	0.86%	$4.83
	Hypothetical[3]	$1,000.00	$1,020.70	0.86%	$4.34
GuideMark Emerging Markets Fund	Actual	$1,000.00	$1,104.80	1.36%	$7.16
	Hypothetical[3]	$1,000.00	$1,018.20	1.36%	$6.86
GuideMark Small/Mid Cap Core Fund	Actual	$1,000.00	$1,206.60	1.12%	$6.18
	Hypothetical[3]	$1,000.00	$1,019.40	1.12%	$5.65
GuideMark World ex-US Fund	Actual	$1,000.00	$1,152.60	1.11%	$5.97
	Hypothetical[3]	$1,000.00	$1,019.45	1.11%	$5.60
GuideMark Core Fixed Income Fund	Actual	$1,000.00	$1,067.30	0.95%	$4.91
	Hypothetical[3]	$1,000.00	$1,020.25	0.95%	$4.80
GuidePath Growth	Actual	$1,000.00	$1,210.60	0.67%	$3.70
Allocation Fund	Hypothetical[3]	$1,000.00	$1,021.65	0.67%	$3.39
GuidePath Conservative	Actual	$1,000.00	$1,117.20	0.53%	$2.81
Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.35	0.53%	$2.68
GuidePath Tactical	Actual	$1,000.00	$1,224.00	0.78%	$4.34
Allocation Fund	Hypothetical[3]	$1,000.00	$1,021.10	0.78%	$3.94
GuidePath Absolute Return	Actual	$1,000.00	$1,057.80	0.61%	$3.14
Allocation Fund	Hypothetical[3]	$1,000.00	$1,021.95	0.61%	$3.08
GuidePath Multi-Asset Income	Actual	$1,000.00	$1,118.00	0.85%	$4.50
Allocation Fund	Hypothetical[3]	$1,000.00	$1,020.75	0.85%	$4.29
GuidePath Flexible Income	Actual	$1,000.00	$1,047.50	0.57%	$2.92
Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.15	0.57%	$2.88
GuidePath Managed Futures	Actual	$1,000.00	$1,013.00	1.50%	$7.55
Strategy Fund	Hypothetical[3]	$1,000.00	$1,017.50	1.50%	$7.57
[1]	The expense ratio excludes securities lending expense offset credits.

[2]

Expenses (net of waiver, if applicable) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

[3]	5% annualized return before expenses.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	COMMON STOCKS - 95.2%
	Aerospace & Defense - 1.1%
1,246	Axon Enterprise, Inc. (a)	$389,849
3,745	Boeing Co. (a)	722,748
5,826	BWX Technologies, Inc. (b)	597,864
2,687	Curtiss-Wright Corp.	687,711
2,070	General Dynamics Corp.	584,754
12,716	Howmet Aerospace, Inc.	870,156
1,770	Huntington Ingalls Industries, Inc.	515,902
914	L3Harris Technologies, Inc.	194,773
782	Lockheed Martin Corp.	355,708
9,798	RTX Corp. (b)	955,599
9,618	Textron, Inc.	922,655
679	TransDigm Group, Inc.	836,256

		7,633,975

	Air Freight & Logistics - 0.3%
7,207	C.H. Robinson Worldwide, Inc. (b)	548,741
1,872	Expeditors International of Washington, Inc.	227,579
2,843	FedEx Corp.	823,731
5,430	GXO Logistics, Inc. (a)	291,917

		1,891,968

	Automobile Components - 0.2%
16,194	BorgWarner, Inc.	562,580
4,440	Lear Corp.	643,267
3,238	Phinia, Inc.	124,436

		1,330,283

	Automobiles - 0.9%
22,031	Harley-Davidson, Inc. (b)	963,636
19,306	Tesla, Inc. (a)	3,393,802
17,325	Thor Industries, Inc. (b)	2,032,915

		6,390,353

	Banks - 2.2%
45,952	Bank of America Corp.	1,742,500
30,702	Citigroup, Inc.	1,941,595
6,939	Citizens Financial Group, Inc.	251,816
6,671	Comerica, Inc.	366,838
155	First Citizens BancShares, Inc. - Class A	253,425
17,390	First Horizon Corp.	267,806
22,529	FNB Corp.	317,659
29,791	JPMorgan Chase & Co.	5,967,137
7,306	KeyCorp	115,508
125,480	New York Community Bancorp, Inc. (b)	404,046
27,540	NU Holdings Ltd. - Class A (a)(b)	328,552
5,790	Popular, Inc.	510,041
13,484	Regions Financial Corp.	283,703
11,477	Synovus Financial Corp.	459,769
28,790	Wells Fargo & Co.	1,668,668
12,504	Western Alliance Bancorp	802,632
2,597	Wintrust Financial Corp.	271,101
5,360	Zions Bancorp NA	232,624

		16,185,420

	Beverages - 1.0%
1,634	Boston Beer Co., Inc. - Class A (a)	497,422
22,977	Coca-Cola Co.	1,405,733
633	Constellation Brands, Inc. - Class A	172,024
23,419	Molson Coors Beverage Co. - Class B (b)	1,574,928
8,652	Monster Beverage Corp. (a)	512,890
15,685	PepsiCo, Inc.	2,745,032

		6,908,029

Shares		Value
	Biotechnology - 2.0%
26,086	AbbVie, Inc.	$4,750,261
6,473	Amgen, Inc.	1,840,403
2,039	Biogen, Inc. (a)	439,670
37,670	Exelixis, Inc. (a)	893,909
16,868	Gilead Sciences, Inc.	1,235,581
10,362	Incyte Corp. (a)	590,323
1,545	Regeneron Pharmaceuticals, Inc. (a)	1,487,047
11,305	Roivant Sciences Ltd. (a)	119,155
3,702	United Therapeutics Corp. (a)	850,424
5,127	Vertex Pharmaceuticals, Inc. (a)	2,143,137

		14,349,910

	Broadline Retail - 4.0%
120,907	Amazon.com, Inc. (a)	21,809,205
7,884	Coupang, Inc. (a)	140,256
5,477	eBay, Inc.	289,076
6,469	Etsy, Inc. (a)(b)	444,550
59,575	Kohl’s Corp. (b)	1,736,611
154,247	Macy’s, Inc. (b)	3,083,398
68,162	Nordstrom, Inc. (b)	1,381,644
1,932	Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	153,729

		29,038,469

	Building Products - 1.5%
4,380	A O Smith Corp.	391,835
2,364	Advanced Drainage Systems, Inc.	407,175
16,820	Builders FirstSource, Inc. (a)	3,507,811
1,405	Carlisle Cos., Inc.	550,549
5,251	Carrier Global Corp.	305,241
3,927	Johnson Controls International PLC	256,511
1,985	Lennox International, Inc. (b)	970,188
9,739	Masco Corp.	768,212
11,792	Owens Corning, Inc.	1,966,906
2,209	Trane Technologies PLC	663,142
9,093	Trex Co., Inc. (a)	907,027

		10,694,597

	Capital Markets - 1.8%
3,324	Affiliated Managers Group, Inc.	556,670
3,553	Ameriprise Financial, Inc.	1,557,777
5,046	Ares Management Corp. - Class A (b)	671,017
12,111	Bank of New York Mellon Corp.	697,836
196	BlackRock, Inc. (b)	163,405
2,145	Blackstone, Inc.	281,789
1,379	Cboe Global Markets, Inc.	253,364
4,885	Charles Schwab Corp.	353,381
1,723	CME Group, Inc.	370,945
893	Coinbase Global, Inc. - Class A (a)	236,752
4,614	Evercore, Inc. - Class A	888,610
1,273	FactSet Research Systems, Inc.	578,438
12,432	Franklin Resources, Inc. (b)	349,463
1,684	Intercontinental Exchange, Inc.	231,432
10,102	Janus Henderson Group PLC	332,255
2,793	Jefferies Financial Group, Inc.	123,171
2,744	KKR & Co., Inc.	275,991
3,658	LPL Financial Holdings, Inc.	966,444
2,500	Moody’s Corp.	982,575
7,416	Morgan Stanley	698,291
1,741	Northern Trust Corp.	154,810
3,530	Raymond James Financial, Inc. (b)	453,323
571	S&P Global, Inc.	242,932
13,185	State Street Corp.	1,019,464
4,365	Stifel Financial Corp. (b)	341,212
1,522	Tradeweb Markets, Inc. - Class A (b)	158,547
5,265	XP, Inc. - Class A	135,100

		13,074,994

See notes to financial statements.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Chemicals - 0.9%
4,468	CF Industries Holdings, Inc.	$371,782
696	Ecolab, Inc.	160,706
2,963	Linde PLC	1,375,780
30,095	Mosaic Co.	976,884
961	NewMarket Corp.	609,870
12,679	Olin Corp.	745,525
4,467	RPM International, Inc.	531,350
2,391	Sherwin-Williams Co.	830,466
3,727	Westlake Corp.	569,486

		6,171,849

	Commercial Services & Supplies - 0.7%
2,610	Cintas Corp.	1,793,148
3,087	Clean Harbors, Inc. (a)	621,444
10,009	Copart, Inc. (a)	579,721
755	MSA Safety, Inc.	146,161
838	Republic Services, Inc.	160,427
18,949	Rollins, Inc.	876,770
1,670	Waste Management, Inc.	355,960

		4,533,631

	Communications Equipment - 0.8%
4,819	Arista Networks, Inc. (a)	1,397,413
44,251	Cisco Systems, Inc.	2,208,567
2,096	F5, Inc. (a)	397,381
6,819	Juniper Networks, Inc.	252,712
2,603	Motorola Solutions, Inc.	924,013
3,562	Ubiquiti, Inc.	412,658

		5,592,744

	Construction & Engineering - 0.5%
5,969	AECOM	585,440
2,140	EMCOR Group, Inc.	749,428
9,542	MasTec, Inc. (a)	889,791
3,080	Quanta Services, Inc.	800,184
1,832	Valmont Industries, Inc. (b)	418,209

		3,443,052

	Construction Materials - 0.1%
1,087	Eagle Materials, Inc. (b)	295,392
934	Vulcan Materials Co.	254,908

		550,300

	Consumer Finance - 1.6%
56,139	Ally Financial, Inc.	2,278,682
6,569	American Express Co.	1,495,696
15,363	Capital One Financial Corp. (b)	2,287,397
430	Credit Acceptance Corp. (a)(b)	237,166
7,853	Discover Financial Services	1,029,450
31,579	OneMain Holdings, Inc.	1,613,371
29,662	SLM Corp.	646,335
47,912	Synchrony Financial	2,065,965

		11,654,062

	Consumer Staples Distribution & Retail - 2.5%
40,250	Albertsons Cos., Inc. - Class A	862,960
6,956	BJ’s Wholesale Club Holdings, Inc. (a)(b)	526,221
4,345	Casey’s General Stores, Inc.	1,383,665
5,759	Costco Wholesale Corp.	4,219,216
2,507	Dollar General Corp.	391,243
2,880	Dollar Tree, Inc. (a)	383,472
6,003	Grocery Outlet Holding Corp. (a)	172,766

Shares		Value
	Consumer Staples Distribution & Retail (Continued)
29,574	Kroger Co.	$1,689,563
10,815	Performance Food Group Co. (a)	807,232
12,659	SYSCO Corp.	1,027,658
6,457	Target Corp.	1,144,245
32,902	US Foods Holding Corp. (a)	1,775,721
64,473	Walmart, Inc.	3,879,340

		18,263,302

	Containers & Packaging - 0.2%
8,343	Ardagh Group SA (a)(c)	0
13,981	Berry Global Group, Inc.	845,571
18,273	WestRock Co.	903,600

		1,749,171

	Distributors - 0.3%
4,146	Genuine Parts Co.	642,340
16,411	LKQ Corp.	876,511
1,252	Pool Corp. (b)	505,182

		2,024,033

	Diversfied Financial Services - 0.0%(d)
3,912	GCI Liberty Inc SR Escrow (a)(c)	3,538

	Diversified Consumer Services - 0.5%
193,197	ADT, Inc.	1,298,284
7,025	Grand Canyon Education, Inc. (a)	956,875
21,259	H&R Block, Inc. (b)	1,044,030

		3,299,189

	Diversified Telecommunication Services - 0.3%
95,328	AT&T, Inc.	1,677,773
17,961	Verizon Communications, Inc.	753,643

		2,431,416

	Electric Utilities - 0.2%
5,020	Constellation Energy Corp.	927,947
33,339	Hawaiian Electric Industries, Inc.	375,731
2,779	NRG Energy, Inc. (b)	188,110

		1,491,788

	Electrical Equipment - 0.7%
4,333	Acuity Brands, Inc.	1,164,407
659	AMETEK, Inc.	120,531
3,372	Eaton Corp. PLC	1,054,357
1,864	Hubbell, Inc.	773,653
10,055	nVent Electric PLC	758,147
1,387	Regal Rexnord Corp. (b)	249,799
6,231	Sensata Technologies Holding PLC	228,927
7,007	Vertiv Holdings Co. - Class A	572,262

		4,922,083

	Electronic Equipment, Instruments & Components - 0.9%
6,366	Amphenol Corp. - Class A	734,318
10,834	Arrow Electronics, Inc. (a)	1,402,570
1,894	CDW Corp.	484,447
4,045	Coherent Corp. (a)	245,208
5,215	Crane NXT Co. (b)	322,808
7,721	Jabil, Inc.	1,034,228
2,376	Keysight Technologies, Inc. (a)	371,559
15,037	TD SYNNEX Corp.	1,700,685
9,272	Vontier Corp.	420,578

		6,716,401

	Energy Equipment & Services - 0.1%
5,248	Baker Hughes Co.	175,808
1,729	Schlumberger NV	94,767
17,540	TechnipFMC PLC	440,429

		711,004

See notes to financial statements.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Entertainment - 0.7%
3,690	Electronic Arts, Inc.	$489,552
2,530	Netflix, Inc. (a)	1,536,545
40,582	Playtika Holding Corp.	286,103
2,454	Spotify Technology SA (a)	647,611
864	Take-Two Interactive Software, Inc. (a)(b)	128,295
5,061	TKO Group Holdings, Inc. (b)	437,321
2,803	Walt Disney Co.	342,975
167,880	Warner Bros Discovery, Inc. (a)(b)	1,465,593

		5,333,995

	Financial Services - 3.7%
6,074	Apollo Global Management, Inc.	683,021
23,993	Berkshire Hathaway, Inc. - Class B (a)	10,089,537
76,251	Corebridge Financial, Inc. (b)	2,190,691
487	Corpay, Inc. (a)	150,259
23,931	Equitable Holdings, Inc.	909,617
1,132	Euronet Worldwide, Inc. (a)	124,441
4,564	Fiserv, Inc. (a)	729,419
1,673	Jack Henry & Associates, Inc.	290,650
8,972	Mastercard, Inc. - Class A	4,320,646
35,667	MGIC Investment Corp. (b)	797,514
85,193	UWM Holdings Corp. (b)	618,501
16,217	Visa, Inc. - Class A (b)	4,525,840
8,526	Voya Financial, Inc.	630,242
36,755	Western Union Co.	513,835

		26,574,213

	Food Products - 1.2%
17,676	Archer-Daniels-Midland Co.	1,110,230
13,137	Bunge Global SA	1,346,805
1,855	Darling International, Inc. (a)	86,276
31,288	Flowers Foods, Inc.	743,090
1,780	Freshpet, Inc. (a)(b)	206,231
2,719	Hershey Co.	528,846
4,284	Ingredion, Inc.	500,585
2,414	Lamb Weston Holdings, Inc.	257,163
8,527	Mondelez International, Inc. - Class A	596,890
12,414	Post Holdings, Inc. (a)	1,319,360
391	Seaboard Corp.	1,260,553

		7,956,029

	Gas Utilities - 0.1%
38,373	UGI Corp.	941,673

	GICS Airlines - 0.0% (d)
6,231	Delta Air Lines, Inc.	298,278

	Ground Transportation - 0.5%
5,668	Landstar System, Inc.	1,092,564
3,184	Old Dominion Freight Line, Inc. (b)	698,283
675	Saia, Inc. (a)(b)	394,875
12,196	Uber Technologies, Inc. (a)	938,970
848	Union Pacific Corp.	208,549
5,196	XPO, Inc. (a)	634,068

		3,967,309

	Health Care Equipment & Supplies - 1.0%
12,384	Abbott Laboratories	1,407,565
1,319	Align Technology, Inc. (a)	432,527
11,650	Boston Scientific Corp. (a)	797,909
604	DexCom, Inc. (a)	83,775
7,825	Edwards Lifesciences Corp. (a)	747,757
23,412	Envista Holdings Corp. (a)	500,549
1,751	IDEXX Laboratories, Inc. (a)	945,417

Shares		Value
	Health Care Equipment & Supplies (Continued)
1,123	Inspire Medical Systems, Inc. (a)(b)	$241,209
1,333	Insulet Corp. (a)	228,476
1,769	Intuitive Surgical, Inc. (a)	705,990
1,138	Penumbra, Inc. (a)(b)	253,979
969	Shockwave Medical, Inc. (a)	315,535
1,946	Stryker Corp.	696,415
4,022	Tandem Diabetes Care, Inc. (a)(b)	142,419

		7,499,522

	Health Care Providers & Services - 3.2%
4,223	Amedisys, Inc. (a)	389,192
8,553	Cardinal Health, Inc.	957,081
2,943	Cencora, Inc.	715,120
27,801	Centene Corp. (a)	2,181,822
1,069	Chemed Corp. (b)	686,223
7,761	Cigna Group	2,818,718
30,171	CVS Health Corp.	2,406,439
1,742	DaVita, Inc. (a)	240,483
3,110	Elevance Health, Inc.	1,612,659
3,715	Encompass Health Corp.	306,785
923	HCA Healthcare, Inc.	307,848
7,263	Henry Schein, Inc. (a)	548,502
2,317	Humana, Inc.	803,350
1,762	Laboratory Corp. of America Holdings	384,927
2,444	McKesson Corp.	1,312,061
856	Molina Healthcare, Inc. (a)	351,670
9,573	Premier, Inc. - Class A	211,563
5,343	Tenet Healthcare Corp. (a)	561,603
11,890	UnitedHealth Group, Inc.	5,881,983
2,191	Universal Health Services, Inc. - Class B	399,770

		23,077,799

	Health Care Technology - 0.2%
82,395	Teladoc Health, Inc. (a)	1,244,164

	Hotels, Restaurants & Leisure - 1.5%
1,194	Airbnb, Inc. - Class A (a)	196,962
512	Booking Holdings, Inc.	1,857,475
4,598	Boyd Gaming Corp.	309,537
11,701	Caesars Entertainment, Inc. (a)	511,802
202	Chipotle Mexican Grill, Inc. (a)	587,168
1,420	Domino’s Pizza, Inc.	705,570
1,334	DoorDash, Inc. - Class A (a)	183,718
7,378	DraftKings, Inc. - Class A (a)	335,035
2,939	Expedia Group, Inc. (a)	404,847
768	Hilton Worldwide Holdings, Inc.	163,822
2,257	Marriott International, Inc. - Class A	569,464
5,144	McDonald’s Corp.	1,450,351
13,342	MGM Resorts International (a)(b)	629,876
48,173	Penn Entertainment, Inc. (a)(b)	877,230
2,114	Royal Caribbean Cruises Ltd. (a)	293,867
3,168	Starbucks Corp.	289,524
1,768	Texas Roadhouse, Inc.	273,103
2,291	Wingstop, Inc.	839,422
5,948	Yum! Brands, Inc. (b)	824,690

		11,303,463

	Household Durables - 1.4%
4,191	DR Horton, Inc.	689,629
901	Garmin Ltd.	134,132
11,135	Lennar Corp. - Class A	1,914,997
7,367	Lennar Corp. - Class B	1,135,844
7,056	Mohawk Industries, Inc. (a)	923,560
78,129	Newell Rubbermaid, Inc.	627,376
98	NVR, Inc. (a)	793,796

See notes to financial statements.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Household Durables (Continued)
9,389	PulteGroup, Inc.	$1,132,501
14,750	Tempur Sealy International, Inc.	838,095
12,608	Toll Brothers, Inc.	1,631,097
734	TopBuild Corp. (a)(b)	323,496

		10,144,523

	Household Products - 0.9%
1,474	Church & Dwight Co., Inc. (b)	153,753
2,917	Clorox Co.	446,622
13,377	Colgate-Palmolive Co.	1,204,599
2,245	Kimberly-Clark Corp.	290,391
26,426	Procter & Gamble Co.	4,287,618

		6,382,983

	Independent Power and Renewable Electricity Producers - 0.3%
19,943	Brookfield Renewable Corp. - Class A	490,000
16,037	Vistra Corp.	1,116,977

		1,606,977

	Industrial Conglomerates - 0.3%
2,850	3M Co.	302,299
10,441	General Electric Co.	1,832,709

		2,135,008

	Insurance - 2.2%
7,361	Aflac, Inc.	632,015
915	Allstate Corp.	158,304
1,129	American Financial Group, Inc.	154,086
15,281	American International Group, Inc. (b)	1,194,516
1,193	Aon PLC - Class A	398,128
8,628	Arch Capital Group, Ltd. (a)	797,572
3,483	Arthur J. Gallagher & Co.	870,889
2,459	Assured Guaranty, Ltd. (b)	214,548
6,629	Axis Capital Holdings Ltd.	431,018
1,929	Brown & Brown, Inc.	168,865
2,064	Chubb, Ltd.	534,844
8,141	CNA Financial Corp.	369,764
1,455	Everest Group Ltd.	578,362
2,007	Globe Life, Inc.	233,555
1,053	Hartford Financial Services Group, Inc.	108,512
5,876	Loews Corp.	460,032
168	Markel Group, Inc. (a)	255,609
8,724	Marsh & McLennan Cos., Inc.	1,796,969
25,640	Old Republic International Corp.	787,661
1,676	Primerica, Inc.	423,961
15,200	Principal Financial Group, Inc.	1,311,912
5,150	Progressive Corp.	1,065,123
3,297	Reinsurance Group of America, Inc.	635,925
1,504	RenaissanceRe Holdings Ltd.	353,485
30,546	Unum Group	1,639,098
186	White Mountains Insurance Group Ltd.	333,740

		15,908,493

	Interactive Media & Services - 5.3%
78,835	Alphabet, Inc. - Class A (a)	11,898,566
67,055	Alphabet, Inc. - Class C (a)	10,209,794
11,622	Match Group, Inc. (a)	421,646
30,091	Meta Platforms, Inc. - Class A	14,611,588
31,325	Pinterest, Inc. - Class A (a)	1,086,038
15,540	TripAdvisor, Inc. (a)	431,857

		38,659,489

	IT Services - 1.8%
7,973	Accenture PLC - Class A	2,763,522
5,531	Akamai Technologies, Inc. (a)	601,552
7,417	Amdocs Ltd.	670,274
14,162	Cognizant Technology Solutions Corp. - Class A	1,037,933
126,715	DXC Technology Co. (a)	2,687,625

Shares		Value
	IT Services (Continued)
1,505	EPAM Systems, Inc. (a)	$415,621
2,648	Gartner, Inc. (a)	1,262,222
3,806	GoDaddy, Inc. - Class A (a)	451,696
11,395	International Business Machines Corp.	2,175,989
332	MongoDB, Inc. (a)(b)	119,069
3,385	VeriSign, Inc. (a)	641,491

		12,826,994

	Leisure Products - 0.2%
13,597	Mattel, Inc. (a)	269,357
1,427	Polaris, Inc.	142,871
17,721	YETI Holdings, Inc. (a)(b)	683,144

		1,095,372

	Life Sciences Tools & Services - 0.6%
3,733	10X Genomics, Inc. - Class A (a)	140,099
2,607	Agilent Technologies, Inc.	379,345
11,646	Avantor, Inc. (a)	297,788
1,412	Bruker Corp.	132,643
3,246	Danaher Corp.	810,591
985	IQVIA Holdings, Inc. (a)	249,097
581	Mettler-Toledo International, Inc. (a)	773,479
2,038	Thermo Fisher Scientific, Inc.	1,184,506
957	Waters Corp. (a)	329,428
698	West Pharmaceutical Services, Inc.	276,206

		4,573,182

	Machinery - 2.2%
1,851	AGCO Corp.	227,710
12,055	Allison Transmission Holdings, Inc.	978,384
2,937	Caterpillar, Inc.	1,076,205
1,664	Cummins, Inc.	490,298
1,294	Deere & Co.	531,497
8,226	Donaldson Co., Inc.	614,318
12,874	Esab Corp. (b)	1,423,478
1,778	Fortive Corp.	152,944
131,680	Gates Industrial Corp. PLC (a)	2,332,053
3,219	Illinois Tool Works, Inc.	863,754
5,222	Ingersoll Rand, Inc.	495,829
2,228	ITT, Inc.	303,075
3,229	Lincoln Electric Holdings, Inc. (b)	824,816
424	Nordson Corp.	116,405
5,276	Oshkosh Corp.	657,970
4,777	Otis Worldwide Corp. (b)	474,213
9,302	PACCAR, Inc.	1,152,425
1,926	Parker-Hannifin Corp.	1,070,451
2,484	Pentair PLC	212,233
2,044	Snap-on, Inc.	605,474
3,656	Timken Co.	319,644
3,534	Toro Co. (b)	323,820
6,174	Westinghouse Air Brake Technologies Corp.	899,428

		16,146,424

	Marine Transportation - 0.0% (d)
3,493	Kirby Corp. (a)	332,953

	Media - 1.5%
1,554	Cable One, Inc. (b)	657,544
37,405	Comcast Corp. - Class A	1,621,507
29,269	Fox Corp. - Class A (b)	915,241
31,121	Fox Corp. - Class B	890,683
57,491	Liberty Media Corp.-Liberty SiriusXM - Class A (a)	1,707,483
58,655	Liberty Media Corp.-Liberty SiriusXM (a)	1,742,640
8,350	New York Times Co. - Class A	360,887
30,133	News Corp. - Class A	788,882
27,721	News Corp. - Class B (b)	750,130
7,065	Nexstar Media Group, Inc. - Class A (b)	1,217,229
880	Omnicom Group, Inc.	85,149
69,109	Sirius XM Holdings, Inc. (b)	268,143

		11,005,518

See notes to financial statements.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Metals & Mining - 0.8%
73,643	Cleveland-Cliffs, Inc. (a)	$1,674,642
6,033	Nucor Corp.	1,193,931
1,551	Reliance, Inc.	518,313
330,001	SSR Mining, Inc. (b)	1,471,804
7,580	Steel Dynamics, Inc.	1,123,583

		5,982,273

	Oil, Gas & Consumable Fuels - 3.4%
18,767	Antero Midstream Corp.	263,864
17,646	APA Corp. (b)	606,669
2,554	Cheniere Energy, Inc.	411,909
11,142	Chevron Corp.	1,757,539
10,035	ConocoPhillips	1,277,255
6,574	Devon Energy Corp.	329,883
3,471	Diamondback Energy, Inc.	687,848
8,464	EOG Resources, Inc.	1,082,038
14,315	EQT Corp. (b)	530,657
41,532	Exxon Mobil Corp.	4,827,680
744	Hess Corp.	113,564
22,678	HF Sinclair Corp.	1,369,071
20,137	Marathon Oil Corp.	570,683
14,879	Marathon Petroleum Corp.	2,998,119
2,404	Occidental Petroleum Corp.	156,236
6,520	ONEOK, Inc.	522,708
7,187	Ovintiv, Inc.	373,005
11,853	Phillips 66	1,936,069
2,199	Pioneer Natural Resources Co.	577,238
11,115	Range Resources Corp.	382,689
162,415	Southwestern Energy Co. (a)	1,231,106
4,989	Targa Resources Corp.	558,718
12,955	Valero Energy Corp.	2,211,289

		24,775,837

	Passenger Airlines - 0.0% (d)
16,256	American Airlines Group, Inc. (a)	249,530

	Personal Care Products - 0.2%
26,238	Coty, Inc. - Class A (a)	313,807
3,254	Estee Lauder Cos., Inc. - Class A	501,604
278,387	Olaplex Holdings, Inc. (a)(b)	534,503

		1,349,914

	Pharmaceuticals - 3.5%
34,417	Bristol-Myers Squibb Co.	1,866,434
12,937	Elanco Animal Health, Inc. (a)	210,614
11,642	Eli Lilly & Co.	9,057,010
7,167	Jazz Pharmaceuticals PLC (a)	863,050
29,095	Johnson & Johnson	4,602,538
35,269	Merck & Co., Inc.	4,653,745
15,864	Perrigo Co. PLC	510,662
19,633	Pfizer, Inc.	544,816
201,945	Viatris, Inc. (b)	2,411,223
4,299	Zoetis, Inc.	727,434

		25,447,526

	Professional Services - 1.0%
5,749	Booz Allen Hamilton Holding Corp.	853,382
696	Broadridge Financial Solutions, Inc.	142,582
1,072	CACI International, Inc. - Class A (a)	406,106
92,336	Clarivate PLC (a)(b)	686,056
21,575	Concentrix Corp. (b)	1,428,696
35,152	Dun & Bradstreet Holdings, Inc.	352,926
1,500	FTI Consulting, Inc. (a)	315,435
2,615	Leidos Holdings, Inc.	342,800
12,521	ManpowerGroup, Inc.	972,130
1,298	Paychex, Inc.	159,394
10,463	Robert Half, Inc.	829,507
3,843	Science Applications International Corp.	501,089

Shares		Value
	Professional Services (Continued)
4,607	SS&C Technologies Holdings, Inc.	$296,553
857	Verisk Analytics, Inc.	202,021

		7,488,677

	Real Estate Management & Development - 0.0% (d)
1,335	Jones Lang LaSalle, Inc. (a)	260,445

	Semiconductors & Semiconductor Equipment - 8.4%
11,623	Advanced Micro Devices, Inc. (a)	2,097,835
13,452	Allegro MicroSystems, Inc. (a)	362,666
3,209	Analog Devices, Inc.	634,708
13,516	Applied Materials, Inc.	2,787,405
5,348	Broadcom, Inc.	7,088,293
11,566	Cirrus Logic, Inc. (a)	1,070,549
2,018	Enphase Energy, Inc. (a)	244,138
21,080	Intel Corp.	931,104
3,068	KLA Corp.	2,143,213
2,202	Lam Research Corp.	2,139,397
9,114	Lattice Semiconductor Corp. (a)(b)	712,988
7,401	Microchip Technology, Inc.	663,944
10,898	Micron Technology, Inc.	1,284,765
5,884	MKS Instruments, Inc. (b)	782,572
1,282	Monolithic Power Systems, Inc.	868,452
33,041	NVIDIA Corp.	29,854,526
10,615	ON Semiconductor Corp. (a)	780,733
7,249	Qorvo, Inc. (a)	832,403
14,898	QUALCOMM, Inc.	2,522,231
7,732	Skyworks Solutions, Inc.	837,530
6,382	Teradyne, Inc. (b)	720,081
9,419	Texas Instruments, Inc.	1,640,884

		61,000,417

	Software - 11.5%
6,001	Adobe, Inc. (a)	3,028,105
37,098	AppLovin Corp. - Class A (a)	2,567,924
4,644	Atlassian Corp. - Class A (a)	906,091
2,848	Autodesk, Inc. (a)	741,676
6,817	Cadence Design System, Inc. (a)	2,121,996
1,078	Crowdstrike Holdings, Inc. - Class A (a)	345,596
4,629	Datadog, Inc. - Class A (a)	572,144
11,768	DocuSign, Inc. (a)	700,784
3,043	Dolby Laboratories, Inc. - Class A (b)	254,912
34,397	Dropbox, Inc. - Class A (a)	835,847
4,833	Elastic NV (a)	484,460
1,229	Fair Isaac Corp. (a)	1,535,771
18,088	Fortinet, Inc. (a)	1,235,591
11,021	Gen Digital, Inc.	246,870
1,324	Guidewire Software, Inc. (a)	154,524
1,678	HubSpot, Inc. (a)	1,051,368
15,025	Informatica, Inc. - Class A (a)(b)	525,875
2,156	Intuit, Inc.	1,401,400
5,113	Manhattan Associates, Inc. (a)	1,279,426
108,511	Microsoft Corp.	45,652,748
178,763	NCR Voyix Corp. (a)	2,257,777
20,581	Nutanix, Inc. - Class A (a)	1,270,259
10,139	Oracle Corp.	1,273,560
11,225	Palantir Technologies, Inc. - Class A (a)	258,287
4,311	Palo Alto Networks, Inc. (a)	1,224,884
17,369	Pegasystems, Inc.	1,122,732
21,692	RingCentral, Inc. - Class A (a)(b)	753,580
683	Roper Industries, Inc.	383,054
9,914	Salesforce, Inc.	2,985,899
2,164	ServiceNow, Inc. (a)	1,649,834
11,043	Smartsheet, Inc. - Class A (a)	425,155
2,941	Synopsys, Inc. (a)	1,680,781
29,616	Teradata Corp. (a)	1,145,251
1,466	Workday, Inc. - Class A (a)	399,851
7,380	Zoom Video Communications, Inc. - Class A (a)	482,431

		82,956,443

See notes to financial statements.

GuideMark Large Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail - 4.2%
2,873	Advance Auto Parts, Inc.	$244,464
8,859	AutoNation, Inc. (a)(b)	1,466,873
526	AutoZone, Inc. (a)	1,657,768
16,766	Bath & Body Works, Inc.	838,635
7,733	Best Buy Co., Inc. (b)	634,338
2,830	Burlington Stores, Inc. (a)(b)	657,098
7,053	Dick’s Sporting Goods, Inc. (b)	1,585,938
2,505	Floor & Decor Holdings, Inc. - Class A (a)(b)	324,698
7,342	GameStop Corp. - Class A (a)(b)	91,922
131,449	Gap, Inc.	3,621,420
12,073	Home Depot, Inc.	4,631,203
8,055	Lowe’s Cos., Inc.	2,051,850
1,871	O’Reilly Automotive, Inc. (a)	2,112,134
8,343	Penske Automotive Group, Inc. (b)	1,351,482
401,642	Petco Health & Wellness Co., Inc. (a)(b)	915,744
4,664	Ross Stores, Inc.	684,489
17,885	TJX Cos., Inc.	1,813,897
2,884	Tractor Supply Co. (b)	754,800
2,280	Ulta Beauty, Inc. (a)	1,192,166
27,593	Victoria’s Secret & Co. (a)(b)	534,752
12,445	Wayfair, Inc. - Class A (a)(b)	844,767
7,041	Williams Sonoma, Inc. (b)	2,235,729

		30,246,167

	Technology Hardware, Storage & Peripherals - 5.4%
209,496	Apple, Inc.	35,924,374
76,846	Hewlett Packard Enterprise Co.	1,362,480
8,397	HP, Inc.	253,757
6,077	NetApp, Inc.	637,903
18,395	Pure Storage, Inc. - Class A (a)	956,356

		39,134,870

	Textiles, Apparel & Luxury Goods - 1.5%
8,542	Capri Holdings Ltd.(a)	386,953
7,250	Carter’s, Inc. (b)	613,930
4,901	Columbia Sportswear Co. (b)	397,863
1,814	Crocs, Inc. (a)	260,853
2,222	Deckers Outdoor Corp. (a)	2,091,480
3,166	lululemon athletica, Inc. (a)	1,236,798
12,032	NIKE, Inc. - Class B	1,130,767
9,796	PVH Corp. (b)	1,377,415
5,968	Ralph Lauren Corp. (b)	1,120,552
12,142	Skechers USA, Inc. - Class A (a)	743,819
13,725	Tapestry, Inc.	651,663
74,915	Under Armour, Inc. - Class A (a)	552,873
65,171	Under Armour, Inc. - Class C (a)(b)	465,321
10,118	VF Corp. (b)	155,210

		11,185,497

	Tobacco - 0.1%
9,140	Philip Morris International, Inc.	837,407

	Trading Companies & Distributors - 1.1%
9,682	Core & Main, Inc. - Class A (a)	554,295
14,970	Fastenal Co.	1,154,786
2,943	Ferguson PLC	642,839
8,002	MSC Industrial Direct Co., Inc. - Class A (b)	776,514
3,415	SiteOne Landscape Supply, Inc. (a)(b)	596,088
621	United Rentals, Inc.	447,809
1,852	W.W. Grainger, Inc.	1,884,040
1,770	Watsco, Inc. (b)	764,587
6,296	WESCO International, Inc.	1,078,379

		7,899,337

	Wireless Telecommunication Services - 0.0%(d)
1,842	T-Mobile USA, Inc.	300,651

	Total Common Stocks (Cost $340,515,177)	689,184,913

Shares		Value
	INVESTMENT COMPANIES - 3.3%
	Domestic Equity Funds - 3.3%
49,737	Vanguard S&P 500 ETF	$23,908,576

	Total Investment Companies (Cost $17,247,752)	23,908,576

	REAL ESTATE INVESTMENT TRUSTS - 0.9%
10,280	Annaly Capital Management, Inc. (b)	202,413
3,358	Boston Properties, Inc. (b)	219,311
5,185	EPR Properties	220,103
15,408	Highwoods Properties, Inc. (b)	403,381
16,370	Host Hotels & Resorts, Inc. (b)	338,532
4,205	Iron Mountain, Inc.	337,283
14,018	Kilroy Realty Corp. (b)	510,676
140,437	Park Hotels & Resorts, Inc.	2,456,243
105,140	Rithm Capital Corp. (b)	1,173,362
24,584	Vornado Realty Trust (b)	707,282
2,529	Welltower, Inc. (b)	236,310

	Total Real Estate Investment Trusts (Cost $5,432,377)	6,804,896

Units
	SHORT-TERM INVESTMENTS - 9.7%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.2%
66,692,592	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (e)	66,692,592

Shares
	Money Market Funds - 0.5%
3,485,485	JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (e)	3,485,485

	Total Short-term Investments (Cost $70,178,077)	70,178,077

	Total Investments - 109.1% (Cost $433,373,383)	790,076,462
	Liabilities in Excess of Other Assets - (9.1)%	(66,186,349)

	TOTAL NET ASSETS - 100.0%	$723,890,113

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap

PLC - Public Limited Company

SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $65,478,045 which represented 9.0% of net assets.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,538 or 0.0% of net assets as of March 31, 2024.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	COMMON STOCKS - 90.7%
	Bermuda - 0.2%
66,077	Kunlun Energy Co. Ltd.	$55,200
2,989	Orient Overseas International Ltd.	35,779

		90,979

	Brazil - 3.7%
18,564	Ambev SA	46,342
8,712	B3 SA - Brasil Bolsa Balcao	20,845
14,260	Banco Bradesco SA	36,280
4,682	Banco BTG Pactual SA	34,102
15,847	Banco do Brasil SA	179,090
3,586	Banco Santander Brasil SA	20,385
21,909	BB Seguridade Participacoes SA	142,364
11,863	Caixa Seguridade Participacoes SA	37,183
2,685	Centrais Eletricas Brasileiras SA	22,308
3,711	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	62,797
2,999	CPFL Energia SA	20,845
3,257	Equatorial Energia SA	21,235
138,454	Magazine Luiza SA (a)	49,690
16,747	Natura & Co. Holding SA	59,403
34,877	Petroleo Brasileiro SA	266,546
5,802	PRIO SA	56,199
28,705	Raia Drogasil SA	157,278
4,548	Telefonica Brasil SA	45,803
9,792	TIM SA	34,733
9,953	Ultrapar Participacoes SA	56,657
19,780	Vale SA	240,733
9,134	Vibra Energia SA	45,530
7,399	WEG SA	56,517

		1,712,865

	Cayman Islands - 5.2%
15,610	AAC Technologies Holdings, Inc.	52,424
9,743	ANTA Sports Products Ltd.	103,888
148,467	Bosideng International Holdings Ltd.	74,258
17,164	China Mengniu Dairy Co. Ltd.	36,943
8,443	China Resources Land, Ltd.	26,785
910,684	Country Garden Holdings Co. Ltd. (a)	56,618
62,615	Country Garden Services Holdings Co. Ltd.	40,186
42,298	Geely Automobile Holdings Ltd.	50,059
34,697	Kingboard Holdings Ltd.	70,840
12,460	Li Ning Co. Ltd.	33,240
21,802	Meituan - Class B (a)(b)	269,126
37,393	Tencent Holdings Ltd.	1,456,455
55,234	Tingyi Cayman Islands Holding Corp.	60,614
31,308	Xiaomi Corp. - Class B (a)(b)	61,466
15,083	Zhen Ding Technology Holding Ltd.	58,908

		2,451,810

	Chile - 0.6%
1,236	Banco de Credito e Inversiones SA	35,335
48,550	Cencosud SA	84,239
1,069,263	Enel Chile SA	64,280
41,259	Falabella SA (a)	108,296

		292,150

	China - 17.6%
22,900	37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	55,940
1,000	Advanced Micro-Fabrication Equipment, Inc. China - Class A (a)	20,674
97,900	Agricultural Bank of China Ltd. - Class A	56,512
260,606	Agricultural Bank of China Ltd. - Class H	110,004
11,327	Akeso, Inc. (a)(b)	67,612
83,336	Alibaba Group Holding Ltd.	753,594
35,800	Aluminum Corp. of China Ltd. - Class A	35,257
72,294	Aluminum Corp. of China Ltd. - Class H	46,034
2,799	Anhui Yingjia Distillery Co. Ltd. - Class A (a)	25,281

Shares		Value
	China (Continued)
119,483	AviChina Industry & Technology Co. Ltd. - Class H	$47,041
8,038	Baidu, Inc. - Class A (a)	105,817
28,900	Bank of Beijing Co. Ltd.	22,597
18,100	Bank of Changsha Co. Ltd. - Class A	19,324
58,600	Bank of China Ltd. - Class A	35,529
510,446	Bank of China Ltd. - Class H	209,288
90,100	Bank of Communications Co. Ltd. - Class A	77,950
134,298	Bank of Communications Co. Ltd. - Class H	88,316
21,200	Bank of Shanghai Co. Ltd. - Class A	19,686
2,905	BeiGene Ltd. (a)	34,949
280	Beijing Kingsoft Office Software, Inc. - Class A	11,592
800	Beijing Roborock Technology Co. Ltd. - Class A	37,863
3,857	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - Class A	37,053
2,700	Bloomage Biotechnology Corp. Ltd. - Class A	20,984
12,800	By-health Co. Ltd. - Class A	29,536
36,000	CGN Power Co. Ltd. - Class A	19,830
1,500	Changchun High & New Technology Industry Group, Inc. - Class A	25,206
782,685	China Cinda Asset Management Co. Ltd. - Class H	65,052
231,368	China CITIC Bank Corp. Ltd. - Class H	123,412
109,983	China Coal Energy Co. Ltd. - Class H	107,130
222,759	China Communications Services Corp. Ltd. - Class H	103,952
549,881	China Construction Bank Corp. - Class H	331,839
100,600	China Everbright Bank Co. Ltd. - Class A	43,441
301,145	China Everbright Bank Co. Ltd. - Class H	86,650
84,652	China Feihe Ltd. (b)	39,836
10,938	China Merchants Bank Co. Ltd. - Class H	43,353
14,900	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - Class A	19,924
11,100	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - Class A	14,843
56,872	China Minsheng Banking Corp., Ltd. - Class H	19,710
4,800	China National Medicines Corp. Ltd. - Class A	21,105
22,700	China National Nuclear Power Co. Ltd. - Class A	28,119
6,000	China Pacific Insurance Group Co. Ltd. - Class A	18,806
18,086	China Pacific Insurance Group Co. Ltd. - Class H	31,729
72,469	China Petroleum & Chemical Corp. - Class A	62,429
108,230	China Petroleum & Chemical Corp. - Class H	61,553
3,289	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	24,000
6,500	China Shenhua Energy Co Ltd. - Class A	34,772
12,708	China Shenhua Energy Co. Ltd. - Class H	49,989
165,563	China Tower Corp. Ltd. - Class H (b)	19,054
105,400	China United Network Communications Ltd. - Class A	67,295
3,700	Chongqing Brewery Co. Ltd. - Class A	33,105
65,300	Chongqing Rural Commercial Bank Co. Ltd. - Class A	42,025
112,436	COSCO SHIPPING Holdings Co. Ltd. - Class H	118,382
8,400	CSPC Innovation Pharmaceutical Co. Ltd. - Class A	43,354
24,100	Daqin Railway Co. Ltd. - Class A	24,409
11,160	DaShenLin Pharmaceutical Group Co. Ltd. - Class A	32,634
1,836	Dong-E-E-Jiao Co. Ltd. - Class A	15,452
205,267	Dongfeng Motor Group Co. Ltd. - Class H	85,833
11,614	East Buy Holding Ltd. (a)(b)	30,905
4,800	Ecovacs Robotics Co. Ltd. - Class A	23,649
5,600	Eoptolink Technology, Inc. Ltd.	52,703
20,500	Foxconn Industrial Internet Co. Ltd. - Class A	66,605
5,786	Giant Biogene Holding Co. Ltd. (b)	31,497
6,600	Gree Electric Appliances, Inc. of Zhuhai - Class A	35,811
46,955	Haidilao International Holding Ltd. (b)	106,252

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	China (Continued)
47,558	Hangzhou Binjiang Real Estate Group Co. Ltd. - Class A	$44,179
13,181	Henan Shenhuo Coal & Power Co. Ltd. - Class A	35,358
14,400	Hisense Visual Technology Co. Ltd. – Class A	47,146
2,946	Hithink RoyalFlush Information Network Co. Ltd. - Class A	55,012
39,100	HLA Group Corp. Ltd. - Class A	47,474
4,212	Huadong Medicine Co. Ltd. - Class A	17,913
7,059	Huagong Tech Co. Ltd. - Class A	30,923
17,700	Huaibei Mining Holdings Co. Ltd. - Class A	40,138
63,100	Huaxia Bank Co. Ltd. - Class A	56,511
8,100	Hubei Jumpcan Pharmaceutical Co. Ltd. - Class A	41,149
5,200	Hundsun Technologies, Inc. - Class A	16,384
251,099	Industrial & Commercial Bank of China Ltd. - Class H	126,211
6,600	JCET Group Co. Ltd. - Class A	26,520
22,012	JD Logistics, Inc. (a)(b)	22,485
9,211	JD.com, Inc. - Class A	126,346
8,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	52,484
9,200	Jiangsu Nhwa Pharmaceutical Co. Ltd.	27,530
6,100	Jiangsu Pacific Quartz Co. Ltd. - Class A (a)	76,638
9,903	Jiangxi Copper Co. Ltd. - Class A	30,870
18,925	Jiangxi Copper Co. Ltd. - Class H	32,323
24,954	Joincare Pharmaceutical Group Industry Co. Ltd. - Class A	37,421
27,535	Jointown Pharmaceutical Group Co. Ltd. - Class A	30,365
8,698	Kuaishou Technology (a)(b)	54,751
6,100	Kunlun Tech Co. Ltd. - Class A (a)	34,305
200	Kweichow Moutai Co. Ltd. - Class A	47,144
2,374	Li Auto, Inc. - Class A (a)	36,048
44,552	Longfor Properties Co., Ltd. (b)	63,193
6,400	LONGi Green Energy Technology Co Ltd. - Class A	17,379
1,019	Luzhou Laojiao Co. Ltd. - Class A	26,123
9,634	NetEase, Inc.	199,632
18,737	New Oriental Education & Technology Group, Inc. (a)	163,759
19,382	Nongfu Spring Co. Ltd. - Class H (b)	104,757
36,504	Offshore Oil Engineering Co. Ltd. - Class A	32,235
24,001	OFILM Group Co. Ltd. - Class A (a)	33,407
10,000	People.cn Co. Ltd. - Class A	36,940
43,100	People’s Insurance Co. Group of China Ltd. - Class A	30,571
120,428	People’s Insurance Co. Group of China Ltd. - Class H	38,500
61,600	PetroChina Co. Ltd. - Class A	78,973
272,281	PetroChina Co. Ltd. - Class H	233,514
80,990	PICC Property & Casualty Co. Ltd. - Class H	106,886
27,447	Ping An Insurance Group Co. of China Ltd. - Class H	116,531
16,700	Poly Developments and Holdings Group Co. Ltd. - Class A	21,624
4,242	Qifu Technology, Inc. - ADR	78,180
1,184	Sangfor Technologies, Inc. - Class A (a)	10,336
6,922	Shaanxi Coal Industry Co. Ltd. - Class A	23,946
44,000	Shandong Nanshan Aluminum Co. Ltd. - Class A	20,528
250,200	Shanghai Construction Group Co. Ltd. - Class A	80,712
1,378	Shanghai Moons’ Electric Co. Ltd. - Class A	11,221
9,700	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. - Class A	26,874
9,200	Shanxi Coal International Energy Group Co. Ltd. - Class A	21,358
9,700	Shanxi Lu’an Environmental Energy Development Co. Ltd.	26,923

Shares		Value
	China (Continued)
1,100	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	$37,367
7,900	Shenzhen SC New Energy Technology Corp. - Class A	65,268
8,190	Shijiazhuang Yiling Pharmaceutical Co. Ltd. - Class A	22,887
54,500	Sichuan Changhong Electric Co. Ltd. - Class A	41,367
13,600	Sichuan Chuantou Energy Co. Ltd. - Class A	31,236
6,551	Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	27,424
3,200	Sichuan Swellfun Co. Ltd. - Class A	21,143
17,239	Sinopharm Group Co. Ltd. - Class H	44,206
3,600	Suzhou TFC Optical Communication Co. Ltd.	75,668
2,280	TAL Education Group - ADR (a)	25,878
3,900	Tianqi Lithium Corp. - Class A	25,737
13,874	Tongwei Co. Ltd. - Class A	47,449
113,292	Topsports International Holdings Ltd. (b)	75,984
8,169	Vipshop Holdings Ltd. - ADR	135,197
57,190	Want Want China Holdings, Ltd.	33,758
159,200	Wintime Energy Group Co. Ltd. - Class A (a)	29,322
5,900	WUS Printed Circuit Kunshan Co. Ltd. - Class A	24,868
58,700	Xiamen C & D, Inc. - Class A	82,510
18,875	Yankuang Energy Group Co. Ltd. - Class H	39,691
4,694	Yifeng Pharmacy Chain Co. Ltd. - Class A	25,547
2,665	Yum China Holdings, Inc.	106,041
2,400	Yunnan Botanee Bio-Technology Group Co. Ltd. - Class A	19,758
10,900	Yunnan Tin Co. Ltd. - Class A	21,780
8,000	Yunnan Yuntianhua Co. Ltd. - Class A	20,521
37,700	Yutong Bus Co. Ltd. - Class A	97,961
11,867	Zhejiang China Commodities City Group Co. Ltd. - Class A	14,406
8,000	Zhejiang Dahua Technology Co. Ltd. - Class A	20,618
26,442	Zhejiang Expressway Co. Ltd. - Class H	16,968
6,812	Zhejiang Supor Co. Ltd. - Class A	53,914
8,261	Zhejiang Weixing New Building Materials Co. Ltd. - Class A	17,846
3,300	Zhongji Innolight Co. Ltd. - Class A	70,695
248	Zhongji Innolight Co. Ltd. - Class A	5,313
23,000	Zhongjin Gold Corp. Ltd. - Class A	39,384
12,293	Zhongsheng Group Holdings, Ltd.	21,352
4,502	ZTE Corp. - Class A	17,113
6,301	ZTE Corp. - Class H	12,578

		8,440,563

	Colombia - 0.1%
7,734	Bancolombia SA	68,643

	Czech Republic - 0.3%
1,044	CEZ AS	37,257
874	Komercni Banka AS	31,303
12,696	Moneta Money Bank AS (b)	55,180

		123,740

	Egypt - 0.5%
83,542	Commercial International Bank - Egypt (CIB)	140,964
81,747	Eastern Co. SAE	46,539
122,811	EFG Holding S.A.E. (a)	45,738

		233,241

	Hong Kong - 1.4%
43,694	China Medical System Holdings Ltd.	45,908
192,424	China Resources Pharmaceutical Group Ltd. (b)	123,034
95,404	China Taiping Insurance Holdings Co. Ltd.	83,637
19,997	CITIC Ltd.	19,247
39,155	COSCO Pacific Ltd.	21,499
109,684	CSPC Pharmaceutical Group Ltd. (a)	86,332
62,841	Far East Horizon Ltd.	46,567
110,677	Lenovo Group Ltd.	128,231
59,913	Sino Biopharmaceutical Ltd.	23,167
24,692	Sinotruk Hong Kong Ltd.	60,666
107,530	Yuexiu Property Co. Ltd.	59,333

		697,621

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Hungary - 0.4%
14,598	MOL Hungarian Oil & Gas PLC	$118,378
1,819	OTP Bank Nyrt	83,720

		202,098

	India - 16.4%
10,253	Adani Power Ltd. (a)	65,873
1,730	Ambuja Cements Ltd.	12,734
1,052	Asian Paints Ltd.	35,902
7,328	Aurobindo Pharma Ltd.	96,022
6,751	Axis Bank Ltd.	85,086
387	Bajaj Auto Ltd.	42,577
536	Bajaj Finance Ltd.	46,803
9,611	Bandhan Bank Ltd. (b)	20,827
40,011	Bank of Baroda	127,109
28,001	Bharat Electronics Ltd.	67,818
1,875	Bharat Forge Ltd.	25,454
19,955	Bharat Petroleum Corp. Ltd.	144,560
6,905	Bharti Airtel Ltd.	101,882
1,108	Britannia Industries Ltd.	65,255
13,667	CG Power & Industrial Solutions Ltd.	88,798
2,741	Cholamandalam Investment and Finance Co. Ltd.	38,169
4,501	Cipla Ltd.	80,913
17,473	Coal India Ltd.	91,364
4,611	Colgate-Palmolive India Ltd.	150,236
1,380	Cummins India Ltd.	49,819
2,711	Dr Reddy’s Laboratories Ltd.	200,354
1,012	Godrej Consumer Products Ltd. (a)	15,237
11,573	HCL Technologies Ltd.	215,171
9,133	HDFC Bank Ltd.	159,258
19,633	Hindalco Industries Ltd.	132,554
2,418	Hindustan Aeronautics Ltd.	96,760
29,042	Hindustan Petroleum Corp. Ltd.	165,797
1,646	Hindustan Unilever Ltd.	44,785
25,648	ICICI Bank Ltd.	338,135
28,379	IDFC First Bank Ltd. (a)	25,746
7,027	Indian Hotels Co. Ltd.	49,878
87,258	Indian Oil Corp. Ltd.	176,078
16,596	Infosys Ltd.	298,863
548	InterGlobe Aviation Ltd. (a)(b)	23,352
22,942	ITC Ltd.	118,141
5,813	Jindal Steel & Power Ltd.	59,535
9,767	Jio Financial Services Ltd. (a)	41,523
4,166	Jubilant Foodworks Ltd.	22,477
5,027	Larsen & Toubro Ltd.	227,368
1,341	LTIMindtree Ltd. (b)	79,690
2,114	Lupin Ltd.	41,036
2,917	Mahindra & Mahindra Ltd.	67,387
9,039	Marico Ltd.	53,995
265	Maruti Suzuki India Ltd.	40,116
2,743	Max Healthcare Institute Ltd.	27,052
2,739	Mphasis Ltd.	78,779
17	MRF Ltd.	27,209
3,914	Muthoot Finance Ltd.	69,736
5,564	Nestle India Ltd.	175,145
7,637	NMDC Ltd.	18,536
33,542	NTPC Ltd.	135,553
102,564	Oil & Natural Gas Corp. Ltd.	331,080
185	Page Industries Ltd.	76,529
1,332	Persistent Systems Ltd.	63,896
17,251	Petronet LNG Ltd.	54,623
418	Pidilite Industries Ltd.	15,120
662	Polycab India Ltd.	40,314
52,052	Power Finance Corp. Ltd.	244,220
34,734	Power Grid Corp. of India Ltd.	115,297
29,194	REC Ltd.	158,463
11,361	Reliance Industries Ltd.	406,249

Shares		Value
	India (Continued)
40,174	Samvardhana Motherson International Ltd.	$56,658
1,481	Shriram Finance Ltd.	42,014
462	Siemens Ltd.	29,847
16,763	State Bank of India	151,815
3,008	Sun Pharmaceutical Industries Ltd.	58,559
848	Supreme Industries Ltd.	43,115
87,090	Suzlon Energy Ltd. (a)	42,368
5,564	Tata Consultancy Services Ltd.	259,683
668	Tata Elxsi Ltd.	62,500
19,415	Tata Motors Ltd.	231,784
10,849	Tata Motors Ltd. - Class A	85,821
30,391	Tata Steel Ltd.	56,988
6,385	Tech Mahindra Ltd.	95,824
526	Titan Co. Ltd.	24,045
979	Torrent Pharmaceuticals Ltd.	30,556
538	Trent, Ltd.	25,537
3,551	TVS Motor Co. Ltd.	91,908
514	UltraTech Cement Ltd.	60,191
9,752	Varun Beverages Ltd.	163,897
5,613	Vedanta Ltd.	18,374
7,253	Wipro Ltd.	42,038

		7,841,760

	Indonesia - 1.6%
484,805	Adaro Energy Indonesia Tbk PT	82,603
123,856	Bank Central Asia Tbk PT	78,765
188,894	Bank Mandiri Persero Tbk PT	85,945
287,716	Bank Rakyat Indonesia Persero Tbk PT	110,015
78,871	Indah Kiat Pulp & Paper Tbk PT	47,626
213,509	Indofood Sukses Makmur Tbk PT	85,848
510,158	Kalbe Farma Tbk PT	47,460
436,922	Sumber Alfaria Trijaya Tbk PT	80,224
255,515	Telkom Indonesia Persero Tbk PT	56,199
337,039	Unilever Indonesia Tbk PT	57,403

		732,088

	Ireland - 0.6%
2,721	PDD Holdings, Inc. - ADR (a)(c)	316,316

	Luxembourg - 0.1%
1,203	Reinet Investments SCA	29,105

	Mexico - 2.5%
88,214	Alfa SAB de CV - Class A	65,664
5,466	Arca Continental SAB de CV	59,712
284,957	Cemex SAB de CV (a)	256,847
6,128	Coca-Cola Femsa SAB de CV	59,490
8,812	Fomento Economico Mexicano SAB de CV	115,174
2,407	Gruma SAB de CV - Class B	45,011
966	Grupo Aeroportuario del Sureste SAB de CV - Class B	30,561
22,325	Grupo Bimbo SAB de CV - Class A	105,776
6,053	Grupo Carso SAB de CV - Class A1	54,144
10,427	Grupo Financiero Banorte SAB de CV - Series O	110,749
16,028	Grupo Financiero Inbursa SAB de CV - Series O (a)	49,524
10,922	Grupo Mexico SAB de CV - Class B	65,032
10,386	Kimberly-Clark de Mexico SAB de CV - Class A	24,177
26,029	Orbia Advance Corp. SAB de CV	54,467
34,632	Wal-Mart de Mexico SAB de CV	139,425

		1,235,753

	Netherlands - 0.1%
8,965	Pepco Group NV (a)	40,403

	Peru - 0.4%
1,648	Cia de Minas Buenaventura SAA - ADR	26,171
222	Credicorp Ltd.	37,614
639	Southern Copper Corp. (c)	68,066

		131,851

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Philippines - 0.1%
11,081	BDO Unibank, Inc.	$30,455

	Poland - 1.1%
981	Bank Polska Kasa Opieki SA	44,580
270	Budimex SA	47,308
1,486	CD Projekt SA	43,479
1,076	Dino Polska SA (a)(b)	104,385
21	LPP SA	80,377
4,186	ORLEN SA	68,181
35,844	PGE Polska Grupa Energetyczna SA (a)	64,580
4,433	Powszechna Kasa Oszczednosci Bank Polski SA	65,776
1,928	Powszechny Zaklad Ubezpieczen SA	23,548
351	Santander Bank Polska SA	49,980

		592,194

	Qatar - 0.6%
24,264	Commercial Bank PSQC	32,887
51,676	Ooredoo QPSC	150,444
3,203	Qatar Islamic Bank SAQ	16,721
30,367	Qatar National Bank QPSC	118,432

		318,484

	Republic of Korea - 13.3%
1,056	Amorepacific Corp.	95,080
516	CJ CheilJedang Corp.	111,938
518	CosmoAM&T Co. Ltd. (a)	62,468
2,559	Coway Co. Ltd.	106,964
2,290	DB Insurance Co. Ltd.	163,806
2,170	Doosan Bobcat, Inc.	87,065
1,588	Doosan Enerbility Co Ltd. (a)	20,649
222	Ecopro BM Co. Ltd. (a)	45,823
132	Ecopro Co. Ltd. (a)	64,493
3,022	GS Holdings Corp.	108,753
3,289	Hana Financial Group, Inc.	143,985
1,820	Hankook Tire & Technology Co. Ltd.	73,130
325	Hanmi Pharm Co. Ltd.	82,585
1,102	Hanmi Semiconductor Co. Ltd.	109,659
944	Hanwha Aerospace Co. Ltd.	145,611
1,891	HD Hyundai Co. Ltd.	96,771
882	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	78,806
2,409	HMM Co. Ltd.	28,178
561	Hyundai Glovis Co. Ltd.	75,294
558	Hyundai Mobis Co. Ltd.	108,329
80	Hyundai Motor Co.	14,078
2,767	Hyundai Steel Co.	65,405
14,389	Industrial Bank of Korea	149,246
3,072	KB Financial Group, Inc.	160,535
2,153	Kia Corp.	178,934
1,886	Korea Investment Holdings Co. Ltd.	93,375
5,388	Korean Air Lines Co. Ltd.	86,750
2,919	KT Corp.	82,331
660	KT&G Corp.	45,937
552	Kum Yang Co. Ltd. (a)	46,313
33	LG Chem Ltd.	10,801
1,630	LG Electronics, Inc.	117,173
496	LG H&H Co. Ltd.	142,487
85	LG Innotek Co. Ltd.	12,480
17,913	LG Uplus Corp.	133,692
3,475	Meritz Financial Group, Inc.	211,298
457	NCSoft Corp.	69,911
771	Netmarble Corp. (a)(b)	36,127
4,085	NH Investment & Securities Co. Ltd.	35,803
1,112	Orion Corp.	75,879
1,393	Posco DX Co. Ltd.	50,283
76	POSCO Future M Co. Ltd.	17,090
274	POSCO Holdings, Inc.	85,824
1,185	Posco International Corp.	46,843

Shares		Value
	Republic of Korea (Continued)
394	Samsung C&T Corp.	$46,854
277	Samsung Electro-Mechanics Co. Ltd.	30,864
28,853	Samsung Electronics Co. Ltd.	1,733,994
1,870	Samsung Engineering Co. Ltd. (a)	35,027
214	Samsung Fire & Marine Insurance Co. Ltd.	49,145
433	Samsung Life Insurance Co. Ltd.	30,717
56	Samsung SDI Co. Ltd.	19,861
1,950	Samsung Securities Co. Ltd.	58,966
3,603	Shinhan Financial Group Co. Ltd.	127,096
797	SK Biopharmaceuticals Co. Ltd. (a)	54,766
2,110	SK Hynix, Inc.	279,523
2,581	SK Telecom Co. Ltd.	102,196
10,501	Woori Financial Group, Inc.	113,906

		6,460,897

	Russian Federation - 0.0% (d)
1,813	Magnit PJSC (a)(e)	0
5,197	PhosAgro PJSC - GDR (a)(e)	0
33	PhosAgro PJSC - GDR (a)(e)	0
994	Polyus PJSC - GDR (a)(e)	0
13,382	Rosneft Oil Co. PJSC (a)(e)	0
120,116	Sberbank of Russia PJSC (a)(e)	0
128,418,000	VTB Bank PJSC (a)(e)	0

		0

	South Africa - 3.1%
9,574	Absa Group Ltd.	74,747
5,009	Bid Corp. Ltd.	122,133
4,392	Bidvest Group Ltd.	56,291
222	Capitec Bank Holdings Ltd.	24,553
3,652	Clicks Group Ltd.	57,096
6,101	Exxaro Resources Ltd.	54,502
27,764	FirstRand Ltd.	90,463
1,806	Gold Fields Ltd.	28,973
14,949	Impala Platinum Holdings Ltd.	61,758
2,710	Kumba Iron Ore Ltd.	66,128
17,514	MTN Group Ltd.	86,655
466	Naspers Ltd. - N Shares	82,606
7,077	Nedbank Group Ltd.	85,381
137,505	Old Mutual Ltd.	85,259
34,684	OUTsurance Group Ltd.	76,913
38,473	Pepkor Holdings Ltd. (b)	38,331
3,493	Remgro Ltd.	22,520
7,066	Sanlam Ltd.	25,889
4,548	Shoprite Holdings Ltd.	59,432
12,983	Sibanye Stillwater Ltd.	14,859
9,042	Standard Bank Group Ltd.	88,462
41,122	Woolworths Holdings Ltd.	128,555

		1,431,506

	Taiwan, Province of China - 16.9%
3,861	Accton Technology Corp.	55,330
54,366	Acer, Inc.	79,246
5,661	Advantech Co. Ltd.	72,021
496	Alchip Technologies Ltd.	49,082
54,736	ASE Technology Holding Co. Ltd.	265,694
4,604	Asustek Computer, Inc.	60,950
5,147	Catcher Technology Co. Ltd.	34,975
5,032	Chailease Holding Co. Ltd.	26,964
11,766	Cheng Shin Rubber Industry Co. Ltd.	18,265
38,050	China Airlines Ltd.	23,170
135,776	China Development Financial Holding Corp. (a)	58,732
4,797	Chunghwa Telecom Co. Ltd.	18,843
108,209	Compal Electronics, Inc.	129,600
69,590	CTBC Financial Holding Co. Ltd.	70,436
7,377	Delta Electronics, Inc.	78,955
2,098	eMemory Technology, Inc.	157,524
50,844	Eva Airways Corp.	50,216
77,139	Far Eastern New Century Corp.	79,632
12,949	Feng TAY Enterprise Co. Ltd.	63,895

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Taiwan, Province of China (Continued)
27,769	Fubon Financial Holding Co. Ltd.	$60,110
7,156	Gigabyte Technology Co. Ltd.	70,022
1,873	Global Unichip Corp.	71,378
51,229	Hon Hai Precision Industry Co. Ltd.	248,822
61,878	Inventec Corp.	113,244
16,369	Lite-On Technology Corp.	54,262
11,768	MediaTek, Inc.	426,405
35,612	Mega Financial Holding Co. Ltd.	44,780
8,509	Micro-Star International Co. Ltd.	44,403
7,162	Nien Made Enterprise Co. Ltd.	79,382
12,797	Novatek Microelectronics Corp.	235,590
31,716	Pegatron Corp.	98,740
101,977	Pou Chen Corp.	115,438
11,257	President Chain Store Corp.	93,346
24,379	Quanta Computer, Inc.	213,486
9,145	Realtek Semiconductor Corp.	159,253
47,820	SinoPac Financial Holdings Co., Ltd.	32,114
26,112	Synnex Technology International Corp.	63,927
39,933	Taishin Financial Holding Co. Ltd.	22,394
65,469	Taiwan Business Bank	32,526
154,240	Taiwan Semiconductor Manufacturing Co. Ltd.	3,695,007
87,582	Uni-President Enterprises Corp.	209,000
37,520	United Microelectronics Corp.	60,934
1,096	Voltronic Power Technology Corp.	56,529
45,477	Wistron Corp.	171,316
836	Wiwynn Corp.	57,246
40,004	WPG Holdings Ltd.	120,026
85,668	Yuanta Financial Holding Co. Ltd.	80,605

		8,123,815

	Thailand - 1.0%
6,760	Advanced Info Service PCL - NVDR	37,814
6,853	Bumrungrad Hospital PCL - NVDR	41,935
40,200	Delta Electronics Thailand PCL - NVDR	79,795
45,073	Home Product Center PCL - NVDR	13,241
115,383	Krung Thai Bank PCL - NVDR	53,191
7,808	PTT Exploration & Production PCL - NVDR	32,018
40,225	PTT Global Chemical PCL - NVDR	41,984
42,418	PTT Oil & Retail Business PCL - NVDR	20,498
78,733	PTT PCL - NVDR	72,439
648,867	TMBThanachart Bank PCL - NVDR	32,380

		425,295

	Turkey - 2.1%
63,174	Akbank TAS	91,408
10,664	BIM Birlesik Magazalar AS	115,857
29,640	Haci Omer Sabanci Holding AS	76,059
28,282	KOC Holding AS	177,930
16,181	Turk Hava Yollari AO (a)	149,020
21,177	Turkcell Iletisim Hizmetleri AS	44,803
659,418	Turkiye Is Bankasi - Class C	228,793
135,465	Yapi ve Kredi Bankasi AS	115,158

		999,028

	United Arab Emirates - 0.8%
14,982	Abu Dhabi Commercial Bank PJSC	34,257
17,866	Abu Dhabi Islamic Bank PJSC	53,127
12,390	Abu Dhabi National Oil Co. for Distribution PJSC	12,287
11,515	Aldar Properties PJSC	17,309
59,257	Americana Restaurants International PLC	53,089
83,571	Emaar Properties PJSC	185,473
8,454	Emirates NBD Bank PJSC	39,827
2,632	First Abu Dhabi Bank PJSC	9,606

		404,975

Shares		Value
	Total Common Stocks (Cost $33,483,359)	$43,427,635

	INVESTMENT COMPANIES - 6.7%
	China - 3.4%
31,411	iShares Core MSCI Emerging Markets ETF	1,620,808

	United States - 3.3%
36,170	iShares MSCI Saudi Arabia ETF (c)	1,597,267

	Total Investment Companies (Cost $2,744,145)	3,218,075

	PREFERRED STOCKS - 2.5%
	Brazil - 1.8%
28,116	Banco Bradesco SA - Preference Shares	80,165
4,834	Centrais Eletricas Brasileiras SA - Preference Shares	45,040
31,709	Cia Energetica de Minas Gerais - Preference Shares	79,535
16,988	Gerdau SA - Preference Shares	75,195
37,716	Itau Unibanco Holding SA - Preference Shares	261,321
43,220	Petroleo Brasileiro SA - Preference Shares	323,154

		864,410

	Chile - 0.1%
1,083	Sociedad Quimica y Minera de Chile SA	52,840

	Colombia - 0.2%
9,484	Bancolombia SA	80,633

	Republic of Korea - 0.4%
	Hyundai Motor Co.
302	1st Preference Shares	35,483
202	2nd Preference Shares	23,542
3,089	Samsung Electronics Co. Ltd. - Preference Shares	154,179

		213,204

	Total Preferred Stocks (Cost $806,970)	1,211,087

	REAL ESTATE INVESTMENT TRUSTS - 0.0% (d)
	Mexico - 0.0% (d)
11,468	Fibra Uno Administracion SA de CV	19,075

	Total Real Estate Investment Trusts (Cost $15,158)	19,075

Contracts
	RIGHTS - 0.0%(d)
	China - 0.0%(d)
83	Yifeng Pharmacy Chain Co. Ltd., Expires 04/04/2024, Exercise Price $100.00 (a)(e)	0

	Total Rights (Cost $0)	0

Units
	SHORT-TERM INVESTMENTS - 4.5%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.9%
1,884,429	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (f)	1,884,429

Shares
	Money Market Funds - 0.6%
274,903	JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (f)	274,903

	Total Short-Term Investments (Cost $2,159,332)	2,159,332

	Total Investments - 104.4% (Cost $39,208,964)	50,035,204
	Liabilities in Excess of Other Assets - (4.4)%	(2,105,603)

	TOTAL NET ASSETS - 100.0%	$47,929,601

See notes to financial statements.

GuideMark Emerging Markets Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services. Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NV - Naamloze Vennootschap

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

PLC - Public Limited Company

SA - Sociedad Anónima

SAA - Sociedad Anomina Abierta

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $1,427,844 or 3.0% of the Fund’s net assets.
(c)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $1,840,884 which represented 3.8% of net assets.
(d)	Represents less than 0.05% of net assets.
(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.
(f)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Sector Classification as of March 31, 2024

(% of Net Assets)

Information Technology	$11,691,588	24.4%
Financials	9,044,612	18.9
Consumer Discretionary	5,259,697	10.8
Consumer Staples	3,821,250	7.9
Energy	3,348,354	7.1
Industrials	3,235,538	6.7
Communication Services	3,075,101	6.5
Materials	2,057,161	4.3
Health Care	1,630,773	3.4
Utilities	898,307	2.0
Real Estate	595,416	1.2
Investment Companies	3,218,075	6.7
Investments Purchased with Proceeds from Securities Lending	1,884,429	3.9
Money Market Funds	274,903	0.6
Liabilities in Excess of Other Assets	(2,105,603)	(4.4)

	47,929,601	100.0%

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	COMMON STOCKS - 92.9%
	Aerospace & Defense - 1.2%
963	AAR Corp. (a)	$57,655
173	AeroVironment, Inc. (a)	26,517
858	Axon Enterprise, Inc. (a)	268,451
453	BWX Technologies, Inc. (b)	46,487
526	Curtiss-Wright Corp.	134,624
684	Ducommun, Inc. (a)	35,089
647	Hexcel Corp.	47,134
485	Huntington Ingalls Industries, Inc.	141,363
611	Kaman Corp.	28,027
1,025	Kratos Defense & Security Solutions, Inc. (a)	18,839
426	Moog, Inc. - Class A	68,011
2,677	Textron, Inc.	256,805
1,164	V2X, Inc. (a)	54,370
271	Woodward Governor Co.	41,767

		1,225,139

	Air Freight & Logistics - 0.2%
636	Forward Air Corp.	19,786
1,186	GXO Logistics, Inc. (a)	63,759
1,700	Hub Group, Inc. - Class A	73,474
8,035	Radiant Logistics, Inc. (a)	43,550

		200,569

	Automobile Components - 0.9%
1,357	Adient PLC (a)	44,672
3,589	American Axle & Manufacturing Holdings, Inc. (a)	26,415
2,580	BorgWarner, Inc.	89,629
282	Dorman Products, Inc. (a)	27,182
381	Fox Factory Holding Corp. (a)(b)	19,839
2,920	Gentex Corp.	105,470
3,473	Goodyear Tire & Rubber Co. (a)	47,684
424	LCI Industries (b)	52,177
513	Lear Corp.	74,323
1,513	Modine Manufacturing Co. (a)(b)	144,023
614	Patrick Industries, Inc.	73,355
571	Phinia, Inc.	21,944
894	Standard Motor Products, Inc.	29,994
147	Visteon Corp. (a)	17,289
1,020	XPEL, Inc. (a)	55,100

		829,096

	Automobiles - 0.2%
1,411	Harley-Davidson, Inc. (b)	61,717
722	Thor Industries, Inc. (b)	84,720
674	Winnebago Industries, Inc. (b)	49,876

		196,313

	Banks - 4.5%
624	Amerant Bancorp, Inc.	14,533
936	Ameris Bancorp	45,284
1,965	Associated Banc-Corp.	42,267
478	Atlantic Union Bankshares Corp.	16,878
898	Axos Financial, Inc. (a)(b)	48,528
195	BancFirst Corp.	17,166
1,688	Bancorp, Inc. (a)	56,480
590	Bank of Hawaii Corp.	36,810
1,000	Bank of NT Butterfield & Son Ltd.	31,990
1,563	Bank OZK (b)	71,054
832	Bank7 Corp.	23,462
986	BankUnited, Inc.	27,608

Shares		Value
	Banks (Continued)
840	Berkshire Hills Bancorp, Inc.	$19,253
201	BOK Financial Corp.	18,492
1,227	Bridgewater Bancshares, Inc. (a)	14,282
2,040	Cadence Bank	59,160
481	Camden National Corp.	16,123
1,195	Capital Bancorp, Inc.	24,892
1,052	Cathay General Bancorp	39,797
815	Central Pacific Financial Corp.	16,096
340	City Holding Co. (b)	35,435
933	Civista Bancshares, Inc.	14,350
890	CNB Financial Corp.	18,147
274	Coastal Financial Corp. (a)	10,650
2,289	Columbia Banking System, Inc.	44,292
2,369	Comerica, Inc.	130,271
1,161	Commerce Bancshares, Inc.	61,765
304	Community Bank Systems, Inc.	14,601
1,094	ConnectOne Bancorp, Inc.	21,333
229	Cullen Frost Bankers, Inc.	25,779
1,909	Customers Bancorp, Inc. (a)	101,292
752	CVB Financial Corp.	13,416
988	Dime Community Bancshares, Inc.	19,029
579	Eagle Bancorp, Inc.	13,601
2,505	East West Bancorp, Inc. (b)	198,171
417	Enterprise Bancorp, Inc.	10,829
690	Enterprise Financial Services Corp.	27,986
421	Esquire Financial Holdings, Inc.	19,985
926	Financial Institutions, Inc.	17,427
5,140	First BanCorp	90,156
2,391	First Bank	32,852
195	First Citizens BancShares, Inc. - Class A	318,825
1,630	First Commonwealth Financial Corp.	22,690
676	First Community Bankshares, Inc.	23,410
1,047	First Financial Bancorp	23,474
1,365	First Financial Bankshares, Inc. (b)	44,786
560	First Financial Corp.	21,465
706	First Hawaiian, Inc.	15,504
7,152	First Horizon Corp.	110,141
1,039	Flushing Financial Corp.	13,102
3,359	FNB Corp.	47,362
1,737	Fulton Financial Corp. (b)	27,601
571	German American Bancorp, Inc.	19,779
262	Glacier Bancorp, Inc. (b)	10,553
1,303	Hancock Whitney Corp.	59,990
1,598	Hanmi Financial Corp. (b)	25,440
523	HBT Financial, Inc.	9,958
682	Heartland Financial U.S.A., Inc.	23,972
330	Hilltop Holdings, Inc.	10,336
615	Home Bancorp, Inc.	23,561
932	Home BancShares, Inc.	22,899
397	HomeTrust Bancshares, Inc.	10,854
2,152	Hope Bancorp, Inc.	24,769
1,337	Independent Bank Corp.	33,893
231	Independent Bank Corp.	12,017
668	International Bancshares Corp.	37,501
416	Lakeland Financial Corp.	27,589
876	Live Oak Bancshares, Inc.	36,363
1,080	Mercantile Bank Corp.	41,569
1,438	Metrocity Bankshares, Inc.	35,892
348	Metropolitan Bank Holding Corp. (a)	13,398
822	Mid Penn Bancorp, Inc.	16,448
913	Midland States Bancorp, Inc.	22,944
488	MidWestOne Financial Group, Inc.	11,439

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Banks (Continued)
9,716	New York Community Bancorp, Inc.	$31,285
1,158	Oak Valley Bancorp	28,695
1,437	OFG Bancorp	52,896
2,825	Old National Bancorp (b)	49,183
1,813	Old Second Bancorp, Inc.	25,092
432	Origin Bancorp, Inc.	13,496
709	Orrstown Financial Services, Inc.	18,980
614	Pacific Premier Bancorp, Inc.	14,736
154	Park National Corp.	20,921
648	Pathward Financial, Inc.	32,711
671	Peapack-Gladstone Financial Corp.	16,325
874	Pinnacle Financial Partners, Inc. (b)	75,059
546	Plumas Bancorp	20,087
1,178	Popular, Inc.	103,770
551	Preferred Bank (b)	42,300
738	Premier Financial Corp.	14,981
437	Prosperity Bancshares, Inc.	28,746
1,422	Provident Financial Services, Inc.	20,719
586	QCR Holdings, Inc.	35,594
1,313	RBB Bancorp	23,647
435	Republic Bancorp, Inc. - Class A	22,185
548	S&T Bancorp, Inc.	17,580
695	Sandy Spring Bancorp, Inc.	16,110
985	ServisFirst Bancshares, Inc. (b)	65,365
1,182	Simmons First National Corp. - Class A	23,002
1,398	South Plains Financial, Inc.	37,410
411	Southern Missouri Bancorp, Inc.	17,965
547	Southside Bancshares, Inc.	15,989
926	SouthState Corp. (b)	78,738
322	Stock Yards Bancorp, Inc.	15,749
941	Summit Financial Group, Inc.	25,558
2,558	Synovus Financial Corp.	102,473
338	Texas Capital Bancshares, Inc. (a)	20,804
340	Triumph Financial, Inc. (a)(b)	26,969
507	Trustmark Corp.	14,252
669	UMB Financial Corp.	58,196
605	United Bankshares, Inc.	21,653
643	Univest Financial Corp.	13,387
3,943	Valley National Bancorp	31,386
909	Veritex Holdings, Inc.	18,625
595	WaFd, Inc.	17,273
527	Washington Trust Bancorp, Inc.	14,166
1,620	Webster Financial Corp.	82,247
600	WesBanco, Inc.	17,886
679	Westamerica BanCorp	33,190
1,946	Western Alliance Bancorp	124,914
851	Wintrust Financial Corp.	88,836
448	WSFS Financial Corp.	20,223
2,824	Zions Bancorp NA	122,562

		4,594,962

	Beverages - 0.6%
171	Boston Beer Co., Inc. - Class A (a)	52,056
2,070	Celsius Holdings, Inc. (a)	171,644
252	Coca-Cola Consolidated, Inc.	213,295
1,321	National Beverage Corp. (a)	62,695
3,800	Primo Water Corp. (b)	69,198

		568,888

	Biotechnology - 2.7%
1,008	89bio, Inc. (a)	11,733
3,712	ACADIA Pharmaceuticals, Inc. (a)	68,635

Shares		Value
	Biotechnology (Continued)
1,181	ADURO BIOTECH INC (a)(c)	$0
893	Akero Therapeutics, Inc. (a)	22,557
4,144	Alkermes PLC (a)(b)	112,178
1,560	Amicus Therapeutics, Inc. (a)	18,377
1,594	Anika Therapeutics, Inc. (a)	40,488
334	Apellis Pharmaceuticals, Inc. (a)(b)	19,632
2,385	Arcturus Therapeutics Holdings, Inc. (a)	80,541
1,680	Avita Medical, Inc. (a)	26,930
532	Biohaven Ltd. (a)	29,095
237	Blueprint Medicines Corp. (a)	22,482
541	Bridgebio Pharma, Inc. (a)	16,728
4,991	CareDx, Inc. (a)	52,855
10,217	Catalyst Pharmaceuticals, Inc. (a)	162,859
4,854	CONTRA ACHILLION PHARM (a)(c)	2,233
7,626	Dynavax Technologies Corp. (a)	94,639
8,896	Eagle Pharmaceuticals, Inc. (a)	46,615
8,131	Emergent BioSolutions, Inc. (a)	20,571
4,304	Entrada Therapeutics, Inc. (a)	60,988
1,576	Exact Sciences Corp. (a)(b)	108,839
8,793	Exelixis, Inc. (a)	208,658
3,124	Fennec Pharmaceuticals, Inc. (a)	34,739
756	Halozyme Therapeutics, Inc. (a)	30,754
1,006	Immunovant, Inc. (a)	32,504
724	Insmed, Inc. (a)	19,642
484	Ionis Pharmaceuticals, Inc. (a)	20,981
8,366	Ironwood Pharmaceuticals, Inc. (a)	72,868
29,892	Karyopharm Therapeutics, Inc. (a)	45,137
1,118	Kiniksa Pharmaceuticals Ltd. - Class A (a)	22,058
167	Krystal Biotech, Inc. (a)(b)	29,714
2,936	MacroGenics, Inc. (a)	43,218
12,644	MiMedx Group, Inc. (a)	97,359
1,419	Myriad Genetics, Inc. (a)	30,253
588	Natera, Inc. (a)	53,778
713	Neurocrine Biosciences, Inc. (a)	98,337
35,513	Organogenesis Holdings, Inc. (a)	100,857
674	Protagonist Therapeutics, Inc. (a)	19,499
16,809	Protalix BioTherapeutics, Inc. (a)	21,179
1,676	PTC Therapeutics, Inc. (a)	48,755
6,802	RADIUS HEALTH INC CVR (a)(c)	544
2,110	Roivant Sciences Ltd. (a)	22,240
508	Sarepta Therapeutics, Inc. (a)	65,766
1,271	TG Therapeutics, Inc. (a)(b)	19,332
891	United Therapeutics Corp. (a)	204,680
1,931	UroGen Pharma Ltd. (a)	28,965
18,379	Vanda Pharmaceuticals, Inc. (a)	75,538
588	Vaxcyte, Inc. (a)(b)	40,166
2,457	Vericel Corp. (a)(b)	127,813
1,068	Viking Therapeutics, Inc. (a)(b)	87,576
8,965	Voyager Therapeutics, Inc. (a)	83,464
4,799	Y-mAbs Therapeutics, Inc. (a)	78,032

		2,883,381

	Broadline Retail - 0.6%
4,467	Big Lots, Inc.	19,342
412	Dillard’s, Inc. - Class A (b)	194,316
3,351	Kohl’s Corp. (b)	97,682
8,172	Macy’s, Inc. (b)	163,358
3,259	Nordstrom, Inc.	66,060
645	Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	51,323
1,251	Savers Value Village, Inc. (a)	24,119

		616,200

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Building Products - 3.6%
2,043	A O Smith Corp.	$182,767
907	AAON, Inc. (b)	79,907
1,137	Advanced Drainage Systems, Inc.	195,837
1,101	Allegion PLC	148,316
936	American Woodmark Corp. (a)	95,154
1,381	Apogee Enterprises, Inc.	81,755
216	Armstrong World Industries, Inc.	26,831
686	AZEK Co., Inc. (a)	34,451
873	AZZ, Inc. (b)	67,492
2,836	Builders FirstSource, Inc. (a)	591,448
715	Carlisle Cos., Inc.	280,173
224	CSW Industrials, Inc.	52,550
2,177	Fortune Brands Innovations, Inc.	184,327
867	Gibraltar Industries, Inc. (a)	69,819
1,583	Griffon Corp.	116,097
1,750	Hayward Holdings, Inc. (a)	26,792
1,371	Insteel Industries, Inc.	52,400
2,042	Janus International Group, Inc. (a)	30,895
2,275	JELD-WEN Holding, Inc. (a)	48,298
473	Lennox International, Inc. (b)	231,183
716	Masonite International Corp. (a)	94,118
2,034	Masterbrand, Inc. (a)	38,117
1,547	Owens Corning, Inc.	258,040
2,745	Quanex Building Products Corp.	105,490
2,869	Resideo Technologies, Inc. (a)	64,323
865	Simpson Manufacturing Co., Inc.	177,481
1,851	Trex Co., Inc. (a)	184,637
2,059	UFP Industries, Inc.	253,278
689	Zurn Elkay Water Solutions Corp. (b)	23,061

		3,795,037

	Capital Markets - 2.9%
895	Affiliated Managers Group, Inc.	149,886
1,629	Artisan Partners Asset Management, Inc. - Class A (b)	74,559
2,111	Brightsphere Investment Group, Inc.	48,215
2,029	Carlyle Group, Inc. (b)	95,180
1,219	Cboe Global Markets, Inc.	223,967
1,025	Cohen & Steers, Inc.	78,812
334	Diamond Hill Investment Group, Inc.	51,493
1,821	Donnelley Financial Solutions, Inc. (a)	112,920
914	Evercore, Inc. - Class A	176,027
521	FactSet Research Systems, Inc.	236,737
859	Hamilton Lane, Inc. - Class A	96,861
1,127	Houlihan Lokey, Inc. (b)	144,470
3,468	Invesco Ltd.	57,534
2,781	Janus Henderson Group PLC	91,467
3,578	Jefferies Financial Group, Inc.	157,790
474	MarketAxess Holdings, Inc.	103,925
1,066	Moelis & Co. - Class A	60,517
113	Morningstar, Inc.	34,846
4,517	Open Lending Corp. (a)	28,276
280	Piper Sandler Cos.	55,577
1,011	PJT Partners, Inc. - Class A (b)	95,297
5,159	Robinhood Markets, Inc. - Class A (a)	103,851
1,754	SEI Investments Co.	126,113
1,047	Silvercrest Asset Management Group, Inc. - Class A	16,553
2,110	Stifel Financial Corp. (b)	164,939
1,242	StoneX Group, Inc. (a)	87,263

Shares		Value
	Capital Markets (Continued)
926	TPG, Inc.	$41,392
3,300	Virtu Financial, Inc. - Class A	67,716
293	Virtus Investment Partners, Inc.	72,658
5,681	WisdomTree, Inc. (b)	52,208
2,169	XP, Inc. - Class A	55,657

		2,962,706

	Chemicals - 0.9%
1,231	AdvanSix, Inc.	35,207
389	Avient Corp.	16,883
2,211	Axalta Coating Systems, Ltd. (a)	76,036
565	Cabot Corp.	52,093
3,196	Element Solutions, Inc.	79,836
580	H.B. Fuller Co.	46,249
948	Hawkins, Inc.	72,806
751	Huntsman Corp.	19,549
461	Ingevity Corp. (a)	21,990
464	Innospec, Inc.	59,828
1,084	Koppers Holdings, Inc.	59,804
460	Minerals Technologies, Inc.	34,629
81	NewMarket Corp.	51,404
1,904	Olin Corp.	111,955
746	Orion SA	17,546
1,698	RPM International, Inc. (b)	201,977

		957,792

	Commercial Services & Supplies - 1.1%
835	ABM Industries, Inc.	37,258
4,135	ACCO Brands Corp.	23,197
1,161	ACV Auctions, Inc. - Class A (a)	21,792
2,399	BrightView Holdings, Inc. (a)	28,548
720	Brink’s Co.	66,514
280	Casella Waste Systems, Inc. - Class A (a)	27,684
1,217	Cimpress PLC (a)	107,717
670	Clean Harbors, Inc. (a)	134,878
2,045	Deluxe Corp.	42,106
2,111	HNI Corp. (b)	95,269
3,635	Interface, Inc.	61,141
1,558	Liquidity Services, Inc. (a)	28,979
1,233	Matthews International Corp. - Class A	38,322
2,274	MillerKnoll, Inc.	56,304
476	MSA Safety, Inc.	92,149
3,927	NL Industries, Inc.	28,785
2,956	Steelcase, Inc. - Class A	38,664
718	Stericycle, Inc. (a)	37,874
246	Tetra Tech, Inc.	45,439
213	UniFirst Corp.	36,940
1,133	Vestis Corp.	21,833
453	VSE Corp.	36,240

		1,107,633

	Communications Equipment - 0.9%
922	Aviat Networks, Inc. (a)	35,349
1,989	Calix, Inc. (a)	65,955
2,972	Cambium Networks Corp. (a)	12,809
1,529	Ciena Corp. (a)	75,609
648	Clearfield, Inc. (a)(b)	19,984
1,468	Digi International, Inc. (a)	46,873
11,787	DZS, Inc. (a)(b)	15,559
8,801	Extreme Networks, Inc. (a)	101,564
996	F5, Inc. (a)	188,832
3,420	Harmonic, Inc. (a)(b)	45,965

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Communications Equipment (Continued)
4,509	Infinera Corp. (a)(b)	$27,189
5,564	Juniper Networks, Inc.	206,202
1,293	NETGEAR, Inc. (a)	20,391
1,833	NetScout Systems, Inc. (a)	40,033
14,036	Ribbon Communications, Inc. (a)	44,915
2,605	Viavi Solutions, Inc. (a)	23,679

		970,908

	Construction & Engineering - 1.9%
1,506	AECOM	147,709
3,348	API Group Corp. (a)(b)	131,476
862	Arcosa, Inc.	74,011
1,209	Bowman Consulting Group Ltd. (a)	42,061
624	Comfort Systems USA, Inc.	198,251
2,539	Concrete Pumping Holdings, Inc. (a)	20,058
210	Dycom Industries, Inc. (a)	30,141
980	EMCOR Group, Inc.	343,196
1,310	Fluor Corp. (a)	55,387
475	Granite Construction, Inc. (b)	27,137
1,419	IES Holdings, Inc. (a)	172,607
722	MasTec, Inc. (a)	67,327
387	MYR Group, Inc. (a)	68,402
1,083	Northwest Pipe Co. (a)	37,558
1,601	Primoris Services Corp.	68,155
1,158	Sterling Infrastructure, Inc. (a)	127,739
7,872	Tutor Perini Corp. (a)	113,829
379	Valmont Industries, Inc. (b)	86,518
2,661	WillScot Mobile Mini Holdings Corp. (a)(b)	123,737

		1,935,299

	Construction Materials - 0.3%
526	Eagle Materials, Inc. (b)	142,940
461	Knife River Corp. (a)(b)	37,378
1,631	Summit Materials, Inc. - Class A (a)	72,694
135	United States Lime & Minerals, Inc.	40,249

		293,261

	Consumer Finance - 1.2%
2,778	Ally Financial, Inc. (b)	112,759
2,036	Atlanticus Holdings Corp. (a)	60,245
1,847	Bread Financial Holdings, Inc. (b)	68,782
3,704	Consumer Portfolio Services, Inc. (a)(b)	28,002
185	Credit Acceptance Corp. (a)(b)	102,037
2,599	Enova International, Inc. (a)	163,295
501	FirstCash Holdings, Inc.	63,898
3,767	LendingClub Corp. (a)	33,112
5,319	Navient Corp.	92,551
475	Nelnet, Inc. - Class A	44,959
3,056	OneMain Holdings, Inc.	156,131
12,418	OppFi, Inc. (a)	31,045
2,126	PROG Holdings, Inc.	73,219
1,540	Regional Management Corp.	37,283
6,455	SLM Corp. (b)	140,655
5,782	SoFi Technologies, Inc. (a)(b)	42,209
454	Upstart Holdings, Inc. (a)	12,208

		1,262,390

	Consumer Staples Distribution & Retail - 1.9%
5,285	Albertsons Cos., Inc. - Class A	113,310
1,011	Andersons, Inc.	58,001
2,977	BJ’s Wholesale Club Holdings, Inc. (a)(b)	225,210
826	Casey’s General Stores, Inc.	263,040
1,091	Chefs’ Warehouse, Inc. (a)	41,087

Shares		Value
	Consumer Staples Distribution & Retail (Continued)
1,608	Grocery Outlet Holding Corp. (a)	$46,278
4,122	HF Foods Group, Inc. (a)	14,427
1,257	Ingles Markets, Inc. - Class A	96,387
828	Maplebear, Inc. (a)	30,876
3,381	Natural Grocers by Vitamin Cottage, Inc.	61,027
3,422	Performance Food Group Co. (a)	255,418
396	PriceSmart, Inc. (b)	33,264
3,427	SpartanNash Co.	69,260
3,923	Sprouts Farmers Market, Inc. (a)(b)	252,955
3,654	United Natural Foods, Inc. (a)	41,985
4,393	US Foods Holding Corp. (a)	237,090
2,516	Village Super Market, Inc. - Class A	71,983
1,221	Weis Markets, Inc. (b)	78,632

		1,990,230

	Containers & Packaging - 1.1%
456	AptarGroup, Inc.	65,614
1,281	Ardagh Group SA (a)(c)	0
1,147	Avery Dennison Corp.	256,068
1,679	Berry Global Group, Inc.	101,546
428	Crown Holdings, Inc.	33,923
3,392	Graphic Packaging Holding Co. (b)	98,979
696	Greif, Inc. - Class A	48,059
436	Greif, Inc. - Class B	30,311
2,215	Myers Industries, Inc.	51,321
3,037	O-I Glass, Inc. (a)	50,384
1,112	Packaging Corp. of America (b)	211,035
706	Sonoco Products Co.	40,835
489	TriMas Corp. (b)	13,071
2,132	WestRock Co.	105,427

		1,106,573

	Distributors - 0.3%
611	Pool Corp. (b)	246,538
1,087	Weyco Group, Inc.	34,654

		281,192

	Diversfied Financial Services - 0.0% (d)
593	GCI Liberty Inc SR Escrow (a)(c)	536

	Diversified Consumer Services - 1.2%
6,829	ADT, Inc.	45,891
1,613	Adtalem Global Education, Inc. (a)(b)	82,908
231	Bright Horizons Family Solutions, Inc. (a)	26,186
1,036	Coursera, Inc. (a)	14,525
207	Duolingo, Inc. (a)	45,660
2,598	Frontdoor, Inc. (a)	84,643
112	Graham Holdings Co. - Class B (b)	85,980
840	Grand Canyon Education, Inc. (a)	114,416
3,807	H&R Block, Inc. (b)	186,962
850	Laureate Education, Inc.	12,384
6,026	Lincoln Educational Services Corp. (a)	62,249
15,467	Nerdy, Inc. (a)	45,009
8,341	Perdoceo Education Corp.	146,468
425	Strategic Education, Inc. (b)	44,251
2,317	Stride, Inc. (a)	146,087
3,358	Udemy, Inc. (a)	36,871
12,746	WW International, Inc. (a)	23,580

		1,204,070

	Diversified Telecommunication Services - 0.3%
558	Cogent Communications Holdings, Inc.	36,454
3,283	IDT Corp. - Class B	124,130
4,323	Liberty Latin America Ltd. - Class A (a)	30,131
2,759	Liberty Latin America Ltd. - Class C (a)	19,286
4,385	Ooma, Inc. (a)	37,404

		247,405

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Electric Utilities - 0.2%
583	ALLETE, Inc.	$34,770
2,991	Genie Energy Ltd. - Class B	45,104
2,705	Hawaiian Electric Industries, Inc.	30,485
1,295	NRG Energy, Inc. (b)	87,659
685	Otter Tail Corp. (b)	59,184

		257,202

	Electrical Equipment - 2.1%
856	Acuity Brands, Inc.	230,033
1,116	Allient, Inc.	39,819
1,857	Array Technologies, Inc. (a)	27,688
1,142	Atkore, Inc. (b)	217,391
794	Encore Wire Corp. (b)	208,647
734	EnerSys	69,334
1,477	Enovix Corp. (a)(b)	11,831
228	Generac Holdings, Inc. (a)(b)	28,760
14,577	GrafTech International Ltd.	20,116
685	Hubbell, Inc.	284,309
4,811	LSI Industries, Inc.	72,742
487	NEXTracker, Inc. - Class A (a)	27,403
2,018	nVent Electric PLC	152,157
637	Powell Industries, Inc.	90,645
910	Preformed Line Products Co.	117,090
849	Regal Rexnord Corp. (b)	152,905
1,492	Sensata Technologies Holding PLC	54,816
2,001	Thermon Group Holdings, Inc. (a)(b)	65,473
2,879	Vertiv Holdings Co. - Class A	235,128
849	Vicor Corp. (a)	32,466

		2,138,753

	Electronic Equipment, Instruments & Components - 2.1%
314	Advanced Energy Industries, Inc.	32,022
3,654	Arlo Technologies, Inc. (a)	46,223
844	Arrow Electronics, Inc. (a)	109,264
1,446	Avnet, Inc.	71,693
525	Badger Meter, Inc.	84,950
1,016	Belden, Inc.	94,092
1,066	Benchmark Electronics, Inc.	31,991
1,395	Cognex Corp. (b)	59,176
1,583	Coherent Corp. (a)	95,961
734	Crane NXT Co. (b)	45,435
654	CTS Corp.	30,601
896	ePlus, Inc. (a)	70,372
284	Fabrinet (a)	53,681
694	FARO Technologies, Inc. (a)	14,928
832	Insight Enterprises, Inc. (a)	154,353
4,528	Iteris, Inc. (a)	22,368
409	Itron, Inc. (a)	37,841
1,851	Jabil, Inc. (b)	247,941
2,685	Knowles Corp. (a)	43,229
216	Littelfuse, Inc.	52,348
3,287	Luna Innovations, Inc. (a)	10,535
3,428	Napco Security Technologies, Inc.	137,668
501	Novanta, Inc. (a)	87,560
364	OSI Systems, Inc. (a)	51,986
1,217	PC Connection, Inc.	80,237
272	Plexus Corp. (a)	25,791
883	Sanmina Corp. (a)	54,905
1,282	ScanSource, Inc. (a)	56,459
726	TD SYNNEX Corp.	82,111

Shares		Value
	Electronic Equipment, Instruments & Components (Continued)
2,736	TTM Technologies, Inc. (a)	$42,818
1,521	Vishay Intertechnology, Inc. (b)	34,496
2,979	Vontier Corp.	135,127

		2,198,162

	Energy Equipment & Services - 0.9%
2,606	Archrock, Inc.	51,260
410	Bristow Group, Inc. (a)	11,152
2,060	ChampionX Corp. (b)	73,933
6,932	Helix Energy Solutions Group, Inc. (a)	75,143
736	Helmerich & Payne, Inc. (b)	30,956
2,133	Liberty Energy, Inc. (b)	44,196
346	Nabors Industries Ltd. (a)(b)	29,801
7,381	Newpark Resources, Inc. (a)	53,291
990	Noble Corp. PLC (b)	48,005
2,449	Oceaneering International, Inc. (a)	57,307
4,821	Oil States International, Inc. (a)	29,697
3,092	Patterson-UTI Energy, Inc.	36,918
4,112	ProPetro Holding Corp. (a)	33,225
3,744	RPC, Inc.	28,979
4,094	TechnipFMC PLC	102,801
9,166	TETRA Technologies, Inc. (a)	40,605
440	Tidewater, Inc. (a)	40,480
3,546	US Silica Holdings, Inc. (a)	44,006
597	Valaris Ltd. (a)	44,930
822	Weatherford International PLC (a)	94,875

		971,560

	Entertainment - 0.2%
496	Atlanta Braves Holdings, Inc. - Class C (a)	19,374
24,668	Loop Media, Inc. (a)(b)	9,038
2,021	Marcus Corp. (b)	28,820
13,137	Playstudios, Inc. (a)	36,521
3,749	Playtika Holding Corp.	26,430
531	Roku, Inc. (a)	34,605
663	TKO Group Holdings, Inc. (b)	57,290
3,235	Vivid Seats, Inc. - Class A (a)(b)	19,378

		231,456

	Financial Services - 2.9%
1,067	Affirm Holdings, Inc. (a)	39,756
1,609	Alerus Financial Corp.	35,124
2,868	A-Mark Precious Metals, Inc.	88,019
2,010	Banco Latinoamericano de Comercio Exterior SA	59,536
1,089	Cass Information Systems, Inc. (b)	52,457
3,251	Corebridge Financial, Inc. (b)	93,401
1,805	Enact Holdings, Inc.	56,280
6,371	Equitable Holdings, Inc.	242,162
2,098	Essent Group Ltd.	124,852
639	Euronet Worldwide, Inc. (a)	70,245
1,334	EVERTEC, Inc.	53,227
586	Federal Agricultural Mortgage Corp. - Class C	115,372
2,102	International Money Express, Inc. (a)	47,989
1,025	Jack Henry & Associates, Inc.	178,073
2,576	Jackson Financial, Inc. - Class A (b)	170,377
2,008	Merchants Bancorp	86,705
7,781	MGIC Investment Corp. (b)	173,983
2,350	Mr Cooper Group, Inc. (a)	183,183
1,734	NCR Atleos Corp. (a)	34,246
2,749	NMI Holdings, Inc. - Class A (a)	88,903

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
1,010	PennyMac Financial Services, Inc. (b)	$92,001
4,194	Radian Group, Inc.	140,373
746	Remitly Global, Inc. (a)	15,472
2,429	Security National Financial Corp. - Class A (a)	19,213
608	Shift4 Payments, Inc. - Class A (a)(b)	40,171
2,622	StoneCo Ltd. - Class A (a)	43,551
3,053	Toast, Inc. - Class A (a)	76,081
8,003	UWM Holdings Corp. (b)	58,102
2,069	Velocity Financial, Inc. (a)	37,242
2,295	Voya Financial, Inc.	169,646
458	Walker & Dunlop, Inc.	46,285
1,034	Waterstone Financial, Inc.	12,584
6,648	Western Union Co.	92,939
369	WEX, Inc. (a)	87,649

		2,925,199

	Food Products - 0.7%
1,132	Cal-Maine Foods, Inc. (b)	66,618
1,901	Darling International, Inc. (a)	88,415
3,981	Flowers Foods, Inc.	94,549
1,120	Fresh Del Monte Produce, Inc.	29,019
267	Freshpet, Inc. (a)(b)	30,935
813	Ingredion, Inc.	94,999
160	J&J Snack Foods Corp.	23,130
383	John B. Sanfilippo & Son, Inc.	40,567
231	Lancaster Colony Corp.	47,962
467	Pilgrim’s Pride Corp. (a)	16,027
749	Post Holdings, Inc. (a)	79,604
8	Seaboard Corp.	25,791
929	Simply Good Foods Co. (a)(b)	31,614
488	TreeHouse Foods, Inc. (a)(b)	19,008
3,411	Vital Farms, Inc. (a)	79,306

		767,544

	Gas Utilities - 0.1%
822	Brookfield Infrastructure Corp. - Class A	29,625
998	ONE Gas, Inc. (b)	64,401
1,686	UGI Corp. (b)	41,374

		135,400

	Ground Transportation - 0.9%
799	ArcBest Corp.	113,857
815	Covenant Logistics Group, Inc.	37,783
5,512	Daseke, Inc. (a)	45,750
1,335	Knight-Swift Transportation Holdings, Inc.	73,452
856	Landstar System, Inc.	165,003
1,868	Lyft, Inc. - Class A (a)(b)	36,146
2,085	PAM Transportation Services, Inc. (a)	33,798
1,484	RXO, Inc. (a)	32,455
592	Ryder System, Inc.	71,152
238	Saia, Inc. (a)(b)	139,230
363	U-Haul Holding Co.	24,205
967	XPO, Inc. (a)	118,003

		890,834

	Health Care Equipment & Supplies - 2.3%
3,514	Alphatec Holdings, Inc. (a)	48,458
2,672	AngioDynamics, Inc. (a)	15,685
942	AtriCure, Inc. (a)(b)	28,656
1,771	Avanos Medical, Inc. (a)	35,261
216	Axonics, Inc. (a)	14,898

Shares		Value
	Health Care Equipment & Supplies (Continued)
16,980	Cerus Corp. (a)	$32,092
147	CONMED Corp. (b)	11,772
2,155	Dentsply Sirona, Inc.	71,524
3,004	Embecta Corp.	39,863
2,291	Envista Holdings Corp. (a)	48,982
263	Glaukos Corp. (a)	24,798
626	Haemonetics Corp. (a)	53,429
989	Inari Medical, Inc. (a)(b)	47,452
1,633	Inmode Ltd. (a)(b)	35,289
3,347	Inogen, Inc. (a)	27,010
477	Inspire Medical Systems, Inc. (a)(b)	102,455
479	Integer Holdings Corp. (a)(b)	55,890
1,044	Integra LifeSciences Holdings Corp. (a)	37,010
1,234	iRadimed Corp.	54,284
580	iRhythm Technologies, Inc. (a)	67,280
7,288	KORU Medical Systems, Inc. (a)	17,200
1,267	Lantheus Holdings, Inc. (a)	78,858
1,238	LeMaitre Vascular, Inc.	82,154
512	LivaNova PLC (a)	28,641
591	Masimo Corp. (a)(b)	86,788
534	Merit Medical Systems, Inc. (a)	40,450
952	Neogen Corp. (a)(b)	15,023
1,236	Nevro Corp. (a)	17,848
1,415	Novocure Ltd. (a)	22,117
419	Omnicell, Inc. (a)	12,247
9,244	OraSure Technologies, Inc. (a)	56,851
3,139	Orthofix Medical, Inc. (a)	45,578
474	Penumbra, Inc. (a)(b)	105,787
1,223	Sanara Medtech, Inc. (a)	45,251
2,225	Semler Scientific, Inc. (a)	64,992
620	Shockwave Medical, Inc. (a)	201,891
1,859	SI-BONE, Inc. (a)(b)	30,432
1,248	Silk Road Medical, Inc. (a)	22,863
1,258	STAAR Surgical Co. (a)	48,156
1,118	SurModics, Inc. (a)	32,802
6,214	Tactile Systems Technology, Inc. (a)(b)	100,977
1,260	Tandem Diabetes Care, Inc. (a)(b)	44,617
3,049	Tela Bio, Inc. (a)	17,288
338	UFP Technologies, Inc. (a)	85,244
1,893	Varex Imaging Corp. (a)	34,263
5,233	Zimvie, Inc. (a)	86,292
6,439	Zynex, Inc. (a)(b)	79,650

		2,356,348

	Health Care Providers & Services - 2.5%
160	Acadia Healthcare Co., Inc. (a)	12,675
1,889	AdaptHealth Corp. (a)	21,742
539	Addus HomeCare Corp. (a)	55,700
5,884	AirSculpt Technologies, Inc. (a)(b)	36,128
846	Amedisys, Inc. (a)	77,967
1,381	AMN Healthcare Services, Inc. (a)	86,326
656	Astrana Health, Inc. (a)(b)	27,545
258	Chemed Corp. (b)	165,618
356	CorVel Corp. (a)	93,614
5,262	Cross Country Healthcare, Inc. (a)(b)	98,505
1,089	DaVita, Inc. (a)	150,336
804	Encompass Health Corp.	66,394
2,696	Enhabit, Inc. (a)	31,408
1,263	Fulgent Genetics, Inc. (a)	27,407
553	HealthEquity, Inc. (a)	45,141
2,936	Henry Schein, Inc. (a)	221,727

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
4,078	InfuSystem Holdings, Inc. (a)	$34,948
5,224	Innovage Holding Corp. (a)	23,195
4,771	Joint Corp. (a)	62,309
707	National HealthCare Corp. (b)	66,819
1,573	National Research Corp.	62,307
13,314	OPKO Health, Inc. (a)(b)	15,977
2,704	Option Care Health, Inc. (a)	90,692
4,143	Owens & Minor, Inc. (a)	114,803
2,306	Patterson Cos., Inc.	63,761
3,785	Pediatrix Medical Group, Inc. (a)	37,964
1,565	Pennant Group, Inc. (a)	30,721
3,193	PetIQ, Inc. (a)	58,368
1,671	Premier, Inc. - Class A	36,929
671	Progyny, Inc. (a)(b)	25,599
958	R1 RCM, Inc. (a)	12,339
591	RadNet, Inc. (a)	28,758
858	Select Medical Holdings Corp.	25,869
926	Surgery Partners, Inc. (a)	27,623
1,777	Tenet Healthcare Corp. (a)	186,780
810	The Ensign Group, Inc. (b)	100,780
908	Universal Health Services, Inc. - Class B	165,674
245	US Physical Therapy, Inc. (b)	27,653
5,109	Viemed Healthcare, Inc. (a)	48,178

		2,566,279

	Health Care Technology - 0.2%
1,338	HealthStream, Inc.	35,671
34,068	Multiplan Corp. (a)	27,636
1,738	Phreesia, Inc. (a)	41,590
3,703	Teladoc Health, Inc. (a)	55,915
1,866	TruBridge, Inc. (a)	17,205

		178,017

	Hotels, Restaurants & Leisure - 2.0%
1,771	Aramark (b)	57,593
327	Biglari Holdings, Inc. - Class B (a)	62,025
731	BJ’s Restaurants, Inc. (a)	26,448
2,168	Bloomin’ Brands, Inc.	62,178
1,258	Boyd Gaming Corp.	84,689
1,010	Brinker International, Inc. (a)(b)	50,177
8,377	Carrols Restaurant Group, Inc.	79,665
401	Choice Hotels International, Inc. (b)	50,666
1,016	Chuy’s Holdings, Inc. (a)	34,270
803	Dave & Buster’s Entertainment, Inc. (a)	50,268
2,832	Everi Holdings, Inc. (a)	28,462
429	Golden Entertainment, Inc.	15,800
1,145	Hilton Grand Vacations, Inc. (a)(b)	54,055
579	Hyatt Hotels Corp. - Class A	92,420
3,157	Inspired Entertainment, Inc. (a)	31,128
3,100	International Game Technology PLC	70,029
316	Kura Sushi USA, Inc. - Class A (a)	36,391
1,433	Light & Wonder, Inc. - Class A (a)	146,295
455	Marriott Vacations Worldwide Corp.	49,017
498	Nathan’s Famous, Inc.	35,258
1,978	Norwegian Cruise Line Holdings, Ltd. (a)(b)	41,399
3,028	ONE Group Hospitality, Inc. (a)	16,866
618	Papa John’s International, Inc.	41,159
2,241	Penn Entertainment, Inc. (a)(b)	40,809
272	Planet Fitness, Inc. - Class A (a)	17,035
3,399	PlayAGS, Inc. (a)	30,523

Shares		Value
	Hotels, Restaurants & Leisure (Continued)
466	RCI Hospitality Holdings, Inc.	$27,028
710	Red Rock Resorts, Inc. - Class A (b)	42,472
265	Shake Shack, Inc. - Class A (a)	27,568
8,027	Target Hospitality Corp. (a)	87,254
563	Texas Roadhouse, Inc.	86,967
790	Travel + Leisure Co. (b)	38,678
777	United Parks & Resorts, Inc. (a)	43,675
168	Vail Resorts, Inc. (b)	37,435
614	Wingstop, Inc.	224,970
689	Wyndham Hotels & Resorts, Inc.	52,881
558	Wynn Resorts Ltd.	57,044

		2,030,597

	Household Durables - 3.0%
1,900	Beazer Homes USA, Inc. (a)	62,320
285	Cavco Industries, Inc. (a)	113,732
692	Century Communities, Inc.	66,778
2,995	Cricut, Inc. - Class A	14,256
2,485	Ethan Allen Interiors, Inc. (b)	85,906
6,318	GoPro, Inc. - Class A (a)	14,089
2,156	Green Brick Partners, Inc. (a)	129,856
358	Helen of Troy, Ltd. (a)(b)	41,256
629	Hovnanian Enterprises, Inc. - Class A (a)	98,715
635	Installed Building Products, Inc.	164,294
1,178	KB Home (b)	83,497
5,380	Landsea Homes Corp. (a)	78,171
2,098	La-Z-Boy, Inc.	78,927
716	Leggett & Platt, Inc.	13,711
151	LGI Homes, Inc. (a)	17,572
1,726	Lovesac Co. (a)(b)	39,008
878	M.D.C Holdings, Inc.	55,235
840	M/I Homes, Inc. (a)	114,484
643	Meritage Homes Corp.	112,821
686	Mohawk Industries, Inc. (a)	89,791
3,985	PulteGroup, Inc.	480,671
12,799	Purple Innovation, Inc.	22,270
1,396	Skyline Champion Corp. (a)	118,674
2,136	Snap One Holdings Corp. (a)	18,412
3,326	Sonos, Inc. (a)	63,394
2,661	Taylor Morrison Home Corp. (a)	165,434
3,662	Tempur Sealy International, Inc.	208,075
1,789	Toll Brothers, Inc.	231,443
528	TopBuild Corp. (a)(b)	232,705
3,387	Tri Pointe Homes, Inc. (a)	130,941
570	Worthington Enterprises, Inc.	35,471

		3,181,909

	Household Products - 0.2%
537	Central Garden & Pet Co. (a)	23,000
1,246	Central Garden & Pet Co. - Class A (a)	46,002
597	Energizer Holdings, Inc. (b)	17,576
245	Spectrum Brands Holdings, Inc.	21,807
438	WD-40 Co. (b)	110,950

		219,335

	Independent Power and Renewable Electricity Producers - 0.4%
956	Brookfield Renewable Corp. - Class A (b)	23,489
832	Clearway Energy, Inc. - Class A	17,896
1,580	Clearway Energy, Inc. - Class C	36,419
4,913	Vistra Corp.	342,191

		419,995

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Insurance - 3.2%
889	Ambac Financial Group, Inc. (a)	$13,895
2,286	American Equity Investment Life Holding Co. (a)	128,519
1,221	American Financial Group, Inc.	166,642
619	AMERISAFE, Inc.	31,055
603	Assurant, Inc.	113,509
1,300	Assured Guaranty, Ltd. (b)	113,425
1,392	Axis Capital Holdings Ltd.	90,508
733	Brighthouse Financial, Inc. (a)	37,779
2,661	CNO Financial Group, Inc.	73,124
2,200	Donegal Group, Inc. - Class A	31,108
662	Employers Holdings, Inc.	30,048
141	Enstar Group Ltd. (a)	43,817
545	Everest Group Ltd.	216,638
1,488	First American Financial Corp.	90,842
11,950	Genworth Financial, Inc. - Class A (a)	76,838
1,336	Globe Life, Inc.	155,470
269	Goosehead Insurance, Inc. - Class A (a)	17,921
3,853	Greenlight Capital Re Ltd. - Class A (a)	48,047
402	Horace Mann Educators Corp.	14,870
249	Investors Title Co.	40,634
4,569	Kingsway Financial Services, Inc. (a)	38,105
376	Kinsale Capital Group, Inc. (b)	197,302
2,940	Lincoln National Corp.	93,874
4,760	MBIA, Inc.	32,178
132	National Western Life Group, Inc. - Class A	64,939
5,023	Old Republic International Corp.	154,307
709	Primerica, Inc.	179,349
946	ProAssurance Corp.	12,166
908	Reinsurance Group of America, Inc.	175,135
774	RenaissanceRe Holdings Ltd.	181,913
780	RLI Corp.	115,807
1,009	Ryan Specialty Holdings, Inc.	56,000
338	Safety Insurance Group, Inc.	27,780
885	Selective Insurance Group, Inc. (b)	96,615
1,050	Stewart Information Services Corp.	68,313
2,443	Tiptree, Inc.	42,215
757	United Fire Group, Inc.	16,480
3,551	Unum Group	190,547
15	White Mountains Insurance Group Ltd.	26,914

		3,304,628

	Interactive Media & Services - 0.7%
3,229	Cargurus, Inc. (a)	74,525
5,388	Cars.com, Inc. (a)	92,566
10,815	DHI Group, Inc. (a)	27,578
6,256	EverQuote, Inc. - Class A (a)	116,111
405	IAC, Inc. (a)(b)	21,603
1,795	MediaAlpha, Inc. - Class A (a)	36,564
931	Shutterstock, Inc. (b)	42,649
2,363	TripAdvisor, Inc. (a)	65,668
18,058	TrueCar, Inc. (a)	61,216
2,787	Yelp, Inc. (a)	109,808
743	Ziff Davis, Inc. (a)	46,839
791	ZoomInfo Technologies, Inc. (a)(b)	12,680

		707,807

	IT Services - 1.1%
2,210	Amdocs Ltd.	199,717
2,246	BigCommerce Holdings, Inc. (a)	15,475

Shares		Value
	IT Services (Continued)
13,671	Brightcove, Inc. (a)	$26,522
2,156	Couchbase, Inc. (a)(b)	56,724
409	DigitalOcean Holdings, Inc. (a)(b)	15,616
4,873	DXC Technology Co. (a)	103,356
352	Globant SA (a)	71,069
4,974	Grid Dynamics Holdings, Inc. (a)	61,131
14,346	Information Services Group, Inc.	57,958
3,571	Kyndryl Holdings, Inc. (a)	77,705
1,413	Perficient, Inc. (a)	79,538
42,452	Rackspace Technology, Inc. (a)	67,074
1,732	Squarespace, Inc. - Class A (a)	63,114
4,254	The Hackett Group, Inc.	103,372
14,591	Thoughtworks Holding, Inc. (a)	36,915
19,576	Unisys Corp. (a)	96,118

		1,131,404

	Leisure Products - 0.9%
1,131	Acushnet Holdings Corp. (b)	74,589
1,380	Brunswick Corp. (b)	133,198
2,541	Clarus Corp.	17,152
2,813	Funko, Inc. - Class A (a)	17,553
477	Hasbro, Inc.	26,960
1,932	JAKKS Pacific, Inc. (a)	47,720
509	Johnson Outdoors, Inc. - Class A	23,470
485	Malibu Boats, Inc. - Class A (a)	20,991
3,358	Marine Products Corp.	39,456
2,894	MasterCraft Boat Holdings, Inc. (a)	68,646
6,336	Mattel, Inc. (a)	125,516
3,458	Peloton Interactive, Inc. - Class A (a)	14,818
784	Polaris, Inc. (b)	78,494
3,842	Smith & Wesson Brands, Inc.	66,697
817	Sturm Ruger & Co., Inc.	37,705
2,451	Vista Outdoor, Inc. (a)	80,344
1,459	YETI Holdings, Inc. (a)	56,244

		929,553

	Life Sciences Tools & Services - 0.9%
1,289	10X Genomics, Inc. - Class A (a)	48,376
1,638	Bio-Techne Corp. (b)	115,299
1,583	Bruker Corp.	148,707
503	Charles River Laboratories International, Inc. (a)	136,288
13,400	Codexis, Inc. (a)	46,766
14,450	Harvard Bioscience, Inc. (a)(b)	61,268
517	Medpace Holdings, Inc. (a)	208,946
384	Mesa Laboratories, Inc.	42,136
1,715	QIAGEN NV	73,728
186	Repligen Corp. (a)(b)	34,209

		915,723

	Machinery - 3.8%
1,016	AGCO Corp.	124,988
225	Alamo Group, Inc.	51,374
1,469	Allison Transmission Holdings, Inc.	119,224
506	Astec Industries, Inc.	22,117
840	Barnes Group, Inc.	31,206
260	Chart Industries, Inc. (a)(b)	42,827
1,262	Columbus McKinnon Corp.	56,323
4,221	Commercial Vehicle Group, Inc. (a)	27,141
734	Crane Co.	99,185
1,863	Donaldson Co., Inc.	139,129
2,190	Energy Recovery, Inc. (a)	34,580
455	Enpro, Inc.	76,790

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
1,166	Esab Corp. (b)	$128,925
272	ESCO Technologies, Inc.	29,118
753	Federal Signal Corp.	63,907
1,122	Flowserve Corp.	51,253
799	Franklin Electric Co., Inc.	85,341
3,275	Gates Industrial Corp. PLC (a)	58,000
1,747	Graco, Inc.	163,275
264	Helios Technologies, Inc.	11,798
640	ITT, Inc.	87,059
293	Kadant, Inc. (b)	96,133
1,046	Kennametal, Inc. (b)	26,087
734	Lincoln Electric Holdings, Inc. (b)	187,493
154	Lindsay Corp.	18,120
3,912	Manitowoc Co., Inc. (a)	55,316
514	Middleby Corp. (a)	82,646
4,161	Mueller Industries, Inc.	224,403
1,838	Mueller Water Products, Inc. - Class A	29,573
803	Nordson Corp.	220,456
577	Omega Flex, Inc.	40,927
905	Oshkosh Corp.	112,863
1,428	Pentair PLC	122,008
1,071	Proto Labs, Inc. (a)	38,288
143	RBC Bearings, Inc. (a)(b)	38,660
4,293	REV Group, Inc.	94,832
2,159	Shyft Group, Inc.	26,815
991	Snap-on, Inc.	293,554
526	SPX Technologies, Inc. (a)(b)	64,766
343	Standex International Corp. (b)	62,502
591	Tennant Co.	71,872
1,738	Terex Corp.	111,927
970	Timken Co.	84,807
4,666	Titan International, Inc. (a)(b)	58,138
1,184	Toro Co. (b)	108,490
1,575	Wabash National Corp. (b)	47,156
510	Watts Water Technologies, Inc. - Class A	108,401

		3,929,793

	Marine Transportation - 0.3%
501	Eagle Bulk Shipping, Inc. (b)	31,298
1,810	Genco Shipping & Trading Ltd.	36,797
1,577	Golden Ocean Group Ltd.	20,438
747	Kirby Corp. (a)	71,204
1,003	Matson, Inc.	112,737
9,051	Safe Bulkers, Inc. (b)	44,893

		317,367

	Media - 0.9%
5,242	Advantage Solutions, Inc. (a)	22,698
954	AMC Networks, Inc. - Class A (a)	11,572
1,814	EchoStar Corp. - Class A (a)	25,850
7,233	Entravision Communications Corp. - Class A	11,862
2,882	EW Scripps Co. - Class A (a)	11,326
2,882	Gambling.com Group Ltd. (a)	26,313
11,078	Gannett Co., Inc. (a)	27,030
2,271	Gray Television, Inc.	14,353
4,925	iHeartMedia, Inc. - Class A (a)	10,293
3,434	Interpublic Group of Cos., Inc. (b)	112,051
870	John Wiley & Sons, Inc. - Class A	33,173
1,079	Liberty Media Corp.-Liberty SiriusXM (a)	32,057
2,353	New York Times Co. - Class A	101,697

Shares		Value
	Media (Continued)
5,686	News Corp. - Class A	$148,859
2,667	News Corp. - Class B (b)	72,169
543	Nexstar Media Group, Inc. - Class A (b)	93,553
1,467	Scholastic Corp.	55,321
1,227	Sinclair, Inc.	16,528
3,522	TEGNA, Inc.	52,619
2,391	Thryv Holdings, Inc. (a)	53,152

		932,476

	Metals & Mining - 1.8%
452	Alcoa Corp.	15,273
598	Alpha Metallurgical Resources, Inc.	198,040
377	Arch Resources, Inc.	60,618
1,212	ATI, Inc. (a)(b)	62,018
447	Carpenter Technology Corp.	31,925
7,409	Cleveland-Cliffs, Inc. (a)	168,481
2,304	Commercial Metals Co. (b)	135,406
1,797	Constellium SE (a)	39,732
305	Materion Corp.	40,184
3,561	Metallus, Inc. (a)	79,232
2,390	Olympic Steel, Inc.	169,403
1,101	Radius Recycling, Inc. - Class A	23,264
860	Reliance, Inc.	287,395
149	Royal Gold, Inc.	18,150
4,122	Ryerson Holding Corp.	138,087
6,980	SunCoke Energy, Inc.	78,664
3,667	United States Steel Corp.	149,540
2,494	Warrior Met Coal, Inc.	151,386
570	Worthington Steel, Inc.	20,434

		1,867,232

	Multi-Utilities - 0.1%
625	Black Hills Corp.	34,125
1,998	NiSource, Inc.	55,265

		89,390

	Oil, Gas & Consumable Fuels - 3.0%
3,973	Amplify Energy Corp. (a)	26,262
2,675	Antero Midstream Corp.	37,610
1,267	Antero Resources Corp. (a)	36,743
4,787	APA Corp. (b)	164,577
3,275	Berry Corp.	26,364
1,483	California Resources Corp.	81,713
839	Centrus Energy Corp. - Class A (a)	34,844
1,490	Chesapeake Energy Corp. (b)	132,357
741	Chord Energy Corp. (b)	132,076
872	Civitas Resources, Inc.	66,194
2,890	CNX Resources Corp. (a)(b)	68,551
1,624	CONSOL Energy, Inc.	136,026
1,014	CVR Energy, Inc.	36,159
1,258	Delek US Holdings, Inc.	38,671
1,922	DHT Holdings, Inc.	22,103
1,355	Dorian LPG, Ltd.	52,113
205	DT Midstream, Inc. (b)	12,525
4,963	EQT Corp. (b)	183,978
3,362	Equitrans Midstream Corp. (b)	41,991
3,711	Evolution Petroleum Corp.	22,786
337	Gulfport Energy Corp. (a)	53,960
1,984	HF Sinclair Corp.	119,774
803	International Seaways, Inc. (b)	42,720
2,659	Magnolia Oil & Gas Corp. - Class A (b)	69,001
1,389	Matador Resources Co. (b)	92,744

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
2,140	Murphy Oil Corp.	$97,798
832	NACCO Industries, Inc. - Class A	25,126
1,224	Northern Oil & Gas, Inc. (b)	48,568
2,354	Ovintiv, Inc.	122,173
1,042	Par Pacific Holdings, Inc. (a)	38,617
2,526	PBF Energy, Inc. - Class A	145,422
1,963	Peabody Energy Corp. (b)	47,622
5,097	Permian Resources Corp. (b)	90,013
4,183	Range Resources Corp.	144,021
697	REX American Resources Corp. (a)	40,921
11,401	Ring Energy, Inc. (a)	22,346
746	Scorpio Tankers, Inc.	53,376
844	SilverBow Resources, Inc. (a)	28,814
575	Sitio Royalties Corp. - Class A	14,214
2,178	SM Energy Co. (b)	108,573
19,761	Southwestern Energy Co. (a)	149,788
8,927	Teekay Corp. (a)	64,989
105	Texas Pacific Land Corp. (b)	60,744
3,217	Uranium Energy Corp. (a)	21,715
6,919	VAALCO Energy, Inc.	48,225
1,111	World Kinect Corp.	29,386

		3,134,293

	Paper & Forest Products - 0.2%
1,153	Clearwater Paper Corp. (a)	50,421
955	Louisiana-Pacific Corp.	80,134
2,770	Resolute Forest Products (a)(c)	3,933
522	Sylvamo Corp.	32,228

		166,716

	Passenger Airlines - 0.2%
570	Alaska Air Group, Inc. (a)	24,504
4,413	American Airlines Group, Inc. (a)	67,739
3,835	Joby Aviation, Inc. (a)(b)	20,556
750	SkyWest, Inc. (a)	51,810

		164,609

	Personal Care Products - 0.9%
7,847	Beauty Health Co. (a)	34,841
2,756	BellRing Brands, Inc. (a)	162,687
3,902	Coty, Inc. - Class A (a)	46,668
994	Edgewell Personal Care Co. (b)	38,408
1,219	elf Beauty, Inc. (a)(b)	238,961
3,785	Herbalife Ltd. (a)	38,039
658	Inter Parfums, Inc.	92,456
546	Medifast, Inc. (b)	20,923
4,728	Nature’s Sunshine Products, Inc. (a)	98,200
1,975	Nu Skin Enterprises, Inc. - Class A	27,314
929	USANA Health Sciences, Inc. (a)	45,056
2,211	Waldencast PLC (a)	14,372

		857,925

	Pharmaceuticals - 1.8%
26,392	Amneal Pharmaceuticals, Inc. (a)	159,936
1,529	Amphastar Pharmaceuticals, Inc. (a)	67,138
13,684	Amylyx Pharmaceuticals, Inc. (a)	38,863
760	ANI Pharmaceuticals, Inc. (a)	52,539
68,858	Assertio Holdings, Inc. (a)	66,055
659	Catalent, Inc. (a)	37,201
4,309	Collegium Pharmaceutical, Inc. (a)(b)	167,275
5,510	Corcept Therapeutics, Inc. (a)(b)	138,797

Shares		Value
	Pharmaceuticals (Continued)
8,582	Elanco Animal Health, Inc. (a)	$139,715
4,666	Evolus, Inc. (a)	65,324
2,539	Harmony Biosciences Holdings, Inc. (a)	85,260
6,648	Innoviva, Inc. (a)	101,316
938	Intra-Cellular Therapies, Inc. (a)	64,910
1,114	Jazz Pharmaceuticals PLC (a)	134,148
557	Ligand Pharmaceuticals, Inc. (a)	40,717
10,374	Omeros Corp. (a)(b)	35,790
25,268	Optinose, Inc. (a)	36,891
1,911	Pacira BioSciences, Inc. (a)	55,839
2,601	Perrigo Co. PLC	83,726
1,570	Phibro Animal Health Corp. - Class A	20,300
1,754	Prestige Consumer Healthcare, Inc. (a)	127,270
2,950	Supernus Pharmaceuticals, Inc. (a)(b)	100,624
1,497	Taro Pharmaceutical Industries Ltd. (a)	63,383

		1,883,017

	Professional Services - 2.7%
4,212	Alight, Inc. - Class A (a)	41,488
965	ASGN, Inc. (a)(b)	101,093
2,036	Booz Allen Hamilton Holding Corp.	302,224
439	CACI International, Inc. - Class A (a)	166,306
1,010	CBIZ, Inc. (a)	79,285
1,007	Concentrix Corp. (b)	66,684
7,299	Conduent, Inc. (a)	24,671
352	CRA International, Inc.	52,652
1,962	CSG Systems International, Inc.	101,121
709	Dayforce, Inc. (a)(b)	46,943
751	Forrester Research, Inc. (a)	16,192
1,236	Franklin Covey Co. (a)	48,525
569	FTI Consulting, Inc. (a)	119,655
3,389	Genpact, Ltd.	111,668
648	Huron Consulting Group, Inc. (a)	62,610
3,989	IBEX Holdings Ltd. (a)	61,550
520	ICF International, Inc.	78,328
3,798	Innodata, Inc. (a)	25,067
705	Insperity, Inc. (b)	77,275
1,627	KBR, Inc.	103,575
1,821	Kelly Services, Inc. - Class A	45,598
1,318	Kforce, Inc. (b)	92,945
850	Korn Ferry	55,896
5,393	Legalzoom.com, Inc. (a)	71,943
903	ManpowerGroup, Inc.	70,109
1,068	Maximus, Inc.	89,605
500	NV5 Global, Inc. (a)(b)	49,005
1,112	Parsons Corp. (a)	92,240
3,696	Resources Connection, Inc.	48,639
2,408	Robert Half, Inc.	190,906
578	Science Applications International Corp.	75,365
610	TriNet Group, Inc.	80,819
3,068	TrueBlue, Inc. (a)	38,411
3,333	Upwork, Inc. (a)	40,863
2,139	Verra Mobility Corp. (a)(b)	53,411
837	Willdan Group, Inc. (a)	24,265

		2,806,932

	Real Estate Management & Development - 0.6%
4,807	Anywhere Real Estate, Inc. (a)	29,707
8,613	Compass, Inc. - Class A (a)	31,007
4,494	Cushman & Wakefield PLC (a)	47,007
1,245	DigitalBridge Group, Inc. (b)	23,991

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Real Estate Management & Development (Continued)
18,065	Douglas Elliman, Inc.	$28,543
6,875	eXp World Holdings, Inc. (b)	71,019
2,406	Forestar Group, Inc. (a)	96,697
523	Jones Lang LaSalle, Inc. (a)	102,032
776	Marcus & Millichap, Inc.	26,516
1,309	Zillow Group, Inc. - Class C (a)	63,853

		520,372

	Semiconductors & Semiconductor Equipment - 2.1%
2,084	Allegro MicroSystems, Inc. (a)	56,185
3,891	Amkor Technology, Inc.	125,446
1,014	Axcelis Technologies, Inc. (a)(b)	113,081
561	CEVA, Inc. (a)	12,740
1,474	Cirrus Logic, Inc. (a)	136,433
1,270	Cohu, Inc. (a)	42,329
1,130	Credo Technology Group Holding Ltd. (a)	23,945
1,179	Diodes, Inc. (a)(b)	83,120
823	Entegris, Inc.	115,664
1,162	FormFactor, Inc. (a)(b)	53,022
728	Impinj, Inc. (a)	93,482
2,430	inTEST Corp. (a)	32,198
2,076	Lattice Semiconductor Corp. (a)(b)	162,405
501	MACOM Technology Solutions Holdings, Inc. (a)(b)	47,916
2,638	MaxLinear, Inc. (a)	49,251
578	MKS Instruments, Inc. (b)	76,874
310	NVE Corp.	27,956
498	Onto Innovation, Inc. (a)(b)	90,178
904	PDF Solutions, Inc. (a)	30,438
4,297	Photronics, Inc. (a)	121,691
858	Power Integrations, Inc. (b)	61,390
726	Qorvo, Inc. (a)	83,367
2,256	Rambus, Inc. (a)	139,443
276	Silicon Laboratories, Inc. (a)	39,667
2,529	SMART Global Holdings, Inc. (a)	66,563
689	Synaptics, Inc. (a)	67,219
1,006	Ultra Clean Holdings, Inc. (a)	46,216
437	Universal Display Corp.	73,613
1,332	Veeco Instruments, Inc. (a)	46,846

		2,118,678

	Software - 6.3%
39,284	8x8, Inc. (a)	106,067
7,306	A10 Networks, Inc.	100,019
2,080	ACI Worldwide, Inc. (a)	69,077
6,699	Adeia, Inc.	73,153
961	Agilysys, Inc. (a)	80,974
959	Alarm.com Holdings, Inc. (a)	69,499
1,157	Altair Engineering, Inc. - Class A (a)	99,676
2,127	American Software, Inc. - Class A	24,354
601	Appfolio, Inc. - Class A (a)	148,291
877	Appian Corp. - Class A (a)	35,036
5,272	AppLovin Corp. - Class A (a)	364,928
1,874	Asana, Inc. - Class A (a)(b)	29,028
298	Aspen Technology, Inc. (a)(b)	63,557
1,396	Bentley Systems, Inc. - Class B (b)	72,899
420	BILL Holdings, Inc. (a)	28,862
909	Blackbaud, Inc. (a)	67,393
3,874	Box, Inc. - Class A (a)(b)	109,712
587	Braze, Inc. - Class A (a)	26,004

Shares		Value
	Software (Continued)
1,019	C3.ai, Inc. - Class A (a)(b)	$27,584
737	Cerence, Inc. (a)	11,608
1,629	CommVault Systems, Inc. (a)	165,229
1,776	Confluent, Inc. - Class A (a)	54,204
2,983	Consensus Cloud Solutions, Inc. (a)	47,310
4,807	CoreCard Corp. (a)	53,117
2,920	CS Disco, Inc. (a)	23,740
33,283	CXApp, Inc. (a)(b)	81,543
15,247	Digital Turbine, Inc. (a)	39,947
1,199	Dolby Laboratories, Inc. - Class A (b)	100,440
3,875	Domo, Inc. - Class B (a)	34,565
1,295	DoubleVerify Holdings, Inc. (a)	45,532
6,270	Dropbox, Inc. - Class A (a)	152,361
2,825	Dynatrace, Inc. (a)	131,193
11,137	eGain Corp. (a)	71,834
890	Elastic NV (a)	89,214
610	Envestnet, Inc. (a)	35,325
1,234	Everbridge, Inc. (a)	42,980
3,066	EverCommerce, Inc. (a)	28,882
723	Five9, Inc. (a)	44,906
975	Freshworks, Inc. - Class A (a)	17,755
4,079	Gen Digital, Inc. (b)	91,370
605	Gitlab, Inc. - Class A (a)(b)	35,284
483	Guidewire Software, Inc. (a)	56,371
1,092	Informatica, Inc. - Class A (a)(b)	38,220
613	InterDigital, Inc. (b)	65,260
2,572	LiveRamp Holdings, Inc. (a)	88,734
1,209	Manhattan Associates, Inc. (a)	302,528
1,045	Marathon Digital Holdings, Inc. (a)(b)	23,596
63	MicroStrategy, Inc. - Class A (a)(b)	107,387
4,010	Mitek Systems, Inc. (a)	56,541
2,046	N-able, Inc. (a)	26,741
5,448	NCR Voyix Corp. (a)	68,808
3,423	Nutanix, Inc. - Class A (a)	211,268
2,018	OneSpan, Inc. (a)	23,469
1,038	PagerDuty, Inc. (a)	23,542
1,362	Pegasystems, Inc.	88,040
1,065	Procore Technologies, Inc. (a)	87,511
1,970	Progress Software Corp.	105,021
695	PROS Holdings, Inc. (a)	25,249
1,397	PTC, Inc. (a)(b)	263,949
485	Q2 Holdings, Inc. (a)(b)	25,492
683	Qualys, Inc. (a)(b)	113,972
1,025	Rapid7, Inc. (a)(b)	50,266
1,974	Red Violet, Inc. (a)	38,592
18,493	Rimini Street, Inc. (a)	60,287
3,447	RingCentral, Inc. - Class A (a)(b)	119,749
1,799	Riot Platforms, Inc. (a)	22,020
1,100	Sapiens International Corp. NV	35,376
4,580	SEMrush Holdings, Inc. - Class A (a)	60,731
2,064	SentinelOne, Inc. - Class A (a)	48,112
2,281	Smartsheet, Inc. - Class A (a)	87,819
5,812	SolarWinds Corp. (a)	73,347
1,361	SoundThinking, Inc. (a)	21,613
2,145	Sprinklr, Inc. - Class A (a)	26,319
1,168	Sprout Social, Inc. - Class A (a)(b)	69,741
762	SPS Commerce, Inc. (a)	140,894
1,579	Tenable Holdings, Inc. (a)(b)	78,050
3,443	Teradata Corp. (a)	133,141
3,373	UiPath, Inc. - Class A (a)	76,466

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Software (Continued)
2,078	Varonis Systems, Inc. (a)	$98,019
2,616	Verint Systems, Inc. (a)	86,720
1,004	Workiva, Inc. (a)(b)	85,139
3,228	Xperi, Inc. (a)	38,930
15,627	Yext, Inc. (a)	94,231
8,822	Zeta Global Holdings Corp. - Class A (a)	96,424
3,228	Zuora, Inc. - Class A (a)	29,439

		6,467,576

	Specialty Retail - 5.8%
5,674	1-800-Flowers.com, Inc. - Class A (a)	61,449
4,468	Aaron’s Co., Inc.	33,510
2,185	Abercrombie & Fitch Co. - Class A (a)	273,846
2,579	Academy Sports & Outdoors, Inc. (b)	174,186
576	Advance Auto Parts, Inc.	49,012
3,995	American Eagle Outfitters, Inc.	103,031
475	Asbury Automotive Group, Inc. (a)(b)	111,996
1,252	AutoNation, Inc. (a)(b)	207,306
48,197	BARK, Inc. (a)	59,764
3,700	Bath & Body Works, Inc.	185,074
3,864	Big 5 Sporting Goods Corp.	13,601
909	Boot Barn Holdings, Inc. (a)(b)	86,491
2,827	Build-A-Bear Workshop, Inc. (b)	84,443
4,189	Caleres, Inc. (b)	171,875
1,919	Camping World Holdings, Inc. - Class A	53,444
9,844	CarParts.com, Inc. (a)	15,947
560	Carvana Co. (a)(b)	49,230
4,077	Cato Corp. - Class A	23,524
1,432	Children’s Place, Inc. (a)	16,525
4,179	Designer Brands, Inc. - Class A	45,676
9,912	Destination XL Group, Inc. (a)	35,683
1,401	Dick’s Sporting Goods, Inc. (b)	315,029
6,393	Duluth Holdings, Inc. - Class B (a)	31,326
6,121	Envela Corp. (a)	28,279
6,307	EVgo, Inc. (a)(b)	15,831
515	Five Below, Inc. (a)(b)	93,411
1,440	Floor & Decor Holdings, Inc. - Class A (a)(b)	186,653
1,866	Foot Locker, Inc. (b)	53,181
4,972	GameStop Corp. - Class A (a)	62,249
5,188	Gap, Inc.	142,929
1,394	Genesco, Inc. (a)	39,227
591	Group 1 Automotive, Inc. (b)	172,708
1,392	Guess?, Inc. (b)	43,806
2,397	Haverty Furniture Cos., Inc.	81,786
1,338	Hibbett, Inc. (b)	102,772
1,492	J Jill, Inc. (a)(b)	47,699
3,825	Lands’ End, Inc. (a)	41,654
6,209	Leslie’s, Inc. (a)(b)	40,359
467	Lithia Motors, Inc. (b)	140,502
1,827	MarineMax, Inc. (a)(b)	60,766
396	Monro, Inc.	12,490
585	Murphy USA, Inc. (b)	245,232
2,083	National Vision Holdings, Inc. (a)(b)	46,159
2,017	ODP Corp. (a)	107,002
842	Penske Automotive Group, Inc. (b)	136,396
2,777	PetMed Express, Inc.	13,302
3,524	Revolve Group, Inc. (a)(b)	74,603
241	RH (a)	83,931
5,338	Sally Beauty Holdings, Inc. (a)	66,298
2,422	Shoe Carnival, Inc. (b)	88,742

Shares		Value
	Specialty Retail (Continued)
2,051	Signet Jewelers Ltd.	$205,244
2,639	Sleep Number Corp. (a)	42,303
1,367	Sonic Automotive, Inc. - Class A (b)	77,837
6,041	Sportsman’s Warehouse Holdings, Inc. (a)	18,788
12,732	Stitch Fix, Inc. - Class A (a)	33,612
1,628	The Buckle, Inc. (b)	65,560
5,677	Tile Shop Holdings, Inc. (a)	39,909
4,339	Tilly’s, Inc. - Class A (a)	29,505
13,505	Torrid Holdings, Inc. (a)(b)	65,904
2,702	Upbound Group, Inc. (b)	95,137
2,024	Urban Outfitters, Inc. (a)	87,882
1,992	Victoria’s Secret & Co. (a)(b)	38,605
2,256	Warby Parker, Inc. - Class A (a)	30,704
1,526	Wayfair, Inc. - Class A (a)(b)	103,585
1,481	Williams Sonoma, Inc. (b)	470,262
330	Winmark Corp. (b)	119,361
2,120	Zumiez, Inc. (a)	32,203

		5,986,336

	Technology Hardware, Storage & Peripherals - 1.1%
1,343	Corsair Gaming, Inc. (a)	16,573
1,798	CPI Card Group, Inc. (a)	32,112
1,200	IonQ, Inc. (a)(b)	11,988
5,014	Pure Storage, Inc. - Class A (a)	260,678
686	Super Micro Computer, Inc. (a)	692,880
2,153	Turtle Beach Corp. (a)	37,118
2,946	Xerox Holdings Corp.	52,733

		1,104,082

	Textiles, Apparel & Luxury Goods - 2.4%
2,615	Capri Holdings Ltd. (a)	118,459
737	Carter’s, Inc. (b)	62,409
588	Columbia Sportswear Co. (b)	47,734
1,522	Crocs, Inc. (a)	218,864
500	Deckers Outdoor Corp. (a)	470,630
6,758	Figs, Inc. - Class A (a)	33,655
22,655	Fossil Group, Inc. (a)	23,108
2,482	G-III Apparel Group, Ltd. (a)	72,003
5,673	Hanesbrands, Inc. (a)(b)	32,903
2,060	Kontoor Brands, Inc.	124,115
1,895	Movado Group, Inc.	52,927
970	Oxford Industries, Inc. (b)	109,028
1,411	PVH Corp. (b)	198,401
996	Ralph Lauren Corp. (b)	187,009
830	Rocky Brands, Inc.	22,518
2,379	Skechers USA, Inc. - Class A (a)	145,737
1,971	Steven Madden, Ltd.	83,334
4,763	Tapestry, Inc.	226,147
6,655	Under Armour, Inc. - Class A (a)	49,114
7,580	Under Armour, Inc. - Class C (a)(b)	54,121
6,063	Vera Bradley, Inc. (a)	41,228
3,152	VF Corp. (b)	48,352
2,333	Wolverine World Wide, Inc.	26,153

		2,447,949

	Tobacco - 0.1%
990	Turning Point Brands, Inc.	29,007
415	Universal Corp.	21,464
3,407	Vector Group, Ltd.	37,341

		87,812

	Trading Companies & Distributors - 2.8%
2,166	Alta Equipment Group, Inc.	28,050
878	Applied Industrial Technologies, Inc.	173,449

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
1,572	Beacon Roofing Supply, Inc. (a)	$154,087
1,513	BlueLinx Holdings, Inc. (a)	197,053
1,662	Boise Cascade Co.	254,901
2,258	Core & Main, Inc. - Class A (a)	129,271
6,286	DNOW, Inc. (a)	95,547
2,406	DXP Enterprises, Inc. (a)	129,274
551	FTAI Aviation Ltd. (b)	37,082
236	GATX Corp. (b)	31,631
2,319	Global Industrial Co.	103,845
2,224	GMS, Inc. (a)	216,484
773	H&E Equipment Services, Inc.	49,611
70	Herc Holdings, Inc.	11,781
9,305	Hudson Technologies, Inc. (a)	102,448
3,893	Karat Packaging, Inc.	111,379
290	McGrath RentCorp	35,777
4,114	MRC Global, Inc. (a)	51,713
1,485	MSC Industrial Direct Co., Inc. - Class A	144,104
2,159	Rush Enterprises, Inc. - Class A (b)	115,550
1,561	Rush Enterprises, Inc. - Class B	83,186
1,014	SiteOne Landscape Supply, Inc. (a)(b)	176,994
883	Titan Machinery, Inc. (a)	21,907
650	Transcat, Inc. (a)(b)	72,429
519	Watsco, Inc. (b)	224,192
988	WESCO International, Inc.	169,225
1,003	Xometry, Inc. - Class A (a)	16,941

		2,937,911

	Wireless Telecommunication Services - 0.0% (d)
2,713	Gogo, Inc. (a)	23,820
1,576	Telephone and Data Systems, Inc.	25,248

		49,068

	Total Common Stocks (Cost $58,540,303)	95,556,819

	REAL ESTATE INVESTMENT TRUSTS - 3.4%
	Real Estate Investment Trusts - 3.4%
2,287	Acadia Realty Trust (b)	38,902
295	Agree Realty Corp. (b)	16,850
677	American Assets Trust, Inc.	14,833
1,957	American Homes 4 Rent - Class A	71,979
1,519	Americold Realty Trust, Inc.	37,854
5,448	Annaly Capital Management, Inc. (b)	107,271
3,391	Apollo Commercial Real Estate Finance, Inc.	37,776
4,839	Apple Hospitality REIT, Inc. (b)	79,263
4,100	Arbor Realty Trust, Inc. (b)	54,325
1,865	Blackstone Mortgage Trust, Inc. - Class A (b)	37,132
930	Boston Properties, Inc. (b)	60,738
11,688	Braemar Hotels & Resorts, Inc.	23,376
3,238	Brandywine Realty Trust	15,542
3,226	Brixmor Property Group, Inc. (b)	75,650
1,826	Broadstone Net Lease, Inc.	28,613
650	Camden Property Trust (b)	63,960
1,596	CBL & Associates Properties, Inc.	36,564
4,458	Chatham Lodging Trust	45,070
4,190	Chimera Investment Corp.	19,316
5,052	City Office REIT, Inc.	26,321
1,579	COPT Defense Properties	38,164
4,177	CoreCivic, Inc. (a)	65,203
2,150	Cousins Properties, Inc.	51,686

Shares		Value
	Real Estate Investment Trusts (Continued)
4,239	DiamondRock Hospitality Co. (b)	$40,737
1,770	Douglas Emmett, Inc.	24,550
226	EastGroup Properties, Inc.	40,628
5,645	Empire State Realty Trust, Inc. - Class A (b)	57,184
1,398	EPR Properties	59,345
559	Equity LifeStyle Properties, Inc.	36,000
260	Federal Realty Investment Trust	26,551
226	First Industrial Realty Trust, Inc.	11,874
8,431	GEO Group, Inc. (a)(b)	119,046
1,216	Gladstone Commercial Corp.	16,829
1,307	Global Medical REIT, Inc.	11,436
1,400	Highwoods Properties, Inc. (b)	36,652
8,419	Host Hotels & Resorts, Inc. (b)	174,105
4,215	Hudson Pacific Properties, Inc.	27,187
1,665	Independence Realty Trust, Inc. (b)	26,857
1,544	JBG SMITH Properties	24,781
1,696	Kilroy Realty Corp. (b)	61,785
6,871	Kimco Realty Corp.	134,740
3,552	Kite Realty Group Trust	77,007
313	Lamar Advertising Co. - Class A	37,375
5,334	Macerich Co. (b)	91,905
5,837	Medical Properties Trust, Inc. (b)	27,434
415	National Storage Affiliates Trust (b)	16,251
394	NexPoint Residential Trust, Inc.	12,683
650	NNN REIT, Inc. (b)	27,781
1,106	Omega Healthcare Investors, Inc. (b)	35,027
5,220	Orion Office REIT, Inc.	18,322
7,463	Paramount Group, Inc.	35,002
2,989	Park Hotels & Resorts, Inc.	52,278
2,889	Pebblebrook Hotel Trust	44,520
1,052	Phillips Edison & Co., Inc.	37,735
4,997	Piedmont Office Realty Trust, Inc. - Class A	35,129
462	Plymouth Industrial REIT, Inc.	10,395
1,113	Postal Realty Trust, Inc. - Class A	15,938
2,811	Ready Capital Corp. (b)	25,664
1,479	Regency Centers Corp.	89,568
1,973	Retail Opportunity Investments Corp.	25,294
361	Rexford Industrial Realty, Inc. (b)	18,158
8,954	Rithm Capital Corp. (b)	99,927
3,098	RLJ Lodging Trust	36,618
471	Ryman Hospitality Properties, Inc.	54,452
2,930	Sabra Health Care REIT, Inc.	43,276
8,877	Service Properties Trust	60,186
3,318	SITE Centers Corp.	48,609
439	SL Green Realty Corp. (b)	24,202
836	STAG Industrial, Inc. (b)	32,136
3,266	Starwood Property Trust, Inc. (b)	66,398
5,458	Summit Hotel Properties, Inc.	35,532
3,469	Sunstone Hotel Investors, Inc. (b)	38,645
2,074	Tanger, Inc. (b)	61,245
3,497	Uniti Group, Inc. (b)	20,632
1,406	Urban Edge Properties (b)	24,282
1,260	Veris Residential, Inc.	19,165
2,380	Vornado Realty Trust (b)	68,473
3,895	Whitestone REIT	48,882
3,015	Xenia Hotels & Resorts, Inc. (b)	45,255

		3,538,056

	Total Real Estate Investment Trusts (Cost $3,766,128)	3,538,056

See notes to financial statements.

GuideMark Small/Mid Cap Core Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	INVESTMENT COMPANIES - 3.2%
	International Equity Funds - 3.2%
18,763	Vanguard Extended Market ETF (b)	$3,288,591

	Total Investment Companies (Cost $2,280,742)	3,288,591

Units
	SHORT-TERM INVESTMENTS - 24.3%
	Investments Purchased with Proceeds from Securities Lending - 23.9%
24,606,320	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (e)	24,606,320

Shares
	Money Market Funds - 0.4%
441,513	JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (e)	441,513

	Total Short-Term Investments (Cost $25,047,833)	25,047,833

	Total Investments - 123.8% (Cost $89,635,006)	127,431,299
	Liabilities in Excess of Other Assets - (23.8)%	(24,464,839)

	TOTAL NET ASSETS - 100.0%	$102,966,460

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AMBAC American Municipal Bond Assurance Corporation

NV	-	Naamloze Vennootschap
PLC	-	Public Limited Company
SA	-	Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $24,108,893 which represented 23.4% of net assets.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $7,246 or 0.0% of net assets as of March 31, 2024.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of March 31, 2024.

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	COMMON STOCKS - 95.2%
	Australia - 5.0%
1,541	Ampol Ltd.	$39,974
9,006	ANZ Group Holdings Ltd.	172,610
1,362	Aristocrat Leisure, Ltd.	38,137
11,750	Aurizon Holdings Ltd.	30,638
19,601	BHP Billiton, Ltd.	566,741
30,278	BlueScope Steel, Ltd.	470,916
10,465	Brambles Ltd.	110,135
5,973	CAR Group Ltd.	140,400
1,711	Cochlear, Ltd.	376,301
27,425	Coles Group, Ltd.	302,750
4,886	Commonwealth Bank of Australia	383,254
153	CSL, Ltd.	28,707
7,418	Endeavour Group, Ltd.	26,634
9,558	Fortescue Ltd.	159,953
19,721	IDP Education Ltd.	230,205
17,009	Insurance Australia Group, Ltd.	70,950
102,440	Lottery Corp. Ltd.	343,542
513	Macquarie Group, Ltd.	66,730
35,223	Medibank Private, Ltd.	86,301
11,104	National Australia Bank, Ltd.	251,417
7,107	Northern Star Resources Ltd.	67,058
68,891	Pilbara Minerals Ltd.	171,914
4,790	QBE Insurance Group, Ltd.	56,621
1,279	REA Group, Ltd.	154,539
5,085	Reece Ltd.	93,105
1,513	Rio Tinto, Ltd.	120,079
11,833	Santos, Ltd.	59,909
5,358	Seven Group Holdings Ltd.	142,381
4,939	Suncorp Group, Ltd.	52,718
4,575	Telstra Group Ltd.	11,508
3,984	Washington H Soul Pattinson & Co. Ltd.	87,220
7,597	Wesfarmers, Ltd.	338,634
10,231	Westpac Banking Corp.	174,010
2,028	WiseTech Global Ltd.	124,038
13,689	Woolworths, Ltd.	295,901

		5,845,930

	Austria - 0.4%
3,307	Erste Group Bank AG	147,386
11,627	voestalpine AG	326,174

		473,560

	Belgium - 0.7%
4,191	Ageas SA	194,151
3,040	Anheuser-Busch InBev SA	185,058
1,165	Groupe Bruxelles Lambert NV	88,072
875	KBC Group NV	65,601
9	Lotus Bakeries NV	86,902
801	Syensqo SA (a)	75,899
873	UCB SA	107,769

		803,452

	Canada - 9.5%
323	Agnico Eagle Mines Ltd.	19,260
5,917	Alimentation Couche-Tard, Inc.	337,709
1,496	AltaGas, Ltd.	33,044
19,543	ARC Resources Ltd.	348,428
1,729	Bank of Montreal	168,809
1,961	Brookfield Asset Management Ltd. - Class A	82,375
611	Brookfield Corp.	25,567
1,596	BRP, Inc.	107,162

Shares		Value
	Canada (Continued)
3,835	Cameco Corp.	$166,022
1,250	Canadian Imperial Bank of Commerce	63,370
231	Canadian National Railway Co.	30,418
5,991	Canadian Natural Resources, Ltd.	457,015
240	Canadian Pacific Kansas City Ltd.	21,161
616	Canadian Tire Corp. Ltd. - Class A	61,439
28,169	Cenovus Energy, Inc.	563,151
2,862	CGI, Inc. (a)	315,749
289	Constellation Software, Inc.	789,413
719	Descartes Systems Group, Inc. (a)	65,767
5,138	Dollarama, Inc.	391,414
16,209	Empire Co. Ltd.	395,846
2,452	Enbridge, Inc.	88,609
374	Fairfax Financial Holdings Ltd.	403,143
625	FirstService Corp.	103,471
2,699	George Weston, Ltd.	364,655
5,299	Great-West Lifeco, Inc.	169,468
774	Hydro One, Ltd. (b)	22,571
2,033	iA Financial Corp., Inc.	126,298
4,275	Imperial Oil, Ltd.	294,868
5,664	Kinross Gold Corp.	34,748
5,094	Loblaw Cos. Ltd.	564,475
3,814	Lundin Mining Corp.	39,026
12,076	Manulife Financial Corp.	301,599
1,301	MEG Energy Corp. (a)	29,871
1,993	Metro, Inc.	106,996
517	National Bank of Canada	43,534
3,503	Nutrien Ltd.	190,311
758	Onex Corp.	56,782
696	Open Text Corp.	27,007
6,225	Parkland Corp. (a)	198,255
4,813	Power Corp. of Canada	134,951
1,037	Quebecor, Inc. - Class B	22,730
1,391	Restaurant Brands International, Inc.	110,465
6,014	Royal Bank of Canada	606,572
5,107	Saputo, Inc.	100,477
2,602	Shopify, Inc. - Class A (a)	200,737
2,009	Stantec, Inc.	166,795
1,085	Sun Life Financial, Inc.	59,202
13,180	Suncor Energy, Inc.	486,411
759	TFI International, Inc.	121,032
3,384	The Bank of Nova Scotia	175,052
7,554	The Toronto-Dominion Bank	455,900
1,098	Thomson Reuters Corp.	170,875
3,461	TMX Group, Ltd.	91,293
1,299	Tourmaline Oil Corp.	60,733
531	West Fraser Timber Co. Ltd.	45,850
3,022	WSP Global, Inc.	503,670

		11,121,551

	Denmark - 3.3%
32	AP Moller - Maersk AS - Class A	41,002
31	AP Moller - Maersk AS - Class B	40,419
2,847	Danske Bank AS	85,457
1,447	Demant AS (a)	71,921
154	DSV AS	25,034
273	Genmab AS (a)	81,853
22,041	Novo Nordisk AS	2,827,274
3,007	Pandora AS	485,348
591	ROCKWOOL AS - Class B	194,454

		3,852,762

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Finland - 0.3%
24,319	Nokia OYJ	$86,286
7,038	Orion OYJ - Class B	262,356

		348,642

	France - 10.4%
1,553	Accor SA	72,504
1,255	Air Liquide SA	261,102
1,225	Airbus SE	225,681
886	Arkema SA	93,278
12,537	AXA SA	470,838
1,596	BioMerieux	176,029
4,901	BNP Paribas SA	348,927
15,278	Bollore SE	102,075
1,814	Bouygues SA	74,057
826	Bureau Veritas SA	25,221
718	Capgemini SE	165,220
18,033	Carrefour SA	309,345
6,196	Cie de Saint-Gobain SA	480,896
22,232	Credit Agricole SA	331,656
2,291	Danone SA	148,102
809	Dassault Aviation SA	178,118
1,454	Dassault Systemes SE	64,365
397	Edenred SE	21,198
3,602	Eiffage SA	408,800
9,820	Engie SA	164,558
620	EssilorLuxottica SA	140,252
4,440	Eurazeo SE	389,055
274	Hermes International SCA	700,286
4,309	Ipsen SA	512,757
296	Kering SA	117,241
11,463	La Francaise des Jeux SAEM (b)	467,207
1,643	L’Oreal SA	778,081
1,503	LVMH Moet Hennessy Louis Vuitton SE	1,352,399
12,084	Orange SA	142,108
1,978	Publicis Groupe SA	215,643
5,909	Rexel SA	159,619
1,214	Safran SA	274,938
5,846	Sanofi SA	568,727
878	Schneider Electric SE	198,496
2,694	SEB SA	344,679
5,276	Societe Generale SA	141,360
251	Sodexo SA	21,517
483	Thales SA	82,342
14,775	TotalEnergies SE	1,016,367
2,687	Vinci SA	344,820
14,589	Worldline SA (a)(b)	180,489

		12,270,353

	Germany - 8.1%
1,947	adidas AG	435,017
1,278	Allianz SE	383,040
2,284	BASF SE	130,517
4,590	Bayer AG	140,567
3,353	Bayerische Motoren Werke AG	386,867
2,689	Bechtle AG	142,126
897	Beiersdorf AG	130,601
682	Carl Zeiss Meditec AG	85,131
11,805	Commerzbank AG	162,251
31,754	Deutsche Bank AG	500,135
782	Deutsche Boerse AG	160,146

Shares		Value
	Germany (Continued)
38,688	Deutsche Lufthansa AG (a)	$304,062
11,721	Deutsche Post AG	505,146
20,409	Deutsche Telekom AG	495,420
12,479	E.ON SE	173,732
7,795	Fresenius Medical Care AG	299,521
5,245	Fresenius SE & Co. KGaA	141,441
773	Hannover Rueck SE	211,669
2,972	Heidelberg Materials AG	327,163
2,061	Infineon Technologies AG	70,086
1,861	Knorr-Bremse AG	140,757
5,744	Mercedes-Benz Group AG	457,436
716	Merck KGaA	126,257
555	Muenchener Rueckversicherungs-Gesellschaft AG	270,919
4,753	Nemetschek SE	470,468
4,013	Puma SE	181,614
466	Rational AG	401,505
584	Rheinmetall AG	328,455
4,441	SAP SE	864,750
449	Scout24 SE (b)	33,827
2,063	Siemens AG	393,908
9,810	Siemens Energy AG (a)	180,051
2,766	Talanx AG	219,115
8,891	Zalando SE (a)(b)	254,241

		9,507,941

	Hong Kong - 1.3%
2,053	AIA Group, Ltd.	13,810
41,610	BOC Hong Kong Holdings, Ltd.	111,568
47,360	CK Hutchison Holdings, Ltd.	227,927
4,480	Hong Kong Exchange & Clearing, Ltd.	130,539
6,802	Jardine Matheson Holdings, Ltd.	253,725
112,689	SITC International Holdings Co. Ltd.	206,025
3,025	Swire Pacific, Ltd. - Class A	24,903
10,078	Techtronic Industries Co. Ltd.	136,939
585,065	WH Group, Ltd. (b)	386,190

		1,491,626

	Ireland - 0.6%
15,929	AIB Group PLC	80,863
3,608	Bank of Ireland Group PLC	36,820
2,237	CRH Plc	193,075
1,985	DCC PLC	144,421
248	Flutter Entertainment PLC (a)	49,435
5,438	James Hardie Industries PLC (a)	218,571
213	Kingspan Group PLC	19,399
206	Kingspan Group PLC	18,737

		761,321

	Israel - 1.1%
324	Azrieli Group, Ltd.	23,379
2,155	Bank Leumi Le-Israel BM	17,914
842	Check Point Software Technologies, Ltd. (a)	138,096
320	CyberArk Software, Ltd. (a)(c)	85,002
335	Elbit Systems Ltd.	69,965
1,722	Global-e Online Ltd. (a)	62,595
8,906	ICL Group Ltd.	47,200
1,044	Mizrahi Tefahot Bank, Ltd.	39,139
432	Monday.com Ltd. (a)(c)	97,576
30,496	Teva Pharmaceutical Industries Ltd. - ADR (a)	430,298
1,469	Wix.com, Ltd. (a)	201,958

		1,213,122

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Italy - 2.5%
12,098	Assicurazioni Generali SpA	$306,243
9,057	Banco BPM SpA	60,259
21,901	Enel SpA	144,580
24,355	Eni SpA	385,639
6,120	FinecoBank Banca Fineco SpA	91,658
52,897	Intesa Sanpaolo SpA	192,045
15,763	Leonardo SpA	396,025
7,991	Mediobanca Banca di Credito Finanziario SpA	119,078
5,603	Moncler SpA	418,102
19,325	Poste Italiane SpA (b)	242,031
4,534	Prysmian SpA	236,467
9,915	UniCredit SpA	376,566

		2,968,693

	Japan - 21.8%
11,498	Advantest Corp.	510,774
2,376	Aeon Co. Ltd.	56,363
5,873	Aisin Corp.	239,987
4,923	Ajinomoto Co., Inc.	183,843
3,487	ANA Holdings, Inc.	72,876
4,238	Asahi Group Holdings, Ltd.	155,619
2,934	Asahi Intecc Co., Ltd.	51,403
12,398	Astellas Pharma, Inc.	133,189
1,880	AZBIL Corp.	52,012
4,568	Bandai Namco Holdings, Inc.	84,760
2,016	Bridgestone Corp.	89,349
8,558	Brother Industries, Ltd.	158,719
4,684	Canon, Inc.	139,560
14,884	Capcom Co. Ltd.	278,838
3,733	Chubu Electric Power Co., Inc.	48,813
5,031	Chugai Pharmaceutical Co. Ltd.	192,262
8,680	Concordia Financial Group Ltd.	43,627
5,669	Dai-ichi Life Holdings, Inc.	144,585
6,946	Daiichi Sankyo Co. Ltd.	221,014
347	Daikin Industries, Ltd.	47,380
707	Daito Trust Construction Co. Ltd.	80,656
2,333	Daiwa House Industry Co. Ltd.	69,443
11,172	Daiwa Securities Group, Inc.	85,000
3,664	Denso Corp.	70,172
756	Dentsu Group, Inc.	20,992
975	Disco Corp.	356,395
4,433	Don Quijote Co., Ltd.	117,482
5,456	Eisai Co. Ltd.	224,726
53,865	ENEOS Holdings, Inc.	259,514
905	Fast Retailing Co. Ltd.	280,393
3,069	FUJIFILM Holdings Corp.	68,913
10,090	Fujitsu, Ltd.	161,480
556	Hamamatsu Photonics KK	19,603
193	Hikari Tsushin, Inc.	36,298
4,390	Hitachi, Ltd.	401,160
28,848	Honda Motor Co. Ltd.	356,956
402	Hoshizaki Corp.	14,668
3,432	Hoya Corp.	429,243
5,458	Hulic Co., Ltd.	56,056
33,965	Idemitsu Kosan Co. Ltd.	232,869
25,028	Inpex Corp.	380,455
4,320	Isuzu Motors Ltd.	58,395
9,080	ITOCHU Corp.	390,073
11,063	Japan Airlines Co. Ltd.	210,061
3,569	Japan Exchange Group, Inc.	96,668

Shares		Value
	Japan (Continued)
8,875	Japan Post Bank Co. Ltd.	$95,365
27,921	Japan Post Holdings Co. Ltd.	281,308
17,610	Japan Post Insurance Co. Ltd.	336,618
9,060	Japan Tobacco, Inc.	241,557
14,429	JFE Holdings, Inc.	239,141
5,814	Kajima Corp.	119,330
18,892	Kansai Electric Power Co., Inc.	269,566
1,400	Kao Corp.	52,316
16,944	Kawasaki Kisen Kaisha Ltd.	227,848
3,371	KDDI Corp.	99,669
2,301	Keisei Electric Railway Co. Ltd.	93,570
278	Keyence Corp.	129,065
2,890	Kikkoman Corp.	37,092
4,431	Kintetsu Group Holdings Co. Ltd.	129,061
3,453	Kirin Holdings Co. Ltd.	48,019
5,943	Koito Manufacturing Co., Ltd.	80,110
1,988	Komatsu, Ltd.	58,827
266	Lasertec Corp.	75,818
18,684	Marubeni Corp.	323,600
11,386	MatsukiyoCocokara & Co.	182,824
25,078	Mazda Motor Corp.	290,644
1,805	McDonald’s Holdings Co. Japan Ltd.	81,166
11,446	MISUMI Group, Inc.	159,454
26,015	Mitsubishi Chemical Group Corp.	158,543
26,279	Mitsubishi Corp.	607,340
6,630	Mitsubishi Electric Corp.	110,979
34,742	Mitsubishi HC Capital, Inc.	242,313
10,160	Mitsubishi Heavy Industries, Ltd.	92,084
44,033	Mitsubishi UFJ Financial Group, Inc.	447,996
10,980	Mitsui & Co. Ltd.	513,332
950	Mitsui Chemicals, Inc.	27,869
2,739	Mitsui Fudosan Co., Ltd.	29,531
4,940	Mitsui OSK Lines Ltd.	150,703
18,464	Mizuho Financial Group, Inc.	365,131
30,251	MonotaRO Co. Ltd.	364,130
4,725	MS & AD Insurance Group Holdings, Inc.	83,432
1,282	NEC Corp.	93,593
3,613	Nintendo Co. Ltd.	197,142
4,436	NIPPON EXPRESS HOLDINGS INC	226,436
2,109	Nippon Sanso Holdings Corp.	66,171
10,586	Nippon Steel Corp.	254,747
321,026	Nippon Telegraph & Telephone Corp.	382,375
14,153	Nippon Yusen KK	388,558
976	Nissan Chemical Industries, Ltd.	36,967
3,612	Nissin Foods Holdings Co. Ltd.	99,576
803	Nitori Holdings Co. Ltd.	121,696
246	Nitto Denko Corp.	22,495
1,127	Nomura Real Estate Holdings, Inc.	31,839
17,022	Obayashi Corp.	202,399
2,214	Odakyu Electric Railway Co., Ltd.	30,520
14,813	Olympus Corp.	213,282
1,468	OMRON Corp.	52,565
6,737	Ono Pharmaceutical Co. Ltd.	110,385
1,607	Oracle Corp.	120,848
2,982	Oriental Land Co., Ltd.	95,531
7,117	ORIX Corp.	155,661
3,618	Osaka Gas Co. Ltd.	81,391
1,750	Otsuka Corp.	37,132
3,154	Otsuka Holdings Co. Ltd.	131,012
20,055	Panasonic Holdings Corp.	191,400

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Japan (Continued)
13,538	Recruit Holdings Co. Ltd.	$594,410
4,716	Renesas Electronics Corp.	84,042
14,631	Resona Holdings, Inc.	90,192
26,010	Ricoh Co. Ltd.	231,096
561	SCREEN Holdings Co Ltd.	72,736
2,384	SCSK Corp.	44,313
436	Secom Co. Ltd.	31,633
3,298	Seiko Epson Corp.	57,690
3,875	Sekisui House Ltd.	88,263
17,235	Seven & i Holdings Co. Ltd.	251,215
12,330	Shimizu Corp.	79,624
4,061	Shin-Etsu Chemical Co. Ltd.	178,123
11,393	Shiseido Co. Ltd.	312,629
6,316	Shizuoka Financial Group, Inc.	60,100
9,561	SoftBank Corp.	123,097
4,404	Sompo Holdings, Inc.	92,308
1,109	Sony Group Corp.	95,098
2,410	Square Enix Holdings Co. Ltd.	92,944
15,388	Subaru Corp.	348,505
9,738	Sumitomo Corp.	234,568
13,443	Sumitomo Electric Industries Ltd.	208,304
7,969	Sumitomo Mitsui Financial Group, Inc.	465,969
4,119	Sumitomo Mitsui Trust Holdings, Inc.	88,750
1,015	Sumitomo Realty & Development Co., Ltd.	37,818
611	Suntory Beverage & Food Ltd.	20,667
3,488	Suzuki Motor Corp.	39,823
9,828	Sysmex Corp.	175,380
2,732	T&D Holdings, Inc.	47,494
1,209	Taisei Corp.	44,067
4,011	Takeda Pharmaceutical Co. Ltd.	111,562
1,382	TDK Corp.	67,867
2,406	TIS, Inc.	51,623
8,800	Tokio Marine Holdings, Inc.	275,847
5,440	Tokyo Electric Power Co. Holdings, Inc. (a)	33,065
2,516	Tokyo Electron, Ltd.	655,290
11,827	Tokyo Gas Co. Ltd.	268,861
3,172	TOPPAN Holdings, Inc.	79,513
6,682	Toray Industries, Inc.	32,086
746	Toyota Industries Corp.	78,055
21,920	Toyota Motor Corp.	554,027
3,681	Toyota Tsusho Corp.	252,777
2,874	Trend Micro, Inc.	145,961
842	Unicharm Corp.	26,806
5,026	Yakult Honsha Co. Ltd.	102,724
5,606	Yamaha Motor Co. Ltd.	51,640
844	Yaskawa Electric Corp.	35,933
2,135	Yokogawa Electric Corp.	49,168
8,961	Zensho Holdings Co. Ltd.	372,643
17,463	ZOZO, Inc.	433,429

		25,541,451

	Jersey - 0.1%
31,786	Glencore PLC	174,427

	Jordan - 0.1%
4,111	Hikma Pharmaceuticals PLC	99,449

	Luxembourg - 0.1%
425	Eurofins Scientific SE (a)	27,073
5,727	Tenaris SA	113,230

		140,303

Shares		Value
	Netherlands - 4.7%
10,389	ABN AMRO Bank NV (b)	$177,780
16	Adyen NV (a)(b)	27,026
5,133	Aegon Ltd.	31,316
15,970	ArcelorMittal SA	438,971
189	ASM International NV	115,744
1,826	ASML Holding NV	1,770,243
1,020	BE Semiconductor Industries NV	156,243
3,302	EXOR NV	367,469
518	Ferrari NV	225,867
668	Heineken Holding NV	53,910
11,801	ING Groep NV	194,284
1,215	JDE Peet’s NV	25,521
16,450	Koninklijke Ahold Delhaize NV	492,215
2,637	Koninklijke Philips NV (a)	52,777
4,762	Randstad Holding NV	251,461
18,849	Stellantis NV	535,484
3,906	STMicroelectronics NV	168,108
2,780	Universal Music Group NV	83,540
2,409	Wolters Kluwer NV	377,226

		5,545,185

	New Zealand - 0.3%
12,639	Fisher & Paykel Healthcare Corp. Ltd.	193,638
7,645	Spark New Zealand, Ltd.	21,764
1,856	Xero Ltd. (a)	161,155

		376,557

	Norway - 0.7%
1,872	Aker BP ASA	46,953
3,775	DNB Bank ASA	75,038
10,682	Equinor ASA	286,431
4,653	Gjensidige Forsikring ASA	67,536
2,608	Kongsberg Gruppen ASA	180,077
12,641	Orkla ASA	89,280
1,656	Salmar ASA	109,293
2,447	Telenor ASA	27,216

		881,824

	Portugal - 0.3%
7,146	Galp Energia SGPS SA	118,141
13,504	Jeronimo Martins SGPS SA	267,924

		386,065

	Singapore - 1.5%
7,071	DBS Group Holdings, Ltd.	188,710
11,790	Jardine Cycle & Carriage, Ltd.	211,095
32,790	Keppel Corp. Ltd.	178,182
19,839	Oversea-Chinese Banking Corp. Ltd.	198,229
552,950	Seatrium Ltd. (a)	32,317
30,965	Sembcorp Industries Ltd.	123,787
33,509	Singapore Airlines Ltd.	158,816
26,601	Singapore Exchange, Ltd.	181,534
5,346	United Overseas Bank, Ltd.	116,222
126,928	Wilmar International Ltd.	322,413

		1,711,305

	Spain - 2.5%
8,391	ACS, Actividades de Construccion y Servicios SA	351,403
133	Aena SME SA (b)	26,195
758	Amadeus IT Holdings SA	48,661
45,232	Banco Bilbao Vizcaya Argentaria SA	538,647
108,430	Banco Santander SA	529,621

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Spain (Continued)
2,519	Iberdrola SA	$31,287
15,566	Industria de Diseno Textil SA	783,848
18,774	Repsol SA	313,362
67,751	Telefonica SA	299,206

		2,922,230

	Sweden - 2.0%
1,962	Assa Abloy AB - Class B	56,306
14,765	Atlas Copco AB - Class A	249,360
11,710	Atlas Copco AB - Class B	172,956
2,120	EPIROC AB (a)	39,798
2,900	EPIROC AB - Class B (a)	49,111
2,194	Essity AB - Class B	52,117
767	Evolution AB (b)	95,264
30,060	H & M Hennes & Mauritz AB - Class B	490,161
599	Indutrade AB	16,315
4,636	Investor AB (a)	116,337
155	Saab AB - Class B	13,788
5,280	Skandinaviska Enskilda Banken AB - Class A	71,531
3,049	Svenska Handelsbanken AB - Class A	30,825
4,188	Swedbank AB - Class A	83,122
3,749	Swedish Orphan Biovitrum AB (a)	93,575
34,143	Telefonaktiebolaget LM Ericsson - Class B	183,627
3,991	Volvo AB - Class A	109,899
6,262	Volvo AB - Class B (c)	169,709
73,789	Volvo Car AB - Class B (a)	279,364

		2,373,165

	Switzerland - 6.7%
4,065	ABB, Ltd.	188,577
142	Baloise Holding AG	22,266
1,104	Banque Cantonale Vaudoise (a)	128,435
712	BKW AG	109,410
1,043	Cie Financiere Richemont SA	158,787
2,925	Coca-Cola HBC AG	92,431
153	EMS-Chemie Holding AG	117,262
382	Geberit AG	225,756
19	Givaudan SA	84,583
310	Helvetia Holding AG	42,740
3,161	Holcim AG	286,376
1,088	Kuehne & Nagel International AG	302,702
2,971	Logitech International SA	266,229
12,134	Nestle SA	1,289,237
10,890	Novartis AG	1,054,788
260	Partners Group Holding AG	371,406
437	Roche Holding AG	117,843
3,616	Roche Holding AG - Non-Voting Shares	923,234
3,911	Sandoz Group AG (a)	118,057
2,900	SGS SA (c)	281,539
356	Sonova Holding AG	103,095
991	Straumann Holding AG	158,122
145	Swiss Life Holding AG	101,702
1,183	Swiss Re AG	152,175
188	The Swatch Group AG - Group I	43,857
366	The Swatch Group AG - Group N	16,596
20,087	UBS Group AG	618,498
487	VAT Group AG (b)	251,581
407	Zurich Insurance Group AG	219,867

		7,847,151

Shares		Value
	United Kingdom - 11.2%
13,793	3i Group PLC	$489,063
9,072	Admiral Group PLC	325,119
2,905	Associated British Foods PLC	91,655
8,426	AstraZeneca PLC	1,131,979
54,377	Auto Trader Group PLC (b)	480,198
22,094	BAE Systems PLC	376,601
106,472	Barclays PLC	246,764
8,638	Barratt Developments PLC	51,846
1,860	Berkeley Group Holdings PLC	111,749
108,546	BP PLC	680,955
10,175	British American Tobacco PLC	308,822
3,422	Bunzl PLC	131,670
16,292	Burberry Group PLC	249,208
156,099	Centrica PLC	251,641
1,761	Coca-Cola Europacific Partners PLC (c)	123,182
6,855	Compass Group PLC	201,075
3,890	Diageo PLC	143,938
1,543	Entain PLC	15,484
21,282	GSK PLC	456,932
8,476	Haleon PLC	35,521
31,796	Hargreaves Lansdown PLC	295,100
85,531	HSBC Holdings PLC	668,580
8,302	Imperial Brands PLC	185,588
6,323	Informa PLC	66,341
1,440	InterContinental Hotels Group PLC	149,633
66,348	J Sainsbury PLC	226,541
185,307	JD Sports Fashion PLC	314,809
55,117	Kingfisher PLC	173,468
74,146	Legal & General Group PLC	238,207
189,068	Lloyds Banking Group PLC	123,650
1,156	London Stock Exchange Group PLC	138,320
16,299	Melrose Industries PLC	138,393
43,379	NatWest Group PLC	145,291
4,029	Next PLC	469,638
1,587	Reckitt Benckiser Group PLC	90,467
11,435	RELX PLC	493,139
1,256	Rio Tinto PLC	79,410
52,481	Rolls-Royce Holdings PLC (a)	282,367
29,709	Shell PLC	985,728
6,681	Smith & Nephew PLC	83,639
26,238	St James’s Place PLC	153,930
21,287	Standard Chartered PLC	180,465
89,024	Tesco PLC	333,437
29,375	The Sage Group PLC	469,472
2,719	Unilever PLC	136,499
421,939	Vodafone Group PLC	374,228
1,883	Whitbread PLC	78,724
12,282	Wise PLC - Class A (a)	143,569

		13,122,035

	United States - 0.0% (d)
477	RB Global, Inc.	36,331

	Total Common Stocks (Cost $76,953,604)	111,816,431

	INVESTMENT COMPANIES - 3.0%
	Canada - 0.3%
8,013	iShares MSCI Canada ETF	306,738

	Japan - 2.7%
40,730	iShares MSCI EAFE ETF (c)	3,252,698

	Total Investment Companies (Cost $3,329,674)	3,559,436

See notes to financial statements.

GuideMark World ex-US Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	PREFERRED STOCKS - 0.3%
	Germany - 0.3%
3,083	Bayerische Motoren Werke AG, 0.00%,	$330,815
523	Henkel AG & Co. KGaA, 0.00%,	42,037

		372,852

	Total Preferred Stocks (Cost $262,380)	372,852

Contracts
	WARRANTS - 0.0% (d)
	Canada - 0.0% (d)
282	Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(e)	0

	Total Warrants (Cost $0)	0

Units
	SHORT-TERM INVESTMENTS - 4.0%
	Investments Purchased with Proceeds from Securities Lending - 3.4%
3,939,591	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (f)	3,939,591

Shares
	Money Market Funds - 0.6%
736,612	JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (f)	736,612

	Total Short-Term Investments (Cost $4,676,203)	4,676,203

	Total Investments - 102.5% (Cost $85,221,861)	120,424,922
	Liabilities in Excess of Other Assets - (2.5)%	(2,976,843)

	TOTAL NET ASSETS - 100.0%	$117,448,079

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Schedule of Investments is classified using the U.S. Securities and Exchange Commission’s Standard Industrial Classification (SIC) Code List.

ADR	-	American Depositary Receipt
AG	-	Aktiengesellschaft
ASA	-	Advanced Subscription Agreement
NV	-	Naamloze Vennootschap
PLC	-	Public Limited Company
SA	-	Sociedad Anónima
(a)	Non-income producing security.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $2,644,600 or 2.3% of the Fund’s net assets.
(c)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $3,823,670 which represented 3.3% of net assets.
(d)	Represents less than 0.05% of net assets.
(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2024.
(f)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Sector Classification as of March 31, 2024

(% of Net Assets)

Financials	$21,854,482	18.7%
Industrials	19,861,558	16.4
Consumer Discretionary	16,601,597	14.3
Health Care	12,984,820	11.2
Consumer Staples	10,803,000	9.4
Information Technology	10,635,728	9.1
Energy	7,612,890	6.5
Materials	5,756,006	5.0
Communication Services	3,865,800	3.2
Utilities	1,756,306	1.3
Real Estate	457,096	0.4
Investment Companies	3,559,436	3.0
Investments Purchased with Proceeds from Securities Lending	3,939,591	3.4
Money Market Funds	736,612	0.6
Liabilities in Excess of Other Assets	(2,976,843)	(2.5)

	117,448,079	100.0%

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Par		Value
	MORTGAGE-BACKED SECURITIES - 39.2%
	Federal Home Loan Mortgage Corp.
17,765	Pool 780447, 5.16% (1 yr. CMT Rate + 2.25%), 04/01/2033	$18,091
42	Pool A43129, 5.50%, 02/01/2036	43
133	Pool G13624, 5.00%, 08/01/2024	133
176,629	Pool Q49389, 3.50%, 07/01/2047	161,496
156,301	Pool Q52093, 3.50%, 11/01/2047	142,910
1,756,171	Pool QC8858, 2.50%, 10/01/2051	1,475,388
2,419,963	Pool QD4104, 2.00%, 01/01/2052	1,924,963
143,864	Pool QE0827, 2.00%, 04/01/2052	114,205
1,602,854	Pool SD8123, 3.00%, 01/01/2051	1,387,463
1,037,899	Pool SD8246, 5.00%, 09/01/2052	1,014,721
101,959	Pool U90688, 4.00%, 05/01/2042	97,108
38,770	Series 2329, Class ZA, 6.50%, 06/15/2031	39,008
21,790	Series 2338, Class ZC, 6.50%, 07/15/2031	22,380
24,971	Series 3883, Class PB, 3.00%, 05/15/2041	23,435
10,939	Series 4216, Class KQ, 1.70%, 10/15/2039	10,774
96,462	Series 4961, Class JB, 2.50%, 12/15/2042	87,061
338,769	Series 5170, Class DP, 2.00%, 07/25/2050	286,054
82,000	Series K068, Class A2, 3.24%, 08/25/2027 (Callable 10/25/2027)	78,455
708,690	Series K104, Class X1, 1.12%, 01/25/2030 (Callable 04/25/2030) (a)(b)	36,303
332,398	Series K110, Class X1, 1.70%, 04/25/2030 (Callable 04/25/2030) (a)(b)	25,944
1,316,251	Series K111, Class X1, 1.57%, 05/25/2030 (Callable 05/25/2030) (a)(b)	99,803
928,462	Series K114, Class X1, 1.12%, 06/25/2030 (Callable 03/25/2030) (a)(b)	51,642
297,048	Series K122, Class X1, 0.88%, 11/25/2030 (Callable 08/25/2030) (a)(b)	13,453
	Federal National Mortgage Association
3,300,000	1.50%, 04/15/2036	2,860,637
10,500,000	6.00%, 04/15/2041	10,603,020
4,500,000	6.00%, 05/15/2041	4,542,921
50,000	2.50%, 09/25/2049	41,389
1,150,000	2.00%, 09/25/2050	911,284
363,668	Pool 310229, 3.50%, 08/01/2043	337,152
2,097	Pool 357850, 5.50%, 07/01/2035	2,143
327	Pool 544859, 4.82% (Enterprise 11th District COFI Replacement Index + 1.70%), 08/01/2029	323
1,114	Pool 727181, 5.00%, 08/01/2033	1,121
549	Pool 730727, 5.00%, 08/01/2033	553
174	Pool 741862, 5.50%, 09/01/2033	177
204	Pool 766197, 5.50%, 02/01/2034	208
2,208	Pool 775776, 5.50%, 05/01/2034	2,256
48	Pool 776974, 5.50%, 04/01/2034	49
1,508	Pool 781629, 5.50%, 12/01/2034	1,541
28,287	Pool 786848, 7.00%, 10/01/2031	29,182
71,721	Pool 802783, 5.86% (Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year + 1.61%), 10/01/2034	71,549
1,402	Pool 820242, 5.00%, 07/01/2035	1,411
1,427	Pool 822815, 5.50%, 04/01/2035	1,454
215	Pool 838452, 5.50%, 09/01/2035	216
1,552	Pool 865854, 6.00%, 03/01/2036	1,609
28,265	Pool 888504, 5.01% (1 yr. CMT Rate + 2.01%), 04/01/2034	28,588
2,225	Pool 891474, 6.00%, 04/01/2036	2,295
25	Pool 899119, 5.50%, 04/01/2037	25

Par		Value
	MORTGAGE-BACKED SECURITIES (Continued)
946	Pool 906000, 6.00%, 01/01/2037	$980
23	Pool 928062, 5.50%, 02/01/2037	23
44	Pool 964930, 5.50%, 08/01/2038	45
19	Pool 968371, 5.50%, 09/01/2038	20
59	Pool 970131, 5.50%, 03/01/2038	60
36	Pool 985108, 5.50%, 07/01/2038	36
22	Pool 987032, 5.50%, 08/01/2038	23
14	Pool 993050, 5.50%, 12/01/2038	14
6,072	Pool 993579, 4.00%, 05/01/2039	5,737
1,022	Pool AA5840, 4.00%, 06/01/2039	973
22,719	Pool AA8715, 4.00%, 06/01/2039	21,646
3,686	Pool AB1500, 4.00%, 09/01/2040	3,498
6,139	Pool AB3995, 4.00%, 12/01/2041	5,885
15,793	Pool AB5529, 4.00%, 07/01/2042	15,221
52,991	Pool AB6228, 3.50%, 09/01/2042	48,831
61,434	Pool AD0586, 4.50%, 12/01/2039	60,327
50,009	Pool AD1889, 4.50%, 03/01/2041	49,109
136,573	Pool AD4062, 5.00%, 05/01/2040	136,416
120,879	Pool AD6929, 5.00%, 06/01/2040	120,766
3,196	Pool AD9856, 4.00%, 09/01/2040	3,033
3,015	Pool AD9896, 4.00%, 08/01/2040	2,841
1,692	Pool AE2559, 4.00%, 09/01/2040	1,606
592	Pool AE2562, 4.00%, 09/01/2040	562
408	Pool AE2566, 4.00%, 09/01/2040	387
5,130	Pool AE3916, 4.00%, 11/01/2040	4,870
6,577	Pool AE4124, 4.00%, 10/01/2040	6,241
3,839	Pool AE4888, 4.00%, 10/01/2040	3,644
724	Pool AE5147, 4.00%, 11/01/2040	687
8,599	Pool AE8715, 4.00%, 11/01/2040	8,160
1,275	Pool AH0006, 4.00%, 12/01/2040	1,210
4,320	Pool AH0020, 4.00%, 12/01/2040	4,099
5,349	Pool AH0599, 4.00%, 12/01/2040	5,075
1,110	Pool AH0601, 4.00%, 12/01/2040	1,053
4,283	Pool AH1263, 4.00%, 01/01/2041	4,064
1,054	Pool AH4659, 4.00%, 02/01/2041	1,001
20,223	Pool AH5653, 4.00%, 02/01/2041	19,189
3,463	Pool AH6150, 4.00%, 03/01/2041	3,286
6,082	Pool AI0848, 4.00%, 12/01/2041	5,830
18,570	Pool AI8842, 4.50%, 08/01/2041	18,236
6,860	Pool AJ1562, 4.00%, 10/01/2041	6,573
3,212	Pool AJ1972, 4.00%, 10/01/2041	3,060
186,229	Pool AJ2212, 4.50%, 10/01/2041	182,874
3,791	Pool AJ2446, 4.00%, 01/01/2042	3,597
5,944	Pool AJ3330, 4.00%, 11/01/2041	5,698
4,695	Pool AJ4187, 4.00%, 12/01/2041	4,501
5,507	Pool AJ4549, 4.00%, 11/01/2041	5,280
5,327	Pool AJ4698, 4.00%, 11/01/2041	5,107
7,399	Pool AJ4756, 4.00%, 10/01/2041	7,093
10,247	Pool AJ5424, 4.00%, 11/01/2041	9,818
5,710	Pool AJ5736, 4.00%, 12/01/2041	5,466
3,254	Pool AJ5968, 4.00%, 12/01/2041	3,088
5,871	Pool AJ6061, 4.00%, 12/01/2041	5,628
8,411	Pool AJ7538, 4.00%, 01/01/2042	8,063
3,275	Pool AJ7840, 4.00%, 11/01/2041	3,129
5,003	Pool AJ7868, 4.00%, 12/01/2041	4,796
2,590	Pool AJ8001, 4.00%, 01/01/2042	2,457
10,072	Pool AJ8104, 4.00%, 12/01/2041	9,605
8,045	Pool AJ8109, 4.00%, 12/01/2041	7,712
3,646	Pool AJ8171, 4.00%, 12/01/2041	3,484
60,586	Pool AJ8325, 3.00%, 12/01/2026	59,022
8,592	Pool AJ8341, 4.00%, 12/01/2041	8,237

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	MORTGAGE-BACKED SECURITIES (Continued)
6,596	Pool AJ8369, 4.00%, 01/01/2042	$6,323
11,435	Pool AJ8436, 4.00%, 12/01/2041	10,934
4,898	Pool AJ8912, 4.00%, 12/01/2041	4,695
7,503	Pool AJ9162, 4.00%, 01/01/2042	7,193
5,089	Pool AJ9248, 4.00%, 12/01/2041	4,873
37,799	Pool AJ9330, 4.00%, 01/01/2042	36,237
2,084	Pool AJ9779, 4.00%, 01/01/2042	1,997
6,294	Pool AK0170, 4.00%, 01/01/2042	6,033
14,376	Pool AK0543, 4.00%, 01/01/2042	13,781
6,361	Pool AK0563, 4.00%, 01/01/2042	6,098
10,876	Pool AK1827, 4.00%, 01/01/2042	10,426
22,925	Pool AL0187, 5.00%, 05/01/2041	22,903
27,622	Pool AL0215, 4.50%, 04/01/2041	27,124
4,192	Pool AL0456, 5.00%, 06/01/2041	4,188
14,748	Pool AL0815, 4.00%, 09/01/2041	14,109
28,997	Pool AL0934, 5.00%, 02/01/2041	28,969
90,619	Pool AL2752, 5.00%, 03/01/2042	90,450
18,966	Pool AL5233, 4.00%, 01/01/2041	18,030
150,242	Pool AQ9316, 2.50%, 01/01/2043	128,945
169,469	Pool AS5469, 4.00%, 07/01/2045	160,741
29,164	Pool AS5597, 3.50%, 08/01/2045	26,634
119,112	Pool AS7170, 3.50%, 05/01/2046	108,777
110,413	Pool AS7242, 3.50%, 05/01/2046	100,833
85,707	Pool AS7492, 4.00%, 07/01/2046	81,301
151,792	Pool AS8947, 3.50%, 03/01/2047	138,621
126,875	Pool AS9772, 3.50%, 06/01/2037	119,643
392,263	Pool AT2720, 3.00%, 05/01/2043	350,797
242,762	Pool AT5900, 3.00%, 06/01/2043	217,102
149,194	Pool AU1625, 3.50%, 07/01/2043	137,080
235,892	Pool AZ0832, 4.00%, 07/01/2045	223,787
15,168	Pool BC4938, 2.50%, 04/01/2031	14,247
214,244	Pool BC9468, 3.00%, 06/01/2046	189,577
356,693	Pool BN5279, 4.00%, 02/01/2049	335,618
239,022	Pool BT2317, 2.00%, 03/01/2052	189,977
334,071	Pool BT7155, 2.00%, 08/01/2051	265,011
768,968	Pool BV1380, 2.00%, 01/01/2052	610,000
839,112	Pool BV2993, 2.00%, 04/01/2052	667,103
172,843	Pool BV9804, 2.00%, 05/01/2052	137,286
1,203,016	Pool CA0858, 3.50%, 12/01/2047	1,098,617
1,644,668	Pool CB6431, 5.50%, 06/01/2053	1,639,294
1,642,400	Pool CB6870, 5.50%, 08/01/2053	1,637,985
1,766,495	Pool FM7678, 2.50%, 06/01/2051	1,478,429
1,817,011	Pool FM9491, 2.50%, 11/01/2051	1,514,906
415,709	Pool FS1069, 2.00%, 12/01/2051	329,770
1,774,374	Pool FS1108, 2.50%, 09/01/2051	1,479,210
138,278	Pool FS1598, 2.00%, 04/01/2052	109,850
92,326	Pool MA1870, 4.50%, 04/01/2034	91,038
19,439	Pool MA3038, 4.50%, 06/01/2047	18,926
1,900,181	Pool MA4307, 3.00%, 04/01/2051	1,648,304
2,261,961	Pool MA4577, 2.00%, 04/01/2052	1,794,325
1,027,322	Pool MA4761, 5.00%, 09/01/2052	1,004,380
3,518,000	Pool TBA, 4.50%, 04/15/2041	3,353,641
2,000,000	Pool TBA, 4.00%, 04/15/2041	1,854,241
26,027	Series 2012-18, Class GA, 2.00%, 12/25/2041	23,636
14,858	Series 2012-21, Class PQ, 2.00%, 09/25/2041	13,607
23,936	Series 2012-52, Class PA, 3.50%, 05/25/2042	22,601
18,188	Series 2013-77, Class BP, 1.70%, 06/25/2043	17,610
28,473	Series 2015-48, Class QB, 3.00%, 02/25/2043	27,302
38,597	Series 2016-11, Class GA, 2.50%, 03/25/2046	34,862
21,115	Series 2016-38, Class NA, 3.00%, 01/25/2046	19,234
217,000	Series 2017-16, Class PB, 3.00%, 03/25/2047	181,414

Par		Value
	MORTGAGE-BACKED SECURITIES (Continued)
21,135	Series 2017-26, Class CG, 3.50%, 07/25/2044	$20,521
14,747	Series 2017-34, Class JK, 3.00%, 05/25/2047	14,121
25,791	Series 2017-35, Class AH, 3.50%, 04/25/2053	25,161
27,386	Series 2017-49, Class JA, 4.00%, 07/25/2053	26,774
31,373	Series 2017-84, Class KA, 3.50%, 04/25/2053	30,302
54,870	Series 2018-23, Class LA, 3.50%, 04/25/2048	51,009
39,050	Series 2018-70, Class HA, 3.50%, 10/25/2056	37,482
67,267	Series 2019-12, Class HA, 3.50%, 11/25/2057	63,203
70,179	Series 2019-14, Class CA, 3.50%, 04/25/2049	66,181
61,903	Series 2019-45, Class PT, 3.00%, 08/25/2049	55,127
1,364,295	Series 2019-M21, Class X3, 1.16%, 06/25/2034 (a)(b)	86,450
175,087	Series 2020-1, Class AC, 3.50%, 08/25/2058	161,810
515,000	Series 2022-90, Class AY, 4.50%, 12/25/2041	487,572
50,823	Series 415, Class A3, 3.00%, 11/25/2042	46,218
4,405,000	Series Pool #TBA, Pool TBA, 5.50%, 03/25/2053	4,386,890
2,300,000	Government National Mortgage Association 5.00%, 04/15/2041	2,262,431
4,982	Pool 614436, 5.00%, 08/15/2033	5,015
257,793	Pool 723248, 5.00%, 10/15/2039	260,565
10,298	Pool 736686, 5.00%, 02/15/2039	10,400
94,154	Pool 783403, 3.50%, 09/15/2041	87,923
20,279	Pool MA4587, 4.00%, 07/20/2047	19,283
58,741	Pool MA4652, 3.50%, 08/20/2047	54,245
109,477	Pool MA4778, 3.50%, 10/20/2047	100,965
76,924	Pool MA4779, 4.00%, 10/20/2047	72,883
89,276	Pool MA4780, 4.50%, 10/20/2047	87,184
1,269,910	Pool MA7051, 2.00%, 12/20/2050	1,043,531
2,326,622	Pool MA7650, 3.00%, 10/20/2051	2,054,962
1,179,007	Pool MA8199, 3.50%, 08/20/2052	1,074,209
1,497,168	Pool MA9362, 5.50%, 12/20/2053	1,497,491
2,250,000	Pool TBA, 4.00%, 04/15/2042	2,107,818

	Total Mortgage-backed Securities (Cost $70,196,994)	67,679,259

	CORPORATE OBLIGATIONS - 25.9%
	Aerospace & Defense - 0.6%
200,000	BAE Systems PLC, 5.13%, 03/26/2029 (Callable 02/26/2029) (c)	200,823
	Boeing Co.
86,000	5.04%, 05/01/2027 (Callable 03/01/2027)	84,430
35,000	5.15%, 05/01/2030 (Callable 02/01/2030)	33,922
75,000	5.81%, 05/01/2050 (Callable 11/01/2049)	71,296
70,000	5.93%, 05/01/2060 (Callable 11/01/2059)	65,755
	L3Harris Technologies, Inc.
120,000	5.05%, 06/01/2029 (Callable 05/01/2029)	119,644
140,000	5.35%, 06/01/2034 (Callable 03/01/2034)	140,009
169,000	Northrop Grumman Corp., 5.15%, 05/01/2040 (Callable 11/01/2039)	166,057
170,000	RTX Corp., 5.75%, 11/08/2026 (Callable 10/08/2026)	172,720

		1,054,656

	Banks - 5.5%
200,000	Banco Santander SA, 5.54% to 03/14/2029 then 1 yr. CMT Rate + 1.45%, 03/14/2030 (Callable 03/14/2029)	199,987
	Bank of America Corp.
150,000	5.93% to 09/15/2026 then SOFR + 1.34%, 09/15/2027 (Callable 09/15/2026)	152,110
45,000	5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029 (Callable 04/25/2028)	45,055
245,000	2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	211,455

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	CORPORATE OBLIGATIONS (Continued)
	Bank (Continued)
85,000	1.90% to 07/23/2030 then SOFR + 1.53%, 07/23/2031 (Callable 07/23/2030)	$69,841
850,000	1.92% to 10/24/2030 then SOFR + 1.37%, 10/24/2031 (Callable 10/24/2030)	693,244
550,000	2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	466,692
115,000	2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)	94,246
100,000	2.57% to 10/20/2031 then SOFR + 1.21%, 10/20/2032 (Callable 10/20/2031)	83,089
75,000	5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)	75,623
235,000	Barclays PLC, 5.69% to 03/12/2029 then SOFR + 1.74%, 03/12/2030 (Callable 03/12/2029)	236,404
200,000	BNP Paribas SA, 5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034 (Callable 12/05/2033) (c)	209,590
	BPCE SA
250,000	2.05% to 10/19/2026 then SOFR + 1.09%, 10/19/2027 (Callable 10/19/2026) (c)	228,225
250,000	6.71% to 10/19/2028 then SOFR + 2.27%, 10/19/2029 (Callable 10/19/2028) (c)	261,804
270,000	7.00% to 10/19/2033 then SOFR + 2.59%, 10/19/2034 (Callable 10/19/2033) (c)	294,393
280,000	Citigroup, Inc., 5.17% to 02/13/2029 then SOFR + 1.36%, 02/13/2030 (Callable 02/13/2029)	278,940
75,000	Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030 (Callable 01/23/2029)	74,893
150,000	Deutsche Bank AG/New York NY, 6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029 (Callable 11/20/2028)	157,003
25,000	Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032 (Callable 01/29/2031)	25,063
	HSBC Holdings PLC
200,000	1.59% to 05/24/2026 then SOFR + 1.29%, 05/24/2027 (Callable 05/24/2026)	184,130
200,000	5.89% to 08/14/2026 then SOFR + 1.57%, 08/14/2027 (Callable 08/14/2026)	201,898
215,000	5.40% to 08/11/2032 then SOFR + 2.87%, 08/11/2033 (Callable 08/11/2032)	214,559
35,000	Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029 (Callable 08/21/2028)	35,833
200,000	Intesa Sanpaolo SpA, 7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054 (Callable 06/20/2053) (c)	213,645
	JPMorgan Chase & Co.
155,000	6.07% to 10/22/2026 then SOFR + 1.33%, 10/22/2027 (Callable 10/22/2026)	158,228
105,000	3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028 (Callable 02/01/2027)	101,204
115,000	4.32% to 04/26/2027 then SOFR + 1.56%, 04/26/2028 (Callable 04/26/2027)	112,444
80,000	3.51% to 01/23/2028 then 3 mo. Term SOFR + 1.21%, 01/23/2029 (Callable 01/23/2028)	75,707
175,000	5.30% to 07/24/2028 then SOFR + 1.45%, 07/24/2029 (Callable 07/24/2028)	176,425
60,000	6.09% to 10/23/2028 then SOFR + 1.57%, 10/23/2029 (Callable 10/23/2028)	62,437

Par		Value
	Bank (Continued)
55,000	2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030 (Callable 10/15/2029)	$48,749
55,000	2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	46,484
200,000	2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032 (Callable 11/08/2031)	166,472
290,000	5.34% to 01/23/2034 then SOFR + 1.62%, 01/23/2035 (Callable 01/23/2034)	291,445
	M&T Bank Corp.
70,000	7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029 (Callable 10/30/2028)	73,865
180,000	5.05% to 01/27/2033 then SOFR + 1.85%, 01/27/2034 (Callable 01/27/2033)	167,472
500,000	Manufacturers & Traders Trust Co., 4.70%, 01/27/2028 (Callable 12/27/2027)	482,272
490,000	Societe Generale SA, 6.22% to 06/15/2032 then 1 yr. CMT Rate + 3.20%, 06/15/2033 (Callable 06/15/2032) (c)(d)	492,551
200,000	Standard Chartered PLC, 7.77% to 11/16/2027 then 1 yr. CMT Rate + 3.45%, 11/16/2028 (Callable 11/16/2027) (c)	214,203
	The Bank of New York Mellon Corp.
245,000	6.32% to 10/25/2028 then SOFR + 1.60%, 10/25/2029 (Callable 10/25/2028)	258,781
70,000	4.98% to 03/14/2029 then SOFR + 1.09%, 03/14/2030 (Callable 03/14/2029)	70,092
95,000	5.19% to 03/14/2034 then SOFR + 1.42%, 03/14/2035 (Callable 03/14/2034)	94,615
250,000	The Huntington National Bank, 5.65%, 01/10/2030 (Callable 11/10/2029)	251,449
	The PNC Financial Services Group, Inc.
100,000	5.30% to 01/21/2027 then SOFR + 1.34%, 01/21/2028 (Callable 01/21/2027)	100,158
25,000	6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033 (Callable 10/28/2032)	25,878
75,000	5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035 (Callable 01/22/2034)	75,765
	Wells Fargo & Co.
75,000	3.00%, 04/22/2026	71,771
90,000	3.00%, 10/23/2026	85,246
175,000	4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	172,604
185,000	5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	187,302
65,000	6.30% to 10/23/2028 then SOFR + 1.79%, 10/23/2029 (Callable 10/23/2028)	67,730
195,000	2.88% to 10/30/2029 then 3 mo. Term SOFR + 1.43%, 10/30/2030 (Callable 10/30/2029)	172,482
105,000	2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031 (Callable 02/11/2030)	90,485
175,000	3.35% to 03/02/2032 then SOFR + 1.50%, 03/02/2033 (Callable 03/02/2032)	151,736
180,000	4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033 (Callable 07/25/2032)	173,595
15,000	5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034 (Callable 04/24/2033)	14,907
40,000	6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034 (Callable 10/23/2033)	42,947
90,000	5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035 (Callable 01/23/2034) (d)	90,361
90,000	5.01% to 04/04/2050 then 3 mo. Term SOFR + 4.50%, 04/04/2051 (Callable 04/04/2050)	84,721

		9,660,305

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	CORPORATE OBLIGATIONS (Continued)
	Beverages - 0.1%
105,000	Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 06/15/2033 (Callable 03/15/2033) (c)	$104,272

	Biotechnology - 0.6%
	AbbVie, Inc.
65,000	4.95%, 03/15/2031 (Callable 01/15/2031)	65,493
30,000	5.40%, 03/15/2054 (Callable 09/15/2053)	30,899
	Amgen, Inc.
40,000	5.25%, 03/02/2030 (Callable 01/02/2030)	40,639
170,000	5.25%, 03/02/2033 (Callable 12/02/2032)	171,874
70,000	5.75%, 03/02/2063 (Callable 09/02/2062)	71,477
	CSL Finance PLC
85,000	4.05%, 04/27/2029 (Callable 02/27/2029) (c)	81,566
55,000	4.25%, 04/27/2032 (Callable 01/27/2032) (c)	52,386
	Gilead Sciences, Inc.
160,000	1.65%, 10/01/2030 (Callable 07/01/2030)	131,867
150,000	5.25%, 10/15/2033 (Callable 07/15/2033)	153,366
135,000	McKesson Corp., 5.10%, 07/15/2033 (Callable 04/15/2033) (d)	136,175

		935,742

	Capital Markets - 2.1%
	BP Capital Markets America, Inc.
115,000	2.72%, 01/12/2032 (Callable 10/12/2031)	99,036
125,000	4.81%, 02/13/2033 (Callable 11/13/2032)	123,497
100,000	4.89%, 09/11/2033 (Callable 06/11/2033)	99,326
20,000	2.94%, 06/04/2051 (Callable 12/04/2050)	13,356
45,000	3.38%, 02/08/2061 (Callable 08/08/2060)	31,229
	Goldman Sachs Group, Inc.
65,000	4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028 (Callable 08/23/2027)	63,595
70,000	1.99% to 01/27/2031 then SOFR + 1.09%, 01/27/2032 (Callable 01/27/2031)	56,660
385,000	2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032 (Callable 04/22/2031)	323,153
210,000	2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032 (Callable 07/21/2031)	172,368
	Morgan Stanley
160,000	5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029 (Callable 04/20/2028)	159,971
55,000	5.45% to 07/20/2028 then SOFR + 1.63%, 07/20/2029 (Callable 07/20/2028)	55,497
475,000	6.41% to 11/01/2028 then SOFR + 1.83%, 11/01/2029 (Callable 11/01/2028)	498,527
210,000	2.70% to 01/22/2030 then SOFR + 1.14%, 01/22/2031 (Callable 01/22/2030)	183,652
180,000	1.79% to 02/13/2031 then SOFR + 1.03%, 02/13/2032 (Callable 02/13/2031)	143,969
145,000	1.93% to 04/28/2031 then SOFR + 1.02%, 04/28/2032 (Callable 04/28/2031)	116,466
60,000	2.51% to 10/20/2031 then SOFR + 1.20%, 10/20/2032 (Callable 10/20/2031)	49,597
	UBS Group AG
250,000	6.44% to 08/11/2027 then SOFR + 3.70%, 08/11/2028 (Callable 08/11/2027) (c)	257,561
250,000	5.43% to 02/08/2029 then 1 yr. CMT Rate + 1.52%, 02/08/2030 (Callable 02/08/2029) (c)	250,573
750,000	6.54% to 08/12/2032 then SOFR + 3.92%, 08/12/2033 (Callable 08/12/2032) (c)	791,256
195,000	Willis North America, Inc., 2.95%, 09/15/2029 (Callable 06/15/2029)	174,957

		3,664,246

Par		Value
	Chemicals - 0.3%
	Celanese US Holdings LLC
230,000	6.17%, 07/15/2027 (Callable 06/15/2027) (d)	$234,421
115,000	6.55%, 11/15/2030 (Callable 09/15/2030)	121,078
195,000	The Sherwin-Williams Co., 2.30%, 05/15/2030 (Callable 02/15/2030)	167,965

		523,464

	Consumer Finance - 0.6%
85,000	American Express Co., 6.34% to 10/30/2025 then SOFR + 1.33%, 10/30/2026 (Callable 10/30/2025)	86,161
	American Tower Corp.
150,000	3.65%, 03/15/2027 (Callable 02/15/2027)	143,919
55,000	3.80%, 08/15/2029 (Callable 05/15/2029)	51,368
	Capital One Financial Corp.
30,000	5.47% to 02/01/2028 then SOFR + 2.08%, 02/01/2029 (Callable 02/01/2028)	29,906
115,000	6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029 (Callable 06/08/2028)	118,365
120,000	3.27% to 03/01/2029 then SOFR + 1.79%, 03/01/2030 (Callable 03/01/2029)	108,116
95,000	5.25% to 07/26/2029 then SOFR + 2.60%, 07/26/2030 (Callable 07/26/2029)	93,588
215,000	7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031 (Callable 10/30/2030)	237,718
40,000	Discover Financial Services, 7.96% to 11/02/2033 then SOFR + 3.37%, 11/02/2034 (Callable 11/02/2033)	45,376
30,000	Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (Callable 03/01/2029) (c)	29,937
135,000	Realty Income Corp., 4.90%, 07/15/2033 (Callable 04/15/2033)	130,526

		1,074,980

	Diversified Consumer Services - 0.1%
	Howard University
100,000	2.90%, 10/01/2031	86,387
75,000	3.48%, 10/01/2041	54,513

		140,900

	Diversified Financial Services - 0.9%
290,000	Athene Global Funding, 2.65%, 10/04/2031 (c)	237,447
110,000	Athene Holding Ltd., 5.88%, 01/15/2034 (Callable 10/15/2033)	110,377
300,000	DAE Funding LLC, 1.55%, 08/01/2024 (Callable 07/01/2024) (c)	295,123
340,000	Equitable Financial Life Global Funding, 1.80%, 03/08/2028 (c)	299,828
25,000	Equitable Holdings, Inc., 4.35%, 04/20/2028 (Callable 01/20/2028)	24,253
	National Rural Utilities Cooperative Finance Corp.
115,000	5.00%, 02/07/2031 (Callable 12/07/2030)	114,385
150,000	4.15%, 12/15/2032 (Callable 09/15/2032)	139,422
45,000	5.80%, 01/15/2033 (Callable 07/15/2032)	46,807
	Shell International Finance BV
180,000	3.25%, 04/06/2050 (Callable 10/06/2049)	130,911
50,000	3.00%, 11/26/2051 (Callable 05/26/2051)	34,219

		1,432,772

	Diversified Telecommunication Services - 0.2%
	AT&T, Inc.
160,000	4.50%, 05/15/2035 (Callable 11/15/2034)	149,716
148,000	3.50%, 09/15/2053 (Callable 03/15/2053)	104,664
53,000	3.80%, 12/01/2057 (Callable 06/01/2057) (d)	38,463

		292,843

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	CORPORATE OBLIGATIONS (Continued)
	Electric Utilities - 4.3%
165,000	Alabama Power Co., 3.45%, 10/01/2049 (Callable 04/01/2049)	$122,577
65,000	Cleco Corporate Holdings LLC, 3.38%, 09/15/2029 (Callable 06/15/2029)	56,838
	Consolidated Edison Co. of New York, Inc.
50,000	5.50%, 03/15/2034 (Callable 12/15/2033)	51,688
130,000	3.20%, 12/01/2051 (Callable 06/01/2051)	89,230
	Duke Energy Carolinas LLC
150,000	2.55%, 04/15/2031 (Callable 01/15/2031)	129,754
86,000	5.30%, 02/15/2040	85,176
	Duke Energy Corp.
200,000	4.85%, 01/05/2029 (Callable 12/05/2028)	198,335
50,000	2.45%, 06/01/2030 (Callable 03/01/2030)	43,061
474,000	2.55%, 06/15/2031 (Callable 03/15/2031) (d)	399,675
175,000	4.50%, 08/15/2032 (Callable 05/15/2032)	166,161
45,000	5.00%, 08/15/2052 (Callable 02/15/2052)	40,840
100,000	Duke Energy Florida LLC, 5.88%, 11/15/2033 (Callable 08/15/2033)	105,738
55,000	Duke Energy Indiana, Inc., 4.90%, 07/15/2043 (Callable 01/15/2043)	51,681
	Duke Energy Ohio, Inc.
20,000	5.25%, 04/01/2033 (Callable 01/01/2033)	20,244
60,000	5.55%, 03/15/2054 (Callable 09/15/2053)	59,944
40,000	Edison International, 5.25%, 11/15/2028 (Callable 10/15/2028)	39,875
45,000	Evergy Metro, Inc., 2.25%, 06/01/2030 (Callable 03/01/2030)	38,458
	Evergy, Inc.
80,000	2.45%, 09/15/2024 (Callable 08/15/2024)	78,765
155,000	2.90%, 09/15/2029 (Callable 06/15/2029)	138,491
	Eversource Energy
50,000	5.95%, 02/01/2029 (Callable 01/01/2029)	51,642
285,000	5.13%, 05/15/2033 (Callable 02/15/2033)	279,029
80,000	5.50%, 01/01/2034 (Callable 10/01/2033) (d)	80,133
	Georgia Power Co.
50,000	4.70%, 05/15/2032 (Callable 02/15/2032)	48,859
110,000	4.95%, 05/17/2033 (Callable 11/17/2032)	108,630
75,000	5.25%, 03/15/2034 (Callable 09/15/2033)	75,793
50,000	4.75%, 09/01/2040	46,126
120,000	ITC Holdings Corp., 2.95%, 05/14/2030 (Callable 02/14/2030) (c)	105,899
75,000	Monongahela Power Co., 5.85%, 02/15/2034 (Callable 11/15/2033) (c)	77,136
35,000	National Grid PLC, 5.60%, 06/12/2028 (Callable 05/12/2028)	35,664
	NextEra Energy Capital Holdings, Inc.
95,000	4.63%, 07/15/2027 (Callable 06/15/2027)	93,757
445,000	2.25%, 06/01/2030 (Callable 03/01/2030)	379,038
125,000	Oglethorpe Power Corp., 5.05%, 10/01/2048 (Callable 04/01/2048)	112,759
60,000	Ohio Edison Co., 5.50%, 01/15/2033 (Callable 10/15/2032) (c)	59,931
160,000	Ohio Power Co., 5.00%, 06/01/2033 (Callable 03/01/2033) (d)	157,209
115,000	Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033 (Callable 08/15/2033)	119,754
	Pacific Gas and Electric Co.
490,000	5.45%, 06/15/2027 (Callable 05/15/2027)	491,893
80,000	6.10%, 01/15/2029 (Callable 12/15/2028)	82,450
470,000	2.50%, 02/01/2031 (Callable 11/01/2030)	391,654
120,000	3.25%, 06/01/2031 (Callable 03/01/2031)	104,324
120,000	6.15%, 01/15/2033 (Callable 10/15/2032)	123,911
295,000	6.40%, 06/15/2033 (Callable 03/15/2033)	311,289

Par		Value
	Electric Utilities (Continued)
45,000	PPL Capital Funding, Inc., 4.13%, 04/15/2030 (Callable 01/15/2030)	$42,586
80,000	Public Service Electric and Gas Co., 5.45%, 03/01/2054 (Callable 09/01/2053)	82,744
	Public Service Enterprise Group, Inc.
50,000	5.20%, 04/01/2029 (Callable 03/01/2029)	50,043
85,000	6.13%, 10/15/2033 (Callable 07/15/2033)	89,427
30,000	5.45%, 04/01/2034 (Callable 01/01/2034)	30,108
	Puget Energy, Inc.
135,000	3.65%, 05/15/2025 (Callable 02/15/2025)	131,900
45,000	4.10%, 06/15/2030 (Callable 03/15/2030)	41,197
	Southern California Edison Co.
45,000	4.90%, 06/01/2026 (Callable 05/01/2026)	44,822
120,000	5.15%, 06/01/2029 (Callable 05/01/2029)	120,598
225,000	2.25%, 06/01/2030 (Callable 03/01/2030)	191,510
110,000	2.75%, 02/01/2032 (Callable 11/01/2031)	93,274
65,000	5.95%, 11/01/2032 (Callable 08/01/2032)	68,271
220,000	5.20%, 06/01/2034 (Callable 03/01/2034)	217,981
1,000	4.13%, 03/01/2048 (Callable 09/01/2047)	810
45,000	3.65%, 02/01/2050 (Callable 08/01/2049) (d)	33,371
35,000	5.75%, 04/15/2054 (Callable 10/15/2053)	35,579
135,000	Southwestern Electric Power Co., 5.30%, 04/01/2033 (Callable 01/01/2033)	133,574
	The Southern Co.
110,000	4.85%, 06/15/2028 (Callable 04/15/2028)	109,520
35,000	5.20%, 06/15/2033 (Callable 12/15/2032)	35,014
225,000	5.70%, 03/15/2034 (Callable 09/15/2033)	232,348
	Virginia Electric and Power Co.
210,000	5.00%, 04/01/2033 (Callable 01/01/2033)	207,312
160,000	5.00%, 01/15/2034 (Callable 10/15/2033)	157,288
30,000	5.35%, 01/15/2054 (Callable 07/15/2053) (d)	29,480
100,000	Wisconsin Power and Light Co., 5.38%, 03/30/2034 (Callable 12/30/2033)	100,777
55,000	Xcel Energy, Inc., 4.60%, 06/01/2032 (Callable 12/01/2031) (d)	51,822

		7,584,767

	Electrical Equipment - 0.2%
	Regal Rexnord Corp.
271,000	6.05%, 04/15/2028 (Callable 03/15/2028) (c)	275,196
30,000	6.30%, 02/15/2030 (Callable 12/15/2029) (c)	30,749

		305,945

	Electronic Equipment, Instruments & Components - 0.1%
	CDW LLC / CDW Finance Corp.
60,000	2.67%, 12/01/2026 (Callable 11/01/2026)	55,787
55,000	3.57%, 12/01/2031 (Callable 09/01/2031)	48,449

		104,236

	Equity Real Estate Investment Trusts (REITs) - 0.3%
	Crown Castle, Inc.
128,000	3.80%, 02/15/2028 (Callable 11/15/2027)	121,310
185,000	4.80%, 09/01/2028 (Callable 08/01/2028)	181,565
155,000	5.60%, 06/01/2029 (Callable 05/01/2029) (d)	157,242
72,000	3.10%, 11/15/2029 (Callable 08/15/2029)	64,367
75,000	VICI Properties LP, 4.95%, 02/15/2030 (Callable 12/15/2029)	72,471

		596,955

	Food Products - 0.6%
	Archer-Daniels-Midland Co.
55,000	2.90%, 03/01/2032 (Callable 12/01/2031)	47,443
50,000	4.50%, 08/15/2033 (Callable 05/15/2033)	48,448
	Cargill, Inc.
165,000	2.13%, 11/10/2031 (Callable 08/10/2031) (c)	135,338
70,000	4.00%, 06/22/2032 (Callable 03/22/2032) (c)	65,134
90,000	4.75%, 04/24/2033 (Callable 01/24/2033) (c)	88,092

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	CORPORATE OBLIGATIONS (Continued)
	Food Products (Continued)
	Conagra Brands, Inc.
175,000	5.30%, 10/01/2026	$175,500
230,000	4.85%, 11/01/2028 (Callable 08/01/2028)	227,305
145,000	Hormel Foods Corp., 4.80%, 03/30/2027 (Callable 02/28/2027)	144,986
80,000	Sysco Corp., 5.75%, 01/17/2029 (Callable 12/17/2028)	82,404
	Tyson Foods, Inc.
20,000	5.40%, 03/15/2029 (Callable 02/15/2029)	20,184
70,000	5.70%, 03/15/2034 (Callable 12/15/2033)	70,911

		1,105,745

	Gas Utilities - 0.1%
126,000	Southwest Gas Corp., 2.20%, 06/15/2030 (Callable 03/15/2030)	106,532

	Health Care Equipment & Supplies - 0.2%
200,000	Alcon Finance Corp., 2.75%, 09/23/2026 (Callable 07/23/2026) (c)	188,894
55,000	Smith & Nephew PLC, 5.40%, 03/20/2034 (Callable 12/20/2033)	54,824
155,000	Solventum Corp., 5.40%, 03/01/2029 (Callable 02/01/2029) (c)	155,363

		399,081

	Health Care Providers & Services - 0.8%
	CommonSpirit Health
70,000	2.76%, 10/01/2024 (Callable 07/01/2024)	68,930
110,000	5.21%, 12/01/2031 (Callable 06/01/2031)	110,032
	CVS Health Corp.
100,000	4.13%, 04/01/2040 (Callable 10/01/2039)	84,409
80,000	2.70%, 08/21/2040 (Callable 02/21/2040)	55,703
	HCA, Inc.
20,000	5.45%, 04/01/2031 (Callable 02/01/2031) (d)	20,129
140,000	5.60%, 04/01/2034 (Callable 01/01/2034)	141,163
	Humana, Inc.
30,000	5.75%, 12/01/2028 (Callable 11/01/2028)	30,776
65,000	5.38%, 04/15/2031 (Callable 02/15/2031)	65,080
60,000	5.88%, 03/01/2033 (Callable 12/01/2032)	61,938
	Kaiser Foundation Hospitals
70,000	2.81%, 06/01/2041 (Callable 12/01/2040)	51,794
70,000	3.00%, 06/01/2051 (Callable 12/01/2050)	48,660
235,000	The Cigna Group, 5.00%, 05/15/2029 (Callable 04/15/2029)	235,333
	UnitedHealth Group, Inc.
100,000	4.20%, 05/15/2032 (Callable 02/15/2032)	95,147
65,000	5.35%, 02/15/2033 (Callable 11/15/2032)	66,932
10,000	3.50%, 08/15/2039 (Callable 02/15/2039)	8,258
45,000	5.88%, 02/15/2053 (Callable 08/15/2052)	48,813
160,000	5.38%, 04/15/2054 (Callable 10/15/2053)	163,021
30,000	4.95%, 05/15/2062 (Callable 11/15/2061)	28,090
25,000	6.05%, 02/15/2063 (Callable 08/15/2062)	27,570

		1,411,778

	Hotels, Restaurants & Leisure - 0.1%
105,000	GLP Capital LP / GLP Financing II, Inc., 5.30%, 01/15/2029 (Callable 10/15/2028)	103,354

	Insurance - 0.8%
70,000	Aon Corp., 2.80%, 05/15/2030 (Callable 02/15/2030)	61,742
45,000	Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033 (Callable 11/28/2032)	45,260
185,000	Aon North America, Inc., 5.45%, 03/01/2034 (Callable 12/01/2033)	187,195
190,000	Brighthouse Financial Global Funding, 1.75%, 01/13/2025 (c)	183,695

Par		Value
	Insurance (Continued)
	Corebridge Financial, Inc.
105,000	3.85%, 04/05/2029 (Callable 02/05/2029)	$98,254
35,000	6.05%, 09/15/2033 (Callable 06/15/2033) (c)	36,134
135,000	5.75%, 01/15/2034 (Callable 10/15/2033)	138,114
65,000	Marsh & McLennan Cos., Inc., 4.75%, 03/15/2039 (Callable 09/15/2038)	61,826
130,000	MetLife, Inc., 5.38%, 07/15/2033 (Callable 04/15/2033)	132,819
210,000	Metropolitan Life Global Funding I, 2.40%, 01/11/2032 (c)	173,305
110,000	Principal Financial Group, Inc., 5.38%, 03/15/2033 (Callable 12/15/2032)	111,192
110,000	Principal Life Global Funding II, 5.10%, 01/25/2029 (c)	109,906

		1,339,442

	Machinery - 0.2%
	AGCO Corp.
30,000	5.45%, 03/21/2027 (Callable 02/21/2027)	30,168
20,000	5.80%, 03/21/2034 (Callable 12/21/2033)	20,259
40,000	Ingersoll Rand, Inc., 5.70%, 08/14/2033 (Callable 05/14/2033)	41,079
245,000	Otis Worldwide Corp., 2.57%, 02/15/2030 (Callable 11/15/2029)	215,336
25,000	Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034 (Callable 12/11/2033)	25,336

		332,178

	Media - 1.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital
210,000	2.25%, 01/15/2029 (Callable 11/15/2028)	178,863
29,000	3.50%, 03/01/2042 (Callable 09/01/2041)	19,408
150,000	5.38%, 05/01/2047 (Callable 11/01/2046)	121,101
15,000	5.75%, 04/01/2048 (Callable 10/01/2047)	12,674
50,000	5.13%, 07/01/2049 (Callable 01/01/2049)	38,750
255,000	4.80%, 03/01/2050 (Callable 09/01/2049)	188,747
100,000	3.70%, 04/01/2051 (Callable 10/01/2050)	61,969
210,000	3.90%, 06/01/2052 (Callable 12/01/2051)	133,893
55,000	3.85%, 04/01/2061 (Callable 10/01/2060)	32,680
70,000	4.40%, 12/01/2061 (Callable 06/01/2061)	45,798
	Comcast Corp.
95,000	4.80%, 05/15/2033 (Callable 02/15/2033) (d)	93,764
35,000	3.20%, 07/15/2036 (Callable 01/15/2036)	28,796
200,000	3.75%, 04/01/2040 (Callable 10/01/2039)	166,471
125,000	2.89%, 11/01/2051 (Callable 05/01/2051)	81,432
75,000	2.94%, 11/01/2056 (Callable 05/01/2056)	47,440
	Cox Communications, Inc.
101,000	3.15%, 08/15/2024 (Callable 06/15/2024) (c)	99,975
120,000	2.60%, 06/15/2031 (Callable 03/15/2031) (c)	99,690
	Discovery Communications LLC
18,000	4.13%, 05/15/2029 (Callable 02/15/2029)	16,892
70,000	3.63%, 05/15/2030 (Callable 02/15/2030)	62,667
179,000	5.20%, 09/20/2047 (Callable 03/20/2047)	150,230
78,000	5.30%, 05/15/2049 (Callable 11/15/2048)	65,652
40,000	4.65%, 05/15/2050 (Callable 11/15/2049)	31,323
	Paramount Global
130,000	4.38%, 03/15/2043	88,357
25,000	5.85%, 09/01/2043 (Callable 03/01/2043)	20,302
	Time Warner Cable, Inc.
30,000	5.50%, 09/01/2041 (Callable 03/01/2041)	25,043
50,000	4.50%, 09/15/2042 (Callable 03/15/2042)	36,975
55,000	Warnermedia Holdings, Inc., 5.14%, 03/15/2052 (Callable 09/15/2051)	45,711

		1,994,603

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	CORPORATE OBLIGATIONS (Continued)
	Metals & Mining - 0.5%
	BHP Billiton Finance USA Ltd.
120,000	4.90%, 02/28/2033 (Callable 11/28/2032)	$119,163
100,000	5.25%, 09/08/2033 (Callable 06/08/2033)	101,341
	Glencore Funding LLC
125,000	5.37%, 04/04/2029 (Callable 03/04/2029) (c)	125,358
70,000	6.38%, 10/06/2030 (Callable 08/06/2030) (c)	73,895
45,000	2.85%, 04/27/2031 (Callable 01/27/2031) (c)	38,503
185,000	5.63%, 04/04/2034 (Callable 01/04/2034) (c)	185,795
130,000	Rio Tinto Alcan, Inc., 6.13%, 12/15/2033	139,735

		783,790

	Multi Utilities - 0.7%
	Arizona Public Service Co.
110,000	6.35%, 12/15/2032 (Callable 09/15/2032)	117,645
55,000	5.55%, 08/01/2033 (Callable 05/01/2033)	55,699
65,000	Berkshire Hathaway Energy Co., 6.13%, 04/01/2036	69,258
	Dominion Energy, Inc.
129,000	3.38%, 04/01/2030 (Callable 01/01/2030)	117,354
471,000	5.38%, 11/15/2032 (Callable 08/15/2032)	474,421
10,000	6.30%, 03/15/2033	10,556
	NiSource, Inc.
324,000	3.60%, 05/01/2030 (Callable 02/01/2030)	298,818
25,000	5.40%, 06/30/2033 (Callable 03/30/2033)	25,245
120,000	5.35%, 04/01/2034 (Callable 01/01/2034)	119,377

		1,288,373

	Oil, Gas & Consumable Fuels - 2.6%
50,000	Boston Gas Co., 3.76%, 03/16/2032 (Callable 12/16/2031) (c)	43,973
245,000	Brooklyn Union Gas Co., 4.87%, 08/05/2032 (Callable 05/05/2032) (c)	227,216
45,000	Canadian Natural Resources Ltd., 2.95%, 07/15/2030 (Callable 04/15/2030)	39,789
20,000	Cenovus Energy, Inc., 2.65%, 01/15/2032 (Callable 10/15/2031)	16,616
75,000	Cheniere Energy Partners LP, 4.50%, 10/01/2029 (Callable 10/01/2024)	71,469
100,000	Cheniere Energy, Inc., 5.65%, 04/15/2034 (Callable 10/15/2033) (c)	100,757
	Columbia Pipelines Holding Co. LLC
65,000	6.04%, 08/15/2028 (Callable 07/15/2028) (c)	66,488
85,000	5.68%, 01/15/2034 (Callable 10/15/2033) (c)	84,542
	Columbia Pipelines Operating Co. LLC
170,000	5.93%, 08/15/2030 (Callable 06/15/2030) (c)	174,639
105,000	6.04%, 11/15/2033 (Callable 08/15/2033) (c)	108,922
55,000	6.54%, 11/15/2053 (Callable 05/15/2053) (c)	59,754
	ConocoPhillips Co.
120,000	5.05%, 09/15/2033 (Callable 06/15/2033)	121,244
112,000	3.80%, 03/15/2052 (Callable 09/15/2051)	87,637
20,000	5.55%, 03/15/2054 (Callable 09/15/2053)	20,675
60,000	4.03%, 03/15/2062 (Callable 09/15/2061)	47,684
60,000	5.70%, 09/15/2063 (Callable 03/15/2063)	63,043
95,000	Diamondback Energy, Inc., 6.25%, 03/15/2033 (Callable 12/15/2032)	101,405
	Enbridge, Inc.
270,000	5.70%, 03/08/2033 (Callable 12/08/2032)	276,532
60,000	2.50%, 08/01/2033 (Callable 05/01/2033)	48,454
	Energy Transfer LP
335,000	6.40%, 12/01/2030 (Callable 10/01/2030)	353,635
25,000	5.55%, 05/15/2034 (Callable 02/15/2034)	25,092

Par		Value
	Oil, Gas & Consumable Fuels (Continued)
	Equinor ASA
95,000	3.63%, 04/06/2040 (Callable 10/06/2039)	$79,361
30,000	3.70%, 04/06/2050 (Callable 10/06/2049)	23,782
183,156	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 09/30/2040 (c)	147,385
200,000	Greensaif Pipelines Bidco Sarl, 6.13%, 02/23/2038 (c)	203,610
	Hess Corp.
80,000	7.88%, 10/01/2029	90,533
70,000	7.30%, 08/15/2031	79,304
53,000	7.13%, 03/15/2033	60,086
100,000	KeySpan Gas East Corp., 5.99%, 03/06/2033 (Callable 12/06/2032) (c)	101,686
180,000	MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	154,752
	ONEOK, Inc.
175,000	3.10%, 03/15/2030 (Callable 12/15/2029)	156,543
30,000	6.10%, 11/15/2032 (Callable 08/15/2032)	31,474
45,000	Ovintiv, Inc., 7.38%, 11/01/2031	49,389
185,000	Phillips 66 Co., 5.30%, 06/30/2033 (Callable 03/30/2033)	186,262
	Southern California Gas Co.
280,000	5.20%, 06/01/2033 (Callable 03/01/2033)	280,764
50,000	5.75%, 06/01/2053 (Callable 12/01/2052)	50,892
60,000	5.60%, 04/01/2054 (Callable 10/01/2053)	60,035
35,000	Southern Co. Gas Capital Corp., 5.75%, 09/15/2033 (Callable 03/15/2033)	36,283
50,000	Targa Resources Corp., 6.15%, 03/01/2029 (Callable 02/01/2029)	52,046
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032 (Callable 07/15/2026) (d)	225,150
25,000	Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030 (Callable 02/15/2030)	22,630
	Williams Cos., Inc.
70,000	2.60%, 03/15/2031 (Callable 12/15/2030)	59,683
40,000	5.65%, 03/15/2033 (Callable 12/15/2032)	41,090

		4,332,306

	Personal Products - 0.2%
275,000	Haleon US Capital LLC, 3.38%, 03/24/2027 (Callable 02/24/2027)	263,299

	Pharmaceuticals - 0.2%
	Bristol-Myers Squibb Co.
90,000	5.20%, 02/22/2034 (Callable 11/22/2033)	91,503
75,000	5.55%, 02/22/2054 (Callable 08/22/2053)	77,545
	Royalty Pharma PLC
240,000	2.20%, 09/02/2030 (Callable 06/02/2030)	199,668
15,000	2.15%, 09/02/2031 (Callable 06/02/2031)	12,104
60,000	3.35%, 09/02/2051 (Callable 03/02/2051)	39,586

		420,406

	Semiconductors & Semiconductor Equipment - 0.2%
	Intel Corp.
90,000	5.15%, 02/21/2034 (Callable 11/21/2033)	90,257
45,000	4.75%, 03/25/2050 (Callable 09/25/2049)	40,839
15,000	5.60%, 02/21/2054 (Callable 08/21/2053)	15,326
95,000	5.05%, 08/05/2062 (Callable 02/05/2062)	89,567
30,000	Marvell Technology, Inc., 2.45%, 04/15/2028 (Callable 02/15/2028)	27,071
125,000	NVIDIA Corp., 3.50%, 04/01/2040 (Callable 10/01/2039)	106,051

		369,111

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	CORPORATE OBLIGATIONS (Continued)
	Software - 0.4%
	Constellation Software, Inc./Canada
10,000	5.16%, 02/16/2029 (Callable 01/16/2029) (c)	$10,002
70,000	5.46%, 02/16/2034 (Callable 11/16/2033) (c)	70,560
	Oracle Corp.
55,000	2.30%, 03/25/2028 (Callable 01/25/2028)	49,690
20,000	6.15%, 11/09/2029 (Callable 09/09/2029)	21,095
50,000	2.95%, 04/01/2030 (Callable 01/01/2030)	44,547
185,000	4.30%, 07/08/2034 (Callable 01/08/2034)	170,834
25,000	3.90%, 05/15/2035 (Callable 11/15/2034)	21,975
50,000	3.80%, 11/15/2037 (Callable 05/15/2037)	42,011
107,000	3.60%, 04/01/2040 (Callable 10/01/2039)	84,476
187,000	3.60%, 04/01/2050 (Callable 10/01/2049) (d)	135,197
65,000	4.10%, 03/25/2061 (Callable 09/25/2060)	48,952

		699,339

	Specialty Retail - 0.3%
145,000	AutoZone, Inc., 6.55%, 11/01/2033 (Callable 08/01/2033)	158,947
150,000	O’Reilly Automotive, Inc., 4.70%, 06/15/2032 (Callable 03/15/2032)	146,731
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
110,000	5.75%, 05/24/2026 (Callable 04/24/2026) (c)	110,854
50,000	4.40%, 07/01/2027 (Callable 06/01/2027) (c)	48,720
50,000	6.05%, 08/01/2028 (Callable 07/01/2028) (c)	51,495
35,000	5.35%, 03/30/2029 (Callable 02/28/2029) (c)	35,058

		551,805

	Textiles, Apparel & Luxury Goods - 0.0% (e)
	Tapestry, Inc.
40,000	7.05%, 11/27/2025	40,854
28,000	7.70%, 11/27/2030 (Callable 09/27/2030)	29,859

		70,713

	Tobacco - 0.6%
	BAT Capital Corp.
120,000	5.83%, 02/20/2031 (Callable 12/20/2030)	121,613
70,000	6.00%, 02/20/2034 (Callable 11/20/2033)	70,943
	Philip Morris International, Inc.
136,000	4.88%, 02/15/2028 (Callable 01/15/2028)	135,796
220,000	5.13%, 02/15/2030 (Callable 12/15/2029)	220,368
80,000	5.13%, 02/13/2031 (Callable 12/13/2030)	79,632
190,000	5.38%, 02/15/2033 (Callable 11/15/2032)	191,677
130,000	5.63%, 09/07/2033 (Callable 06/07/2033)	133,185

		953,214

	Wireless Telecommunication Services - 0.3%
	Cisco Systems, Inc.
100,000	4.95%, 02/26/2031 (Callable 12/26/2030) (d)	100,946
65,000	5.35%, 02/26/2064 (Callable 08/26/2063)	66,736
45,000	Rogers Communications, Inc., 5.00%, 02/15/2029 (Callable 01/15/2029)	44,740
	T-Mobile USA, Inc.
65,000	2.05%, 02/15/2028 (Callable 12/15/2027)	58,244
135,000	3.88%, 04/15/2030 (Callable 01/15/2030)	126,481
60,000	5.05%, 07/15/2033 (Callable 04/15/2033)	59,380
100,000	5.75%, 01/15/2034 (Callable 10/15/2033)	104,287

		560,814

	Total Corporate Obligations (Cost $46,089,323)	44,561,966

Par		Value
	U.S. TREASURY OBLIGATIONS - 24.3%
	U.S. Treasury Bonds
2,190,000	3.38%, 08/15/2042	$1,895,205
2,820,000	3.13%, 02/15/2043	2,340,820
590,000	3.63%, 08/15/2043	525,803
795,000	3.75%, 11/15/2043	720,500
2,220,000	3.13%, 08/15/2044	1,821,788
810,000	2.50%, 02/15/2045	593,562
240,000	3.00%, 11/15/2045	191,011
950,000	2.50%, 02/15/2046	688,527
1,610,000	2.25%, 08/15/2046	1,104,391
2,510,000	3.00%, 02/15/2047	1,978,733
1,050,000	2.75%, 11/15/2047	786,290
500,000	3.00%, 02/15/2048	391,934
2,220,000	3.13%, 05/15/2048	1,779,339
1,475,533	0.25%, 02/15/2050	936,240
2,996,000	1.25%, 05/15/2050	1,536,854
390,000	1.38%, 08/15/2050	206,540
1,020,000	1.63%, 11/15/2050	577,734
1,660,000	3.00%, 08/15/2052	1,292,368
695,000	4.13%, 08/15/2053	669,372
470,000	4.75%, 11/15/2053	502,753
	U.S. Treasury Notes
4,340,000	2.00%, 11/15/2026 (h)	4,076,379
3,140,000	4.25%, 03/15/2027	3,126,876
5,260,000	1.88%, 02/28/2029 (d)	4,716,228
775,000	3.25%, 06/30/2029 (d)	739,701
1,603,621	0.25%, 07/15/2029	1,480,742
1,410,000	0.63%, 05/15/2030	1,139,924
108,263	0.13%, 07/15/2030	97,694
1,030,000	1.38%, 11/15/2031 (d)	842,246
1,075,000	2.88%, 05/15/2032	977,095
2,320,000	2.75%, 08/15/2032 (d)	2,083,061
187,868	1.38%, 07/15/2033	180,679
1,245,000	3.88%, 08/15/2033	1,213,389
590,000	4.50%, 11/15/2033 (d)	603,782

	Total U.S. Treasury Obligations (Cost $48,902,948)	41,817,560

	COLLATERALIZED MORTGAGE OBLIGATIONS - 14.5%
71,604	AJAX Mortgage Loan Trust, Series 2021-C, Class A, 2.12%, 01/25/2061 (Callable 04/25/2024) (c)(f)	69,660
	Angel Oak Mortgage Trust LLC
25,194	Series 2020-6, Class A1, 1.26%, 05/25/2065 (Callable 04/25/2024) (b)(c)	22,529
54,449	Series 2020-R1, Class A1, 0.99%, 04/25/2053 (Callable 04/25/2024) (b)(c)	50,089
86,291	Series 2021-1, Class A1, 0.91%, 01/25/2066 (Callable 04/25/2024) (b)(c)	73,167
89,015	Series 2021-2, Class A1, 0.99%, 04/25/2066 (Callable 04/25/2024) (b)(c)	74,003
163,554	Series 2021-3, Class A1, 1.07%, 05/25/2066 (Callable 04/25/2024) (b)(c)	138,282
141,749	Series 2021-4, Class A1, 1.04%, 01/20/2065 (Callable 04/25/2024) (b)(c)	115,752
212,872	Series 2021-5, Class A1, 0.95%, 07/25/2066 (Callable 04/25/2024) (b)(c)	179,702
160,078	Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 04/25/2024) (b)(c)	138,473
410,549	Series 2022-1, Class A1, 2.88%, 12/25/2066 (Callable 01/25/2025) (c)(f)	369,439

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Arroyo Mortgage Trust
55,399	Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 04/25/2024) (b)(c)	$52,140
52,702	Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2024) (b)(c)	49,107
173,459	Asset Backed Trust, Series 2021-NPL2, Class A1, 2.12%, 06/25/2061 (Callable 07/25/2024) (c)(f)	168,890
	BANK
975,403	Series 2019-BN18, Class XA, 0.88%, 05/15/2062 (Callable 02/15/2029) (a)(b)	35,362
1,145,506	Series 2019-BN20, Class XA, 0.81%, 09/15/2062 (Callable 07/15/2029) (a)(b)	40,699
1,301,653	Series 2019-BN22, Class XA, 0.59%, 11/15/2062 (Callable 08/15/2029) (a)(b)	35,865
2,121,644	Series 2019-BN23, Class XA, 0.69%, 12/15/2052 (Callable 09/15/2029) (a)(b)	67,539
980,111	Series 2019-BN24, Class XA, 0.63%, 11/15/2062 (Callable 09/15/2029) (a)(b)	30,447
968,162	Series 2020-BN26, Class XA, 1.21%, 03/15/2063 (Callable 12/15/2029) (a)(b)	51,048
1,515,770	Series 2020-BN28, Class XA, 1.76%, 03/15/2063 (Callable 07/15/2030) (a)(b)	132,752
995,538	Series 2023-BNK45, Class XA, 0.99%, 02/15/2056 (Callable 10/15/2032) (a)(b)	62,504
	BBCMS Mortgage Trust
90,000	Series 2022-C15, Class A5, 3.66%, 04/15/2055 (Callable 04/15/2032) (b)	81,400
100,000	Series 2022-C16, Class A5, 4.60%, 06/15/2055 (Callable 06/15/2032) (b)	97,250
125,000	Series 2022-C18, Class A4, 5.44%, 12/15/2055 (Callable 12/15/2032) (b)	128,860
40,000	Series 2022-C18, Class A5, 5.71%, 12/15/2055 (Callable 12/15/2032) (b)	41,936
999,690	Series 2024-C24, Class XA, 1.63%, 02/15/2057 (Callable 11/15/2033) (a)(b)	109,705
145,000	Series 2024-C24, Class A5, 5.42%, 02/15/2057 (Callable 02/15/2034)	149,529
	Benchmark Mortgage Trust
1,251,528	Series 2019-B10, Class XA, 1.19%, 03/15/2062 (Callable 01/15/2029) (a)(b)	62,478
216,196	Series 2019-B11, Class A2, 3.41%, 05/15/2052 (Callable 06/15/2029)	215,064
957,589	Series 2019-B12, Class XA, 1.02%, 08/15/2052 (Callable 05/15/2029) (a)(b)	31,821
382,521	Series 2020-B18, Class XA, 1.78%, 07/15/2053 (Callable 05/15/2030) (a)(b)	23,899
748,454	Series 2020-B22, Class XA, 1.51%, 01/15/2054 (Callable 11/15/2030) (a)(b)	57,764
1,834,986	Series 2023-B39, Class XA, 0.57%, 07/15/2056 (Callable 03/15/2033) (a)(b)	75,226
999,491	Series 2023-B40, Class XA, 1.15%, 12/15/2056 (Callable 10/15/2033) (a)(b)	66,637
250,000	Benefit Street Partners CLO XXXI, Ltd., Series 2023-31A, Class B1, 7.67% (3 mo. Term SOFR + 2.35%), 04/25/2036 (Callable 04/25/2025) (c)	251,324
104,241	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056 (Callable 12/25/2024) (b)(c)	90,398

Par		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	BRAVO Residential Funding Trust
268,073	Series 2021-C, Class A1, 1.62%, 03/01/2061 (Callable 04/25/2024) (c)(f)	$254,758
58,078	Series 2021-NQM1, Class A1, 0.94%, 02/25/2049 (Callable 02/25/2026) (b)(c)	51,606
44,342	Series 2021-NQM2, Class A1, 0.97%, 03/25/2060 (Callable 07/25/2024) (b)(c)	41,444
85,000	BX Trust, Series 2024-PAT, Class A, 7.34% (1 mo. Term SOFR + 2.09%), 03/15/2026 (c)	85,068
100,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class C, 7.07% (1 mo. Term SOFR + 1.75%), 12/15/2037 (c)	100,009
3,852	Chase Mortgage Finance Trust, Series 2007-A1, Class 4A1, 5.70%, 02/25/2037 (Callable 10/25/2028) (b)	3,732
	Citigroup Commercial Mortgage Trust
296,312	Series 2016-P3, Class A4, 3.33%, 04/15/2049 (Callable 04/15/2026)	282,598
505,000	Series 2016-P4, Class A4, 2.90%, 07/10/2049 (Callable 07/10/2026)	474,575
29,056	Citigroup Financial Products, Inc., Series 2018-RP1, Class A1, 3.00%, 09/25/2064 (Callable 01/25/2052) (b)(c)	28,084
	COLT Mortgage Loan Trust
59,356	Series 2020-2R, Class A1, 1.33%, 10/26/2065 (Callable 04/25/2024) (b)(c)	53,259
280,082	Series 2020-RPL1, Class A1, 1.39%, 01/25/2065 (Callable 04/25/2024) (b)(c)	233,781
141,366	Series 2021-1, Class A1, 0.91%, 06/25/2066 (Callable 04/25/2024) (b)(c)	116,044
262,841	Series 2021-3, Class A1, 0.96%, 09/27/2066 (Callable 04/25/2024) (b)(c)	212,249
335,447	Series 2021-HX1, Class A1, 1.11%, 10/25/2066 (Callable 04/25/2024) (b)(c)	279,182
399,390	Series 2022-1, Class A1, 2.28%, 12/27/2066 (Callable 04/25/2024) (b)(c)	349,079
83,679	Series 2022-4, Class A1, 4.30%, 03/25/2067 (Callable 04/25/2025) (b)(c)	81,806
	COMM Mortgage Trust
120,000	Series 2013-300P, Class A1, 4.35%, 08/10/2030 (Callable 08/10/2024) (c)	112,988
100,000	Series 2022-HC, Class C, 3.38%, 01/10/2039 (Callable 01/10/2027) (c)	87,593
100,000	Series 2022-HC, Class A, 2.82%, 01/10/2039 (Callable 01/10/2027) (c)	90,450
	Connecticut Avenue Securities Trust
45,988	Series 2022-R08, Class 1M1, 7.87% (30 day avg SOFR US + 2.55%), 07/25/2042 (Callable 07/25/2027) (c)	47,231
88,259	Series 2023-R03, Class 2M1, 7.82% (30 day avg SOFR US + 2.50%), 04/25/2043 (Callable 04/25/2028) (c)	90,032
64,842	Series 2023-R04, Class 1M1, 7.62% (30 day avg SOFR US + 2.30%), 05/25/2043 (Callable 05/25/2028) (c)	66,216
181,349	Series 2023-R05, Class 1M1, 7.22% (30 day avg SOFR US + 1.90%), 06/25/2043 (Callable 06/25/2028) (c)	183,572
70,000	Series 2024-R02, Class 1M2, 7.12% (30 day avg SOFR US + 1.80%), 02/25/2044 (Callable 02/25/2029) (c)	70,395

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Countrywide Home Loans, Inc.
4,259	Series 2004-HYB6, Class A2, 5.28%, 11/20/2034 (Callable 04/20/2024) (b)	$3,998
57,206	Series 2005-11, Class 6A1, 6.04% (1 mo. Term SOFR + 0.71%), 03/25/2035 (Callable 04/25/2024)	36,614
133,828	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class ASB, 2.96%, 01/15/2049 (Callable 05/15/2026)	130,812
	CSMC Trust
21,793	Series 2017-FHA1, Class A1, 3.25%, 04/25/2047 (Callable 09/25/2042) (b)(c)	19,747
94,474	Series 2020-NET, Class A, 2.26%, 08/15/2037 (c)	87,882
87,705	Series 2020-NQM1, Class A1, 1.21%, 05/25/2065 (Callable 04/25/2024) (c)(f)	79,919
183,362	Series 2020-RPL4, Class A1, 2.00%, 01/25/2060 (Callable 08/25/2046) (b)(c)	160,579
164,181	Series 2021-NQM2, Class A1, 1.18%, 02/25/2066 (Callable 04/25/2024) (b)(c)	142,788
127,088	Series 2021-NQM5, Class A1, 0.94%, 05/25/2066 (Callable 07/25/2024) (b)(c)	102,629
321,495	Series 2021-NQM6, Class A1, 1.17%, 07/25/2066 (Callable 09/25/2024) (b)(c)	263,332
170,351	Series 2021-NQM8, Class A1, 1.84%, 10/25/2066 (Callable 11/25/2024) (b)(c)	148,588
94,317	Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (Callable 04/25/2024) (b)(c)	91,755
441,184	Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (Callable 01/25/2025) (b)(c)	387,093
	DBGS Mortgage Trust
11,076,483	Series 2018-C1, Class XA, 0.20%, 10/15/2051 (Callable 07/15/2028) (a)(b)	79,715
215,000	Series 2018-C1, Class A4, 4.47%, 10/15/2051 (Callable 10/15/2028)	201,569
	DBJPM Mortgage Trust
143,984	Series 2016-C1, Class ASB, 3.04%, 05/10/2049 (Callable 04/10/2026)	140,492
475,000	Series 2016-C3, Class A5, 2.89%, 08/10/2049 (Callable 08/10/2026)	446,522
307,125	Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 06/15/2030) (a)(b)	16,615
90,000	DC Commercial Mortgage Trust, Series 2024-HLTN, Class A, 5.73%, 04/13/2028 (b)(c)	90,292
55,445	Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066 (Callable 04/25/2024) (b)(c)	47,963
	Ellington Financial Mortgage Trust
62,280	Series 2021-2, Class A1, 0.93%, 06/25/2066 (Callable 06/25/2024) (b)(c)	50,338
200,796	Series 2022-1, Class A1, 2.21%, 01/25/2067 (Callable 02/25/2025) (b)(c)	171,354
	FirstKey Homes Trust
114,167	Series 2022-SFR1, Class A, 4.15%, 05/19/2039 (c)	111,180
482,043	Series 2022-SFR2, Class A, 4.25%, 07/17/2039 (c)	466,797
	GCAT Trust
96,885	Series 2021-NQM1, Class A1, 0.87%, 01/25/2066 (Callable 04/25/2024) (b)(c)	81,681

Par		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
121,880	Series 2021-NQM2, Class A1, 1.04%, 05/25/2066 (Callable 04/25/2024) (b)(c)	$100,746
159,922	Series 2021-NQM3, Class A1, 1.09%, 05/25/2066 (Callable 06/25/2024) (b)(c)	133,405
225,299	Series 2021-NQM4, Class A1, 1.09%, 08/25/2066 (Callable 09/25/2024) (b)(c)	182,966
117,523	Series 2021-NQM7, Class A1, 1.92%, 08/25/2066 (Callable 07/25/2035) (b)(c)	102,764
	GS Mortgage Securities Trust
145,000	Series 2012-BWTR, Class A, 2.95%, 11/05/2034 (Callable 11/05/2024) (c)	109,043
35,000	Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	33,422
1,427,582	Series 2020-GC45, Class XA, 0.66%, 02/13/2053 (Callable 10/13/2029) (a)(b)	39,762
425,000	Series 2024-70P, Class A, 5.13%, 03/10/2041 (b)(c)	422,082
220,000	Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.52% (1 mo. Term SOFR + 1.20%), 05/15/2038 (c)	219,350
465,000	Highbridge Loan Management Ltd., Series 2024-19A, Class A1, 0.00% (3 mo. Term SOFR + 1.57%), 04/15/2037 (c)	465,000
25,081	HUD Office of the Secretary, Series 2013-37, Class LG, 2.00%, 01/20/2042	23,741
	Imperial Fund Mortgage Trust
127,819	Series 2021-NQM2, Class A1, 1.07%, 09/25/2056 (Callable 08/25/2024) (b)(c)	104,684
434,503	Series 2022-NQM2, Class A1, 3.64%, 03/25/2067 (Callable 03/25/2025) (c)(f)	405,900
90,000	JPMBB Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, 01/16/2037 (Callable 01/16/2025) (c)	77,254
	Legacy Mortgage Asset Trust
121,953	Series 2021-GS3, Class A1, 1.75%, 07/25/2061 (Callable 04/25/2024) (c)(f)	118,340
70,191	Series 2021-GS4, Class A1, 1.65%, 11/25/2060 (Callable 04/25/2024) (c)(f)	68,126
407,933	Life Mortgage Trust US, Series 2021-BMR, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 03/15/2038 (c)	403,646
260,000	MF1, Ltd., Series 2022-FL8, Class AS, 7.08% (1 mo. Term SOFR + 1.75%), 02/19/2037 (Callable 04/17/2024) (c)	256,088
	MFRA Trust
19,424	Series 2020-NQM3, Class A1, 1.01%, 01/26/2065 (Callable 04/25/2024) (b)(c)	17,835
64,454	Series 2021-NQM1, Class A1, 1.15%, 04/25/2065 (Callable 04/25/2024) (b)(c)	58,881
90,444	Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (Callable 07/25/2024) (b)(c)	78,195
	Mill City Mortgage Loan Trust
25,782	Series 2017-3, Class A1, 2.75%, 01/25/2061 (Callable 06/25/2036) (b)(c)	25,344
29,854	Series 2018-1, Class A1, 3.25%, 05/25/2062 (Callable 06/25/2036) (b)(c)	29,145
22,563	Series 2018-2, Class A1, 3.50%, 05/25/2058 (Callable 01/25/2041) (b)(c)	22,235
149,620	Series 2019-GS1, Class A1, 2.75%, 07/25/2059 (Callable 09/25/2050) (b)(c)	143,009

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
50,794	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 6.46% (1 mo. Term SOFR + 1.13%), 10/25/2033 (Callable 04/25/2024)	$50,280
175,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049 (Callable 05/15/2026)	167,000
235,762	MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/2056 (Callable 09/15/2033) (a)(b)	15,640
250,000	New Economy Assets LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061 (Callable 10/20/2024) (c)	219,374
	New Residential Mortgage Loan Trust
28,428	Series 2016-2A, Class A1, 3.75%, 11/26/2035 (Callable 05/25/2031) (b)(c)	26,714
25,861	Series 2016-4A, Class A1, 3.75%, 11/25/2056 (Callable 03/25/2035) (b)(c)	24,122
19,234	Series 2017-4A, Class A1, 4.00%, 05/25/2057 (Callable 12/25/2030) (b)(c)	18,239
17,115	Series 2017-5A, Class A1, 6.94% (1 mo. Term SOFR + 1.61%), 06/25/2057 (Callable 07/25/2030) (c)	17,138
70,003	Series 2018-1A, Class A1A, 4.00%, 12/25/2057 (Callable 06/25/2034) (b)(c)	66,569
147,897	Series 2018-3A, Class A1, 4.50%, 05/25/2058 (Callable 10/25/2035) (b)(c)	142,574
58,246	Series 2018-4A, Class A1S, 6.19% (1 mo. Term SOFR + 0.86%), 01/25/2048 (Callable 02/25/2029) (c)	56,620
105,774	Series 2019-3A, Class A1A, 3.75%, 11/25/2058 (Callable 07/25/2034) (b)(c)	99,486
74,150	Series 2019-5A, Class A1B, 3.50%, 08/25/2059 (Callable 02/25/2036) (b)(c)	69,018
20,614	Series 2019-NQM4, Class A1, 2.49%, 09/25/2059 (Callable 04/25/2024) (b)(c)	19,077
51,742	Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (Callable 05/25/2024) (b)(c)	47,201
257,519	Series 2021-NQM3, Class A1, 1.16%, 11/27/2056 (Callable 04/25/2024) (b)(c)	217,360
398,979	Series 2022-NQM1, Class A1, 2.28%, 04/25/2061 (Callable 04/25/2024) (b)(c)	345,563
175,000	NJ Trust 2023-GSP, Series 2023-GSP, Class A, 6.48%, 01/06/2029 (b)(c)	183,206
262,257	NMLT Trust, Series 2021-INV1, Class A1, 1.19%, 05/25/2056 (Callable 05/25/2024) (b)(c)	217,974
	OBX Trust
150,663	Series 2021-NQM1, Class A1, 1.07%, 02/25/2066 (Callable 04/25/2024) (b)(c)	128,653
162,477	Series 2021-NQM3, Class A1, 1.05%, 07/25/2061 (Callable 08/25/2024) (b)(c)	126,925
356,318	Series 2022-NQM1, Class A1, 2.31%, 11/25/2061 (Callable 01/25/2025) (b)(c)	307,406
	Pretium Mortgage Credit Partners LLC
145,981	Series 2021-NPL2, Class A1, 1.99%, 06/27/2060 (Callable 04/27/2024) (c)(f)	141,958
123,951	Series 2021-NPL3, Class A1, 1.87%, 07/25/2051 (Callable 04/25/2024) (c)(f)	120,047
225,239	Series 2021-RN1, Class A1, 1.99%, 02/25/2061 (Callable 06/25/2024) (c)(f)	220,268
112,601	Series 2021-RN2, Class A1, 1.74%, 07/25/2051 (Callable 04/25/2024) (c)(f)	109,199

Par		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Progress Residential Trust
397,382	Series 2021-SFR1, Class A, 1.05%, 04/17/2038 (c)	$365,126
370,307	Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (c)	342,625
327,529	Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (c)	297,977
108,243	Series 2022-SFR3, Class A, 3.20%, 04/17/2039 (Callable 04/17/2025) (c)	101,924
298,791	Series 2022-SFR4, Class A, 4.44%, 05/17/2041 (c)	290,707
98,544	Series 2022-SFR5, Class A, 4.45%, 06/17/2039 (c)	96,160
143,987	Series 2022-SFR7, Class A, 4.75%, 10/27/2039 (c)	141,702
	PRPM Trust
43,610	Series 2020-6, Class A1, 5.36%, 11/25/2025 (Callable 04/25/2024) (c)(f)	43,694
94,590	Series 2021-3, Class A1, 1.87%, 04/25/2026 (Callable 04/25/2024) (c)(f)	93,130
165,307	Series 2021-4, Class A1, 1.87%, 04/25/2026 (Callable 04/25/2024) (c)(f)	161,666
158,796	Series 2021-5, Class A1, 1.79%, 06/25/2026 (Callable 04/25/2024) (c)(f)	155,671
132,806	Series 2021-6, Class A1, 1.79%, 07/25/2026 (Callable 04/25/2024) (c)(f)	129,326
222,406	Series 2021-7, Class A1, 1.87%, 08/25/2026 (Callable 04/25/2024) (c)(f)	215,856
286,626	Series 2021-9, Class A1, 2.36%, 10/25/2026 (Callable 04/25/2024) (c)(f)	280,101
61,714	Seasoned Credit Risk Transfer Trust Series, Series 2019-3, Class MV, 3.50%, 10/25/2058 (Callable 07/25/2045)	55,640
	SG Commercial Mortgage Securities Trust
75,000	Series 2016-C5, Class A4, 3.06%, 10/10/2048 (Callable 07/10/2026)	70,377
355,000	Series 2020-COVE, Class A, 2.63%, 03/15/2037 (c)	324,930
226,867	SGR Residential Mortgage Trust, Series 2021-1, Class A1, 1.16%, 07/25/2061 (Callable 04/25/2024) (b)(c)	183,166
	Starwood Mortgage Residential Trust
16,026	Series 2020-3, Class A1, 1.49%, 04/25/2065 (Callable 04/25/2024) (b)(c)	15,056
112,118	Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 04/25/2024) (b)(c)	98,335
44,031	Series 2021-2, Class A1, 0.94%, 05/25/2065 (Callable 04/25/2024) (b)(c)	39,978
258,463	Series 2021-6, Class A1, 1.92%, 11/25/2066 (Callable 11/25/2024) (b)(c)	217,209
104,459	Toorak Mortgage Corp., Series 2021-1, Class A1, 3.24%, 06/25/2024 (Callable 04/25/2024) (c)(f)	103,464
	Towd Point Mortgage Trust
17,532	Series 2018-1, Class A1, 3.00%, 01/25/2058 (Callable 10/25/2029) (b)(c)	17,083
62,952	Series 2018-2, Class A1, 3.25%, 03/25/2058 (Callable 03/25/2031) (b)(c)	61,054
65,556	Series 2018-3, Class A1, 3.75%, 05/25/2058 (Callable 01/25/2031) (b)(c)	63,178

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
178,664	Series 2019-1, Class A1, 3.75%, 03/25/2058 (Callable 12/25/2027) (b)(c)	$170,411
123,151	Series 2020-4, Class A1, 1.75%, 10/25/2060 (Callable 01/25/2031) (c)	108,760
406,262	Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b)(c)	338,198
3,283	Triangle Re Ltd., Series 2021-3, Class M1A, 7.22% (30 day avg SOFR US + 1.90%), 02/25/2034 (Callable 08/25/2026) (c)	3,284
504,638	Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 04/17/2039 (c)	484,410
325,000	TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/2033 (b)(c)	340,286
	VCAT Asset Securitization LLC
37,013	Series 2021-NPL2, Class A1, 5.12%, 03/27/2051 (Callable 04/25/2024) (c)(f)	36,675
124,185	Series 2021-NPL3, Class A1, 1.74%, 05/25/2051 (Callable 04/25/2024) (c)(f)	120,691
160,019	Series 2021-NPL4, Class A1, 1.87%, 08/25/2051 (Callable 04/25/2024) (c)(f)	155,338
231,847	Series 2021-NPL5, Class A1, 1.87%, 08/25/2051 (Callable 04/25/2024) (c)(f)	226,646
309,532	Series 2021-NPL6, Class A1, 1.92%, 09/25/2051 (Callable 04/25/2024) (c)(f)	301,018
	Vericrest Opportunity Loan Transferee
156,906	Series 2021-CF1, Class A1, 1.99%, 08/25/2051 (Callable 04/25/2024) (c)(f)	151,728
145,029	Series 2021-NPL8, Class A1, 5.12%, 04/25/2051 (Callable 04/25/2024) (c)(f)	141,495
66,574	Series 2021-NPL9, Class A1, 1.99%, 05/25/2051 (Callable 04/25/2024) (c)(f)	64,375
	Verus Securitization Trust
27,593	Series 2019-4, Class A1B, 4.14%, 11/25/2059 (Callable 04/25/2024) (b)(c)	26,921
67,883	Series 2021-2, Class A1, 1.03%, 02/25/2066 (Callable 04/25/2024) (b)(c)	58,874
111,824	Series 2021-4, Class A1, 0.94%, 07/25/2066 (Callable 07/25/2024) (b)(c)	88,908
281,007	Series 2021-5, Class A1, 1.01%, 09/25/2066 (Callable 09/25/2024) (b)(c)	234,732
179,767	Series 2021-8, Class A1, 1.82%, 11/25/2066 (Callable 12/25/2025) (b)(c)	154,728
69,639	Series 2021-R2, Class A1, 0.92%, 02/25/2064 (Callable 04/25/2024) (b)(c)	61,930
271,232	Series 2022-1, Class A1, 2.72%, 01/25/2067 (Callable 01/25/2025) (c)(f)	245,485
265,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A5, 3.15%, 05/15/2048 (Callable 04/15/2025)	257,477

	Total Collateralized Mortgage Obligations (Cost $27,406,259)	24,932,824

	ASSET-BACKED SECURITIES - 8.1%
	Affirm Asset Securitization Trust
145,000	Series 2023-A, Class 1A, 6.61%, 01/18/2028 (Callable 01/15/2025) (c)	145,919
125,000	Series 2024-A, Class A, 5.61%, 02/15/2029 (Callable 02/15/2026) (c)	124,826
210,000	Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.00%, 08/17/2048 (Callable 08/15/2026) (c)	210,028

Par		Value
	ASSET-BACKED SECURITIES (Continued)
125,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class B, 6.09%, 11/12/2027 (Callable 03/12/2026) (c)	$125,373
122,010	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 09/18/2025 (Callable 04/18/2024)	121,815
100,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A B, Class B, 5.37%, 01/21/2031 (Callable 04/20/2028) (c)	99,808
236,911	ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.41%, 02/17/2032 (Callable 08/15/2026) (c)	236,410
4,877	Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 07/15/2030 (Callable 04/15/2024) (c)	4,871
	Avis Budget Car Rental LLC
140,000	Series 2023-7A, Class A, 5.90%, 08/21/2028 (c)	141,999
110,000	Series 2024-1A, Class A, 5.36%, 06/20/2030 (Callable 06/20/2029) (c)	110,886
165,000	Series 2024-3A, Class A, 5.23%, 12/20/2030 (c)	165,421
450,000	Bain Capital Credit CLO, Series 2017-2A, Class AR2, 6.77% (3 mo. Term SOFR + 1.44%), 07/25/2034 (Callable 04/25/2024) (c)	450,430
315,000	Battalion CLO XXV Ltd., Series 2024-25, Class B, 7.47% (3 mo. Term SOFR + 2.20%), 03/13/2037 (Callable 04/20/2026) (c)	314,733
21,098	BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/2034 (Callable 11/17/2027) (c)	20,603
260,000	BlueMountain CLO Ltd., Series 2019-24A, Class AR, 6.68% (3 mo. Term SOFR + 1.36%), 04/20/2034 (Callable 04/20/2024) (c)	260,087
318,146	Carvana Auto Receivables Trust, Series 2022-P2, Class A3, 4.13%, 04/12/2027 (Callable 12/10/2027)	314,590
	CF Hippolyta Issuer LLC
89,945	Series 2020-1, Class A1, 1.69%, 07/15/2060 (Callable 04/15/2024) (c)	84,151
87,425	Series 2020-1, Class A2, 1.99%, 07/15/2060 (Callable 07/15/2024) (c)	75,321
94,245	Series 2021-1A, Class A1, 1.53%, 03/15/2061 (Callable 04/15/2024) (c)	85,329
107,484	Series 2022-1A, Class A1, 5.97%, 08/15/2062 (c)	104,990
200,997	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.65%, 05/15/2035 (Callable 03/15/2026) (c)	201,297
65,000	CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 05/15/2027)	64,512
216,558	CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91%, 08/16/2027 (Callable 11/15/2026) (c)	216,713
140,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68%, 03/15/2034 (c)	140,675
601,163	DB Master Finance Parent LLC, Series 2021-1A, Class A23, 2.79%, 11/20/2051 (Callable 11/20/2027) (c)	505,054
110,000	DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 02/22/2028 (Callable 10/20/2027) (c)	111,136

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	ASSET-BACKED SECURITIES (Continued)
	Domino’s SPV Guarantor LLC
180,025	Series 2018-1A, Class A2I, 4.12%, 07/25/2048 (Callable 04/25/2024) (c)	$175,292
72,000	Series 2019-1A, Class A2, 3.67%, 10/25/2049 (Callable 10/25/2026) (c)	66,445
481,388	Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (Callable 10/25/2025) (c)	429,406
110,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.41%, 02/15/2029 (Callable 03/15/2027) (c)	109,450
285,000	Elmwood CLO 19, Ltd., Series 2022-6A, Class BR, 7.72% (3 mo. Term SOFR + 2.40%), 10/17/2036 (Callable 10/17/2025) (c)	286,916
250,000	Elmwood CLO 23, Ltd., Series 2023-2A, Class B, 7.56% (3 mo. Term SOFR + 2.25%), 04/16/2036 (Callable 04/16/2025) (c)	251,435
	Enterprise Fleet Financing
145,000	Series 2023-1, Class A3, 5.42%, 10/22/2029 (Callable 10/20/2026) (c)	145,669
60,000	Series 2024-1, Class A3, 5.16%, 09/20/2030 (Callable 09/20/2027) (c)	59,942
	Exeter Automobile Receivables Trust
49,884	Series 2019-4A, Class D, 2.58%, 09/15/2025 (Callable 06/15/2024) (c)	49,609
24,618	Series 2020-1A, Class D, 2.73%, 12/15/2025 (Callable 09/15/2024) (c)	24,389
89,484	Series 2022-4A, Class B, 4.57%, 01/15/2027 (Callable 10/15/2026)	89,214
62,000	Series 2022-6A, Class B, 6.03%, 08/16/2027 (Callable 01/15/2027)	62,050
60,000	Series 2023-3A, Class B, 6.11%, 09/15/2027 (Callable 01/15/2028)	60,180
	Flagship Credit Auto Trust
204,000	Series 2022-3, Class B, 4.69%, 07/17/2028 (Callable 01/15/2027) (c)	200,925
53,000	Series 2023-1, Class B, 5.05%, 01/18/2028 (Callable 07/15/2027) (c)	52,494
136,000	Series 2023-2, Class B, 5.21%, 05/15/2028 (Callable 02/15/2028) (c)	134,450
40,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class B, 4.92%, 01/15/2027 (Callable 01/15/2027) (c)	39,732
55,000	GreatAmerica Leasing Receivables, Series 2024-1, Class B, 5.18%, 12/16/2030 (Callable 02/15/2028) (c)	54,960
300,000	GTP Acquisition Partners I LLC, Series 2015-1-2, 3.48%, 06/16/2025 (Callable 05/02/2024) (c)	292,600
370,000	Hertz Vehicle Financing LLC, Series 2023-3A, Class A, 5.94%, 02/25/2028 (c)	376,178
420,000	Madison Park Funding Ltd., Series 2024-67A, Class A1, 0.00% (3 mo. Term SOFR + 1.51%), 04/25/2037 (c)	420,000
	Navient Private Education Refi Loan Trust
99,910	Series 2021-EA, Class A, 0.97%, 12/16/2069 (Callable 12/15/2029) (c)	86,499
166,173	Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 05/15/2030) (c)	142,131
209,437	Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2032) (c)	210,602
280,000	Octagon Investment Partners Ltd., Series 2023-2A, Class B, 7.67% (3 mo. Term SOFR + 2.35%), 04/20/2036 (Callable 04/20/2025) (c)	281,469

Par		Value
	ASSET-BACKED SECURITIES (Continued)
315,000	Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 09/15/2048 (Callable 09/15/2028) (c)	$305,243
	RR, Ltd.
420,000	Series 2022-23A, Class A2R, 7.96% (3 mo. Term SOFR + 2.65%), 10/15/2035 (Callable 07/15/2025) (c)	423,668
250,000	Series 2023-26A, Class A2, 7.56% (3 mo. Term SOFR + 2.25%), 04/15/2038 (Callable 04/15/2025) (c)	250,869
	Santander Drive Auto Receivables Trust
115,000	Series 2023-1, Class B, 4.98%, 02/15/2028 (Callable 05/15/2026)	114,252
190,000	Series 2023-3, Class B, 5.61%, 07/17/2028 (Callable 12/15/2026)	190,586
195,000	Series 2023-4, Class B, 5.77%, 12/15/2028 (Callable 02/15/2027)	196,572
155,000	SBA Tower Trust, Series 2019-1, 2.84%, 01/15/2025 (Callable 05/02/2024) (c)	151,310
70,000	SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.24%, 01/22/2029 (Callable 11/20/2026) (c)	69,908
155,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A4, 5.47%, 12/20/2029 (Callable 06/20/2027) (c)	156,734
	Sound Point CLO Ltd.
27,125	Series 2013-2RA, Class A1, 6.53% (3 mo. Term SOFR + 1.21%), 04/15/2029 (Callable 04/15/2024) (c)	27,125
410,000	Series 2021-1A, Class A, 6.66% (3 mo. Term SOFR + 1.33%), 04/25/2034 (Callable 04/25/2024) (c)	407,271
	Stack Infrastructure Issuer LLC
180,000	Series 2023-2A, Class A2, 5.90%, 07/25/2048 (Callable 06/25/2026) (c)	177,963
100,000	Series 2024-1A, Class A2, 5.90%, 03/25/2049 (Callable 03/25/2027) (c)	100,485
100,000	Summit Issuer LLC, Series 2020-1A, Class A2, 2.29%, 12/20/2050 (Callable 12/20/2024) (c)	93,328
725,085	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (Callable 02/25/2026) (c)	631,688
250,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class B, 7.62% (3 mo. Term SOFR + 2.30%), 04/20/2036 (Callable 04/20/2025) (c)	251,056
405,000	THL Credit Wind River CLO Ltd., Series 2020-1A, Class A, 7.01% (3 mo. Term SOFR + 1.69%), 10/20/2033 (Callable 04/20/2024) (c)	405,013
37,492	Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.48%, 08/17/2026 (Callable 01/15/2026) (c)	37,503
410,000	Venture CDO Ltd., Series 2021-42A, Class A1A, 6.71% (3 mo. Term SOFR + 1.39%), 04/15/2034 (Callable 04/15/2024) (c)	410,193
369,442	Wellfleet CLO Ltd., Series 2019-XA, Class A1R, 6.75% (3 mo. Term SOFR + 1.43%), 07/20/2032 (Callable 04/20/2024) (c)	369,258
74,995	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (Callable 06/15/2024) (c)	70,946
	Westlake Automobile Receivables Trust
225,000	Series 2022-2A, Class B, 4.31%, 09/15/2027 (Callable 04/15/2026) (c)	223,071

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Par		Value
	ASSET-BACKED SECURITIES (Continued)
60,000	Series 2023-1A, Class B, 5.41%, 01/18/2028 (Callable 08/15/2026) (c)	$59,865
197,000	Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 06/05/2024) (c)	179,223
100,000	World Omni Auto Receivables Trust, Series 2023-A, Class B, 5.03%, 05/15/2029 (Callable 09/15/2026)	99,509

	Total Asset-Backed Securities (Cost $13,926,592)	13,941,653

Par
	MUNICIPAL BONDS - 1.6%
101,882	Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, 6.90%, 12/01/2040	115,254
20,000	Chicago Transit Authority Sales Tax Receipts Fund, 3.91%, 12/01/2040	17,303
178,045	Commonwealth of Massachusetts, 4.11%, 07/15/2031	175,949
	County of Riverside CA
345,000	2.96%, 02/15/2027	329,105
345,000	3.07%, 02/15/2028	326,795
110,000	Dallas Fort Worth International Airport, Series A, 4.51%, 11/01/2051 (Callable 11/01/2032)	101,372
125,000	District of Columbia, 3.43%, 04/01/2042 (Obligor: National Public Radio Inc)	100,413
	Metropolitan Transportation Authority
255,000	5.18%, 11/15/2049	237,394
100,000	5.00%, 11/15/2050 (Callable 05/15/2030)	104,022
265,000	New York Transportation Development Corp., 4.25%, 09/01/2035 (Obligor: Research Fndtn Of St Univ)	257,169
355,000	Philadelphia Authority for Industrial Development, 6.55%, 10/15/2028	381,472
35,000	Regents of the University of California Medical Center Pooled Revenue, 6.55%, 05/15/2048	39,792
250,000	State Board of Administration Finance Corp., 1.26%, 07/01/2025	238,400
60,000	State of California, 7.30%, 10/01/2039	70,697
225,000	Texas Natural Gas Securitization Finance Corp., 5.10%, 04/01/2035	227,164

	Total Municipal Bonds (Cost $2,891,887)	2,722,301

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.5%
	Bermuda Government International Bond
200,000	2.38%, 08/20/2030 (Callable 05/20/2030)	167,860
200,000	5.00%, 07/15/2032 (Callable 04/15/2032) (c)	192,900
200,000	Chile Government International Bond, 4.95%, 01/05/2036 (Callable 10/05/2035)	193,955
	Hungary Government International Bond
200,000	6.13%, 05/22/2028 (c)	205,099
200,000	5.50%, 03/26/2036 (c)	194,538
	Mexico Government International Bond
200,000	3.50%, 02/12/2034 (Callable 11/12/2033)	166,943
640,000	6.00%, 05/07/2036 (Callable 02/07/2036)	641,974

Par		Value
	FOREIGN GOVERNMENT DEBT OBLIGATIONS (Continued)
	Romanian Government International Bond
302,000	5.88%, 01/30/2029 (c)	$302,602
338,000	3.00%, 02/14/2031	284,234
108,000	6.38%, 01/30/2034 (c)	109,723
200,000	Saudi Government International Bond, 5.75%, 01/16/2054 (c)	198,540

	Total Foreign Government Debt Obligations (Cost $2,748,474)	2,658,368

Units
	SHORT-TERM INVESTMENTS - 12.0%
	Investments Purchased with Proceeds from Securities Lending - 6.7%
11,531,788	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (g)	11,531,788

Shares
	Money Market Funds - 5.3%
9,067,969	JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (g)	9,067,969

	Total Short-Term Investments (Cost $20,599,757)	20,599,757

	Total Investments - 127.1% (Cost $232,762,234)	218,913,688
	Liabilities in Excess of Other Assets - (27.1)%	(46,650,241)

	TOTAL NET ASSETS - 100.0%	$172,263,447

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG	-	Aktiengesellschaft
ASA	-	Advanced Subscription Agreement
CMT	-	Constant Maturity Treasury Rate
PLC	-	Public Limited Company
SA	-	Sociedad Anónima
SOFR	-	Secured Overnight Financing Rate
(a)	Interest only security.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.
(c)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $43,105,065 or 25.0% of the Fund’s net assets.
(d)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $11,283,546 which represented 6.6% of net assets.
(e)	Represents less than 0.05% of net assets.
(f)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(g)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(h)	All or a portion of this security is held as collateral for certain swap and futures contracts. The approximate value of the portion of this security held as collateral is $958,042.

See notes to financial statements.

GuideMark Core Fixed Income Fund

SCHEDULE OF OPEN FUTURES CONTRACTS

March 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Future	15	06/28/2024	$3,067,266	$(2,816)

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Note Future	(6)	06/18/2024	$(664,781)	$(2,132)
U.S. Treasury Long Bond Future	(11)	06/18/2024	(1,324,813)	(14,970)
U.S. Treasury Ultra 10 Year Note Future	(30)	06/18/2024	(3,438,281)	(18,261)
U.S. Treasury Ultra Bond Future	(24)	06/18/2024	(3,096,000)	(30,264)

				$(65,627)

Total Unrealized Appreciation (Depreciation)				$(68,443)

GuideMark Core Fixed Income Fund

SCHEDULE OF INTEREST RATE SWAP CONTRACTS

March 31, 2024

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Counterparty	Maturity Date	Notional	Upfront payments (receipts)	Unrealized Appreciation (Depreciation)	Value
2.97%	USD-SOFR-COMPOUND 5.34%	Receive	Annually	Morgan Stanley	03/15/2053	$990,000	$3,089	$112,810	$115,899
1.56%	USD-SOFR-COMPOUND 5.34%	Receive	Annually	Morgan Stanley	12/15/2051	565,000	(3,248)	206,485	203,237
2.88%	USD-SOFR-COMPOUND 5.34%	Receive	Annually	Morgan Stanley	03/15/2053	310,000	3,502	37,697	41,199
3.59%	USD-SOFR-COMPOUND 5.34%	Receive	Annually	Morgan Stanley	09/20/2053	680,000	2,870	1,573	4,443

Total Interest Rate Swaps							$6,213	$358,565	$364,778

GuidePath Growth Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	INVESTMENT COMPANIES - 99.0%
	Domestic Equity Funds - 74.4%
1,492,800	AMCAP Fund - Class F-3	$63,518,638
526,937	American Funds - New Economy Fund - Class F-3	31,732,134
520,904	American Funds - New Perspective Fund - Class F-3	31,587,629
673,176	American Funds - Smallcap World Fund, Inc. - Class F-3	47,169,465
1,119,428	American Funds - The Growth Fund of America - Class F-3	79,624,901
805,090	American Funds Fundamental Investors - Class F-3	63,980,477
21,212	Invesco QQQ Trust Series 1 (a)	9,418,340
768,945	iShares Core S&P Small-Cap ETF (a)	84,983,801
1,900,170	Schwab U.S. Large-Cap ETF (a)	117,924,550
852,513	Schwab U.S. Large-Cap Growth ETF (a)	79,045,005
190,658	SPDR S&P 600 Small Cap Growth ETF (a)	16,631,097
729,185	Vanguard Russell 1000 Growth ETF (a)	63,198,464
119,538	Vanguard Russell 2000 Growth (a)	23,560,940
477,118	Vanguard S&P 500 ETF	229,350,623
63,557	Vanguard Value ETF (a)	10,350,893

		952,076,957

	Emerging Market Equity Funds - 6.0%
1,475,074	iShares Core MSCI Emerging Markets ETF	76,113,819

	International Equity Funds - 16.3%
44,265	iShares Core MSCI Europe ETF (a)	2,560,730
360,398	iShares MSCI ACWI ETF	39,690,632
314,181	JPMorgan BetaBuilders Canada ETF (a)	20,990,433
201,793	Vanguard FTSE All World ex-US Small-Cap ETF (a)	23,577,494
2,435,390	Vanguard FTSE Developed Markets ETF (a)	122,183,516

		209,002,805

	Real Estate Funds - 2.3%
255,985	Vanguard Global ex-U.S. Real Estate ETF	10,787,208
215,686	Vanguard Real Estate ETF (a)	18,652,525

		29,439,733

	Total Investment Companies (Cost $827,922,510)	1,266,633,314

Units		Value
	SHORT-TERM INVESTMENTS - 12.6%
	Investments Purchased with Proceeds from Securities Lending - 11.6%
148,573,145	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (b)	$148,573,145

Shares
	Money Market Funds - 1.0%
12,311,097	JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (b)	12,311,097

	Total Short-Term Investments (Cost $160,884,242)	160,884,242

	Total Investments - 111.6% (Cost $988,806,752)	1,427,517,556
	Liabilities in Excess of Other Assets - (11.6)%	(147,905,727)

	TOTAL NET ASSETS - 100.0%	$1,279,611,829

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $145,216,596 which represented 11.3% of net assets.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

See notes to financial statements.

GuidePath Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	INVESTMENT COMPANIES - 98.8%
	Alternative Funds - 1.7%
202,236	SPDR Gold MiniShares Trust (a)(b)	$8,908,496

	Domestic Equity Funds - 23.3%
241,919	American Funds - Mutual Fund - Class F-3	13,148,272
211,494	American Funds - Washington Mutual Investors Fund - Class F-3	13,146,468
158,804	iShares Core S&P Small-Cap ETF (b)	17,551,018
154,449	iShares MSCI USA Min Vol Factor ETF (b)	12,908,848
108,787	Vanguard High Dividend Yield ETF (b)	13,162,139
73,856	Vanguard S&P 500 ETF	35,502,579
114,563	Vanguard Value ETF (b)	18,657,730

		124,077,054

	Domestic Fixed Income Funds - 46.3%
1,371,999	American Funds - High-Income Trust - Class F-3 - Class F-3	13,130,033
1,858,858	American Funds - The Bond Fund of America - Class F-3	20,967,922
2,249,331	American Funds Multi-Sector Income Fund - Class F-3	20,986,254
37,017	iShares 10+ Year Investment Grade Corporate Bond ETF (b)	1,906,746
206,110	iShares 7-10 Year Treasury Bond ETF (b)	19,510,373
310,081	iShares Broad USD High Yield Corporate Bond ETF (b)	11,345,864
96,479	iShares Broad USD Investment Grade Corporate Bond ETF	4,898,239
214,014	iShares Core U.S. Aggregate Bond ETF (b)	20,960,531
31,975	iShares iBoxx High Yield Corporate Bond ETF (b)	2,485,417
66,880	iShares TIPS Bond ETF	7,183,581
89,699	SPDR Portfolio Short Term Treasury ETF	2,594,095
7,171,166	Vanguard High-Yield Corporate Fund - Class Admiral	38,580,874
78,283	Vanguard Intermediate-Term Corporate Bond ETF (b)	6,302,564
220,927	Vanguard Long-Term Treasury ETF	13,087,715
255,422	Vanguard Mortgage-Backed Securities ETF	11,649,797
27,039	Vanguard Short-Term Corporate Bond ETF (b)	2,090,385
21,863	Vanguard Total Bond Market ETF	1,587,910
923,313	WisdomTree Floating Rate Treasury Fund (b)	46,433,411

		245,701,711

	Emerging Market Equity Funds - 1.5%
159,296	iShares Core MSCI Emerging Markets ETF	8,219,673

	Emerging Markets Fixed Income Funds - 0.8%
58,842	iShares MSCI EAFE Min Vol Factor ETF (b)	4,170,721

	Hybrid Funds - 18.1%
365,704	American Funds - Capital Income Builder, Inc. - Class F-3 - Class F-3	24,941,047
1,029,280	American Funds - The Income Fund of America - Class F-3	24,970,340
339,244	iShares Core Aggressive Allocation ETF	24,920,864
380,240	iShares Core Growth Allocation ETF (b)	21,167,961

		96,000,212

Shares		Value
	International Equity Funds - 5.0%
64,406	iShares Core MSCI Europe ETF (b)	$3,725,887
51,456	JPMorgan BetaBuilders Canada ETF (b)	3,437,775
383,209	Vanguard FTSE Developed Markets ETF (b)	19,225,596

		26,389,258

	International Fixed Income Funds - 1.1%
30,886	iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	2,769,548
59,439	SPDR Bloomberg International Treasury Bond ETF (b)	1,321,923
42,513	Vanguard Total International Bond ETF	2,091,214

		6,182,685

	Real Estate Funds - 1.0%
32,760	Vanguard Global ex-U.S. Real Estate ETF	1,380,506
45,978	Vanguard Real Estate ETF (b)	3,976,178

		5,356,684

	Total Investment Companies (Cost $467,171,273)	525,006,494

Units
	SHORT-TERM INVESTMENTS - 21.3%
	Investments Purchased with Proceeds from Securities Lending - 20.3%
107,830,811	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (c)	107,830,811

Shares
	Money Market Funds - 1.0%
5,209,798	JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (c)	5,209,798

	Total Short-Term Investments (Cost $113,040,609)	113,040,609

	Total Investments - 120.1% (Cost $580,211,882)	638,047,103
	Liabilities in Excess of Other Assets - (20.1)%	(106,967,681)

	TOTAL NET ASSETS - 100.0%	$531,079,422

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $105,517,241 which represented 19.9% of net assets.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

See notes to financial statements.

GuidePath Tactical Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	COMMON STOCKS - 71.0%
	Air Freight & Logistics - 2.7%
130,629	Expeditors International of Washington, Inc.	$15,880,568

	Biotechnology - 8.5%
63,233	Gilead Sciences, Inc.	4,631,817
19,537	Regeneron Pharmaceuticals, Inc. (a)	18,804,167
49,850	United Therapeutics Corp. (a)	11,451,542
37,983	Vertex Pharmaceuticals, Inc. (a)	15,877,274

		50,764,800

	Building Products - 3.2%
92,431	Builders FirstSource, Inc. (a)	19,276,485

	Electric Utilities - 3.2%
62,446	OGE Energy Corp.	2,141,898
238,475	Vistra Corp.	16,609,784

		18,751,682

	Financial Services - 0.7%
185,552	MGIC Investment Corp.	4,148,943

	Food & Staples Retailing - 2.3%
212,871	Sprouts Farmers Market, Inc. (a)(b)	13,725,922

	Household Durables - 7.8%
107,648	DR Horton, Inc.	17,713,478
147,489	PulteGroup, Inc.	17,790,123
174,727	Taylor Morrison Home Corp. (a)	10,862,778

		46,366,379

	Household Products - 3.0%
109,193	Procter & Gamble Co.	17,716,564

	Insurance - 14.6%
226,504	Aflac, Inc.	19,447,634
154,774	Arch Capital Group Ltd. (a)	14,307,309
43,635	Everest Group Ltd.	17,344,912
217,481	Hartford Financial Services Group, Inc.	22,411,417
249,246	Unum Group	13,374,540

		86,885,812

	Interactive Media & Services - 5.7%
100,316	Alphabet, Inc. - Class A (a)	15,140,694
38,850	Meta Platforms, Inc. - Class A	18,864,783

		34,005,477

	Machinery - 1.7%
33,275	Snap-on, Inc.	9,856,721

	Metals & Mining - 2.3%
94,001	Steel Dynamics, Inc. (b)	13,933,768

	Oil, Gas & Consumable Fuels - 2.5%
213,970	CNX Resources Corp. (a)(b)	5,075,368
172,777	PBF Energy, Inc. - Class A	9,946,772

		15,022,140

	Professional Services - 2.9%
119,811	Robert Half, Inc.	9,498,616
58,939	Science Applications International Corp.	7,685,056

		17,183,672

Shares		Value
	Semiconductors & Semiconductor Equipment - 1.1%
7,214	NVIDIA Corp.	$6,518,282

	Software - 5.0%
70,963	Microsoft Corp.	29,855,553

	Technology Hardware, Storage & Peripherals - 3.8%
131,851	Apple, Inc.	22,609,809

	Total Common Stocks (Cost $315,032,188)	422,502,577

	INVESTMENT COMPANIES - 26.8%
	Alternative Funds - 11.9%
916,538	ProShares Ultra S&P500 (b)	71,050,026

	Domestic Equity Funds - 14.9%
168,865	iShares Core S&P 500 ETF	88,777,396

	TOTAL INVESTMENT COMPANIES (Cost $148,241,693)	159,827,422

Units
	SHORT-TERM INVESTMENTS - 16.9%
	Investments Purchased with Proceeds from Securities Lending - 14.9%
88,614,980	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (c)	88,614,980

Shares
	Money Market Funds - 2.0%
12,193,987	JPMorgan US Government Money Market Fund - Class IM, 5.25% (c)	12,193,987

	Total Short-Term Investments (Cost $100,808,967)	100,808,967

	Total Investments - 114.7% (Cost $564,082,848)	683,138,966
	Liabilities in Excess of Other Assets - (14.7)%	(87,778,425)

	TOTAL NET ASSETS - 100.0%	$595,360,541

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $86,793,755 which represented 14.6% of net assets.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

See notes to financial statements.

GuidePath Absolute Return Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	INVESTMENT COMPANIES - 99.0%
	Alternative Funds - 1.0%
26,315	ProShares Investment Grade-Interest Rate Hedged ETF	$2,013,453

	Domestic Equity - 2.7%
362,012	DoubleLine Shiller Enhanced CAPE - Class I	5,379,504

	Domestic Fixed Income Funds - 87.6%
58,005	Blackrock Flexible Income ETF (a)	3,042,942
1,635,403	BlackRock Low Duration Bond Portfolio - Class Institutional	14,685,917
497,064	DoubleLine Core Fixed Income Fund - Class I	4,572,990
866,513	DoubleLine Flexible Income Fund - Class I	7,452,014
1,542,501	DoubleLine Low Duration Bond Fund - Class I	14,777,163
2,341,783	DoubleLine Total Return Bond Fund - Class I	20,420,345
69,169	iShares 7-10 Year Treasury Bond ETF (a)	6,547,538
109,039	iShares High Yield Systematic Bond ETF	5,094,302
41,624	Schwab Short-Term U.S. Treasury ETF	2,006,693
770,548	SPDR Bloomberg Investment Grade Floating Rate ETF	23,755,995
138,788	SPDR Portfolio Short Term Treasury ETF	4,013,749
810,522	T Rowe Price Institutional Floating Rate Fund - Class I	7,667,542
3,412,864	Vanguard High-Yield Corporate Fund - Class Admiral	18,361,207
213,732	Vanguard Intermediate-Term Corporate Bond ETF (a)	17,207,563
398,833	Vanguard Mortgage-Backed Securities ETF (a)	18,190,773
52,190	Vanguard Short-Term Corporate Bond ETF (a)	4,034,809
90,378	Vanguard Total Bond Market ETF	6,564,154

		178,395,696

	Emerging Markets Fixed Income Funds - 4.1%
129,675	Vanguard Emerging Markets Government Bond ETF	8,279,749

	Opportunistic Fixed Income Funds - 3.6%
788,064	BlackRock Strategic Income Opportunities Portfolio - Class Institutional	7,415,682

	Total Investment Companies (Cost $199,731,859)	201,484,084

Units		Value
	SHORT-TERM INVESTMENTS - 24.0%
	Investments Purchased with Proceeds from Securities Lending - 23.1%
47,162,806	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (b)	$47,162,806

Shares
	Money Market Funds - 0.9%
1,901,479	JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (b)	1,901,479

	Total Short-Term Investments (Cost $49,064,285)	49,064,285

	Total Investments - 123.0% (Cost $248,796,144)	250,548,369
	Liabilities in Excess of Other Assets - (23.0)%	(46,790,208)

	TOTAL NET ASSETS - 100.0%	$203,758,161

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $45,963,579 which represented 22.6% of net assets.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

See notes to financial statements.

GuidePath Multi-Asset Income Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	INVESTMENT COMPANIES - 98.9%
	Domestic Equity Funds - 34.7%
48,847	BlackRock High Equity Income Fund - Class Institutional	$1,421,937
242,868	Global X U.S. Preferred ETF	4,896,219
40,109	iShares Select Dividend ETF	4,940,627
84,017	Schwab U.S. Dividend Equity ETF (a)	6,774,291
86,285	SPDR Portfolio S&P 500 High Dividend ETF	3,512,662
54,471	Vanguard High Dividend Yield ETF (a)	6,590,446
1,335	Vanguard S&P 500 ETF	641,735
69,758	WisdomTree U.S. LargeCap Dividend Fund	5,035,830
74,930	WisdomTree U.S. SmallCap Dividend Fund	2,448,712

		36,262,459

	Domestic Fixed Income Funds - 35.0%
31,937	Blackrock Flexible Income ETF (a)	1,675,415
124,361	iShares 0-5 Year High Yield Corporate Bond ETF (a)	5,291,561
45,945	iShares Broad USD Investment Grade Corporate Bond ETF	2,332,628
42,937	iShares Convertible Bond ETF (a)	3,427,661
9,582	iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	1,043,671
13,650	Schwab U.S. TIPS ETF	711,984
15,860	SPDR Portfolio Aggregate Bond ETF (a)	400,941
55,760	SPDR Portfolio Long Term Corporate Bond ETF	1,295,862
39,301	SPDR Portfolio Short Term Treasury ETF	1,136,585
107,110	T Rowe Price Institutional Floating Rate Fund - Class I	1,013,263
1,800,729	Vanguard High-Yield Corporate Fund - Class Admiral	9,687,922
9,837	Vanguard Intermediate-Term Treasury ETF (a)	575,956
40,509	Vanguard Long-Term Treasury ETF	2,399,753
36,337	Vanguard Mortgage-Backed Securities ETF (a)	1,657,331
77,732	WisdomTree Floating Rate Treasury Fund (a)	3,909,142

		36,559,675

	Emerging Market Equity Funds - 6.1%
242,371	iShares Emerging Markets Dividend ETF (a)	6,340,425

	Emerging Markets Fixed Income Funds - 1.9%
30,697	Vanguard Emerging Markets Government Bond ETF	1,960,003

	International Equity Funds - 11.3%
15,650	iShares International Dividend Growth ETF (a)	1,054,184
176,904	iShares International Select Dividend ETF	4,960,388
50,549	SPDR S&P Global Dividend ETF	3,031,929
78,807	SPDR S&P International Dividend ETF	2,770,066

		11,816,567

Shares		Value
	International Fixed Income Funds - 0.6%
13,204	Janus Henderson AAA CLO ETF (a)	$669,971

	Multi-Asset Funds - 5.2%
215,723	Loomis Sayles Global Allocation Fund - Class Y	5,408,181

	Opportunistic Fixed Income Funds - 1.9%
71,711	BlackRock Strategic Income Opportunities Portfolio - Class Institutional	674,802
50,161	iShares Fallen Angels USD Bond ETF (a)	1,347,324

		2,022,126

	Real Estate Funds - 2.2%
26,799	Vanguard Real Estate ETF (a)	2,317,578

	Total Investment Companies (Cost $90,092,619)	103,356,985

Units
	SHORT-TERM INVESTMENTS - 29.6%
	Investments Purchased with Proceeds from Securities Lending - 28.9%
30,226,310	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (b)	30,226,310

Shares
	Money Market Funds - 0.7%
736,410	JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (b)	736,410

	Total Short-Term Investments (Cost $30,962,720)	30,962,720

	Total Investments - 128.5% (Cost $121,055,339)	134,319,705
	Liabilities in Excess of Other Assets - (28.5)%	(29,803,115)

	TOTAL NET ASSETS - 100.0%	$104,516,590

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $29,623,438 which represented 28.3% of net assets.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

See notes to financial statements.

GuidePath Flexible Income Allocation Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	INVESTMENT COMPANIES - 96.7%
	Alternative Funds - 14.0%
224,976	JPMorgan Research Market Neutral Fund - Class I (c)	$3,352,142
2,426,136	Stone Ridge Diversified Alternatives Fund - Class I	25,959,650
560,290	Vanguard Market Neutral Fund - Class Institutional (c)	7,788,031

		37,099,823

	Domestic Equity Funds - 1.5%
128,886	Goldman Sachs US Equity Dividend and Premium Fund - Class Institutional	2,054,436
35,157	JPMorgan Equity Premium Income ETF (a)	2,034,184

		4,088,620

	Domestic Fixed Income Funds - 66.3%
564,832	iShares Broad USD High Yield Corporate Bond ETF (a)	20,667,203
1,681,840	JPMorgan Short Duration Core Plus Fund - Class I	15,355,200
26,516	Schwab Short-Term U.S. Treasury ETF	1,278,336
188,240	SPDR Bloomberg High Yield Bond ETF (a)	17,920,448
210,495	SPDR Bloomberg Short Term High Yield Bond ETF (a)	5,308,684
707,457	SPDR Portfolio Short Term Treasury ETF	20,459,656
6,847,793	Vanguard High-Yield Corporate Fund - Class Admiral	36,841,124
290,803	Vanguard Long-Term Treasury ETF (a)	17,227,170
352,508	Vanguard Short-Term Treasury ETF (a)	20,470,140
579,065	Xtrackers USD High Yield Corporate Bond ETF	20,678,411

		176,206,372

	Emerging Markets Fixed Income Funds - 4.9%
203,846	Vanguard Emerging Markets Government Bond ETF	13,015,567

	Opportunistic Fixed Income Funds - 10.0%
816,016	Eaton Vance Strategic Income Fund - Class I	5,369,387
1,320,880	JPMorgan Income Fund - Class I	11,068,978
1,038,198	JPMorgan Unconstrained Debt Fund - Class I	10,039,371

		26,477,736

	Total Investment Companies (Cost $250,528,565)	256,888,118

Units		Value
	SHORT-TERM INVESTMENTS - 29.2%
	Investments Purchased with Proceeds from Securities Lending - 26.2%
69,623,360	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (b)	$69,623,360

Shares
	Money Market Funds - 3.0%
7,854,726	JPMorgan US Government Money Market Fund - Class IM, 5.25% (b)	7,854,726

	Total Short-Term Investments (Cost $77,478,086)	77,478,086

	Total Investments - 125.9% (Cost $328,006,651)	334,366,204
	Liabilities in Excess of Other Assets - (25.9)%	(68,694,747)

	TOTAL NET ASSETS - 100.0%	$265,671,457

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $67,919,036 which represented 25.6% of net assets.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	Certain GuidePath Funds invest in securities of underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the oustanding shares of each underlying fund, and therefore are potentially illiquid, amount to $3,581,417 or 1.35% of total net assets as of March 31, 2024.

See notes to financial statements.

GuidePath Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2024

Par		Value
	SHORT-TERM INVESTMENTS - 107.7%
	Certificates of Deposits - 50.1%
10,000,000	Bank of America NA, 5.80%, 04/10/2024	$10,000,000
8,000,000	Bank of Montreal, 5.98%, 06/14/2024	8,008,668
10,000,000	Bank of Nova Scotia, 5.90%, 08/21/2024	10,015,337
8,000,000	BNP Paribas, 5.20%, 12/19/2024	7,987,602
10,000,000	BNP Paribas, 5.27%, 10/04/2024	9,988,970
5,000,000	Canadian Imperial Bank of Commerce, 5.84%, 05/13/2024	5,000,000
7,000,000	Canadian Imperial Bank of Commerce, 5.63%, 03/06/2025	7,001,189
3,000,000	Cooperatieve Rabobank UA, 5.62%, 02/04/2025	3,000,786
6,000,000	DG Bank, 5.30%, 06/03/2024	5,997,872
10,000,000	DNB Bank ASA, 5.27%, 04/02/2024	10,000,000
5,000,000	Mitsubishi UFJ Trust & Banking Corp., 5.50%, 08/19/2024	5,000,311
5,000,000	Oversea Chinese Banking Corp., Ltd., 5.48%, 09/11/2024	4,998,885
10,000,000	Royal Bank of Canada, 5.96%, 09/20/2024	10,019,003
10,000,000	Skandinaviska Enskilda Banken, 5.25%, 10/08/2024	9,987,696
10,000,000	Sumitomo Mitsui Banking Corp., 5.50%, 08/07/2024	10,000,744
10,000,000	Svenska Handelsbanken, 5.86%, 10/04/2024	10,017,248
11,000,000	Toronto Dominion Bank, 5.97%, 10/07/2024	11,022,645
2,000,000	Toronto Dominion Bank, 5.95%, 07/02/2024	2,002,947
5,000,000	Westpac Banking Corp, 5.84%, 08/15/2024	5,005,696

		145,055,599

Units
	Investments Purchased with Proceeds from Securities Lending - 19.8%
57,291,250	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (a)	57,291,250

Shares
	Money Market Funds - 8.5%
24,740,943	JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (a)	24,740,943

Par		Value
	U.S. Treasury Bills - 29.3%
10,000,000	5.30%, 04/16/2024 (b)(d)	$9,978,292
3,000,000	5.33%, 04/23/2024 (b)	2,990,315
5,000,000	5.27%, 04/25/2024 (b)	4,982,500
14,000,000	5.27%, 04/30/2024 (b)(d)	13,941,581
5,500,000	5.26%, 05/02/2024 (b)(d)	5,475,431
5,000,000	5.29%, 05/09/2024 (b)	4,972,265
3,000,000	5.31%, 05/21/2024 (b)	2,978,063
16,000,000	5.30%, 05/23/2024 (b)(d)	15,879,129
10,000,000	5.25%, 05/28/2024 (b)(d)	9,916,967
3,000,000	5.31%, 06/13/2024 (b)	2,968,303
5,000,000	5.22%, 06/20/2024 (b)(d)	4,942,094
4,000,000	0.00%, 06/27/2024 (c)	3,949,612
2,000,000	5.11%, 07/11/2024 (b)	1,971,159

		84,945,711

	Total Short-Term Investments (Cost $311,983,692)	312,033,503

	Total Investments - 107.7% (Cost $311,983,692)	312,033,503
	Liabilities in Excess of Other Assets - (7.7)%	(22,223,611)

	TOTAL NET ASSETS - 100.0%	$289,809,892

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ASA	-	Advanced Subscription Agreement
SOFR	-	Secured Overnight Financing Rate
(a)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(b)	The rate shown is the effective yield as of March 31, 2024.
(c)	Zero coupon bonds make no periodic interest payments but are issued at a discount from par value.
(d)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $56,161,605 which represented 19.4% of net assets.

See notes to financial statements.

GuidePath Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS

March 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Arabica Coffee (a)	35	05/20/2024	$2,478,656	$60,387
ASX SPI 200 Index	124	06/20/2024	16,061,894	477,652
Brazilian Real/US Dollar Cross Currency Rate	103	04/30/2024	2,050,215	(9,122)
Brent Crude Oil (a)	138	04/30/2024	12,006,000	529,165
British Pound/US Dollar Cross Currency Rate	237	06/17/2024	18,703,744	(243,573)
CAC40 10 Euro Index	146	04/19/2024	12,953,048	239,279
Copper (a)	117	05/29/2024	11,720,475	(281,100)
Cotton No.2 (a)	61	05/08/2024	2,787,090	(56,981)
Crude Oil (a)	101	04/22/2024	8,400,170	371,371
Dow Jones Industrial Average Index	112	06/21/2024	22,498,560	550,083
Euro STOXX 50 Quanto Index	409	06/21/2024	22,261,115	668,069
Euro-BTP Italian Government Bonds	134	06/06/2024	17,204,842	209,253
French Government Bonds	53	06/06/2024	7,328,662	(3,059)
FTSE 100 Index	63	06/21/2024	6,351,685	129,711
FTSE/MIB Index	63	06/21/2024	11,626,226	440,447
German Stock Index	30	06/21/2024	15,192,414	546,917
Gold (a)	137	06/26/2024	30,666,080	715,836
IBEX 35 Index	57	04/19/2024	6,805,674	389,377
Indian Rupee/US Dollar Cross Currency Rate	161	04/26/2024	3,859,170	(22,814)
Lean Hogs (a)	24	06/14/2024	973,920	(12,329)
Live Cattle (a)	96	06/28/2024	6,921,600	(161,029)
London Metals - Aluminum (a)(b)	124	06/17/2024	7,237,384	280,374
London Metals - Copper (a)(b)	15	06/17/2024	3,322,241	37,148
London Metals - Nickel (a)(b)	42	06/17/2024	4,218,561	(106,575)
London Metals - Zinc (a)(b)	44	06/17/2024	2,678,687	(15,638)
Long Gilt	15	06/26/2024	1,892,086	7,431
Low Sulphur Gas Oil (a)	108	05/10/2024	8,726,400	(23,685)
Mexican Peso/US Dollar Cross Currency Rate	757	06/17/2024	22,501,825	333,389
MSCI EAFE Index	151	06/21/2024	17,796,105	(27,119)
MSCI Emerging Markets Index	89	06/21/2024	4,668,050	1,743
MSCI Singapore Index	32	04/29/2024	689,295	210
Nasdaq 100 Index	49	06/21/2024	18,105,500	181,190
Nifty 50 Index	171	04/25/2024	7,688,673	68,585
Nikkei 225 Index	38	06/13/2024	10,098,692	109,847
NY Harbor ULSD (a)	40	04/30/2024	4,406,136	50,497
OMXS30 Index	348	04/19/2024	8,207,455	170,354
Reformulated Gasoline Blendstock (a)	70	04/30/2024	7,998,564	309,440
Russell 2000 Index	83	06/21/2024	8,905,485	154,147
S&P 500 Index	105	06/21/2024	27,869,625	616,523
S&P Mid Cap 400 Index	42	06/21/2024	12,925,080	371,510
S&P/Toronto Stock Exchange 60 Index	103	06/20/2024	20,400,015	347,346
SGX FTSE Taiwan Index	112	04/29/2024	7,728,000	81,832
SGX TSI Iron Ore (a)	54	05/31/2024	545,616	(23,120)
Silver (a)	3	05/29/2024	373,740	(3,056)
STOXX Europe 600 Index	234	06/21/2024	6,447,616	129,641
TOPIX Index	64	06/13/2024	11,624,257	297,636
US Cocoa (a)	44	05/15/2024	4,297,040	2,231,284

				$10,118,474

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(136)	06/18/2024	$15,586,875	$(130,784)
3 Month Euribor	(1,543)	06/17/2024	400,998,385	345,144
3M CORRA Futures Sep24	(63)	12/17/2024	11,102,497	4,740
3-Month Secured Overnight Financing Rate	(1,011)	12/17/2024	240,453,713	(48,945)
Aluminum Futures Jun24 (a)	(1)	06/26/2024	57,956	(1,610)
AUD/USD Cross Currency Rate	(305)	06/17/2024	19,925,650	221,796

See notes to financial statements.

GuidePath Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS (Continued)

March 31, 2024

Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Austrailian Government 10 Year Bonds	(10)	06/17/2024	$759,664	$103
Austrailian Government 3 Year Bonds	(105)	06/17/2024	7,315,397	(4,742)
Australian 90 Day Bank Bills	(66)	06/13/2024	42,560,746	(319)
Canadian 10 Year Government Bonds	(88)	06/19/2024	7,818,036	(43,066)
Canadian Dollar/US Dollar Cross Currency Rate	(339)	06/18/2024	25,065,660	(3,484)
Corn No. 2 Yellow (a)	(554)	07/12/2024	12,589,650	85,487
Crude Soybean Oil (a)	(108)	07/12/2024	3,141,504	(177,484)
Euro BUXL 30 Year Bonds	(7)	06/06/2024	1,025,558	(30,016)
Euro/US Dollar Cross Currency Rate	(196)	06/17/2024	26,512,675	220,208
Euro-BOBL	(271)	06/06/2024	34,572,666	(152,487)
Euro-Bund	(50)	06/06/2024	7,194,873	(80,345)
Euro-Schatz	(1,676)	06/06/2024	191,122,331	(137,417)
FTSE/JSE Top 40 Index	(10)	06/20/2024	363,923	(9,990)
Hang Seng China Enterprises Index	(25)	04/29/2024	928,529	503
Hang Seng Index	(17)	04/29/2024	1,799,499	6,820
Hard Red Winter Wheat (a)	(27)	07/12/2024	782,663	40,286
ICE 3 Month SONIA Rate	(507)	09/17/2024	152,042,408	(51,678)
ICE European Climate Exchange Emissions (a)	(80)	12/16/2024	5,333,851	(349,528)
Japanese Yen/US Dollar Cross Currency Rate	(522)	06/17/2024	43,622,888	1,241,012
Korean Won/US Dollar Cross Currency Rate	(32)	04/15/2024	592,640	2,106
London Metals - Aluminum (a)(b)	(154)	06/17/2024	8,988,364	(480,792)
London Metals - Copper (a)(b)	(8)	06/17/2024	1,771,862	(115,597)
London Metals - Nickel (a)(b)	(52)	06/17/2024	5,222,890	(153,811)
London Metals - Zinc (a)(b)	(51)	06/17/2024	3,104,842	(65,895)
Natural Gas (a)	(303)	04/26/2024	5,341,890	271,381
New Zealand Dollar/US Dollar Cross Currency Rate	(194)	06/17/2024	11,591,500	50,375
Palladium (a)	(8)	06/26/2024	817,200	(56,332)
Platinum (a)	(26)	07/29/2024	1,197,430	(18,969)
Short-term Euro-BTP	(53)	06/06/2024	6,054,137	(1,742)
South African Rand/US Dollar Cross Currency Rate	(83)	06/17/2024	2,178,750	20,661
Soybean Meal (a)	(162)	07/12/2024	5,524,200	(12,271)
Soybeans (a)	(189)	07/12/2024	11,389,613	24,349
Sugar #11 (a)	(60)	06/28/2024	1,488,480	(16,447)
Swiss Franc/US Dollar Cross Currency Rate	(176)	06/17/2024	24,600,400	243,465
U.S. Treasury 10 Year Notes	(202)	06/18/2024	22,380,969	(127,813)
U.S. Treasury 2 Year Notes	(648)	06/28/2024	132,505,876	88,321
U.S. Treasury 5 Year Note	(370)	06/28/2024	39,595,781	(93,221)
U.S. Treasury Long Bonds	(57)	06/18/2024	6,864,938	(117,697)
U.S. Treasury Ultra Bonds	(47)	06/18/2024	6,063,000	(147,492)
Wheat (a)	(114)	07/12/2024	3,281,775	69,892

				$306,675

Total Unrealized Appreciation (Depreciation)				$10,425,149

(a)	All or a portion of this security is held by GuidePath Managed Futures Strategy Cayman Fund Ltd.
(b)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The unrealized appreciation on these contracts is a receivable for unsettled open futures contracts and the unrealized depreciation is a payable for unsettled open futures contracts on the Fund’s consolidated statement of assets and liabilities.

See notes to financial statements.

GuidePath Managed Futures Strategy Fund

CONSOLIDATED SCHEDULE OF FORWARD CURRENCY CONTRACTS

March 31, 2024

Settlement Date	Currency to be Purchased		Currency to be Sold		Counterparty	Value / Unrealized Appreciation (Depreciation)
06/20/2024	CNH	5,000,000	USD	699,950	UBS AG	$(8,716)
06/20/2024	CNH	4,000,000	USD	560,765	UBS AG	(7,778)
06/20/2024	PLN	77,000,000	USD	19,589,809	UBS AG	(332,862)
06/20/2024	SEK	6,000,000	USD	588,515	UBS AG	(25,999)
06/20/2024	SEK	38,000,000	USD	3,741,853	UBS AG	(179,254)
06/20/2024	SGD	2,750,000	USD	2,075,260	UBS AG	(30,735)
06/20/2024	SGD	2,125,000	USD	1,604,169	UBS AG	(24,309)
06/20/2024	TRY	2,700,000	USD	76,290	UBS AG	(656)
06/20/2024	USD	17,766,323	CNH	127,000,000	UBS AG	208,981
06/20/2024	USD	562,744	NOK	6,000,000	UBS AG	8,966
06/20/2024	USD	3,346,712	NOK	36,000,000	UBS AG	24,043
06/20/2024	USD	751,754	NOK	8,000,000	UBS AG	13,383
06/20/2024	USD	746,970	NOK	8,000,000	UBS AG	8,599
06/20/2024	USD	2,084,129	NOK	22,000,000	UBS AG	53,609
06/20/2024	USD	2,077,360	SEK	22,000,000	UBS AG	14,802
06/20/2024	USD	1,520,475	SEK	16,000,000	UBS AG	20,433
06/20/2024	USD	1,145,364	SEK	12,000,000	UBS AG	20,332
06/20/2024	USD	1,518,049	SEK	16,000,000	UBS AG	18,007
06/20/2024	USD	9,120,199	SGD	12,250,000	UBS AG	12,771
06/20/2024	USD	2,694,330	SGD	3,625,000	UBS AG	(726)
06/20/2024	USD	2,235,891	SGD	3,000,000	UBS AG	5,500
06/20/2024	USD	14,791,233	SGD	19,625,000	UBS AG	200,760
06/20/2024	USD	626,660	TRY	22,800,000	UBS AG	(12,028)

						$(12,877)

CNH - Chinese Offshore Renminbi

NOK - Norwegian Krone

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

USD - United States Dollar

See notes to financial statements.

GuidePath Conservative Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	INVESTMENT COMPANIES - 26.3%
	Domestic Fixed Income Funds - 26.3%
26,225	Invesco Senior Loan ETF (a)	$554,659
13,166	iShares 0-5 Year High Yield Corporate Bond ETF	560,213
18,032	iShares 0-5 Year Investment Grade Corporate Bond ETF	887,535
55,055	SPDR Bloomberg Investment Grade Floating Rate ETF	1,697,346

		3,699,753

	Total Investment Companies (Cost $3,640,107)	3,699,753

Par
	U.S. TREASURY OBLIGATIONS - 15.8%
	United States Treasury Notes
750,000	0.25%, 06/15/2024	742,141
750,000	1.50%, 09/30/2024	736,204
750,000	4.50%, 11/30/2024	746,421

	Total U.S. Treasury Obligations (Cost $2,225,623)	2,224,766

Units
	SHORT-TERM INVESTMENTS - 56.0%
	Investments Purchased with Proceeds from Securities Lending - 1.9%
274,050	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (b)	274,050

Shares		Value
	Money Market Funds - 54.1%
7,621,703	JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (b)	$7,621,703

	Total Short-Term Investments (Cost $7,895,753)	7,895,753

	Total Investments - 98.1% (Cost $13,761,483)	13,820,272
	Other Assets in Excess of Liabilities - 1.9%	269,727

	TOTAL NET ASSETS - 100.0%	$14,089,999

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $266,490 which represented 1.9% of net assets.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.

See notes to financial statements.

GuidePath Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	INVESTMENT COMPANIES - 97.6%
	Domestic Fixed Income Funds - 88.8%
449,853	iShares 5-10 Year Investment Grade Corporate Bond ETF (a)(b)	$23,212,415
203,262	iShares Core U.S. Aggregate Bond ETF (a)	19,907,480
163,603	SPDR Bloomberg High Yield Bond ETF (a)	15,575,006
628,063	VanEck Emerging Markets High Yield Bond ETF (a)	11,983,442

		70,678,343

	International Fixed Income Funds - 8.8%
78,475	iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	7,036,853

	Total Investment Companies (Cost $75,178,850)	77,715,196

Units
	SHORT-TERM INVESTMENTS - 35.2%
	Investments Purchased with Proceeds from Securities Lending - 32.9%
26,210,374	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (c)	26,210,374

Shares		Value
	Money Market Funds - 2.3%
1,833,561	JPMorgan US Government Money Market Fund - Class IM, 5.25% (c)	$1,833,561

	Total Short-Term Investments (Cost $28,043,935)	28,043,935

	Total Investments - 132.8% (Cost $103,222,785)	105,759,131
	Liabilities in Excess of Other Assets - (32.8)%	(26,133,907)

	TOTAL NET ASSETS - 100.0%	$79,625,224

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $25,590,090 which represented 32.1% of net assets.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

See notes to financial statements.

GuidePath Growth and Income Fund

SCHEDULE OF INVESTMENTS

March 31, 2024

Shares		Value
	INVESTMENT COMPANIES - 49.6%
	Domestic Equity Funds - 49.5%
874,564	Schwab U.S. Large-Cap ETF (a)(b)	$54,275,441

	Domestic Fixed Income Funds - 0.1%
702	SPDR Bloomberg 1-3 Month T-Bill ETF	64,444

	Total Investment Companies (Cost $45,908,081)	54,339,885

	COMMON STOCKS - 49.3%
	Aerospace & Defense - 0.6%
789	General Dynamics Corp.	222,885
946	Lockheed Martin Corp.	430,307

		653,192

	Air Freight & Logistics - 0.6%
4,125	United Parcel Service, Inc. - Class B	613,099

	Banks - 1.7%
7,197	Citizens Financial Group, Inc.	261,179
24,384	Huntington Bancshares, Inc.	340,157
1,068	M&T Bank Corp.	155,330
17,746	Regions Financial Corp.	373,376
11,390	Truist Financial Corp.	443,981
6,808	US Bancorp	304,318

		1,878,341

	Beverages - 3.0%
26,865	Coca-Cola Co.	1,643,600
9,279	PepsiCo, Inc.	1,623,918

		3,267,518

	Biotechnology - 1.8%
9,286	AbbVie, Inc.	1,690,980
1,083	Amgen, Inc.	307,919

		1,998,899

	Building Products - 0.4%
7,321	Johnson Controls International PLC	478,208

	Capital Markets - 1.2%
672	BlackRock, Inc. (a)	560,246
1,319	CME Group, Inc.	283,968
5,670	State Street Corp.	438,404

		1,282,618

	Chemicals - 1.0%
2,038	Air Products and Chemicals, Inc.	493,747
1,254	CF Industries Holdings, Inc.	104,345
4,917	LyondellBasell Industries NV - Class A	502,911

		1,101,003

	Communications Equipment - 1.0%
20,864	Cisco Systems, Inc.	1,041,322

	Consumer Finance - 0.9%
3,506	Capital One Financial Corp. (a)	522,009
9,804	Synchrony Financial	422,748

		944,757

	Consumer Staples Distribution & Retail - 1.0%
3,474	Target Corp.	615,627
23,110	Walgreens Boots Alliance, Inc. (a)	501,256

		1,116,883

	Diversified Telecommunication Services - 0.4%
9,582	Verizon Communications, Inc.	402,061

Shares		Value
	Electric Utilities - 0.5%
3,197	American Electric Power Co., Inc.	$275,262
5,969	Xcel Energy, Inc.	320,833

		596,095

	Electrical Equipment - 2.6%
6,819	Eaton Corp. PLC	2,132,164
6,625	Emerson Electric Co.	751,408

		2,883,572

	Food Products - 0.7%
3,426	Archer-Daniels-Midland Co.	215,187
7,631	General Mills, Inc.	533,941

		749,128

	Ground Transportation - 0.6%
2,501	Union Pacific Corp.	615,071

	Health Care Equipment & Supplies - 1.3%
6,706	Abbott Laboratories	762,204
7,498	Medtronic PLC	653,451

		1,415,655

	Health Care Providers & Services - 0.6%
8,059	CVS Health Corp.	642,786

	Hotels, Restaurants & Leisure - 3.0%
6,619	McDonald’s Corp.	1,866,227
10,994	Starbucks Corp.	1,004,742
3,252	Yum! Brands, Inc. (a)	450,890

		3,321,859

	Household Products - 2.1%
1,717	Colgate-Palmolive Co.	154,616
2,621	Kimberly-Clark Corp.	339,026
11,004	Procter & Gamble Co.	1,785,399

		2,279,041

	Industrial Conglomerates - 0.9%
4,707	Honeywell International, Inc.	966,112

	Insurance - 1.2%
6,430	Aflac, Inc. (a)	552,080
4,564	Hartford Financial Services Group, Inc.	470,320
1,233	Travelers Cos., Inc.	283,763

		1,306,163

	IT Services - 1.1%
6,028	International Business Machines Corp.	1,151,107

	Leisure Products - 0.2%
3,404	Hasbro, Inc.	192,394

	Machinery - 1.4%
1,766	Cummins, Inc.	520,352
3,729	Illinois Tool Works, Inc.	1,000,602

		1,520,954

	Media - 1.1%
23,608	Comcast Corp. - Class A	1,023,407
58,634	Sirius XM Holdings, Inc. (a)	227,500

		1,250,907

	Multi-Utilities - 1.2%
4,563	Ameren Corp. (a)	337,479
2,820	Consolidated Edison, Inc.	256,084
2,841	DTE Energy Co.	318,590
5,419	Sempra	389,247

		1,301,400

See notes to financial statements.

GuidePath Growth and Income Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels - 6.0%
8,046	Chevron Corp.	$1,269,176
12,943	ConocoPhillips	1,647,385
6,862	Coterra Energy, Inc.	191,313
17,492	Exxon Mobil Corp.	2,033,270
27,758	Kinder Morgan, Inc.	509,082
3,223	Marathon Petroleum Corp.	649,435
2,088	Phillips 66	341,054

		6,640,715

	Personal Care Products - 0.3%
13,984	Kenvue, Inc.	300,097

	Pharmaceuticals - 2.4%
10,374	Johnson & Johnson	1,641,063
36,580	Pfizer, Inc.	1,015,095

		2,656,158

	Professional Services - 0.8%
2,505	Automatic Data Processing, Inc.	625,598
2,022	Paychex, Inc.	248,302

		873,900

	Semiconductors & Semiconductor Equipment - 4.8%
1,259	Analog Devices, Inc.	249,018
1,673	Broadcom, Inc.	2,217,410
8,195	QUALCOMM, Inc.	1,387,414
8,530	Texas Instruments, Inc.	1,486,011

		5,339,853

	Specialty Retail - 1.6%
4,594	Home Depot, Inc.	1,762,258

	Technology Hardware, Storage & Peripherals - 0.7%
3,428	Dell Technologies, Inc. - Class C	391,169
10,753	HP, Inc.	324,956

		716,125

	Tobacco - 0.4%
5,118	Philip Morris International, Inc.	468,911

	Trading Companies & Distributors - 0.2%
588	Watsco, Inc. (a)	253,998

	Total Common Stocks (Cost $44,801,258)	53,982,160

Units		Value
	SHORT-TERM INVESTMENTS - 14.3%
	Investments Purchased with Proceeds from Securities Lending - 13.3%
14,524,828	Mount Vernon Liquid Assets Portfolio, LLC, 5.44% (c)	$14,524,828

Shares
	Money Market Funds - 1.0%
1,094,359	JPMorgan U.S. Government Money Market Fund - Class IM, 5.25% (c)	1,094,359

	Total Short-Term Investments (Cost $15,619,187)	15,619,187

	Total Investments - 113.2% (Cost $106,328,526)	123,941,232
	Liabilities in Excess of Other Assets - (13.2)%	(14,484,759)

	TOTAL NET ASSETS - 100.0%	$109,456,473

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $14,221,597 which represented 13.0% of net assets.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2024

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
ASSETS:
Investments, at value (cost $433,373,383, $39,208,964 and $89,635,006, respectively)[1]	$790,076,462	$50,035,204	$127,431,299
Foreign currencies (cost $0, $17,961, and $0, respectively)	—	17,964	—
Cash	104,344	6,746	133,613
Income receivable	454,853	161,938	74,623
Receivable for dividend reclaims	363	1,105	—
Receivable for fund shares sold	964,717	111,376	156,791
Other assets	31,918	15,074	20,832

Total Assets	791,632,657	50,349,407	127,817,158

LIABILITIES:
Payable for collateral on securities loaned	66,692,592	1,884,429	24,606,320
Payable for fund shares redeemed	435,337	13,556	107,525
Payable to Investment Advisor	409,619	18,085	67,896
Payable to custodian	4,782	22,004	1,454
Accrued shareholder servicing fees	50,630	6,862	6,589
Deferred foreign capital gains tax	—	393,369	—
Other accrued expenses	149,584	81,501	60,914

Total Liabilities	67,742,544	2,419,806	24,850,698

NET ASSETS	$723,890,113	$47,929,601	$102,966,460

NET ASSETS CONSIST OF:
Capital stock	353,045,854	40,421,916	63,037,894
Total distributable earnings	370,844,259	7,507,685	39,928,566

Total Net Assets	$723,890,113	$47,929,601	$102,966,460

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	23,405,042	4,376,179	5,050,009
Net assets	723,890,113	47,929,601	102,966,460
Net asset value, offering and redemption price per share	$30.929	$10.952	$20.389

[1]Includes loaned securities with a value of:	$65,478,045	$1,840,884	$24,108,893

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2024

	World ex-US Fund	Core Fixed Income Fund	Growth Allocation Fund
ASSETS:
Investments, at value (cost $85,221,861, $232,762,234 and $988,806,752, respectively)[1]	$120,424,922	$218,913,688	$1,427,517,556
Foreign currencies (cost $125,203, $0, and $0, respectively)	123,935	—	—
Cash	2,387	—	158,096
Income receivable	485,602	1,239,047	72,990
Receivable for dividend and interest reclaims	376,337	1,984	—
Receivable for investment securities sold	—	5,872,478	483,803
Receivable for fund shares sold	234,209	436,824	1,221,934
Other assets	14,654	16,342	65,471

Total Assets	121,662,046	226,480,363	1,429,519,850

LIABILITIES:
Variation margin on futures	—	17,047	—
Variation margin on centrally cleared swap contracts	—	253	—
Payable for collateral on securities loaned	3,939,591	11,531,788	148,573,145
Payable for investment securities purchased (When issued securities of $0, $37,625,529, and $0, respectively)	—	42,419,248	—
Payable for fund shares redeemed	36,244	42,544	493,556
Payable to Investment Advisor	85,284	94,588	534,947
Payable to custodian	17,131	9,825	10,601
Accrued shareholder servicing fees	14,066	10,216	112,800
Other accrued expenses	121,651	91,407	182,972

Total Liabilities	4,213,967	54,216,916	149,908,021

NET ASSETS	$117,448,079	$172,263,447	$1,279,611,829

NET ASSETS CONSIST OF:
Capital stock	80,574,460	201,425,467	836,221,059
Total distributable earnings (loss)	36,873,619	(29,162,020)	443,390,770

Total Net Assets	$117,448,079	$172,263,447	$1,279,611,829

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	10,915,004	21,000,847	75,416,805
Net assets	117,448,079	172,263,447	1,279,611,829
Net asset value, offering and redemption price per share	$10.760	$8.203	$16.967

[1]Includes loaned securities with a value of:	$3,823,670	$11,283,546	$145,216,596

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2024

	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund
ASSETS:
Investments, at value (cost $580,211,882, $564,082,848 and $248,796,144, respectively)[1]	$638,047,103	$683,138,966	$250,548,369
Cash	89,117	—	—
Income receivable	483,930	215,139	242,911
Receivable for investment securities sold	2,844,720	165,589	99,067
Receivable for fund shares sold	792,401	1,163,148	326,111
Other assets	59,201	37,555	30,472

Total Assets	642,316,472	684,720,397	251,246,930

LIABILITIES:
Payable for collateral on securities loaned	107,830,811	88,614,980	47,162,806
Payable for investment securities purchased	2,799,754	—	—
Payable for fund shares redeemed	258,645	262,034	140,575
Payable to Investment Advisor	167,720	296,326	71,392
Payable to custodian	8,626	6,530	6,031
Accrued shareholder servicing fees	43,246	46,799	19,654
Other accrued expenses	128,248	133,187	88,311

Total Liabilities	111,237,050	89,359,856	47,488,769

NET ASSETS	$531,079,422	$595,360,541	$203,758,161

NET ASSETS CONSIST OF:
Capital stock	485,964,147	478,010,456	231,477,028
Total distributable earnings (loss)	45,115,275	117,350,085	(27,718,867)

Total Net Assets	$531,079,422	$595,360,541	$203,758,161

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	—	—	9
Net assets	—	—	89
Net asset value, offering and redemption price per share	$—	$—	$9.337	[2]

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	48,799,585	45,484,352	21,707,639
Net assets	531,079,422	595,360,541	203,758,072
Net asset value, offering and redemption price per share	$10.883	$13.089	$9.386

[1]Includes loaned securities with a value of:	$105,517,241	$86,793,755	$45,963,579

[2]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2024

	Multi-Asset Income Allocation Fund	Flexible Income Allocation Fund	Managed[2] Futures Strategy Fund
ASSETS:
Investments, at value (cost $121,055,339, $328,006,651 and $311,983,692, respectively)[1]	$134,319,705	$334,366,204	$312,033,503
Cash	24,503	—	660,839
Cash held as collateral for forwards	—	—	2,780,054
Income receivable	72,701	271,603	2,018,269
Deposits with broker for futures	—	—	38,314,426
Receivable for investment securities sold	310,994	174,566	—
Receivable for fund shares sold	173,736	1,231,313	305,283
Receivable for unsettled open futures contracts	—	—	319,104
Appreciation on forward currency contracts	—	—	606,634
Variation margin on futures	—	—	208,622
Other assets	22,196	55,117	28,158

Total Assets	134,923,835	336,098,803	357,274,892

LIABILITIES:
Depreciation on forward currency contracts	—	—	619,511
Payable for collateral on securities loaned	30,226,310	69,623,360	57,291,250
Payable for investment securities purchased	—	—	7,919,540
Payable for fund shares redeemed	78,957	600,576	176,541
Payable for unsettled open futures contracts	—	—	939,890
Payable to Investment Advisor	53,106	71,433	315,567
Payable to custodian	3,492	5,474	2,642
Accrued shareholder servicing fees	8,706	24,447	25,803
Other accrued expenses	36,674	102,056	174,256

Total Liabilities	30,407,245	70,427,346	67,465,000

NET ASSETS	$104,516,590	$265,671,457	$289,809,892

NET ASSETS CONSIST OF:
Capital stock	101,050,958	316,704,940	328,144,535
Total distributable earnings (loss)	3,465,632	(51,033,483)	(38,334,643)

Total Net Assets	$104,516,590	$265,671,457	$289,809,892

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	—	5	153
Net assets	—	44	1,406
Net asset value, offering and redemption price per share	$—	$8.800	$9.186	[3]

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	9,709,252	29,881,182	32,798,019
Net assets	104,516,590	265,671,413	289,808,486
Net asset value, offering and redemption price per share	$10.765	$8.891	$8.836

[1]Includes loaned securities with a value of:	$29,623,438	$67,919,036	$56,161,605

[2]Consolidated Statement of Assets & Liabilities (see Note 3b).

[3]Differences in actual and calculated net asset value shown are due to rounding.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF ASSETS & LIABILITIES (Continued)

March 31, 2024

	Conservative Income Fund	Income Fund	Growth & Income Fund
ASSETS:
Investments, at value (cost $13,761,483, $103,222,785, and $106,328,526 respectively)[1]	$13,820,272	$105,759,131	$123,941,232
Cash	—	—	26,527
Income receivable	57,903	9,672	87,925
Receivable for dividend reclaims	—	—	1,951
Receivable for investment securities sold	500,000	232,505	171,259
Receivable for fund shares sold	17,349	51,189	87,572
Other assets	10,565	16,154	22,680

Total Assets	14,406,089	106,068,651	124,339,146

LIABILITIES:
Payable for collateral on securities loaned	274,050	26,210,374	14,524,828
Payable for investment securities purchased	—	70,512	135,554
Payable for fund shares redeemed	14,834	86,627	111,153
Payable to Investment Advisor	3,513	46,665	71,364
Payable to custodian	226	745	3,799
Payable for audit and tax fees	16,249	16,251	21,742
Payable for legal fees	1,205	2,463	2,192
Payable for printing and mailing fees	1,354	2,749	1,195
Payable for transfer agent fees and expenses	687	773	792
Other accrued expenses	3,972	6,268	10,054

Total Liabilities	316,090	26,443,427	14,882,673

NET ASSETS	$14,089,999	$79,625,224	$109,456,473

NET ASSETS CONSIST OF:
Capital stock	14,562,681	88,405,529	94,417,910
Total distributable earnings (loss)	(472,682)	(8,780,305)	15,038,563

Total Net Assets	$14,089,999	$79,625,224	$109,456,473

Shares outstanding (unlimited shares of no par value authorized)	1,458,071	9,400,833	9,002,525
Net assets	14,089,999	79,625,224	109,456,473
Net asset value, offering and redemption price per share	$9.663	$8.470	$12.158

[1]Includes loaned securities with a value of:	$266,490	$25,590,090	$14,221,597

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF OPERATIONS

March 31, 2024

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $5,747, $230,861, and $13,256, respectively)	$9,371,547	$1,533,614	$1,349,563
Interest income	206,836	12,761	34,071

Total investment income	9,578,383	1,546,375	1,383,634

EXPENSES:
Investment advisory fees	2,940,930	265,707	557,738
Administrative service fees – Service Shares	1,622,316	111,172	243,875
Shareholder servicing fees – Service Shares	653,540	45,035	97,849
Administration fees	115,666	30,490	35,888
Fund accounting fees	93,435	117,666	63,146
Reports to shareholders	88,906	9,717	21,797
Legal fees	85,669	20,130	20,065
Trustee fees and expenses	61,584	4,577	10,290
Federal and state registration fees	42,606	37,117	37,053
Custody fees	28,237	144,591	7,783
Audit and tax fees	22,792	54,073	23,760
Compliance fees	17,710	1,194	2,641
Transfer agent fees and expenses	14,911	4,446	5,459
Insurance fees	9,700	824	1,556
Interest expenses	4,680	3,178	4,741
Miscellaneous expenses	1,954	1,908	1,802

Total expenses	5,804,636	851,825	1,135,443

Fees waived by the Advisor pursuant to contractual fee waiver agreement (See Note 4)	—	(213,513)	—
Fees waived by the Advisor pursuant to voluntary agreement (See Note 4)	(130,708)	(27,021)	(34,247)
Less securities lending credit (See Note 6)	(289,582)	(4,644)	(81,725)

Net expenses	5,384,346	606,647	1,019,471

Net investment income	4,194,037	939,728	364,163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments (net of foreign capital gains tax of $0, $78,788, and $0, respectively)	15,497,911	(1,615,819)	3,503,778
Foreign currencies	—	(6,275)	—
Forward currency contracts	—	(614)	—

Total	15,497,911	(1,622,708)	3,503,778

Net change in unrealized appreciation (depreciation) on:
Investments (net change in deferred foreign capital gains tax of $0, $281,009, and $0, respectively)	159,469,215	4,970,629	16,221,799
Foreign currencies	—	(463)	—

Total	159,469,215	4,970,166	16,221,799

Net realized and unrealized gain (loss)	174,967,126	3,347,458	19,725,577

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$179,161,163	$4,287,186	$20,089,740

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF OPERATIONS (Continued)

March 31, 2024

	World ex-US Fund	Core Fixed Income Fund	Growth Allocation Fund
INVESTMENT INCOME:
Dividend income (net of withholding tax of $312,453, $0, and $0, respectively)	$3,276,278	$—	$17,718,492
Interest income	31,868	6,990,627	566,193

Total investment income	3,308,146	6,990,627	18,284,685

EXPENSES:
Investment advisory fees	548,605	661,766	2,593,425
Administrative service fees – Service Shares	273,373	410,154	2,579,347
Shareholder servicing fees – Service Shares	109,741	165,441	1,037,368
Administration fees	44,570	42,845	143,442
Fund accounting fees	123,438	194,276	111,130
Reports to shareholders	64,129	18,273	83,577
Legal fees	21,919	25,606	123,616
Trustee fees and expenses	10,272	16,844	95,890
Federal and state registration fees	35,561	37,941	40,557
Custody fees	86,592	32,943	64,738
Audit and tax fees	29,919	26,241	17,044
Compliance fees	2,953	4,403	27,309
Transfer agent fees and expenses	5,406	7,169	23,515
Insurance fees	1,800	2,685	15,281
Interest expenses	1,405	—	4,831
Miscellaneous expenses	1,741	1,874	2,936

Total expenses	1,361,424	1,648,461	6,964,006

Fees waived by the Advisor pursuant to contractual fee waiver agreement (See Note 4)	(114,158)	(83,252)	—
Fees waived by the Advisor pursuant to voluntary agreement (See Note 4)	(44,994)	—	—
Fees recouped by the Advisor (See Note 4)	15,852	—	—
Less securities lending credit (See Note 6)	(10,767)	(10,059)	(532,237)

Net expenses	1,207,357	1,555,150	6,431,769

Net investment income	2,100,789	5,435,477	11,852,916

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	378,646	(3,058,312)	18,300,758
Foreign currencies	4,715	—	—
Swaps	—	38,694	—
Net long-term capital gain distributions received from registered investment companies	—	—	10,239,687
Futures contracts	—	970,989	—
Options written	—	50,198	—

Total	383,361	(1,998,431)	28,540,445

Net change in unrealized appreciation (depreciation) on:
Investments	12,450,142	179,137	193,618,489
Foreign currencies	(6,791)	—	—
Swaps	—	208,791	—
Futures contracts	—	80,605	—
Options written	—	(5,964)	—

Total	12,443,351	462,569	193,618,489

Net realized and unrealized gain (loss)	12,826,712	(1,535,862)	222,158,934

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,927,501	$3,899,615	$234,011,850

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF OPERATIONS (Continued)

March 31, 2024

	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund
INVESTMENT INCOME:
Dividend income	$16,102,394	$6,975,201	$9,815,511
Interest income	242,779	1,325,084	101,715

Total investment income	16,345,173	8,300,285	9,917,226

EXPENSES:
Investment advisory fees	1,100,845	1,860,837	730,608
Administrative service fees – Service Shares	1,100,397	1,328,357	521,585
Shareholder servicing fees – Service Shares	440,335	531,539	208,738
Administration fees	65,221	84,140	27,844
Fund accounting fees	63,783	61,379	28,620
Reports to shareholders	50,951	70,552	38,194
Legal fees	63,417	70,834	52,182
Trustee fees and expenses	40,887	49,669	22,528
Federal and state registration fees	39,180	39,063	41,681
Custody fees	49,326	37,867	35,816
Audit and tax fees	16,339	16,339	16,257
Compliance fees	11,637	14,190	5,951
Transfer agent fees and expenses	10,853	12,617	7,742
Insurance fees	7,295	7,838	3,599
Interest expenses	9,257	2,044	8,609
Miscellaneous expenses	2,316	1,924	2,341

Total expenses	3,072,039	4,189,189	1,752,295

Fees waived by the Advisor (See Note 4)	(789,830)	—	(476,285)
Less securities lending credit (See Note 6)	(291,441)	(109,084)	(119,329)

Net expenses	1,990,768	4,080,105	1,156,681

Net investment income	14,354,405	4,220,180	8,760,545

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(561,442)	32,563,155	(1,310,533)
Net long-term capital gain distributions received from registered investment companies	701,177	—	—

Total	139,735	32,563,155	(1,310,533)

Net change in unrealized appreciation on:
Investments	31,166,338	86,824,459	1,860,920

Total	31,166,338	86,824,459	1,860,920

Net realized and unrealized gain	31,306,073	119,387,614	550,387

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,660,478	$123,607,794	$9,310,932

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF OPERATIONS (Continued)

March 31, 2024

	Multi-Asset Income Allocation Fund	Flexible Income Allocation Fund	Managed[1] Futures Strategy Fund
INVESTMENT INCOME:
Dividend income	$4,142,506	$15,232,095	$—
Interest income	47,819	596,271	24,636,388

Total investment income	4,190,325	15,828,366	24,636,388

EXPENSES:
Investment advisory fees	309,286	686,879	5,010,889
Administrative service fees – Service Shares	220,897	686,873	1,192,996
Shareholder servicing fees – Service Shares	88,367	274,749	477,222
Administration fees	13,972	38,146	71,724
Fund accounting fees	10,414	37,459	79,961
Reports to shareholders	6,060	21,207	62,777
Legal fees	14,322	55,372	90,335
Trustee fees and expenses	9,176	29,350	49,763
Federal and state registration fees	34,493	40,070	51,788
Custody fees	21,009	42,178	20,187
Audit and tax fees	16,257	16,352	31,986
Compliance fees	2,327	7,690	13,633
Transfer agent fees and expenses	5,052	9,286	12,211
Insurance fees	1,463	4,849	7,106
Interest expenses	47	19,011	—
Miscellaneous expenses	1,820	3,333	1,850

Total expenses	754,962	1,972,804	7,174,428

Fees waived by the Advisor (See Note 4)	—	(374,055)	—
Less securities lending credit (See Note 6)	(124,246)	(205,990)	(16,419)

Net expenses	630,716	1,392,759	7,158,009

Net investment income	3,559,609	14,435,607	17,478,379

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,354,177)	(7,950,316)	50,491
Investments in affiliates	—	341,750	—
Foreign currencies	—	—	(422,853)
Forward currency contracts	—	—	(5,249,222)
Futures contracts	—	—	(6,554,408)
Net long-term capital gain distributions received from registered investment companies	154,396	75,983	—

Total	(1,199,781)	(7,532,583)	(12,175,992)

Net change in unrealized appreciation on:
Investments	6,418,682	4,217,728	107,651
Investments in affiliates	—	(283,767)	—
Foreign currencies	—	—	62,484
Forward currency contracts	—	—	393,741
Futures contracts	—	—	18,781,301

Total	6,418,682	3,933,961	19,345,177

Net realized and unrealized gain (loss)	5,218,901	(3,598,622)	7,169,185

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,778,510	$10,836,985	$24,647,564

[1]Consolidated Statement of Operations for the year (see Note 3b).

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF OPERATIONS (Continued)

March 31, 2024

	Conservative Income Fund	Income Fund	Growth & Income Fund
INVESTMENT INCOME:
Dividend income	$400,917	$3,155,274	$1,941,008
Interest income	532,111	125,804	1,095,322

Total investment income	933,028	3,281,078	3,036,330

EXPENSES:
Investment advisory fees	63,783	325,744	416,130
Administrative service fees	45,559	180,969	231,184
Shareholder servicing fees	96	410	623
Administration fees	2,811	9,933	16,822
Fund accounting fees	2,472	7,926	12,750
Reports to shareholders	1,616	3,134	793
Legal fees	2,775	9,222	16,041
Trustee fees and expenses	1,950	7,342	9,742
Federal and state registration fees	23,071	26,408	24,532
Custody fees	1,354	4,594	28,793
Audit and tax fees	16,256	16,258	21,746
Compliance fees	486	1,938	2,450
Transfer agent fees and expenses	4,472	4,948	5,100
Insurance fees	214	884	1,677
Interest expenses	—	—	80,135
Miscellaneous expenses	915	984	1,013

Total expenses	167,830	600,694	869,531

Fees waived by the Advisor (See Note 4)	(24,854)	(2,578)	(4,874)
Fees recouped by the Advisor (See Note 4)	2,710	46,908	77,394
Less securities lending credit (See Note 6)	(29,054)	(88,360)	(131,376)

Net expenses	116,632	556,664	810,675

Net investment income	816,396	2,724,414	2,225,655

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(39,268)	(2,022,742)	995,568
Options written	—	—	1,036,191
Futures contracts	—	—	1,300,374

Total	(39,268)	(2,022,742)	3,332,133

Net change in unrealized appreciation (depreciation) on:
Investments	55,316	2,175,939	12,062,773
Options written	—	—	(456,130)
Futures contracts	—	—	(145,604)

Total	55,316	2,175,939	11,461,039

Net realized and unrealized gain	16,048	153,197	14,793,172

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$832,444	$2,877,611	$17,018,827

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Core Fund		Emerging Markets Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$4,194,037	$4,411,843	$939,728	$1,457,494
Net realized gain (loss) on investment transactions	15,497,911	32,878,693	(1,622,708)	408,628
Net change in unrealized appreciation (depreciation) on investments	159,469,215	(99,052,414)	4,970,166	(9,652,701)

Net increase (decrease) in net assets resulting from operations	179,161,163	(61,761,878)	4,287,186	(7,786,579)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	33	2,596	—	—
Shares issued to holders in reinvestment of dividends	—	158	—	—
Shares redeemed	(1,956)	(192,141)	—	—

Net decrease	(1,923)	(189,387)	—	—

Service Shares
Shares sold	112,156,107	280,903,875	8,390,143	7,279,116
Shares issued to holders in reinvestment of dividends	5,134,311	46,117,712	1,515,908	7,031,403
Shares redeemed	(175,268,868)	(303,253,972)	(10,445,056)	(25,571,030)

Net increase (decrease)	(57,978,450)	23,767,615	(539,005)	(11,260,511)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(158)	—	—
Net dividends and distributions – Service Shares	(5,134,311)	(46,117,717)	(1,517,844)	(7,033,679)

Total dividends and distributions	(5,134,311)	(46,117,875)	(1,517,844)	(7,033,679)

INCREASE (DECREASE) IN NET ASSETS	116,046,479	(84,301,525)	2,230,337	(26,080,769)
NET ASSETS:
Beginning of year	607,843,634	692,145,159	45,699,264	71,780,033

End of year	$723,890,113	$607,843,634	$47,929,601	$45,699,264

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	1	95	—	—
Shares issued to holders in reinvestment of dividends	—	7	—	—
Shares redeemed	(76)	(7,078)	—	—

Net decrease	(75)	(6,976)	—	—

Service Shares
Shares sold	4,271,724	11,356,474	795,346	652,729
Shares issued to holders in reinvestment of dividends	183,290	2,051,226	142,808	702,227
Shares redeemed	(6,568,583)	(11,916,928)	(999,142)	(2,206,058)

Net increase (decrease)	(2,113,569)	1,490,772	(60,988)	(851,102)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Core Fund		World ex-US Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$364,163	$506,873	$2,100,789	$2,485,633
Net realized gain on investment transactions	3,503,778	1,256,717	383,361	2,884,420
Net change in unrealized appreciation (depreciation) on investments	16,221,799	(12,936,836)	12,443,351	(9,276,405)

Net increase (decrease) in net assets resulting from operations	20,089,740	(11,173,246)	14,927,501	(3,906,352)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	—	7	151
Shares issued to holders in reinvestment of dividends	—	—	—	8
Shares redeemed	—	—	(281)	(26,154)

Net decrease	—	—	(274)	(25,995)

Service Shares
Shares sold	17,507,890	26,442,019	17,765,194	38,594,673
Shares issued to holders in reinvestment of dividends	708,792	2,058,851	3,718,538	2,939,056
Shares redeemed	(29,932,120)	(27,073,552)	(24,959,397)	(50,009,329)

Net increase (decrease)	(11,715,438)	1,427,318	(3,475,665)	(8,475,600)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	—	—	(8)
Net dividends and distributions – Service Shares	(708,792)	(2,058,851)	(3,718,548)	(2,939,065)

Total dividends and distributions	(708,792)	(2,058,851)	(3,718,548)	(2,939,073)

INCREASE (DECREASE) IN NET ASSETS	7,665,510	(11,804,779)	7,733,014	(15,347,020)
NET ASSETS:
Beginning of year	95,300,950	107,105,729	109,715,065	125,062,085

End of year	$102,966,460	$95,300,950	$117,448,079	$109,715,065

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	—	1	16
Shares issued to holders in reinvestment of dividends	—	—	—	1
Shares redeemed	—	—	(28)	(2,652)

Net decrease	—	—	(27)	(2,635)

Service Shares
Shares sold	992,893	1,544,637	1,765,612	4,197,627
Shares issued to holders in reinvestment of dividends	36,681	125,678	366,647	322,230
Shares redeemed	(1,664,652)	(1,586,525)	(2,496,897)	(5,372,342)

Net increase (decrease)	(635,078)	83,790	(364,638)	(852,485)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Core Fixed Income Fund		Growth Allocation Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$5,435,477	$4,223,597	$11,852,916	$8,852,678
Net realized gain (loss) on investment transactions	(1,998,431)	(12,080,525)	28,540,445	1,888,841
Net change in unrealized appreciation (depreciation) on investments	462,569	(5,091,227)	193,618,489	(120,272,532)

Net increase (decrease) in net assets resulting from operations	3,899,615	(12,948,155)	234,011,850	(109,531,013)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	—	—	128	25,114
Shares issued to holders in reinvestment of dividends	—	—	—	278
Shares redeemed	—	—	(7,792)	(757,103)

Net decrease	—	—	(7,664)	(731,711)

Service Shares
Shares sold	44,283,404	46,197,572	315,911,137	242,390,203
Shares issued to holders in reinvestment of dividends	5,432,683	4,263,565	21,249,174	35,500,660
Shares redeemed	(46,167,169)	(63,562,199)	(220,489,252)	(319,224,478)

Net increase (decrease)	3,548,918	(13,101,062)	116,671,059	(41,333,615)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	—	—	(278)
Net dividends and distributions – Service Shares	(5,432,714)	(4,263,587)	(21,249,174)	(35,500,660)

Total dividends and distributions	(5,432,714)	(4,263,587)	(21,249,174)	(35,500,938)

INCREASE (DECREASE) IN NET ASSETS	2,015,819	(30,312,804)	329,426,071	(187,097,277)
NET ASSETS:
Beginning of year	170,247,628	200,560,432	950,185,758	1,137,283,035

End of year	$172,263,447	$170,247,628	$1,279,611,829	$950,185,758

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	—	—	9	1,652
Shares issued to holders in reinvestment of dividends	—	—	—	21
Shares redeemed	—	—	(527)	(50,994)

Net decrease	—	—	(518)	(49,321)

Service Shares
Shares sold	5,452,394	5,508,964	20,377,298	17,445,883
Shares issued to holders in reinvestment of dividends	670,737	519,559	1,345,907	2,735,028
Shares redeemed	(5,717,946)	(7,694,344)	(14,645,923)	(22,742,123)

Net increase (decrease)	405,185	(1,665,821)	7,077,282	(2,561,212)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Allocation Fund		Tactical Allocation Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$14,354,405	$11,398,189	$4,220,180	$6,821,469
Net realized gain (loss) on investment transactions	139,735	(12,597,587)	32,563,155	(33,147,870)
Net change in unrealized appreciation (depreciation) on investments	31,166,338	(27,287,849)	86,824,459	10,865,970

Net increase (decrease) in net assets resulting from operations	45,660,478	(28,487,247)	123,607,794	(15,460,431)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	359	6,520	4,879	42,267
Shares issued to holders in reinvestment of dividends	—	251	—	23,875
Shares redeemed	(11,052)	(267,848)	(568,668)	(271,333)

Net decrease	(10,693)	(261,077)	(563,789)	(205,191)

Service Shares
Shares sold	173,957,157	119,398,201	105,068,956	108,999,781
Shares issued to holders in reinvestment of dividends	13,791,295	8,621,246	6,818,603	22,530,273
Shares redeemed	(116,865,966)	(172,393,902)	(134,267,017)	(111,208,633)

Net increase (decrease)	70,882,486	(44,374,455)	(22,379,458)	20,321,421

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(251)	—	(23,875)
Net dividends and distributions – Service Shares	(13,791,295)	(8,621,246)	(6,818,603)	(22,530,274)

Total dividends and distributions	(13,791,295)	(8,621,497)	(6,818,603)	(22,554,149)

INCREASE (DECREASE) IN NET ASSETS	102,740,976	(81,744,276)	93,845,944	(17,898,350)
NET ASSETS:
Beginning of year	428,338,446	510,082,722	501,514,597	519,412,947

End of year	$531,079,422	$428,338,446	$595,360,541	$501,514,597

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	35	627	451	3,855
Shares issued to holders in reinvestment of dividends	—	25	—	2,263
Shares redeemed	(1,065)	(25,517)	(50,850)	(24,401)

Net decrease	(1,030)	(24,865)	(50,399)	(18,283)

Service Shares
Shares sold	16,627,116	11,742,067	9,204,370	10,065,407
Shares issued to holders in reinvestment of dividends	1,304,882	872,949	575,507	2,160,348
Shares redeemed	(11,271,724)	(16,915,702)	(11,724,090)	(10,290,244)

Net increase (decrease)	6,660,274	(4,300,686)	(1,944,213)	1,935,511

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Absolute Return Allocation Fund		Multi-Asset Income Allocation Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$8,760,545	$9,670,588	$3,559,609	$3,396,392
Net realized loss on investment transactions	(1,310,533)	(26,437,955)	(1,199,781)	(1,361,046)
Net change in unrealized appreciation (depreciation) on investments	1,860,920	1,390,097	6,418,682	(9,822,082)

Net increase (decrease) in net assets resulting from operations	9,310,932	(15,377,270)	8,778,510	(7,786,736)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	449	6,756	—	—
Shares issued to holders in reinvestment of dividends	4	677	—	—
Shares redeemed	(27,023)	(202,020)	—	—

Net decrease	(26,570)	(194,587)	—	—

Service Shares
Shares sold	53,907,835	324,648,665	31,289,817	22,572,633
Shares issued to holders in reinvestment of dividends	9,346,194	7,994,097	3,496,696	3,695,270
Shares redeemed	(83,687,543)	(321,055,015)	(24,423,966)	(37,801,710)

Net increase (decrease)	(20,433,514)	11,587,747	10,362,547	(11,533,807)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(677)	—	—
Net dividends and distributions – Service Shares	(9,346,198)	(7,994,097)	(3,496,696)	(3,695,270)

Total dividends and distributions	(9,346,198)	(7,994,774)	(3,496,696)	(3,695,270)

INCREASE (DECREASE) IN NET ASSETS	(20,495,350)	(11,978,884)	15,644,361	(23,015,813)
NET ASSETS:
Beginning of year	224,253,511	236,232,395	88,872,229	111,888,042

End of year	$203,758,161	$224,253,511	$104,516,590	$88,872,229

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	48	709	—	—
Shares issued to holders in reinvestment of dividends	—	74	—	—
Shares redeemed	(2,871)	(20,721)	—	—

Net decrease	(2,823)	(19,938)	—	—

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	5,760,602	33,601,635	3,017,387	2,182,285
Shares issued to holders in reinvestment of dividends	1,000,556	870,248	340,115	369,390
Shares redeemed	(8,922,259)	(34,015,775)	(2,389,673)	(3,648,647)

Net increase (decrease)	(2,161,101)	456,108	967,829	(1,096,972)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Flexible Income Allocation Fund		Managed Futures Strategy Fund[1]
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$14,435,607	$7,863,238	$17,478,379	$6,634,274
Net realized gain (loss) on investment transactions	(7,532,583)	(46,735,438)	(12,175,992)	12,836,267
Net change in unrealized appreciation (depreciation) on investments	3,933,961	13,157,873	19,345,177	(24,757,209)

Net increase (decrease) in net assets resulting from operations	10,836,985	(25,714,327)	24,647,564	(5,286,668)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	75	1,584	185	366,815
Shares issued to holders in reinvestment of dividends	95	313	5	35,142
Shares redeemed	(8,409)	(1,275)	(327,642)	(203,416)

Net increase (decrease)	(8,239)	622	(327,452)	198,541

Service Shares
Shares sold	81,844,986	122,385,834	127,378,020	498,941,528
Shares issued to holders in reinvestment of dividends	13,686,267	9,653,021	554,410	110,142,951
Shares redeemed	(122,117,472)	(149,331,897)	(361,158,721)	(245,996,973)

Net increase (decrease)	(26,586,219)	(17,293,042)	(233,226,291)	363,087,506

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions – Institutional Shares	—	(313)	(5)	(35,142)
Net dividends and distributions – Service Shares	(13,686,362)	(9,653,021)	(554,411)	(110,142,951)

Total dividends and distributions	(13,686,362)	(9,653,334)	(554,416)	(110,178,093)

INCREASE (DECREASE) IN NET ASSETS	(29,443,835)	(52,660,081)	(209,460,595)	247,821,286
NET ASSETS:
Beginning of year	295,115,292	347,775,373	499,270,487	251,449,201

End of year	$265,671,457	$295,115,292	$289,809,892	$499,270,487

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	8	170	21	35,855
Shares issued to holders in reinvestment of dividends	11	34	1	3,755
Shares redeemed	(940)	(131)	(38,652)	(18,259)

Net increase (decrease)	(921)	73	(38,630)	21,351

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	9,183,963	13,137,850	15,242,820	47,336,914
Shares issued to holders in reinvestment of dividends	1,539,999	1,074,891	67,718	12,187,999
Shares redeemed	(13,725,984)	(16,137,435)	(42,993,320)	(24,444,350)

Net increase (decrease)	(3,002,022)	(1,924,694)	(27,682,782)	35,080,563

[1] Consolidated Statements of Changes in Net Assets (see note 3b).

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Conservative Income Fund		Income Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2024	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$816,396	$346,164	$2,724,414	$1,085,564
Net realized loss on investment transactions	(39,268)	(341,288)	(2,022,742)	(6,245,008)
Net change in unrealized appreciation on investments	55,316	50,611	2,175,939	1,652,884

Net increase (decrease) in net assets resulting from operations	832,444	55,487	2,877,611	(3,506,560)

CAPITAL SHARE TRANSACTIONS:
Shares sold	16,356,425	14,707,129	31,939,962	24,537,832
Shares issued to holders in reinvestment of dividends	801,360	333,851	2,693,828	1,084,689
Shares redeemed	(14,880,223)	(13,893,111)	(11,826,539)	(8,867,473)

Net increase	2,277,562	1,147,869	22,807,251	16,755,048

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(801,360)	(333,852)	(2,693,828)	(1,084,689)

Total dividends and distributions	(801,360)	(333,852)	(2,693,828)	(1,084,689)

INCREASE (DECREASE) IN NET ASSETS	2,308,646	869,504	22,991,034	12,163,799
NET ASSETS:
Beginning of year	11,781,353	10,911,849	56,634,190	44,470,391

End of year	$14,089,999	$11,781,353	$79,625,224	$56,634,190

CHANGES IN SHARES OUTSTANDING
Shares sold	1,694,609	1,509,965	3,803,073	2,760,584
Shares issued to holders in reinvestment of dividends	83,292	34,676	324,779	127,816
Shares redeemed	(1,543,404)	(1,437,264)	(1,418,549)	(1,028,707)

Net increase	234,497	107,377	2,709,303	1,859,693

See notes to financial statements.

GuideMark Funds & GuidePath Funds

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Growth & Income Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023
OPERATIONS:
Net investment income	$2,225,655	$2,264,523
Net realized gain (loss) on investment transactions	3,332,133	(3,258,069)
Net change in unrealized appreciation (depreciation) on investments	11,461,039	(1,745,441)

Net increase (decrease) in net assets resulting from operations	17,018,827	(2,738,987)

CAPITAL SHARE TRANSACTIONS:
Shares sold	22,127,596	27,064,823
Shares issued to holders in reinvestment of dividends	2,225,905	2,147,781
Shares redeemed	(36,507,124)	(34,342,235)

Net decrease	(12,153,623)	(5,129,631)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions	(2,225,905)	(2,147,781)

Total dividends and distributions	(2,225,905)	(2,147,781)

INCREASE (DECREASE) IN NET ASSETS	2,639,299	(10,016,399)
NET ASSETS:
Beginning of year	106,817,174	116,833,573

End of year	$109,456,473	$106,817,174

CHANGES IN SHARES OUTSTANDING
Shares sold	1,996,722	2,586,598
Shares issued to holders in reinvestment of dividends	203,673	208,178
Shares redeemed	(3,406,873)	(3,184,948)

Net decrease	(1,206,478)	(390,172)

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Large Cap Core Fund
	Service
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$23.820	$28.797	$26.584	$16.106	$18.401
Income from investment operations:
Net investment income[1]	0.168	0.205	0.096	0.059	0.114
Net realized and unrealized gains (losses) on investments	7.150	(2.879)	3.045	10.515	(2.202)

Total from investment operations	7.318	(2.674)	3.141	10.574	(2.088)

Less distributions:
Distributions from net investment income	(0.198)	(0.161)	(0.121)	(0.096)	(0.021)
Distributions from net realized gains	(0.011)	(2.142)	(0.807)	—	(0.186)

Total distributions	(0.209)	(2.303)	(0.928)	(0.096)	(0.207)

Net asset value, end of year	$30.929	$23.820	$28.797	$26.584	$16.106

Total return	30.82%	(8.81)%	11.59%	65.69%	(11.59)%
Supplemental data and ratios:
Net assets, end of year	$723,890,113	$607,841,824	$691,938,719	$602,158,947	$326,952,939
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2] [3]	0.89%	0.90%	0.89%	1.15%	1.18%
After expense reimbursement (recapture) and securities lending credit including interest expense2 3	0.82%	0.87%	0.89%	1.10%	1.14%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.58%	0.79%	0.33%	0.21%	0.55%
After expense reimbursement (recapture) and securities lending credit	0.65%	0.82%	0.33%	0.26%	0.59%
Portfolio turnover rate	19.47%	46.39%	25.18%	34.13%	28.54%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	The effect of the voluntary expense reimbursement on the Service Class shares as of March 31, 2024 was 0.02%.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Emerging Markets Fund
	Service
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.299	$13.573	$16.502	$10.516	$13.278
Income from investment operations:
Net investment income[1]	0.218	0.324	0.214	0.049	0.175
Net realized and unrealized gains (losses) on investments	0.803	(1.870)	(1.727)	5.968	(2.690)

Total from investment operations	1.021	(1.546)	(1.513)	6.017	(2.515)

Less distributions:
Distributions from net investment income	(0.368)	(0.486)	(0.258)	(0.031)	(0.247)
Distributions from net realized gains	—	(1.242)	(1.158)	—	—

Total distributions	(0.368)	(1.728)	(1.416)	(0.031)	(0.247)

Net asset value, end of year	$10.952	$10.299	$13.573	$16.502	$10.516

Total return	10.03%	(11.02)%	(9.75)%	57.85%[3]	(19.40)%
Supplemental data and ratios:
Net assets, end of year	$47,929,601	$45,699,264	$71,780,033	$96,895,863	$64,153,851
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2] [4]	1.88%	1.84%	1.40%	1.55%	1.79%
After expense reimbursement (recapture) and securities lending credit including interest expense2 4	1.34%	1.40%	1.39%	1.64%	1.65%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.55%	2.39%	1.32%	0.43%	1.20%
After expense reimbursement (recapture) and securities lending credit	2.09%	2.83%	1.33%	0.34%	1.34%
Portfolio turnover rate	43.80%	43.50%	47.80%	58.36%	42.60%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.01%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.
[3]	The returns reflect the actual performance for each period and do not include the impact of any adjustments made for financial reporting required by Generally Accepted Accounting Principles (GAAP).
[4]	The effect of the voluntary expense reimbursement on the Service Class shares as of March 31, 2024 was 0.06%.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Small Mid Cap Core Fund
	Service
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$16.763	$19.122	$21.067	$10.765	$14.385
Income from investment operations:
Net investment income (loss)[1]	0.066	0.089	0.002	(0.040)	(0.007)
Net realized and unrealized gains (losses) on investments	3.689	(2.074)	0.447	10.720	(3.393)

Total from investment operations	3.755	(1.985)	0.449	10.680	(3.400)

Less distributions:
Distributions from net investment income	(0.067)	(0.063)	(0.046)	(0.024)	(0.016)
Distributions from net realized gains	(0.062)	(0.311)	(2.348)	(0.354)	(0.204)

Total distributions	(0.129)	(0.374)	(2.394)	(0.378)	(0.220)

Net asset value, end of year	$20.389	$16.763	$19.122	$21.067	$10.765

Total return	22.44%	(10.34)%	1.38%	99.76%	(24.10)%
Supplemental data and ratios:
Net assets, end of year	$102,966,460	$95,300,950	$107,105,729	$92,756,350	$52,904,611
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2] [3]	1.16%	1.17%	1.17%	1.46%	1.50%
After expense reimbursement (recapture) and securities lending credit including interest expense2 3	1.04%	1.06%	1.14%	1.31%	1.39%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.25%	0.41%	(0.03)%	(0.40)%	(0.16)%
After expense reimbursement (recapture) and securities lending credit	0.37%	0.52%	0.01%	(0.25)%	(0.05)%
Portfolio turnover rate	16.37%	24.59%	36.38%	37.81%	26.54%

[1]	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	The effect of the voluntary expense reimbursement on the Service Class shares as of March 31, 2024 was 0.035%.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	World ex-US Fund
	Service
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.727	$10.306	$10.445	$7.303	$8.856
Income from investment operations:
Net investment income[1]	0.191	0.229	0.131	0.081	0.142
Net realized and unrealized gains (losses) on investments	1.190	(0.526)	(0.150)	3.263	(1.538)

Total from investment operations	1.381	(0.297)	(0.019)	3.344	(1.396)

Less distributions:
Distributions from net investment income	(0.231)	(0.210)	(0.120)	(0.202)	(0.157)
Distributions from net realized gains	(0.117)	(0.072)	—	—	—

Total distributions	(0.348)	(0.282)	(0.120)	(0.202)	(0.157)

Net asset value, end of year	$10.760	$9.727	$10.306	$10.445	$7.303

Total return	14.42%	(2.70)%	(0.27)%	45.89%	(16.16)%
Supplemental data and ratios:
Net assets, end of year	$117,448,079	$109,714,796	$125,033,842	$138,023,708	$110,561,165
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2] [3]	1.24%	1.26%	1.25%	1.38%	1.36%
After expense reimbursement (recapture) and securities lending credit including interest expense2 3	1.10%	1.14%	1.14%	1.37%	1.35%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.80%	2.37%	1.08%	0.88%	1.58%
After expense reimbursement (recapture) and securities lending credit	1.91%	2.49%	1.19%	0.89%	1.59%
Portfolio turnover rate	30.33%	54.13%	33.89%	46.15%	25.52%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	The effect of the voluntary expense reimbursement on the Service Class shares as of March 31, 2024 was 0.041%.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund
	Service
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$8.266	$9.009	$9.700	$9.798	$9.270
Income from investment operations:
Net investment income[1]	0.266	0.194	0.110	0.112	0.170
Net realized and unrealized gains (losses) on investments	(0.061)	(0.740)	(0.571)	0.141 [3]	0.490

Total from investment operations	0.205	(0.546)	(0.461)	0.253	0.660

Less distributions:
Distributions from net investment income	(0.268)	(0.197)	(0.124)	(0.184)	(0.108)
Distributions from net realized gains	—	—	(0.106)	(0.167)	(0.024)

Total distributions	(0.268)	(0.197)	(0.230)	(0.351)	(0.132)

Net asset value, end of year	$8.203	$8.266	$9.009	$9.700	$9.798

Total return	2.56%	(6.02)%	(4.88)%	2.47%	7.16%
Supplemental data and ratios:
Net assets, end of year	$172,263,447	$170,247,628	$200,560,432	$188,033,933	$135,386,961
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit including interest expense[2]	1.00%	0.99%	0.99%	1.28%	1.29%
After expense reimbursement (recapture) and securities lending credit including interest expense[2]	0.94%	0.94%	0.94%	1.19%	1.19%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	3.23%	2.28%	1.09%	1.01%	1.67%
After expense reimbursement (recapture) and securities lending credit	3.29%	2.33%	1.14%	1.10%	1.77%
Portfolio turnover rate	267.22%	252.14%	263.72%	283.45%	278.67%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to shares transactions for the year.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Growth Allocation Fund
	Service
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$13.904	$16.029	$15.636	$10.062	$11.477
Income from investment operations:
Net investment income[1]	0.172	0.127	0.126	0.064	0.128
Net realized and unrealized gains (losses) on investments	3.206	(1.718)	0.726	5.780	(1.402)

Total from investment operations	3.378	(1.591)	0.852	5.844	(1.274)

Less distributions:
Distributions from net investment income	(0.262)	(0.028)	(0.129)	(0.072)	(0.141)
Distributions from net realized gains	(0.053)	(0.506)	(0.330)	(0.198)	—

Total distributions	(0.315)	(0.534)	(0.459)	(0.270)	(0.141)

Net asset value, end of year	$16.967	$13.904	$16.029	$15.636	$10.062

Total return	24.46%	(9.69)%	5.22%	58.23%	(11.35)%
Supplemental data and ratios:
Net assets, end of year	$1,279,611,829	$950,178,503	$1,136,476,058	$1,075,230,154	$739,949,997
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.67%	0.69%	0.68%	0.94%	0.97%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.62%	0.64%	0.64%	0.90%	0.93%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	1.09%	0.87%	0.71%	0.44%	1.03%
After expense reimbursement (recapture) and securities lending credit	1.14%	0.92%	0.75%	0.48%	1.07%
Portfolio turnover rate	18.58%	22.84%	17.09%	39.58%	37.80%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.01%, 0.00%, 0.00%, 0.00% and 0.01%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Conservative Allocation Fund
	Service
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.165	$10.978	$11.070	$9.137	$9.617
Income from investment operations:
Net investment income[1]	0.338	0.266	0.207	0.199	0.226
Net realized and unrealized gains (losses) on investments	0.718	(0.865)	0.098	1.959	(0.490)

Total from investment operations	1.056	(0.599)	0.305	2.158	(0.264)

Less distributions:
Distributions from net investment income	(0.338)	(0.175)	(0.202)	(0.189)	(0.216)
Distributions from net realized gains	—	(0.039)	(0.195)	(0.036)	—

Total distributions	(0.338)	(0.214)	(0.397)	(0.225)	(0.216)

Net asset value, end of year	$10.883	$10.165	$10.978	$11.070	$9.137

Total return	10.48%	(5.39)%	2.60%	23.67%	(2.99)%
Supplemental data and ratios:
Net assets, end of year	$531,079,422	$428,327,883	$509,796,048	$461,123,761	$314,935,864
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.70%	0.71%	0.70%	0.96%	0.99%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.45%	0.45%	0.45%	0.70%	0.70%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	3.01%	2.37%	1.56%	1.64%	1.98%
After expense reimbursement (recapture) and securities lending credit	3.26%	2.63%	1.81%	1.90%	2.27%
Portfolio turnover rate	19.92%	48.39%	28.28%	38.17%	58.96%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Tactical Allocation Fund
	Service
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.563	$11.400	$11.394	$9.960	$10.919
Income from investment operations:
Net investment income[1]	0.090	0.149	0.047	0.010	0.061
Net realized and unrealized gains (losses) on investments	2.582	(0.486)	1.154	1.941	(0.515)

Total from investment operations	2.672	(0.337)	1.201	1.951	(0.454)

Less distributions:
Distributions from net investment income	(0.146)	—	(0.053)	(0.005)	(0.058)
Distributions from net realized gains	—	(0.500)	(1.142)	(0.512)	(0.447)

Total distributions	(0.146)	(0.500)	(1.195)	(0.517)	(0.505)

Net asset value, end of year	$13.089	$10.563	$11.400	$11.394	$9.960

Total return	25.45%	(2.90)%	10.32%	19.96%	(4.83)%
Supplemental data and ratios:
Net assets, end of year	595,360,541	$500,975,471	$518,623,186	$469,311,387	$323,199,482
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.79%	0.80%	0.81%	1.07%	1.10%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.77%	0.79%	0.78%	1.05%	1.06%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	0.77%	1.37%	0.36%	0.07%	0.50%
After expense reimbursement (recapture) and securities lending credit	0.79%	1.38%	0.39%	0.09%	0.54%
Portfolio turnover rate	333.31%	248.27%	406.19%	443.30%	500.28%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Allocation Fund
	Institutional
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.372	$10.053	$10.554	$10.005	$10.402
Income from investment operations:
Net investment income[1]	0.378	0.346	0.267	0.256	0.329
Net realized and unrealized gains (losses) on investments	0.075	(0.775)	(0.516)	0.638 [2]	(0.367)

Total from investment operations	0.453	(0.429)	(0.249)	0.894	(0.038)

Less distributions:
Distributions from net investment income	(0.488)	(0.252)	(0.252)	(0.345)	(0.359)

Total distributions	(0.488)	(0.252)	(0.252)	(0.345)	(0.359)

Net asset value, end of year	$9.337	$9.372	$10.053	$10.554	$10.005

Total return	4.86%	(4.21)%	(2.46)%	8.92%	(0.53)%
Supplemental data and ratios:
Net assets, end of year	$89	$26,541	$228,905	$476,449	$1,133,623
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.50%	0.50%	0.47%	0.49%	0.50%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.20%	0.22%	0.20%	0.21%	0.21%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	3.72%	3.31%	2.26%	2.15%	2.82%
After expense reimbursement (recapture) and securities lending credit	4.02%	3.59%	2.53%	2.43%	3.11%
Portfolio turnover rate	53.14%	152.99%	27.64%	65.03%	161.00%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.02%, 0.00%, 0.01% and 0.01%, respectively.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Absolute Return Allocation Fund
	Service
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.394	$10.080	$10.578	$10.010	$10.402
Income from investment operations:
Net investment income[1]	0.394	0.286	0.227	0.195	0.266
Net realized and unrealized gains (losses) on investments	0.047	(0.750)	(0.515)	0.634 [5]	(0.368)

Total from investment operations	0.441	(0.464)	(0.288)	0.829	(0.102)

Less distributions:
Distributions from net investment income	(0.449)	(0.222)	(0.210)	(0.261)	(0.290)

Total distributions	(0.449)	(0.222)	(0.210)	(0.261)	(0.290)

Net asset value, end of year	$9.386	$9.394	$10.080	$10.578	$10.010

Total return	4.72%	(4.56)%	(2.80)%	8.26%	(1.11)%
Supplemental data and ratios:
Net assets, end of year	$203,758,072	$224,226,970	$236,003,490	$212,656,486	$391,177,265
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.84%	0.86%	0.82%	1.09%	1.10%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.55%	0.58%	0.55%	0.81%	0.81%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	3.91%	2.73%	1.87%	1.57%	2.22%
After expense reimbursement (recapture) and securities lending credit	4.20%	3.01%	2.14%	1.85%	2.51%
Portfolio turnover rate	53.14%	152.99%	27.64%	65.03%	161.00%
Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.03%, 0.00%, 0.01% and 0.01%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[5]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Multi-Asset Income Allocation Fund
	Service
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.167	$11.373	$11.332	$9.056	$10.660
Income from investment operations:
Net investment income[1]	0.412	0.370	0.313	0.270	0.344
Net realized and unrealized gains (losses) on investments	0.595	(1.169)	0.044	2.272	(1.632)

Total from investment operations	1.007	(0.799)	0.357	2.542	(1.288)

Less distributions:
Distributions from net investment income	(0.409)	(0.407)	(0.316)	(0.266)	(0.313)
Distributions from net realized gains	—	—	—	—	(0.003)

Total distributions	(0.409)	(0.407)	(0.316)	(0.266)	(0.316)

Net asset value, end of year	$10.765	$10.167	$11.373	$11.332	$9.056

Total return	10.15%	(6.92)%	3.09%	28.42%	(12.53)%
Supplemental data and ratios:
Net assets, end of year	$104,516,590	$88,872,229	$111,888,042	$132,821,013	$112,044,753
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.85%	0.85%	0.84%	1.09%	1.12%
After expense reimbursement (recapture) and securities lending credit including interest expense[3]	0.71%	0.59%	0.70%	0.96%	0.92%
Ratio of net investment income to average net assets[4]
Before expense reimbursement (recapture) and securities lending credit	3.89%	3.32%	2.55%	2.48%	2.99%
After expense reimbursement (recapture) and securities lending credit	4.03%	3.58%	2.69%	2.61%	3.19%
Portfolio turnover rate	27.54%	65.66%	24.21%	73.27%	85.15%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.01%, 0.00%, 0.00% and 0.00%, respectively.
[4]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Flexible Income Allocation Fund
	Institutional
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.021	$10.080	$10.582	$9.368	$9.422
Income from investment operations:
Net investment income[1]	0.371	0.270	0.254	0.511	0.391
Net realized and unrealized gains (losses) on investments	(0.111)	(0.971)	(0.453)	0.989 [2]	(0.076)[2]

Total from investment operations	0.260	(0.701)	(0.199)	1.500	0.315

Less distributions:
Distributions from net investment income	(0.481)	(0.291)	(0.236)	(0.286)	(0.369)
Distributions from net realized gains	—	(0.067)	(0.067)	—	—

Total distributions	(0.481)	(0.358)	(0.303)	(0.286)	(0.369)

Net asset value, end of year	$8.800	$9.021	$10.080	$10.582	$9.368

Total return	2.93%	(6.92)%	(2.02)%	16.10%	3.38%
Supplemental data and ratios:
Net assets, end of year	$44	$8,353	$8,598	$7,747	$34,154
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.28%	0.30%	0.30%	0.37%	0.45%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	3.98%	2.74%	2.24%	4.84%	3.81%
After expense reimbursement (recapture) and securities lending credit	4.11%	2.89%	2.39%	5.06%	4.11%
Portfolio turnover rate	247.29%	483.66%	195.55%	211.84%	517.05%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.02%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Flexible Income Allocation Fund
	Service
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$8.974	$9.991	$10.497	$9.304	$9.366
Income from investment operations:
Net investment income[1]	0.468	0.230	0.213	0.250	0.331
Net realized and unrealized gains (losses) on investments	(0.101)	(0.960)	(0.445)	1.175 [2]	(0.076)[2]

Total from investment operations	0.367	(0.730)	(0.232)	1.425	0.255

Less distributions:
Distributions from net investment income	(0.450)	(0.220)	(0.207)	(0.232)	(0.317)
Distributions from net realized gains	—	(0.067)	(0.067)	—	—

Total distributions	(0.450)	(0.287)	(0.274)	(0.232)	(0.317)

Net asset value, end of year	$8.891	$8.974	$9.991	$10.497	$9.304

Total return	4.19%	(7.27)%	(2.33)%	15.38%	2.76%
Supplemental data and ratios:
Net assets, end of year	$265,671,413	$295,106,939	$347,766,775	$279,838,116	$98,516,379
Ratio of expenses to average net assets[3]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.71%	0.70%	0.70%	0.99%	1.05%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.50%	0.50%	0.50%	0.75%	0.75%
Ratio of net investment income to average net assets[5]
Before expense reimbursement (recapture) and securities lending credit	5.04%	2.28%	1.83%	2.17%	3.20%
After expense reimbursement (recapture) and securities lending credit	5.25%	2.48%	2.03%	2.41%	3.50%
Portfolio turnover rate	247.29%	483.66%	195.55%	211.84%	517.05%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[3]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[5]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Managed Futures Strategy Fund (Consolidated)
	Institutional
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$8.550	$10.136	$9.504	$8.813	$8.067
Income from investment operations:
Net investment income (loss)[1]	0.258	0.241	(0.106)	(0.084)	0.063
Net realized and unrealized gains on investments	0.411	0.557 [3]	1.607	1.079	1.097

Total from investment operations	0.669	0.798	1.501	0.995	1.160

Less distributions:
Distributions from net investment income	(0.033)	(1.085)	(0.262)	—	(0.131)
Distributions from net realized gains	—	(1.299)	(0.607)	(0.304)	(0.283)

Total distributions	(0.033)	(2.384)	(0.869)	(0.304)	(0.414)

Net asset value, end of year	$9.186	$8.550	$10.136	$9.504	$8.813

Total return	7.86%	5.85%	17.34%	11.46%	14.70%
Supplemental data and ratios:
Net assets, end of year	$1,406	$331,615	$176,686	$483,785	$1,220,564
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[2]	1.12%	1.21%	1.19%	1.21%	1.25%
After expense reimbursement (recapture) and fees waived including interest expense[2]	1.12%	1.21%	1.19%	1.29%	1.30%
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	2.99%	2.52%	(1.12)%	(0.87)%	0.79%
After expense reimbursement (recapture) and fees waived	2.99%	2.52%	(1.12)%	(0.95)%	0.74%
Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%	0.00%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Managed Futures Strategy Fund (Consolidated)
	Service
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$8.250	$9.893	$9.268	$8.648	$7.914
Income from investment operations:
Net investment income (loss)[1]	0.309	0.160	(0.136)	(0.129)	0.011
Net realized and unrealized gains on investments	0.287	0.542 [3]	1.570	1.053	1.077

Total from investment operations	0.596	0.702	1.434	0.924	1.088

Less distributions:
Distributions from net investment income	(0.010)	(1.046)	(0.202)	—	(0.071)
Distributions from net realized gains	—	(1.299)	(0.607)	(0.304)	(0.283)

Total distributions	(0.010)	(2.345)	(0.809)	(0.304)	(0.354)

Net asset value, end of year	$8.836	$8.250	$9.893	$9.268	$8.648

Total return	7.23%	5.04%	16.94%	10.84%	14.03%
Supplemental data and ratios:
Net assets, end of year	$289,808,486	$498,938,872	$251,272,515	$207,653,403	$221,868,264
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and fees waived including interest expense[2]	1.50%	1.52%	1.54%	1.80%	1.85%
After expense reimbursement (recapture) and fees waived including interest expense[2]	1.50%	1.52%	1.54%	1.81%	1.90%
Ratio of net investment gain (loss) to average net assets
Before expense reimbursement (recapture) and fees waived	3.66%	1.52%	(1.47)%	(1.47)%	0.18%
After expense reimbursement (recapture) and fees waived	3.66%	1.52%	(1.47)%	(1.48)%	0.13%
Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%	0.00%

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Net investment income (loss) per share has been calculated based on average shares outstanding during the year.
[2]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.
[3]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Conservative Income Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.629	$9.776	$9.938	$9.899	$9.987
Income from investment operations:
Net investment income[1]	0.432	0.204	0.049	0.029	0.177
Net realized and unrealized gains (losses) on investments	0.022	(0.136)	(0.159)	0.044	(0.092)

Total from investment operations	0.454	0.068	(0.110)	0.073	0.085

Less distributions:
Distributions from net investment income	(0.420)	(0.215)	(0.052)	(0.034)	(0.173)
Distributions from net realized gains	—	—	—	—	—

Total distributions	(0.420)	(0.215)	(0.052)	(0.034)	(0.173)

Net asset value, end of year	$9.663	$9.629	$9.776	$9.938	$9.899

Total return	4.82%	0.71%	(1.12)%	0.74%	0.85%
Supplemental data and ratios:
Net assets, end of year	$14,089,999	$11,781,353	$10,911,849	$15,926,192	$6,724,818
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.92%	0.95%	1.06%	1.14%	2.23%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of net investment income to average net assets[3]
Before expense reimbursement (recapture) and fees waived	4.20%	1.81%	0.08%	(0.20)%	0.18%
After expense reimbursement (recapture) and fees waived	4.48%	2.12%	0.50%	0.30%	1.77%
Portfolio turnover rate	258.88%	398.32%	161.18%	190.65%	190.99%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Income Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$8.464	$9.204	$9.950	$9.857	$9.892
Income from investment operations:
Net investment income[1]	0.313	0.169	0.208	0.186	0.284
Net realized and unrealized gains (losses) on investments	(0.001)[4]	(0.742)	(0.745)	0.090 [4]	(0.048)[4]

Total from investment operations	0.312	(0.573)	(0.537)	0.276	0.236

Less distributions:
Distributions from net investment income	(0.306)	(0.167)	(0.209)	(0.183)	(0.266)
Distributions from net realized gains	—	—	—	—	(0.005)

Total distributions	(0.306)	(0.167)	(0.209)	(0.183)	(0.271)

Net asset value, end of year	$8.470	$8.464	$9.204	$9.950	$9.857

Total return	3.82%	(6.21)%	(5.53)%	2.79%	2.34%
Supplemental data and ratios:
Net assets, end of year	$79,625,224	$56,634,190	$44,470,391	$38,031,721	$32,494,874
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[5]	0.84%	0.85%	0.88%	0.92%	1.18%
After expense reimbursement (recapture) and securities lending credit including interest expense[5]	0.79%	0.79%	0.79%	0.80%	0.79%
Ratio of net investment income to average net assets[3]
Before expense reimbursement (recapture) and fees waived	3.70%	1.91%	2.02%	1.73%	2.39%
After expense reimbursement (recapture) and fees waived	3.75%	1.97%	2.11%	1.85%	2.79%
Portfolio turnover rate	288.92%	300.76%	222.96%	194.13%	247.58%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Realized and unrealized gains and losses per shares in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains and losses in the Statement of Operations due to share transactions for the year.
[5]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.00%, 0.00%, 0.00%, 0.01% and 0.00%, respectively.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

FINANCIAL HIGHLIGHTS

	Growth & Income Fund
	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.463	$11.023	$11.683	$8.717	$9.772
Income from investment operations:
Net investment income[1]	0.264	0.236	0.110	0.134	0.189
Net realized and unrealized gains (losses) on investments	1.698	(0.575)	0.888	2.959	(1.094)

Total from investment operations	1.962	(0.339)	0.998	3.093	(0.905)

Less distributions:
Distributions from net investment income	(0.267)	(0.221)	(0.139)	(0.127)	(0.146)
Distributions from net realized gains (losses)	—	—	(1.519)	—	(0.004)

Total distributions	(0.267)	(0.221)	(1.658)	(0.127)	(0.150)

Net asset value, end of year	$12.158	$10.463	$11.023	$11.683	$8.717

Total return	19.08%	(3.02)%	7.90%	35.67%	(9.45)%
Supplemental data and ratios:
Net assets, end of year	$109,456,473	$106,817,174	$116,833,573	$86,833,376	$33,927,659
Ratio of expenses to average net assets[2]
Before expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.94%	0.94%	0.87%	0.95%	1.34%
After expense reimbursement (recapture) and securities lending credit including interest expense[4]	0.88%	0.89%	0.81%	0.80%	0.79%
Ratio of net investment income to average net assets[3]
Before expense reimbursement (recapture) and fees waived	2.35%	2.21%	0.86%	1.13%	1.34%
After expense reimbursement (recapture) and fees waived	2.41%	2.26%	0.92%	1.28%	1.89%
Portfolio turnover rate	122.79%	73.19%	174.37%	108.96%	159.34%

[1]	Net investment income per share has been calculated based on average shares outstanding during the year.
[2]	These ratios exclude the impact of the expenses of the underlying investment companies and exchange-traded funds in which the Fund invests.
[3]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies and exchange-traded funds in which the Fund invests.
[4]	Includes interest expense where applicable. See Note 5 in the Notes to the Financial Statements. Interest expense was 0.09%, 0.10%, 0.02%, 0.01% and 0.00%, respectively.

See notes to financial statements.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2024

1.	Organization

GPS Funds I and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trusts dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 5 funds: GuideMark Large Cap Core Fund, GuideMark Emerging Markets Fund, GuideMark Small/Mid Cap Core Fund, GuideMark World ex-US Fund, GuideMark Core Fixed Income. GPS Funds II is comprised of the following 10 funds: GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Managed Futures Strategy Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund (collectively, the “Funds”). All of the Funds are classified and operate as diversified funds under the 1940 Act. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund and GuidePath Absolute Return Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Tactical Allocation Fund and GuidePath Absolute Return Allocation Fund commenced operations on April 29, 2011. The GuidePath Multi-Asset Income Allocation Fund and GuidePath Flexible Income Allocation Fund commenced operations on August 31, 2012. The GuidePath Managed Futures Strategy Fund commenced operations on January 19, 2016. The GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund commenced operations on April 30, 2018. Each Fund offers two classes of shares: Service Shares and Institutional Shares, except GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund, which are only offered with a single share class. Certain Fund classes were without shares as of the period end; any share activity related to those classes is presented in the Statements of Changes in Net Assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2.	Fund of Funds

The GuidePath Growth Allocation Fund, GuidePath Conservative Allocation Fund, GuidePath Absolute Return Allocation Fund, GuidePath Multi-Asset Income Allocation Fund, GuidePath Flexible Income Allocation Fund, GuidePath Conservative Income Fund, GuidePath Income Fund and GuidePath Growth and Income Fund each operate as a “Fund of Funds,” investing primarily or, in the case of the GuidePath Tactical Allocation Fund, between 10% and 100% of its assets, in registered investment companies, including mutual funds and exchange-traded funds (“ETFs”). The funds in which the Fund of Funds may invest are referred to herein as the “Underlying Funds.” The Advisor believes that investing in Underlying Funds provides each Fund of Funds with an efficient means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in a Fund of Funds, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund’s direct fees and expenses. In order to obtain exposure to certain markets, asset classes or active management styles, each Fund of Funds may buy Underlying Funds managed by the Advisor or its affiliates, which in turn, invest in various securities, including ETFs. The Fund of Funds may also invest directly in securities and other exchange-traded products, such as exchange-traded notes.

3.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)	Investment Valuation

The Funds value their investments at fair value. Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are generally valued at amortized cost, which approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation. These investments in mutual funds may include investments in affiliated mutual funds. Investments in mutual funds are generally priced using values supplied by the underlying funds themselves. Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value in accordance with the requirements of Rule 2a-5. The Board designated the Advisor as Valuation Designee of the Trusts. The Valuation Designee has established a Valuation Committee to oversee the implementation of the valuation procedures on behalf of the Funds.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the year. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts).

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the year, certain securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, options written, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Forward currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities for which observable inputs are not available..

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures approved by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2024:

GuideMark Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$689,181,375	$—	$3,538	$689,184,913
Investment Companies	23,908,576	—	—	23,908,576
Real Estate Investment Trusts	6,804,896	—	—	6,804,896
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	66,692,592
Money Market Funds	3,485,485	—	—	3,485,485

Total Investments in Securities	$723,380,332	$—	$3,538	$790,076,462

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock
Balance as of April 1, 2023	$0
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,538
Transfers into/(out of) Level 3	—

Balance as of March 31, 2024	$3,538

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2024.	$3,538

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets. Level 3 holdings as of March 31, 2024, are immaterial and other than the reconciliation of investments above no further quantitative information about Level 3 Fair Value Measurements has been included.

GuideMark Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$—	$90,979	$—	$90,979
Brazil	1,712,865	—	—	1,712,865
Cayman Island	—	2,451,810	—	2,451,810
Chile	183,854	108,296		292,150
China	566,063	7,874,500	—	8,440,563
Colombia	—	68,643	—	68,643
Czech Republic	37,257	86,483	—	123,740
Egypt	—	233,241	—	233,241
Hong Kong	46,568	651,053	—	697,621
Hungary	202,098	—	—	202,098
India	—	7,841,760	—	7,841,760
Indonesia	133,308	598,780	—	732,088
Ireland	316,316	—	—	316,316
Luxembourg	29,105	—	—	29,105
Mexico	—	1,235,753	—	1,235,753
Netherlands	—	40,403	—	40,403
Peru	131,851	—	—	131,851
Philippines	30,455	—	—	30,455
Poland	—	592,194	—	592,194
Qatar	301,763	16,721	—	318,484
Republic of Korea		6,460,897		6,460,897
Russian Federation	—	—	0	0
South Africa	445,548	985,958	—	1,431,506
Tawain	—	8,123,815	—	8,123,815
Thailand	—	425,295	—	425,295
Turkey	463,162	535,866		999,028

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

	Level 1	Level 2	Level 3	Total
United Arab Emirates	$348,825	$56,150	$—	$404,975

Total Common Stocks	4,949,038	38,478,597	0	43,427,635

Investment Companies
China	1,620,808	—	—	1,620,808
United States	1,597,267	—	—	1,597,267

Total Investment Companies	3,218,075	—	—	3,218,075

Preferred Stocks
Brazil	864,410	—	—	864,410
Chile	—	52,840	—	52,840
Colombia	—	80,633	—	80,633
Republic of Korea	—	213,204	—	213,204

Total Preferred Stocks	864,410	346,677	—	1,211,087

Real Estate Investment Trusts
Mexico	—	19,075	—	19,075

Total Real Estate Investment Trusts	—	19,075	—	19,075

Rights
China	—	—	0	—

Total Rights	—	—	0	—

Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	1,884,429
Money Market Funds	274,903	—	—	274,903

Total Investments in Securities	$9,306,426	$38,844,349	$0	$50,035,204

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2023	$22,633	$—
Purchases	—	—
Sales proceeds and paydowns	(204,168)	(74)
Accreted discounts, net	—	—
Corporate Actions	—	2,296
Realized gain (loss)	(1,479,476)	(2,222)
Change in unrealized appreciation (depreciation)	1,661,011	—
Transfers into/(out of) Level 3	—	—

Balance as of March 31, 2024	$0	$—

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2024.	$—	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets. Level 3 holdings as of March 31, 2024, are immaterial and other than the reconciliation of investments above no further quantitative information about Level 3 Fair Value Measurements has been included.

GuideMark Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$95,549,573	$—	$7,246	$95,556,819
Real Estate Investment Trusts	3,538,056	—	—	3,538,056
Investment Companies	3,288,591	—	—	3,288,591
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	24,606,320
Money Market Funds	441,513	—	—	441,513

Total Investments in Securities	$102,817,732	$—	$7,246	$127,431,299

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks
Balance as of April 1, 2023	$6,710
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	536
Transfers into/(out of) Level 3	—

Balance as of March 31, 2024	$7,246

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2024.	$536

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets. Level 3 holdings as of March 31, 2024, are immaterial and other than the reconciliation of investments above no further quantitative information about Level 3 Fair Value Measurements has been included.

GuideMark World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$5,845,930	$—	$5,845,930
Austria	—	473,560	—	473,560
Belgium	86,902	716,550	—	803,452
Canada	11,121,551	—	—	11,121,551
Denmark	—	3,852,762	—	3,852,762
Finland	—	348,642	—	348,642
France	—	12,270,353	—	12,270,353
Germany	—	9,507,941	—	9,507,941
Hong Kong	—	1,491,626	—	1,491,626
Ireland	—	761,321	—	761,321
Israel	1,015,525	197,597	—	1,213,122
Italy	—	2,968,693	—	2,968,693
Japan	—	25,541,451	—	25,541,451
Jersey	—	174,427	—	174,427
Jordan	—	99,449	—	99,449
Luxembourg	—	140,303	—	140,303
Netherlands	—	5,545,185	—	5,545,185
New Zealand	21,764	354,793	—	376,557
Norway	27,216	854,608	—	881,824
Portugal	—	386,065	—	386,065
Singapore	—	1,711,305	—	1,711,305
Spain	—	2,922,230	—	2,922,230
Sweden	—	2,373,165	—	2,373,165
Switzerland	—	7,847,151	—	7,847,151
United Kingdom	123,182	12,998,853	—	13,122,035
United States	36,331	—	—	36,331

Total Common Stocks	12,432,471	99,383,960	—	111,816,431
Investment Companies
Canada	306,738	—	—	306,738
Japan	3,252,698	—	—	3,252,698

Total Investment Companies	3,559,436	—	—	3,559,436
Preferred Stocks
Germany	—	372,852	—	372,852

Total Preferred Stocks	—	372,852	—	372,852
Warrants	—	—	0	0
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	3,939,591
Money Market Funds	736,612	—	—	736,612

Total Investments in Securities	$16,728,519	$99,756,812	$0	$120,424,922

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Warrants
Balance as of April 1, 2023	$—
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Corporate Actions	0
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3	—

Balance as of March 31, 2024	$0

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2024.	$—

Fair valuation inputs are presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period, in relation to net assets. Level 3 holdings as of March 31, 2024, are immaterial and other than the reconciliation of investments above no further quantitative information about Level 3 Fair Value Measurements has been included.

GuideMark Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage-Backed Securities	$—	$67,679,259	$—	$67,679,259
Corporate Obligations	—	44,561,966	—	44,561,966
U.S. Treasury Obligations	—	41,817,560	—	41,817,560
Collateralized Mortgage Obligations	—	24,932,824	—	24,932,824
Asset Backed Securities	—	13,941,653	—	13,941,653
Municipal Debt Obligations	—	2,722,301	—	2,722,301
Foreign Government Debt Obligations	—	2,658,368	—	2,658,368

Total Fixed Income	—	198,313,931	—	198,313,931
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	11,531,788
Money Market Funds	9,067,969	—	—	9,067,969

Total Investments in Securities	$9,067,969	$198,313,931	$—	$218,913,688

Other Financial Instruments**
Futures	$(68,443)	$—	$—	$(68,443)
Swaps	—	358,565	—	358,565

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$1,266,633,314	$—	$—	$1,266,633,314
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	148,573,145
Money Market Funds	12,311,097	—	—	12,311,097

Total Investments in Securities	$1,278,944,411	$—	$—	$1,427,517,556

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Conservative Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$525,006,494	$—	$—	$525,006,494
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	107,830,811
Money Market Funds	5,209,798	—	—	5,209,798

Total Investments in Securities	$530,216,292	$—	$—	$638,047,103

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Tactical Allocation Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$422,502,577	$—	$—	$422,502,577
Investment Companies	159,827,422	—	—	159,827,422
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	88,614,980
Money Market Funds	12,193,987	—	—	12,193,987

Total Investments in Securities	$594,523,986	$—	$—	$683,138,966

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Absolute Return Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$201,484,084	$—	$—	$201,484,084
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	47,162,806
Money Market Funds	1,901,479	—	—	1,901,479

Total Investments in Securities	$203,385,563	$—	$—	$250,548,369

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Multi-Asset Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$103,356,985	$—	$—	$103,356,985
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	30,226,310
Money Market Funds	736,410	—	—	736,410

Total Investments in Securities	$104,093,395	$—	$—	$134,319,705

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Flexible Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$256,888,118	$—	$—	$256,888,118
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	69,623,360
Money Market Funds	7,854,726	—	—	7,854,726

Total Investments in Securities	$264,742,844	$—	$—	$334,366,204

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Managed Futures Strategy Fund

	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$145,055,599	$—	$145,055,599
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	57,291,250
Money Market Funds	24,740,943	—	—	24,740,943
U.S. Treasury Bills	—	84,945,711	—	84,945,711

Total Investments in Securities	$24,740,943	$230,001,310	$—	$312,033,503

Other Financial Instruments*
Futures	$10,425,149	$—	$—	$10,425,149
Forward Currency Contracts	$—	$(12,877)	$—	$(12,877)

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures and forward currency contracts. Futures and forward currency contracts are reflected as the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

GuidePath Conservative Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$3,699,753	$—	$—	$3,699,753
U.S. Treasury Obligations	—	2,224,766	—	2,224,766
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	274,050
Money Market Funds	7,621,703		—	7,621,703

Total Investments in Securities	$11,321,456	$2,224,766	$—	$13,820,272

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$77,715,196	$—	$—	$77,715,196
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	26,210,374
Money Market Funds	1,833,561	—	—	1,833,561

Total Investments in Securities	$79,548,757	$—	$—	$105,759,131

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

GuidePath Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$54,339,885	$—	$—	$54,339,885
Common Stocks	53,982,160	—	—	53,982,160
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	14,524,828
Money Market Funds	1,094,359	—	—	1,094,359

Total Investments in Securities	$109,416,404	$—	$—	$123,941,232

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

For further information regarding security characteristics, see the Schedule of Investments.

(b)	Consolidation of Subsidiary

The GuidePath Managed Futures Strategy Fund may invest up to 25% of its total assets in GuidePath Managed Futures Strategy Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by GuidePath Managed Futures Strategy Fund. The financial statements of the GuidePath Managed Futures Strategy Fund include the operations of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. The GuidePath Managed Futures Strategy Fund had 4.44% of its total assets invested in the Subsidiary as of March 31, 2024.

The Subsidiary is an exempted Cayman Islands investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

(c)	Subsequent Events Evaluation

In preparing these financial statements, the Funds have evaluated events and transactions through the date of issuance for potential recognition or disclosure resulting from subsequent events. As a result of this evaluation, it should be noted that, per the Board’s approval effective May 6, 2024, all Institutional Class of the Funds have been liquidated.

Additionally, on April 25, 2024, AssetMark Financial Holdings, Inc. (“AssetMark Financial”), the parent company of the Advisor, announced that it signed a definitive agreement pursuant to which Chicago-based private equity firm GTCR LLC will acquire a 100% interest in AssetMark Financial and its subsidiaries, including the Advisor (the “Transaction”). The Transaction is expected to close in the fourth quarter of 2024, subject to certain conditions and requisite regulatory approvals. Except as otherwise noted herein, there are no other subsequent events requiring disclosure.

(d)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(e)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

requisite distributions of income and capital gains to shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. As of and during the year ended March 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal year ended March 31, 2024, the Funds did not incur any interest or penalties. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(g)	Indemnifications

Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(h)	Expenses

Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets. Income, other non-class-specific expenses, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

(i)	Organization and Offering Costs

Organization costs consist of costs incurred to establish a Fund and enable it legally to do business. The Funds expense organizational costs as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note 4). Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis.

(j)	Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest recorded using the effective yield method is accrued daily. Withholding taxes on foreign dividends and taxes on capital gains, which are included as a component of net investment income and realized gain (loss) on investments, respectively, have been provided in accordance with the Trusts’ understanding of the applicable country’s tax rules and rates. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution.

(k)	Foreign Taxes

Tax reclaims receivable, if any, are recorded based upon the Funds’ interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Funds’ interpretation of country-specific taxation of dividend income and related amounts reclaimable.

(l)	Distributions to Shareholders

The Funds, with the exception of the Core Fixed Income Fund, Multi-Asset Income Allocation Fund, Flexible Income Allocation Fund, Conservative Income Fund, Income Fund and Growth and Income Fund will distribute any net investment income at least annually. The Core Fixed Income Fund, Multi-Asset Income Allocation Fund and Flexible Income Allocation Fund will distribute any net investment income quarterly. The Conservative Income Fund, Income Fund and Growth and Income Fund will generally distribute any net investment income monthly. All of the Funds will generally distribute any net realized long or short-term capital gains at least annually. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

(m)	Derivatives

Each Fund may invest in derivative instruments including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

The Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. All of the Funds may invest in options that are listed on U.S. exchanges or traded over the counter. Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange-traded options, or the options are not exchange-traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange. The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Futures

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.

The Funds may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Funds may also purchase and write call and put options on such futures contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Funds may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Funds may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.

Swap agreements are valued using the daily mean and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Derivative Instruments and Hedging Activities

Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Funds. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Funds may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Funds were pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Funds may receive returns (or suffer losses) exceeding the initial amounts the Funds committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Funds exceeding the amount the Funds would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Funds.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

GuideMark Core Fixed Income Fund

During the year, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX and CMBX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the year included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX, CMBX, purchased/written options and sold (wrote) options to efficiently manage investment grade credit exposure.

Statement of Assets and Liabilities – Values of Derivative Instruments as of March 31, 2024

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Credit Contracts – Swaps	Appreciation on swap agreements	$—	Depreciation on swap agreements	$—

Interest Rate Contracts – Swaps	Variation margin receviable on swap contracts	—	Variation margin payable on swap contracts	253

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts**	—	Unrealized depreciation on futures contracts**	68,443
Total		$—		$68,696

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended March 31, 2024

Amount of Realized Gain or (Loss) on Derivatives
	Futures Contracts	Swaps	Options	Total
Credit Contracts	$—	$8,864	$50,198	$59,062
Interest Rate Contracts	970,989	29,830	—	1,000,819

Total	$970,989	$38,694	$50,198	$1,059,881

Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Futures Contracts	Swaps	Options	Total
Credit Contracts	$—	$1,474	$(5,964)	$(4,490)
Interest Rate Contracts	80,605	207,317	—	287,922

Total	$80,605	$208,791	$(5,964)	$283,432

GuidePath Managed Futures Strategy Fund

The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the year ended March 31, 2024, the Fund used long and short contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

Consolidated Statement of Assets and Liabilities – Values of Derivative Instruments as of March 31, 2024

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Commodity Contracts – Futures*	Unrealized appreciation on futures contracts**	$5,076,897	Unrealized depreciation on futures contracts**	$1,782,721

Equity Contracts – Futures*	Unrealized appreciation on futures contracts**	5,979,422	Unrealized depreciation on futures contracts**	37,109

Foreign Exchange Contracts – Forward Currency Contracts	Unrealized appreciation on forward currency contracts	610,186	Unrealized depreciation on forward currency contracts	623,063

Foreign Exchange Contracts – Futures*	Unrealized appreciation on futures contracts**	2,333,012	Unrealized depreciation on futures contracts**	278,993

Interest Rate Contracts – Futures*	Unrealized appreciation on futures contracts**	654,992	Unrealized depreciation on futures contracts**	1,520,351
Total		$14,654,509		$4,242,237

*	Includes cumulative appreciation/depreciation as reported on the Consolidated Schedule of Open Futures Contracts.
**	Included in total distributable earnings on the Consolidated Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Consolidated Statement of Operations for the year ended March 31, 2024

Amount of Realized Gain (Loss) on Derivatives
	Futures Contracts	Forward Currency Contracts
Commodity Contracts	$(14,872,724)	$—
Equity Contracts	34,749,963	—
Foreign Exchange Contracts	(13,406,239)	(5,249,222)
Interest Rate Contracts	(13,025,408)	—

Total	$(6,554,408)	$(5,249,222)

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts	Forward Currency Contracts
Commodity Contracts	$5,509,645	$—
Equity Contracts	3,020,112	—
Foreign Exchange Contracts	3,613,528	393,741
Interest Rate Contracts	6,638,016	—

Total	$18,781,301	$393,741

GuidePath Growth and Income Fund

During the year, the Fund used equity derivatives including S&P 500 Index futures and S&P 500 Index and ETFs options, for both hedging and investment purposes, primarily risk management, and the pursuit of excess premium opportunities. The Fund used futures contracts during the year primarily to manage portfolio risk (volatility). The Fund wrote collateralized put options in an attempt to generate returns through receiving the option premiums; together with investments in fixed income instruments, it intended to lower the volatility relative to as if the Fund held the S&P 500 index.

The Effect of Derivative Instruments on the Statement of Operations for the year ended March 31, 2024

Amount of Realized Gain (Loss) on Derivatives
	Futures Contracts	Options Written
Equity Contracts	$1,300,374	$1,036,191

Total	$1,300,374	$1,036,191

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts	Options Written
Equity Contracts	$(145,604)	$(456,130)

Total	$(145,604)	$(456,130)

Volume Disclosures

The average monthly value outstanding of options written during the year ended March 31, 2024 were as follows:

	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund	GuidePath Growth and Income Fund
Options Written	$(3,403)	$—	$(79,538)

The average monthly notional amount outstanding of futures, forwards and swaps during the year ended March 31, 2024 were as follows:

Long Positions	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund	GuidePath Growth and Income Fund
Futures	$16,588,046	$580,672,032	$7,550,012
Forwards	$—	$142,487,711	$—
Swaps	$4,092,000	$—	$—

Short Positions	GuideMark Core Fixed Income Fund	GuidePath Managed Futures Strategy Fund	GuidePath Growth and Income Fund
Futures	$(16,331,784)	$(1,377,776,783)	$—
Forwards	$—	$(134,125,933)	$—

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Funds; the risk that there may not be a liquid secondary market for the derivative at a time when the Funds would look to disengage the position; the risk that additional capital from the Funds may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Funds may induce leverage in the Funds, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.

Offsetting Assets and Liabilities

GuideMark Core Fixed Income Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

The table below, as of March 31, 2024, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities, except in the case of futures contracts.

Liabilities				Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Futures*
Citigroup	$17,047	$—	$17,047	$(17,047)	$—	$—
Swaps
Morgan Stanley	253	—	253	(253)	—	—

	$17,300	$—	$17,300	$(17,300)	$—	$—

*	Cumulative appreciation/depreciation on futures contracts is reported in the Schedule of Open Futures Contracts—variation margin and receivable/payable for unsettled open futures contracts presented above is presented in the Statements of Assets and Liabilities.

GuidePath Managed Futures Strategy Fund

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of March 31, 2024, discloses both gross information and net information about instruments and transactions eligible for offset in the Consolidated Statement of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Consolidated Statement of Assets and Liabilities, except in the case of futures contracts.

Assets				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount
Description / Counterparty
Forward
UBS AG	$606,634	$—	$606,634	$(606,634)	$—	$—
Futures*
Goldman Sachs	527,726	—	527,726	(527,726)	—	—

	$1,134,360	$—	$1,134,360	$(1,134,360)	$—	$—

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

Liabilities				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Forward
UBS AG	$619,511	$—	$619,511	$(606,634)	$(12,877)	—
Futures*
Goldman Sachs	939,890	—	939,890	(527,726)	(412,164)	—

	$1,559,401	$—	$1,559,401	$(1,134,360)	$(425,041)	$—

*	Cumulative appreciation/ depreciation on futures contracts is reported in the Consolidated Schedule of Open Futures Contracts—variation margin and recievable/payable for unsettled open futures contracts presented above is presented in the Consolidated Statement of Assets and Liabilities.

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

(n)	Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(o)	Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States. Investing in these types of securities make a fund more susceptible to additional risks. These risks include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded. If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value in accordance with Rule 2a-5 pursuant to procedures approved by the Board.

(p)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gain (loss) on foreign currencies include those gains and losses arising from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, the differences between the amounts of dividends, and foreign withholding taxes recorded on a Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on investments includes changes in the value of investments resulting from exchange rates.

The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

(q)	Restricted and Illiquid Securities

No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of it’s net assets in illiquid investments that are assets. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under the Funds’ liquidity guidelines.

(r)	Auction Rate Securities

The Core Fixed Income Fund and each of the GPS Funds II portfolios may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities.

(s)	Short Sales

Although not currently part of any Fund’s principal investment strategy, each Fund has the ability to make equity short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(t)	Trustee Compensation

Effective April 1, 2023, for the services performed as Trustees of the consolidated Board of GPS Funds I and GPS Funds II, the Independent Trustees receive a retainer fee of $110,000 per year, $5,000 for each quarterly meeting and annual agreement renewal review meeting, whether held in-person or telephonically, $5,000 for each special meeting attended in person and $2,500 for each special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally to each Fund within the Trusts based on total assets under management.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

(u)	Pending Litigation

The Funds are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

(v)	Participatory Notes (“participation notes”)

Each Fund may invest in participation notes. Participation notes are unsecured, bearer securities typically issued by financial institutions, the return of which is generally linked to the performance of the underlying listed shares of a company in an emerging market (for example, the shares in a company incorporated in India and listed on the Bombay Stock Exchange). Participation notes are often used to gain exposure to securities of companies in the markets that restrict foreign ownership of local companies.

The terms of participation notes vary widely. Investors in participation notes do not have or receive any rights relating to the underlying shares, and the issuers of the notes may not be obligated to hold any shares in the underlying companies. Participation notes are not currently regulated by the governments of the countries upon which securities the notes are based. These instruments, issued by brokers with global registration, bear counterparty risk and may bear additional liquidity risk. These securities have been deemed to be liquid as of March 31, 2024.

4.	Investment Advisor

Each Trust has an Investment Advisory Agreement (the “Agreement”) with AssetMark, Inc. (the “Advisor” or “AssetMark”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. The Cayman subsidiary of the GuidePath Managed Futures Strategy Fund also has an Investment Advisory Agreement with AssetMark, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Funds compensate the Advisor monthly for its management services at the following annual contractual rates, based on each Fund’s average daily net assets:

Large Cap Core Fund	0.45%
Emerging Markets Fund	0.59%
Small/Mid Cap Core Fund	0.57%
World ex-US Fund	0.50%
Core Fixed Income Fund	0.40%
Growth Allocation Fund	0.25%
Conservative Allocation Fund	0.25%
Tactical Allocation Fund	0.35%
Absolute Return Allocation Fund	0.35%
Multi-Asset Income Allocation Fund	0.35%
Flexible Income Allocation Fund	0.25%
Managed Futures Strategy Fund	1.05%
Conservative Income Fund	0.35%
Income Fund	0.45%
Growth and Income Fund	0.45%

Effective April 1, 2023, AssetMark implemented a voluntary fee waiver with respect to the Large Cap Core Fund, Emerging Markets Fund, Small/Mid Cap Core Fund and World ex-US Fund. The voluntary fee waiver may be discontinued by the Advisor at any time. Pursuant to the voluntary waiver, AssetMark is waiving a portion of its advisory fees as a percentage of the average daily net assets of the Fund at the rate specified below. AssetMark will not have any right to seek reimbursement or recoupment from the Funds of any fees waived pursuant to the voluntary waiver.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

Large Cap Core Fund	0.020%
Emerging Markets Fund	0.060%
Small/Mid Cap Core Fund	0.035%
World ex-US Fund	0.041%

AssetMark also provides certain administrative services to the shares of the Conservative Income Fund, Income Fund and Growth and Income Fund, and to the Service Shares of the remaining Funds, pursuant to Administrative Services Agreements between the Funds and AssetMark, for which AssetMark receives a monthly fee at an annual rate of 0.25% of the average daily net assets of the applicable class of shares of each Fund. Pursuant to an administrative services agreement, AssetMark provides services in connection with the operation and administration of the AssetMark Platform, including, among other things, back-office, administrative, custodial support and clerical services. Investors holding shares of the Funds outside of the AssetMark Platform are subject to these administrative services fees, but may not receive all of the related services.

In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive, 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $6 billion and an additional 0.025% of each Fund’s annual advisory fee on GPS Funds I assets in excess of $12 billion.

Each Fund and the Advisor have also entered into an Expense Limitation Agreement under which the Advisor has agreed to waive, through July 31, 2024, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s net annual operating expenses (excluding taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates (“Expense Limits”), based on daily net assets of each class of each Fund:

	Service Class	Institutional Class	Single Class
Large Cap Core Fund	0.99%	0.64%	—
Emerging Markets Fund	1.40%	1.05%	—

	Service Class	Institutional Class	Single Class
Small/Mid Cap Core Fund	1.20%	0.85%	—
World ex-US Fund	1.14%	0.79%	—
Core Fixed Income Fund	0.94%	0.59%	—
Growth Allocation Fund	0.75%	0.40%	—
Conservative Allocation Fund	0.45%	0.10%	—
Tactical Allocation Fund	0.85%	0.50%	—
Absolute Return Allocation Fund	0.55%	0.20%	—
Multi-Asset Income Allocation Fund	0.85%	0.50%	—
Flexible Income Allocation Fund	0.50%	0.15%	—
Managed Futures Strategy Fund	1.65%	1.30%	—
Conservative Income Fund	—	—	0.64%
Income Fund	—	—	0.79%
Growth and Income Fund	—	—	0.79%

Any such contractual waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s Expense Limits at the time of the waiver, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the calendar month in which the fee or expense was waived or reimbursed. As of March 31, 2024, Large Cap Core Fund, Emerging Markets Fund Service Class Shares, Small/Mid Cap Core Fund, Growth Allocation Fund, Tactical Allocation Fund, Multi-Asset Income Allocation Fund, Managed Futures Strategy Fund and Income Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their Expense Limits. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2025	Year of Expiration 03/31/2026	Year of Expiration 03/31/2027
Emerging Markets Fund	$—	$219,516	$213,513
World ex-US Fund	128,616	110,947	114,158
Core Fixed Income Fund	89,424	80,939	83,252
Conservative Allocation Fund	812,082	671,969	789,830
Absolute Return Allocation Fund	312,450	692,243	476,285
Flexible Income Allocation Fund	212,963	308,528	374,055
Conservative Income Fund	53,047	31,182	24,854
Growth and Income Fund	35,661	2,958	4,874

Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

5.	Service, Custody, and Line of Credit Agreements

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) and a Custody Agreement with U.S. Bank, N.A. (“USB” or the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services.

The Funds have established a line of credit (“LoC”) with USB to be used for temporary or emergency purposes, primarily for financing redemption payments, using the unencumbered securities in the Funds’ portfolios as collateral. The LoC was renewed July 25, 2023 and will mature, unless renewed, on July 23, 2024. Borrowing under the LoC is limited to the lesser of 30% of the gross market value of a Fund, 30% of specific marketable securities acceptable to USB, or $250,000,000 for all Funds. The interest rate paid by the Funds on outstanding borrowings is equal to the prime rate, which was 8.50% at March 31, 2024. The Funds have authorized USB to charge any of the custody accounts of the Funds for any missed payments by the Funds. Interest expense incurred for the Funds is disclosed on the Statements of Operations.

During the year ended April 1, 2023 to March 31, 2024, the details of the borrowings were as follows:

Fund	Average Daily Borrowings	Weighted Average Annualized Interest Rate	Maximum Borrowings
Large Cap Core Fund	$54,150	8.50%	$15,642,000
Emerging Markets Fund	37,134	8.42%	1,226,000
Small/Mid Cap Core Fund	6,063	8.50%	2,219,000
World ex-US Fund	16,325	8.46%	1,382,000
Growth Allocation Fund	55,899	8.50%	4,894,000
Conservative Allocation Fund	112,369	8.48%	8,745,000
Absolute Return Allocation Fund	99,623	8.50%	7,418,000
Tactical Allocation Fund	23,656	8.50%	4,445,000
Multi-Asset Income Allocation Fund	2,612	8.30%	252,000
Flexible Income Allocation Fund	328,964	8.14%	58,763,000
Growth and Income Fund	227,869	8.00%	13,900,000

As of March 31, 2024, no Funds had outstanding borrowings.

6.	Securities Lending

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with the Custodian. Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against costs and other charges incurred by the Funds with the Custodian or its affiliates or, as directed in writing by the Funds, other service providers. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

During the year ended March 31, 2024, the Funds had loaned securities that were collateralized by cash. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing year. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. The Funds also receive compensation in the form of fees which depend on a number of factors including the type of security and length of the loan. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.

Secured Borrowings

Securities Lending Transactions
Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral
Large Cap Core Fund	$66,692,592
Emerging Markets Fund	1,884,429
Small/Mid Cap Core Fund	24,606,320
World ex-US Fund	3,939,591
Core Fixed Income Fund	11,531,788
Growth Allocation Fund	148,573,145
Conservative Allocation Fund	107,830,811
Tactical Allocation Fund	88,614,980

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

Securities Lending Transactions
Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral
Absolute Return Allocation Fund	$47,162,806
Multi-Asset Income Allocation Fund	30,226,310
Flexible Income Allocation Fund	69,623,360
Managed Futures Strategy Fund	57,291,250
Conservative Income Fund	274,050
Income Fund	26,210,374
Growth & Income Fund	14,524,828

Amounts related to agreements not included in offsetting disclosure in Note 3 (Offsetting Assets and Liabilities).	$698,986,634

7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the year ended March 31, 2024 are summarized below.

	Purchases	Sales
Large Cap Core Fund	$126,455,046	$181,889,221
Emerging Markets Fund	19,712,852	21,928,422
Small/Mid Cap Core Fund	15,955,633	26,078,905
World ex-US Fund	32,985,046	39,343,816
Core Fixed Income Fund*	514,859,245	506,966,423
Growth Allocation Fund	306,457,730	191,997,317
Conservative Allocation Fund	158,350,122	87,424,663

	Purchases	Sales
Tactical Allocation Fund	$1,797,746,507	$1,686,900,734
Absolute Return Allocation Fund	115,061,608	136,121,792
Multi-Asset Income Allocation Fund	34,656,115	24,282,281
Flexible Income Allocation Fund	652,206,553	681,161,678
Managed Futures Strategy Fund	—	—
Conservative Income Fund	18,492,625	19,763,366
Income Fund	224,221,746	201,902,590
Growth and Income Fund	107,770,349	88,115,091

*	Included in these amounts were $468,766,643 of purchases and $460,724,169 of sales of U.S. Government Securities.

8.	Transactions with Affiliates

The GuidePath Flexible Income Allocation Fund owned 5% or more of the voting securities of the following company during the year ended March 31, 2024. As a result, this company is deemed to be an affiliated company. The below table represents fair value:

Issuer	Value as of April 1, 2023	Purchases	Sales	Realized Gain (Loss)
iShares MSCI Kokasui ETF[1]	$10,010,370	$102,406	$10,170,771	$341,750

	$10,010,370	$102,406	$10,170,771	$341,750

Issuer	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Fair Value as of March 31, 2024	Share Balance as of March 31, 2024
iShares MSCI Kokasui ETF[1]	$(283,767)	$—	$—	—

	$(283,767)	$—	$—	—

[1]	No longer an affiliate as of March 31, 2024.

9.	Macroeconomic Risks

Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, and economic sanctions may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Funds’ investments.

10.	Financials Sector

Financial services companies are subject to risks related to changes in governmental regulation, the availability and cost of capital, changes in interest rates and/or monetary policy and competitive pressures. In addition, financial services companies are often more highly leveraged than other companies, which carries additional inherent risk, particularly during times of market volatility or monetary tightening. Deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets, negatively affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the global financial markets and may cause certain financial services companies to incur

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

substantial losses. The value of securities issued by companies in the financials sector may dramatically decline if financial services issuers experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Adverse economic or political developments could also adversely affect financial institutions engaged in mortgage related finance or other lending or investing activities directly or indirectly connected to the value of real estate.

11.	Tailored Shareholder Reporting

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment. Accordingly, amendments will not impact the Funds until the 2024 semi-annual shareholder report and will have no effect on the Funds’ accounting policies or financial statements.

12.	Other Tax Information

Net investment income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

These differences are primarily due to CFC income reversal, partnerships and equalization. On the Statements of Assets and Liabilities, the following adjustments were made:

	Total Distributable Earnings (Loss)	Capital Stock
Large Cap Core Fund	$(954,262)	$954,262
Emerging Markets Fund	1	(1)
Small/Mid Cap Core Fund	(210,885)	210,885
World ex-US Fund	(121,170)	121,170
Core Fixed Income Fund	4	(4)
Growth Allocation Fund	(2,366,157)	2,366,157
Conservative Allocation Fund	60	(60)
Tactical Allocation Fund	(170,936)	170,936
Absolute Return Allocation Fund	3,301	(3,301)
Multi-Asset Income Allocation Fund	17	(17)
Flexible Income Allocation Fund	9,659	(9,659)
Managed Futures Strategy Fund	18,861,815	(18,861,815)
Conservative Income Fund	2	(2)
Income Fund	15	(15)
Growth and Income Fund	9	(9)

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Losses are carried forward indefinitely and any corresponding loss character is retained. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses
	Short Term	Long Term	Utilized
Large Cap Core Fund	$—	$—	$—
Emerging Markets Fund	1,011,469	1,211,931	—
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	—	—	—
Core Fixed Income Fund	7,469,566	8,175,892	—
Growth Allocation Fund	—	—	—
Conservative Allocation Fund	2,134,629	3,957,169	—
Tactical Allocation Fund	—	—	—
Absolute Return Allocation Fund	11,941,506	15,401,987	—
Multi-Asset Income Allocation Fund	592,569	5,032,413	—
Flexible Income Allocation Fund	45,897,200	12,004,242	—
Managed Futures Strategy Fund	19,719,404	17,522,991	—
Conservative Income Fund	500,902	49,288	—
Income Fund	6,729,296	3,079,135	—
Growth and Income Fund	—	1,449,251	—

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

Additionally, at March 31, 2024, the Funds deferred on a tax basis losses as follows:

	Ordinary Late Year Loss	Capital Loss
Large Cap Core Fund	$—	$—
Emerging Markets Fund	—	—
Small/Mid Cap Core Fund	—	—
World ex-US Fund	—	—
Core Fixed Income Fund	—	—
Growth Allocation Fund	—	—
Conservative Allocation Fund	—
Tactical Allocation Fund	—	—
Absolute Return Allocation Fund	—	—
Multi-Asset Income Allocation Fund	—	—
Flexible Income Allocation Fund	—	—
Managed Futures Strategy Fund	10,383,189	—
Conservative Income Fund	—	—
Income Fund	—	—
Growth and Income Fund	—	—

A regulated investment company may elect for any taxable year to treat any portion of the qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the taxable year subsequent to October 31 and December 31, respectively.

The character of distributions for tax purposes paid during the fiscal years ended March 31, 2024 and March 31, 2023 are as follows:

	Year Ended March 31, 2024
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Large Cap Core Fund	$4,859,950	$274,361	$—
Emerging Markets Fund	1,517,844	—	—
Small/Mid Cap Core Fund	307,484	401,308	—
World ex-US Fund	2,469,488	1,249,060	—
Core Fixed Income Fund	5,432,714	—	—
Growth Allocation Fund	17,741,325	3,507,849	—
Conservative Allocation Fund	13,791,295	—	—
Tactical Allocation Fund	6,818,603	—	—
Absolute Return Allocation Fund	9,346,198	—	—
Multi-Asset Income Allocation Fund	3,496,696	—	—
Flexible Income Allocation Fund	13,686,362	—	—
Managed Futures Strategy Fund	554,416	—	—
Conservative Income Fund	801,360	—	—
Income Fund	2,693,828	—	—
Growth and Income Fund	2,225,905	—	—

	Year Ended March 31, 2023
	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital
Large Cap Core Fund	$3,230,813	$42,887,062	$—
Emerging Markets Fund	1,979,243	5,054,436	—
Small/Mid Cap Core Fund	415,207	1,643,644	—
World ex-US Fund	2,185,741	753,332	—
Core Fixed Income Fund	4,236,587	—	—
Growth Allocation Fund	2,497,998	33,002,940	—
Conservative Allocation Fund	7,210,860	1,410,637	—
Tactical Allocation Fund	13,932,446	8,621,703	—
Absolute Return Allocation Fund	7,994,774	—	—
Multi-Asset Income Allocation Fund	3,695,270	—	—
Flexible Income Allocation Fund	7,455,369	2,197,965	—
Managed Futures Strategy Fund	77,138,457	33,039,636	—
Conservative Income Fund	333,852	—	—
Income Fund	1,084,689	—	—
Growth and Income Fund	2,147,781	—	—

GuideMark Funds & GuidePath Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2024

At March 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Core Fund	Emerging Markets Fund	Small/Mid Cap Core Fund	World ex-US Fund	Core Fixed Income Fund
Cost of Portfolio*	$433,846,252	$39,943,945	$89,939,167	$86,846,317	$233,404,412

Gross Unrealized Appreciation	$369,409,019	$14,948,197	$45,936,984	$38,301,059	$1,085,053
Gross Unrealized Depreciation	(13,178,809)	(5,235,258)	(8,444,852)	(4,606,122)	(15,285,655)

Net Unrealized Appreciation/(Depreciation)	356,230,210	9,712,939	37,492,132	33,694,937	(14,200,602)

Undistributed Ordinary Income	566,036	18,146	—	3,178,682	684,040
Undistributed Long-Term Cap Gains	14,048,013	—	2,436,434	—	—
Other Accumulated Gains/(Losses)	—	(2,223,400)	—	—	(15,645,458)

Total Distributable Earnings/(Loss)	370,844,259	7,507,685	39,928,566	36,873,619	(29,162,020)

	Growth Allocation Fund	Conservative Allocation Fund	Tactical Allocation Fund	Absolute Return Allocation Fund	Multi-Asset Income Allocation Fund
Cost of Portfolio*	$1,009,972,089	$593,153,719	$577,475,579	$253,072,085	$125,685,306

Gross Unrealized Appreciation	$440,288,846	$69,518,164	$119,397,737	$4,263,842	$14,600,792
Gross Unrealized Depreciation	(22,743,379)	(24,624,780)	(13,734,350)	(6,787,558)	(5,772,740)

Net Unrealized Appreciation/(Depreciation)	417,545,467	44,893,384	105,663,387	(2,523,716)	8,828,052

Undistributed Ordinary Income	6,007,880	6,318,616	4,217,814	2,153,269	262,562
Undistributed Long-Term Cap Gains	19,842,350	—	7,473,811	—	—
Other Accumulated Gains/(Losses)	(4,927)	(6,096,725)	(4,927)	(27,348,420)	(5,624,982)

Total Distributable Earnings/(Loss)	443,390,770	45,115,275	117,350,085	(27,718,867)	3,465,632

	Flexible Income Allocation Fund	Managed Futures Strategy Fund	Conservative Income Fund	Income Fund	Growth and Income Fund
Cost of Portfolio*	$321,500,131	$311,983,692	$13,766,947	$104,770,796	$107,501,417

Gross Unrealized Appreciation	$6,359,553	$2,975,310	$59,888	$2,537,088	$18,183,999
Gross Unrealized Depreciation	(646,554)	(474,887)	(6,563)	(1,548,750)	(1,744,757)

Net Unrealized Appreciation/(Depreciation)	5,712,999	2,500,423	53,325	988,338	16,439,242

Undistributed Ordinary Income	1,154,960	—	24,183	39,788	48,572
Undistributed Long-Term Cap Gains	—	—	—	—	—
Other Accumulated Gains/(Losses)	(57,901,442)	(40,835,066)	(550,190)	(9,808,431)	(1,449,251)

Total Distributable Earnings/(Loss)	(51,033,483)	(38,334,643)	(472,682)	(8,780,305)	15,038,563

The differences between book-basis and tax-basis unrealized appreciation and depreciation is primarily attributable to the tax deferral of losses on wash sales and other temporary differences.

*	Portfolio includes investments and derivative contracts

GuideMark Funds & GuidePath Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of GPS Funds I and GPS Funds II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, open futures contracts, and interest rate swap contracts (including the consolidated statement of assets and liabilities and consolidated schedules of investments, open futures contracts, and forward currency contracts of GuidePath® Managed Futures Strategy Fund), of GPS Funds I and GPS Funds II comprising the funds listed below (the “Funds”) as of March 31, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for the each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
GuideMark® Large Cap Core Fund,	For the year ended March 31, 2024	For the years ended March 31, 2024 and 2023	For the years ended March 31, 2024, 2023, 2022, 2021, and 2020
GuideMark® Emerging Markets Fund,
GuideMark® Small/Mid Cap Core Fund,
GuideMark® World ex-US Fund,
GuideMark® Core Fixed Income Fund,
GuidePath® Growth Allocation Fund,
GuidePath® Conservative Allocation Fund,
GuidePath® Tactical Allocation Fund,
GuidePath® Absolute Return Allocation Fund,
GuidePath® Multi-Asset Income Allocation Fund,
GuidePath® Flexible Income Allocation Fund
GuidePath® Conservative Income Fund,
GuidePath® Income Fund, and
GuidePath® Growth and Income Fund

GuidePath® Managed Futures Strategy Fund	Consolidated for the year ended March 31, 2024	Consolidated for the years ended March 31, 2024 and 2023	Consolidated for the years ended March 31, 2024, 2023, 2022, 2021, and 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2014.

/s/ COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 30, 2024

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION

March 31, 2024

Additional Information

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Funds designated the following percentages of dividends during the fiscal year ended March 31, 2024 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends received deduction % for corporate shareholders	% of dividends as qualified income
Large Cap Core Fund	100.00%	100.00%
Emerging Markets Fund	0.00%	56.72%
Small/Mid Cap Core Fund	100.00%	100.00%
World ex-US Fund	0.00%	100.00%
Core Fixed Income Fund	0.00%	0.00%
Growth Allocation Fund	83.55%	36.37%
Conservative Allocation Fund	31.56%	12.86%
Tactical Allocation Fund	75.94%	72.71%
Absolute Return Allocation Fund	0.29%	0.04%
Multi-Asset Income Allocation Fund	47.31%	24.37%
Flexible Income Allocation Fund	1.27%	0.72%
Managed Futures Strategy Fund	0.00%	0.00%
Conservative Income Fund	0.00%	0.00%
Income Fund	0.00%	0.00%
Growth and Income Fund	1.78%	1.12%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(c) for each Fund were as follows (unaudited).

% of dividends as short-term capital gain
Large Cap Core Fund	0.00%
Emerging Markets Fund	0.00%
Small/Mid Cap Core Fund	0.00%
World ex-US Fund	0.00%
Core Fixed Income Fund	0.00%
Growth Allocation Fund	0.33%
Conservative Allocation Fund	0.00%
Tactical Allocation Fund	0.00%
Absolute Return Allocation Fund	0.00%
Multi-Asset Income Allocation Fund	0.00%
Flexible Income Allocation Fund	0.00%
Managed Futures Strategy Fund	0.00%
Conservative Income Fund	0.00%
Income Fund	0.00%
Growth and Income Fund	0.00%

2.	Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended March 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Emerging Markets Fund	$296,366	$0.0272	97.42%
World ex-US Fund	209,681	0.0479	95.78%

*	The Funds listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2024

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years or Longer	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions
GPS Funds I and GPS Funds II

Independent Trustees

David M. Dunford Year of Birth: 1949 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Lead Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II)	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989-2001).	15	Trustee, Savos Investments Trust (“Savos”) (2015-2022).

Paul S. Feinberg Year of Birth: 1942 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2013 for GPS Funds I and since 2011 for GPS Funds II)	Retired; formerly, President, CitiStreet Funds, Inc. (2000-2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker- dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005).	15	Trustee, Savos (2015-2022).

Dennis G. Schmal Year of Birth: 1947 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Independent Trustee	Indefinite Term (since 2007 for GPS Funds I and since 2013 for GPS Funds II)	Self-employed consultant (1999-present); formerly, Partner, Arthur Andersen LLP (audit services) (1972-1999).	15	Trustee, Savos (2015-2022); Director, Blue Calypso, Inc. (2015-2019); Director, Owens Realty Mortage Inc. (2013-2019); Director, Cambria ETF Series Trust (2013-present); Director, Wells Fargo GAI Hedge Funds (2008-2019); Director, First Guarantee Mortgage Corporation (2021-2022).
Interested Trustee

Carrie E. Hansen* Year of Birth: 1970 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Interested Trustee and Chairperson President	Indefinite Term since 2014 Renewed 1-Year Term since 2008	President, GPS Funds I (2008-present) and GPS Funds II (2011-present); President, Savos (2008-2022); Executive Vice President and Chief Operating Officer, AssetMark (2008-present); President, AssetMark Brokerage®, LLC (2014-present).	15	Trustee, Savos (2008-2022); Director and Chairperson, AssetMark Trust Co. (2008-present); Director, AssetMark, Inc. (2013-present); Treasurer, Acalanes Booster Club (2017-2019); Director, Rheumatology Research Foundation (2021-present).

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2024

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers of the Trusts**

John Koval Year of Birth: 1966 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year Term since 2013	Chief Compliance Officer, GPS Funds I, GPS Funds II (2013-present), and Savos (2013-2022); Interim Chief Compliance Officer, GPS Funds I, GPS Funds II, and Savos (2012-2013); Senior Compliance Officer, AssetMark (2011-2012); Chief Operating Officer, SEAL Capital, Inc. (2009-2010); Chief Compliance Officer, Cliffwood Partners LLC (2004-2009).

Patrick R. Young Year of Birth: 1982 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Vice President and Treasurer	Renewed 1-Year Term since 2014	Vice President and Treasurer, GPS Funds I, GPS Funds II (2014-present), and Savos (2014-2022); Director of Mutual Fund Operations and Finance, AssetMark (2016-present); Manager of Fund Administration, AssetMark (2014-2016); Senior Fund Administration Officer, AssetMark (2008-2014).

Jennifer Diedenhofen Year of Birth: 1966 c/o AssetMark, Inc. 1655 Grant Street 10th Floor Concord, CA 94520	Secretary	1-Year Term since May 2024	Secretary, GPS Funds I and GPS Funds II (2024-present), Director of Derivatives Compliance and Fund Administration, AssetMark (2022-present), Manager, Compliance and Fund Administration, AssetMark (2018-2022), Senior Compliance Officer, AssetMark (2018)

*	Ms. Hansen is a Trustee who is an “interested person” of the Trusts as defined in the 1940 Act because she is an officer of AssetMark or certain of its affiliates.
**	Each Officer of the Trusts serves at the pleasure of the Board.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Funds’ Part F of Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809.

6.	Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)

GPS FUNDS I and GPS FUNDS II: Annual Consideration and Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting held on December 15, 2023 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of GPS Funds I and GPS Funds II (collectively, the “Trusts”) conducted its annual review and consideration of the renewal of the investment advisory agreements between AssetMark, Inc. (“AssetMark”) and each Trust on behalf of its respective series (each, a “Fund” and collectively, the “Funds”) and the renewal of the investment advisory agreement between AssetMark and the wholly-owned Cayman Islands subsidiary of the GuidePath® Managed Futures Strategy Fund, GuidePath® Managed Futures Strategy Cayman Fund Ltd. (the “Cayman Subsidiary”) (each such agreement, an “Advisory Agreement,” and collectively, the “Advisory Agreements”). Additionally, the Board considered the renewal of the investment sub-advisory agreements between (i) Goldman Sachs Asset Management, L.P. (“GSAM”) and AssetMark, on behalf of GuideMark® Large Cap Core Fund, GuideMark® Emerging Markets Fund, GuideMark® Small/Mid Cap Core Fund, and GuideMark® World ex-US Fund; (ii) Wellington Management Company LLP (“Wellington”) and AssetMark, on behalf of the GuideMark® Core Fixed Income Fund; and (iii) AlphaSimplex Group, LLC (“ASG”) and AssetMark, on behalf of the GuidePath® Managed Futures Strategy Fund and the Cayman Subsidiary (each, a “Sub-Advisory Agreement, and collectively, the “Sub-Advisory Agreements”).

Hereinafter, GSAM, Wellington, and ASG are collectively referred to as the “Sub-Advisors” and the above-listed Funds are collectively referred to as the “Sub-Advised Funds.” The Advisory Agreements and Sub-Advisory Agreements are collectively referred to herein as the “Agreements.”

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2024

The Sub-Advised Funds are managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Sub-Advised Funds’ portfolios. For those Sub-Advised Funds, AssetMark is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining, or replacing sub-advisors. The Board is engaged in monitoring this process in connection with its meetings held throughout the year, and under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated on an ongoing basis, and are subject to replacement, at all times.

The Board – including a majority of the Trustees who are not “interested persons” of the Funds or AssetMark as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”) – determined to approve the continuance of the Advisory Agreements and the Sub-Advisory Agreements. In connection with their consideration of the renewal of the Advisory Agreements, the Trustees considered several factors they deemed relevant to the process, including: the nature, quality and extent of the services provided to each Fund by the Advisor; the costs of providing services to each Fund; the anticipated profitability to be realized by the Advisor; any potential “fall-out” or ancillary benefits to the Advisor or its affiliates; the potential effects of asset growth and related economies of scale on each fund’s expenses; and the fees charged by investment advisers of other comparable funds, among other considerations. The material factors considered and the conclusions that formed the basis of the Board’s approval of the renewal of the Agreements are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. Prior to considering the approval of the renewal of the Agreements, the Trustees requested, received, and reviewed information relevant to their consideration of the renewal of the Agreements. The Trustees also received assistance and advice regarding legal and industry standards from counsel to the Trusts and separately from independent legal counsel to the Independent Trustees (“Independent Counsel”). Prior to approving the renewal of the Advisory Agreements, the Independent Trustees met in executive session with Independent Counsel without representatives of the Advisor or its affiliates. The Independent Trustees relied upon the advice of Independent Counsel and their own business judgment in determining the material factors to be considered in evaluating each Investment Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information available to the Trustees and not the result of any particular information or any single factor. Moreover, each Trustee may have afforded different weight to various information and factors in reaching his conclusions with respect to the renewal of the Agreements.

The Advisory Agreements

Materials Reviewed and the Review Process

Prior to voting to approve the renewal of the Advisory Agreements, the Trustees – assisted by Independent Counsel – specifically requested and were furnished with materials supplied by counsel and AssetMark for purposes of their review of each Advisory Agreement. The materials provided to the Board with regard to the Funds included, among other information: (1) a copy of each Advisory Agreement; (2) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective(s) of the Fund; (3) information describing the nature, quality and extent of the services that AssetMark provides to the Funds, and the fees AssetMark charges to the Funds for such services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds; (4) information regarding AssetMark’s business and operations, investment team, compliance program and internal procedures; (5) information describing each Fund’s expense ratio compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objective(s) of the Fund; (6) information regarding the financial condition of AssetMark; (7) information regarding AssetMark’s profitability with respect to each Fund; (8) reports on AssetMark’s evaluation of the Sub-Advisors, including reports relating to the monitoring of each Sub-Advisor’s trading and brokerage practices; (9) information relating to shareholder and administrative services provided to the Funds; (10) reports relating the Funds’ distribution structure, sales and redemptions of the Funds’ shares; (11) reports relating to the monitoring of Fund service providers; and (12) other information relevant to an evaluation of the nature, extent and quality of the services provided by AssetMark in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees discussed various matters relating to the approvals with representatives of AssetMark. The Trustees also considered their discussions with and presentations from representatives of AssetMark throughout the course of the Meeting. In addition, the Trustees considered communications, discussions held and information furnished to the Board and its Committees throughout the year and in between regularly scheduled meetings on particular matters as the need arose.

The Trustees received assistance and advice regarding legal and industry standards from counsel to the Trusts. The Independent Trustees also received separate assistance and advice from Independent Counsel throughout the review process, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering whether to approve the continuation of the Advisory Agreements. The Independent Trustees also discussed the Advisory Agreements prior to the Meeting and during the course of their meeting in executive session with Independent Counsel, at which no representatives of AssetMark were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors that they deemed relevant in making the decision to approve the renewal of each Advisory Agreement. These factors and conclusions are described below.

Nature, Quality and Extent of Services

The Trustees considered the nature, extent and quality of the services that AssetMark provides to the Funds. With respect to the Sub-Advised Funds, the Board considered the fact that, as an investment advisor operating within a manager-of-managers structure, AssetMark maintains a primary focus on the selection, evaluation and oversight of the Sub-Advisors and considered each Advisory Agreement in this context.

GuideMark Funds & GuidePath Funds

ADDITIONAL INFORMATION (Continued)

March 31, 2024

In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by AssetMark that were not delegated to or assumed by the Sub-Advisors. The Trustees considered the information provided to them throughout the course of the year during regular meetings of the Board, which included meetings with the Trusts’ Chief Compliance Officer (“CCO”) at which the Trustees are provided with details regarding AssetMark’s compliance functions.

The Trustees considered AssetMark’s investment team and its capabilities, including with respect to the responsibilities that AssetMark has for the Funds that pursue their investment objectives through investments in other funds (each a “Fund-of-Funds”). The Trustees also considered AssetMark’s capabilities with respect to the administrative and compliance services provided to the Funds. The Trustees considered the experience and capabilities of AssetMark’s management and other personnel, the role of AssetMark’s senior management and the extent of its involvement with the Funds, and AssetMark’s willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained. With respect to the Sub-Advised Funds, the Trustees noted the responsibilities that AssetMark has under certain Funds’ manager-of-managers structure, including the selection and oversight of the Funds’ Sub-Advisors; maintaining a comprehensive compliance and administration program; and implementing Fund policies.

The Trustees also considered (a) the financial position of AssetMark; (b) the quality of AssetMark’s regulatory and legal compliance policies, procedures and systems; (c) the nature, extent and quality of administrative and shareholder services provided by AssetMark to the Funds; and (d) AssetMark’s supervision of the Funds’ third-party service providers.

The Board considered the breadth and quality of services that AssetMark provides to the Funds. The Trustees also considered that the Funds are an integral part of AssetMark’s program of asset allocation and shareholder services. Additionally, with respect to the Sub-Advised Funds, the Trustees considered AssetMark’s ability to provide administrative and compliance-related services in connection with AssetMark’s (a) oversight of the Sub-Advisors’ compliance with the Funds’ respective investment objectives, policies, and restrictions; (b) review of trading and brokerage matters; and (c) other oversight activities.

Based on the factors described above, among other factors, as well as the information provided to the Board throughout the year, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by AssetMark, which will continue to be provided to each Fund.

Investment Performance

The Trustees considered the overall investment performance of the Funds, and, with respect to the Sub-Advised Funds, evaluated the Funds’ performance in the context of the manager-of-managers structure. The Trustees considered whether the Funds operated in a manner consistent with their investment objectives and styles and considered each Fund’s record of compliance with its respective investment restrictions.

The Trustees also considered each Fund’s investment performance relative to its respective benchmark index and relative to the performance of funds with comparable investment strategies selected by a third-party provider of investment company data. The Trustees also considered performance-related data received throughout the past year at and in connection with meetings of the Board. With respect to each Fund-of-Funds, the Trustees reviewed the performance of AssetMark in selecting the underlying funds for the Fund.

The Trustees considered, as applicable, that AssetMark continued to be proactive in seeking to enhance the Funds’ investment strategies, with a view to improving Fund performance over the long term.

The Trustees concluded that AssetMark’s performance record in managing each of the Funds was satisfactory and supported a decision to approve the renewal of the Advisory Agreements.

Advisory Fees and Total Expenses

The Trustees considered a detailed analysis of each Fund’s fees and expenses. The materials provided to the Board included (i) a comparison of the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider; (ii) comparisons of each Fund’s expenses to industry averages; and (iii) fee schedules for the Funds’ Sub-Advisors, as applicable.

The Trustees considered expense limitation arrangements under which AssetMark has agreed to limit the Funds’ expenses. With respect to each Fund-of-Funds, the Trustees considered the indirect expenses borne by the Funds as shareholders of certain underlying funds. The Trustees also considered other efforts by AssetMark to reduce overall Fund expenses, including efforts to improve asset flows, implementing programs such as securities lending and negotiating strategic contracts with service providers.

In analyzing the Funds’ fee levels as compared to other similar funds, the Trustees considered the Funds’ fee levels in light of the Funds’ special distribution structure, under which the Funds were distributed as part of a suite of products and services with asset allocation modeling, specialized performance reporting and other services that are not typically provided with mutual funds. In this regard, while the Board recognized that comparisons between a Fund and its peer group may be imprecise given the Funds’ special distribution structure, among other differences, the comparative information assisted the Board in evaluating the reasonableness of each Fund’s fees and expenses.

After comparing each Fund’s fee levels with other comparable funds and industry averages, and in light of the nature, extent and quality of services provided to the Funds by AssetMark, as well as the costs incurred by AssetMark in rendering those services, the Trustees concluded that the level

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ADDITIONAL INFORMATION (Continued)

March 31, 2024

of fees paid to AssetMark with respect to each Fund was reasonable. In addition, with respect to each Fund of Funds, the Trustees, including all of the Independent Trustees, determined that the fees to be charged by AssetMark pursuant to the Advisory Agreements are for services provided in addition to, rather than duplicative of, services provided under any underlying fund’s investment advisory agreement.

Profitability, Economies of Scale and Ancillary Benefits

The Trustees reviewed and discussed the financial information presented by AssetMark, including information relating to the financial stability of AssetMark and its historical and anticipated profitability with respect to its management of the Funds. The Trustees discussed the methods used by AssetMark to allocate expenses to the Funds under its profitability analysis, and the Trustees considered the profitability of AssetMark with respect to each Fund under this methodology.

In evaluating AssetMark’s profitability, the Trustees noted that the Funds are distributed in connection with AssetMark providing a package of administrative and other services as the sponsor of AssetMark’s investment platform and considered the benefits that flow to Fund shareholders as a result of these services. Additionally, the Trustees considered AssetMark’s existing agreements to waive advisory fees received from certain Funds and/or pay certain Fund expenses to the extent necessary to ensure that the Funds’ overall expenses do not exceed certain levels.

The Trustees considered ancillary benefits received by AssetMark as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as an integral part of AssetMark’s asset allocation investment programs as well as compensation received by AssetMark Trust Company for its service as an intermediary. The Trustees concluded that these benefits were reasonable.

The Trustees considered AssetMark’s profitability in managing each Fund, the anticipated effect of asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. The Trustees considered the fee waiver agreements under which AssetMark had agreed to waive expenses based upon the achievement of certain breakpoints listed in the agreement.

The Trustees concluded, in light of the foregoing factors, that AssetMark’s level of profitability with respect to each Fund is reasonable. Additionally, the Board concluded that the economies of scale being realized by AssetMark, if any, do not mandate implementation of new or amended breakpoints or other changes in the fee structure for any Fund at this time.

Conclusion

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, concluded to approve the renewal of each Advisory Agreement with, and the fee to be paid to, AssetMark for each of the Funds.

The Sub-Advisory Agreements

Materials Reviewed and the Review Process

Prior to voting to approve the renewal of the Sub-Advisory Agreements, the Trustees – assisted by Independent Counsel – specifically requested and were furnished with materials supplied by counsel, AssetMark and each Sub-Advisor for purposes of their review. The materials provided to the Board included, among other information: (1) a copy of each Sub-Advisory Agreement; (2) information regarding the nature, quality and scope of the services to be provided by the Sub-Advisors; (3) the investment performance of each Sub-Advisor in managing their respective Fund compared to an industry peer group, appropriate benchmark, and comparable Sub-Advisor client accounts, to the extent applicable; (4) AssetMark’s evaluation of the nature, extent and quality of the services provided by each Sub-Advisor; (5) information regarding any benefits to each Sub-Advisor, such as receipt of research from brokers, that might result from the Sub-Advisor’s relationship with a Sub-Advised Fund; (6) information concerning each Sub-Advisor’s personnel, business, operations and investment team, including biographical information for the investment professionals that are responsible for the day-to-day management of the applicable Sub-Advised Fund’s portfolio; (7) information regarding each Sub-Advisor’s compliance policies and other internal procedures, including the Sub-Advisor’s brokerage practices; (8) information regarding the financial condition of each Sub-Advisor or its parent company; and (9) other information relevant to an evaluation of the nature, extent and quality of the services, including information provided by each Sub-Advisor in response to a series of detailed questions posed by Independent Counsel on behalf of the Independent Trustees. The Trustees also considered the recommendations of AssetMark with respect to each Sub-Advisor and the methods and resources AssetMark utilized in its efforts to identify and engage Sub-Advisors for the Sub-Advised Funds.

In connection with their consideration of the renewal of the Sub-Advisory Agreements, the Trustees considered several factors that they deemed relevant to this process, including: (1) the nature, quality and extent of the services to be provided to each Sub-Advised Fund by the respective Sub-Advisor; (2) the quantitative performance of each Sub-Advisor; (3) AssetMark’s evaluation, in accordance with its role as a “manager-of-managers,” of the nature, extent and quality of the services provided by each Sub-Advisor; (4) information that might suggest the potential for realizing economies of scale that could potentially be shared with Fund shareholders; and (5) any potential “fall-out” or ancillary benefits to a Sub-Advisor or its affiliates. Prior to approving the continuation of the Sub-Advisory Agreements, the Independent Trustees met in executive session with Independent Counsel. The Independent Trustees were assisted by Independent Counsel throughout the review process. The Independent Trustees relied upon the advice of Independent Counsel and their own business judgment in determining the material factors to be considered in evaluating each Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided to the Board throughout the year and

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ADDITIONAL INFORMATION (Continued)

March 31, 2024

specifically with respect to the renewal and were not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Sub-Advisory Agreement. A more detailed summary of the important, but not necessarily all, of the factors the Independent Trustees considered with respect to their approval of the continuation of the Sub-Advisory Agreements is provided below.

Nature, Quality and Extent of Services

The Trustees considered each Sub-Advisor’s investment management process, including (a) the experience and capabilities of the Sub-Advisor’s management, investment professionals and other personnel; (b) the financial position of the Sub-Advisor; (c) the quality and implementation of the Sub-Advisor’s regulatory and legal compliance policies, procedures and systems; (d) the Sub-Advisor’s brokerage and trading practices; and (e) AssetMark’s evaluation of the nature, quality and extent of services performed by each Sub-Advisor.

The Trustees specifically considered the qualifications, experience and track record of the individuals and portfolio management teams at each Sub-Advisor that are responsible for the day-to-day management of each Sub-Advised Fund’s portfolio. The Trustees also considered, with respect to each Sub-Advisor, its specific investment approach and level of expertise within its particular asset class. The Trustees considered whether each Sub-Advisor operated within its respective Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s performance record with respect to the relevant benchmark(s).

The Trustees concluded that the nature, extent and quality of the services provided by each Sub-Advisor to its respective Sub-Advised Fund is satisfactory.

Sub-Advisor Investment Performance

The Trustees considered whether each Sub-Advisor operated within its respective Sub-Advised Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s investment performance relative to benchmark indices.

The Trustees considered information received regarding each Sub-Advisor’s performance, as reviewed with AssetMark and concluded that each Sub-Advisor’s performance record is satisfactory.

Sub-Advisory Fees, Economies of Scale, Profitability and Ancillary Benefits

The Trustees considered the fee paid to each Sub-Advisor by AssetMark for providing services to the respective Sub-Advised Fund. The Trustees considered management’s representation that AssetMark’s focus in negotiating sub-advisory arrangements is on negotiating favorable fee structures for each Fund, and that the sub-advisory fees are paid by AssetMark out of the investment advisory fees received and not the Funds. The Trustees noted the reduction in sub-advisory fees charged to the Funds sub-advised by GSAM and AssetMark’s determination to implement an additional waiver to pass the benefit of the negotiated reduction to the applicable Sub-Advised Funds. The Trustees also considered individual reports and data prepared with regard to each Sub-Advised Fund, including comparative information regarding fees. The Trustees noted that each Sub-Advisor’s fees were reasonably similar to the fees charged by each Sub-Advisor to other comparable funds and accounts.

The Trustees considered each Sub-Advisor’s fee schedule, the anticipated effect of asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. In this regard, the Trustees noted that certain of the Sub-Advisory Agreements’ fee schedules contain breakpoints that present potential economies of scale that could potentially be shared with the Sub-Advised Funds’ shareholders as assets of the Sub-Advised Funds grow.

The Trustees concluded that the fees to be paid to each Sub-Advisor by AssetMark are reasonable in light of the services performed for the Sub-Advised Funds by the Sub-Advisors and that the economies of scale being realized by the Sub-Advisors, if any, do not mandate the implementation of any new or amended breakpoints or other changes in the fee structure for any Sub-Advised Fund at this time.

The Trustees did not consider the profitability of the Sub-Advisors to be a material factor based on representations from AssetMark that it negotiates sub-advisory fees with the Sub-Advisors on an arm’s-length basis and reports regarding any relationships between the Sub-Advisors and AssetMark.

The Trustees considered the allocation (if any) of Fund brokerage to brokers affiliated with a Sub-Advisor, and benefits to the Sub-Advisors from the use of “soft dollar” commissions (if any) to pay for research and brokerage services. The Trustees also considered any other ancillary benefits that accrue to a Sub-Advisor or any affiliate by virtue of the Sub-Advisor’s relationship with the Fund, and concluded that such benefits, if any, were reasonable.

Conclusion

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees, including all of the Independent Trustees, concluded to approve the renewal of the Sub-Advisory Agreement with, and the fees to be paid to, each of the Sub-Advisors for each of the relevant Sub-Advised Funds.

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ADDITIONAL INFORMATION (Continued)

March 31, 2024

7.	Statement Regarding the Trusts’ Liquidity Risk Management Program (Unaudited)

This section discusses the operation and effectiveness of the Liquidity Risk Management Program (the “Program”) of GPS Funds I and GPS Funds II Trust (each, a “Trust” and collectively, the “Trusts”), including each of their respective series (each, a “Fund” and collectively, the “Funds”), established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”). The Board of Trustees of each Trust (the “Board”), including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, previously approved the Program on behalf of each Fund, as required pursuant to the Liquidity Rule. The Board also approved the designation of AssetMark, Inc. (“AssetMark”), the investment adviser to each Fund, as the Program Administrator for the Program. AssetMark administers day-to-day implementation of the Program through a Liquidity Risk Management Committee (the “Committee”), as set forth in the Program.

At the meeting of the Board held on March 8, 2024, AssetMark, as Program Administrator, provided the Board with the annual report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investments minimum (“HLIM”) and any material changes to the Program (the “Report”).

The Report included an overview of the operation of the Program from January 1, 2023 through December 31, 2023 (the “Review Period”), including liquidity events relevant to the Funds, if any, during the Review Period and conclusions with respect to the adequacy of the policies and procedures of the Program and its effectiveness of implementation.

I.	Key Conclusions of the Report

The Report concluded that (i) the Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into account the Fund’s particular risks and circumstances, and includes policies and procedures reasonably designed to implement each required component of the Liquidity Rule; (ii) each Fund’s investment strategy is appropriate for an open-end fund; (iii) each Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund during the Review Period; and (iv) the Program was implemented and operated effectively to assess and manage each Fund’s liquidity risk during the Review Period, including during periods of market volatility and net redemptions, as applicable.

There were no material liquidity matters impacting the Funds identified in the Report. In addition, the Report noted that there were no material changes to the Program during the Review Period and no material changes recommended for the coming period pursuant to the Review.

II.	Summary of the Review

A.	Liquidity Risk Assessment and Review

Throughout the Review Period, the Program Administrator, in consultation with the Funds’ sub-advisers, as applicable, and portfolio management teams, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in quarterly Board reporting.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk as described in the Report, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors enumerated in the Liquidity Rule and identified in the Program, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

In addition, in connection with the review of the Funds’ liquidity risks and the operation of the Program and the adequacy and effectiveness of its implementation, the Program Administrator also reviewed:

•	Reasonably Anticipated Trade Size and Significant Value Impact metrics for each Fund

•	Process for identifying and monitoring illiquid investments

•	Responsibilities and operations of the Committee

•	Effectiveness of third-party liquidity classification vendor, including coverage and methodology

In light of the assessment and review as discussed above, the Program Administrator did not recommend any changes in the management of the Funds’ liquidity risk.

B.	Portfolio Holdings Classifications

During the Review Period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the

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March 31, 2024

Liquidity Rule. Upon the Committee’s review and approval, the classifications were recorded for reporting in each Fund’s Form N-PORT filings during the Review Period. The Report reviewed the classification methodology as provided in the Program.

C.	HLIM

Each Fund qualified as a Primarily Highly Liquid Fund (“PHLF”) under the Program during the Review Period and accordingly, none of the Funds maintained or were required to establish an HLIM during the Review Period. There were no changes recommended in the Report with respect to the status of any Fund as a PHLF pursuant to the review.

D.	Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). All Funds were monitored daily for compliance with the 15% Limit during the Review Period. During the Review Period, the Funds operated in accordance with the relevant provisions of the Program addressing the 15% Limit, including with respect to temporary investment illiquidity as a result of extended market closures. The Report also addressed significant liquidity matters which occurred or were reported during the Review Period applicable to the Funds, if any, and actions to address such matters as applicable.

GuideMark Funds

GuidePath Funds

GUIDEMARK FUNDS & GUIDEPATH FUNDS

GuideMark Large Cap Core Fund

GuideMark Emerging Markets Fund

GuideMark Small/Mid Cap Core Fund

GuideMark World ex-US Fund

GuideMark Core Fixed Income Fund

GuidePath Growth Allocation Fund

GuidePath Conservative Allocation Fund

GuidePath Tactical Allocation Fund

GuidePath Absolute Return Allocation Fund

GuidePath Multi-Asset Income Allocation Fund

GuidePath Flexible Income Allocation Fund

GuidePath Managed Futures Strategy Fund

GuidePath Conservative Income Fund

GuidePath Income Fund

GuidePath Growth and Income Fund

Investment Advisor

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord, CA 94520

Legal Counsel

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water St.

Suite 830

Milwaukee, WI 53202

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC,

doing business as U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

AssetMark Brokerage, LLC

1655 Grant Street, 10th Floor

Concord, CA 94520

This document must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest or send money.

Annual Report

March 31, 2024

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dennis Schmal is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal year ended March 31, 2024, the registrant’s principal accountant billed the registrant $145,500 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

For the fiscal year ended March 31, 2023, the registrant’s principal accountant billed the registrant $145,500 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

(b) Audit-Related Fees

For the fiscal year ended March 31, 2024, the registrant’s principal accountant billed the registrant $0 for professional services rendered for the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.

For the fiscal year ended March 31, 2023, the registrant’s principal accountant billed the registrant $0 for professional services rendered for the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.

c) Tax Fees

For the fiscal year ended March 31, 2024, the registrant’s principal accountant billed the registrant $39,000 for professional services rendered for tax compliance, tax advice and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences.

For the fiscal year ended March 31, 2023, the registrant’s principal accountant billed the registrant $39,000 for professional services rendered for tax compliance, tax advice and tax planning, including review of the registrant’s tax returns and taxable income and excise calculations and year to date estimates for book-to-tax differences.

(d) All Other Fees

None.

(e)(1)

The registrant’s audit committee charter provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of auditors annually to audit and to provide their opinion on the registrant’s financial statements. The audit committee charter also provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the auditor to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)

There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the fiscal year ended March 31, 2024 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2024 and March 31, 2023 were $0 and $0, respectively.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GPS Funds II

By (Signature and Title)* /s/ Carrie E. Hansen

           Carrie E. Hansen, President/Principal Executive Officer

Date 08/05/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Carrie E. Hansen

           Carrie E. Hansen, President/Principal Executive Officer

Date 08/05/2024

By (Signature and Title)* /s/ Patrick R. Young

           Patrick R. Young, Vice President/Treasurer

Date 08/05/2024

*	Print the name and title of each signing officer under his or her signature.